                              AMERICAN

                                           SKANDIA
                                                    TRUST

                              -----------------------------------------------
                                             SEMIANNUAL REPORT

                              -----------------------------------------------

                                               JUNE 30, 1998
                                                (UNAUDITED)

                             AMERICAN SKANDIA TRUST
                            SCHEDULES OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                   AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
                    LORD ABBETT GROWTH AND INCOME PORTFOLIO
                            JANCAP GROWTH PORTFOLIO
                           AST MONEY MARKET PORTFOLIO
                    NEUBERGER&BERMAN MID-CAP VALUE PORTFOLIO
                         AST PUTNAM BALANCED PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                    T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                       PIMCO TOTAL RETURN BOND PORTFOLIO
                        INVESCO EQUITY INCOME PORTFOLIO
                    FOUNDERS CAPITAL APPRECIATION PORTFOLIO
                  T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                   T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
                   NEUBERGER&BERMAN MID-CAP GROWTH PORTFOLIO
                          FOUNDERS PASSPORT PORTFOLIO
                   T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                     PIMCO LIMITED MATURITY BOND PORTFOLIO
                  ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO
                      AST JANUS OVERSEAS GROWTH PORTFOLIO
                   AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO
                 TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
                TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
                  T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
                        MARSICO CAPITAL GROWTH PORTFOLIO
                        COHEN & STEERS REALTY PORTFOLIO
                     LORD ABBETT SMALL CAP VALUE PORTFOLIO
                      BANKERS TRUST ENHANCED 500 PORTFOLIO
                          STEIN ROE VENTURE PORTFOLIO

AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 94.6%
AUSTRALIA -- 0.4%
    QBE Insurance Group Ltd. .........    604,356   $  2,133,206
                                                    ------------
BRAZIL -- 0.8%
    Telecomunicacoes de Sao Paulo
      SA..............................     10,600      2,492,802
    Telecomunicacoes de Sao Paulo SA
      Rights*.........................        498             41
    Telesp Celular SA Pfd. Cl-B*......     17,800      1,477,421
                                                    ------------
                                                       3,970,264
                                                    ------------
CANADA -- 6.4%
    Bank of Nova Scotia...............    311,067      7,699,783
    BCE, Inc. ........................    219,874      9,322,524
    BCE Mobile Communications,
      Inc. ...........................     82,400      2,143,295
    BCE Mobile Communications, Inc.
      144A............................      4,900        127,453
    Bombardier, Inc. Cl-B.............    182,300      4,958,723
    National Bank of Canada...........    211,241      4,129,897
    Northern Telecom Ltd. ............     83,400      4,729,936
                                                    ------------
                                                      33,111,611
                                                    ------------
DENMARK -- 0.4%
    Unidanmark AS Cl-A................     21,100      1,896,141
                                                    ------------
FINLAND -- 2.5%
    Huhtamaki Co. ....................     22,000      1,251,075
    Nokia Oyj Cl-A....................    149,668     11,007,247
    Sampo Insurance Co. Ltd. Cl-A.....     16,900        800,878
                                                    ------------
                                                      13,059,200
                                                    ------------
FRANCE -- 15.1%
    Alcatel Alsthom...................     23,980      4,882,440
    Assurances Generales de France*...     56,338      3,187,750
    Banque Nationale de Paris.........    122,577     10,015,339
    Bouygues SA.......................     24,345      4,421,217
    Credit Commercial de France.......     37,750      3,178,077
    Michelin C.G.D.E. Cl-B............    111,560      6,439,670
    Scor SA...........................    122,600      7,776,524
    Societe Generale..................     46,088      9,581,927
    Societe Nationale Elf Aquitaine
      SA..............................     36,676      5,156,210
    Societe Television Francaise......     31,792      4,927,052
    STMicroelectronics NV [ADR]*......     81,710      5,709,486
    Total SA Cl-B.....................      8,232      1,070,182
    Vivendi...........................     53,874     11,503,637
                                                    ------------
                                                      77,849,511
                                                    ------------
GERMANY -- 8.0%
    Bayer AG..........................     71,546      3,690,206
    Bayerische Motoren Werke AG.......      5,395      5,442,732
    Bayerische Motoren Werke AG
      (New)*..........................      1,354      1,346,277
    Bayerische Vereinsbank AG.........     18,560      1,578,345
    Deutsche Bank AG..................     80,043      6,778,044
    Deutsche Lufthansa AG.............    209,800      5,265,253
    Deutsche Telekom AG...............    138,060      3,724,881
    Mannesmann AG.....................     84,070      8,639,737
    Veba AG...........................     71,635      4,881,418
                                                    ------------
                                                      41,346,893
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
GREECE -- 0.3%
    Hellenic Telecommunication
      Organization SA.................     51,217   $  1,312,913
                                                    ------------
HONG KONG -- 1.2%
    China Telecom Ltd. ...............  1,889,000      3,278,930
    Dao Heng Bank Group Ltd. .........    214,500        304,507
    Guoco Group Ltd. .................    522,000        549,043
    Smartone Telecommunications.......    588,000      1,434,224
    Smartone Telecommunications
      144A............................    239,000        582,959
                                                    ------------
                                                       6,149,663
                                                    ------------
IRELAND -- 4.2%
    Allied Irish Banks PLC............    511,917      7,390,318
    Bank of Ireland PLC...............    374,011      7,642,672
    CRH PLC...........................    470,177      6,669,689
                                                    ------------
                                                      21,702,679
                                                    ------------
ITALY -- 1.8%
    Telecom Italia SPA................  1,279,051      9,415,421
                                                    ------------
JAPAN -- 8.3%
    Canon, Inc. ......................    187,000      4,244,334
    Circle K Japan Co. Ltd. ..........      6,000        208,812
    Fuji Photo Film Co. ..............     75,000      2,610,152
    Fujitsu Ltd. .....................    176,000      1,851,497
    Honda Motor Co. Ltd. .............     53,000      1,886,515
    Mabuchi Motor Co. Ltd. ...........     27,000      1,712,000
    Matsushita-Kotobuki Electronics
      Industries Ltd. ................     57,000      1,421,047
    Mitsumi Electric Co. Ltd. ........    106,000      1,871,239
    Nikko Securities Co. Ltd. ........  1,904,000      7,888,459
    Nippon Television Network
      Corp. ..........................      7,670      2,221,666
    Promise Co. Ltd. .................     59,700      2,456,223
    Ricoh Co. Ltd. ...................    245,000      2,579,133
    Shiseido Co. Ltd. ................    126,000      1,430,817
    Sony Corp. .......................    118,400     10,194,760
                                                    ------------
                                                      42,576,654
                                                    ------------
KOREA -- 1.0%
    Korea Electric Power Corp. .......    499,000      5,324,359
                                                    ------------
MEXICO -- 0.5%
    Coca-Cola Femsa SA [ADR]..........    154,000      2,675,750
                                                    ------------
NETHERLANDS -- 8.0%
    ABN AMRO Holding NV...............    213,744      5,001,531
    AKZO Nobel NV.....................     35,526      7,897,306
    Gucci Group NV....................      2,000        106,000
    ING Groep NV......................    207,340     13,576,549
    KNP NV............................     28,864      1,111,016
    Royal Philips Electronics NV......    110,170      9,261,078
    TNT Post Group NV*................     28,864        737,840
    Vedior NV.........................     54,136      1,530,224
    Vendex NV.........................     54,860      2,063,095
                                                    ------------
                                                      41,284,639
                                                    ------------
POLAND -- 0.1%
    Bank Handlowy W Warszawie 144A*...     24,900        473,598
                                                    ------------

AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PORTUGAL -- 1.0%
    Cimpor-Cimentos de Portugal SA....     45,400   $  1,595,095
    Electricidade de Portugal SA......    156,974      3,649,016
                                                    ------------
                                                       5,244,111
                                                    ------------
SINGAPORE -- 1.8%
    Developmental Bank of Singapore
      Ltd. ...........................    314,200      1,738,860
    Overseas -- Chinese Banking Corp.
      Ltd. ...........................    998,000      3,396,607
    Overseas Union Bank Ltd. .........    904,000      1,979,781
    United Overseas Bank Ltd. ........    657,000      2,041,605
                                                    ------------
                                                       9,156,853
                                                    ------------
SPAIN -- 1.2%
    Telefonica SA.....................    133,877      6,200,195
                                                    ------------
SWEDEN -- 5.3%
    Ericsson, (L.M.) Telephone Co.
      Cl-B............................    190,568      5,567,727
    Fastighets AB Balder*.............     81,156         81,411
    ForeningsSparbanken AB............    102,760      3,092,483
    Nordbanken Holding Co. AB*........    433,114      3,177,094
    Pharmacia & Upjohn, Inc. .........    200,460      9,224,988
    Svenska Handelsbanken Cl-A........     81,156      3,765,255
    Volvo AB Cl-B.....................     86,376      2,572,342
                                                    ------------
                                                      27,481,300
                                                    ------------
SWITZERLAND -- 10.9%
    Edipresse S.A. Bearer.............      3,167        870,669
    Fischer, (Georg) AG...............      8,740      3,399,635
    Julius Baer Holdings AG Cl-B......      2,318      7,251,343
    Liechtenstein Global Trust AG.....      1,943      2,126,423
    Nestle SA.........................      5,947     12,726,684
    Novartis AG.......................      4,404      7,328,338
    Publicitas Holdings SA............      9,886      3,063,284
    Sairgroup.........................      3,710      1,220,515
    UBS AG*...........................     37,075     13,785,708
    Zurich
      Versicherungs-Gesellschaft......      6,432      4,104,783
                                                    ------------
                                                      55,877,382
                                                    ------------
UNITED KINGDOM -- 15.4%
    Avis Europe PLC...................    572,505      2,583,886
    B.A.T. Industries PLC.............    919,822      9,208,349
    Bass PLC..........................    276,133      5,173,981
    British Airways PLC...............    480,976      5,204,274
    British Petroleum Co. PLC.........    105,200      1,534,103
    Dixons Group PLC..................    291,300      2,354,838
    Glaxo Wellcome PLC................    134,081      4,024,622
    Granada Group PLC.................    276,200      5,087,676

                                         SHARES        VALUE
                                         ------        -----
    Molins PLC........................     84,700   $    304,549
    National Westminster Bank PLC.....    335,271      5,991,178
    Orange PLC*.......................    383,800      4,066,356
    Premier Farnell PLC...............     45,000        229,002
    Rio Tinto PLC.....................    267,500      3,012,689
    Securicor PLC.....................    848,500      6,951,205
    Siebe PLC.........................    244,724      4,895,787
    Smith Industries PLC..............    329,900      4,568,642
    SmithKline Beecham PLC............    556,600      6,774,781
    Tomkins PLC.......................    188,890      1,025,069
    Vodafone Group PLC................    495,973      6,297,518
                                                    ------------
                                                      79,288,505
                                                    ------------
TOTAL FOREIGN STOCK (COST
  $397,207,783).......................               487,530,848
                                                    ------------
COMMON STOCK -- 0.5%
INSURANCE -- 0.2%
    AFLAC, Inc. ......................     31,200        945,750
                                                    ------------
TELECOMMUNICATIONS -- 0.3%
    DSC Communications Corp.*.........     56,000      1,680,000
                                                    ------------
TOTAL COMMON STOCK (COST
  $2,558,856).........................                 2,625,750
                                                    ------------
                                           PAR
                                          (000)
                                        ---------
COMMERCIAL PAPER -- 2.9%
    Delaware Funding Corp. 5.68%,
      07/08/98........................  $   5,000      4,994,478
    Merrill Lynch & Co., Inc. 5.63%,
      07/08/98........................     10,000      9,989,053
                                                    ------------
    (COST $14,983,531)................                14,983,531
                                                    ------------
REPURCHASE AGREEMENTS -- 2.1%
    J.P. Morgan Securities, Inc.,
      5.75%, dated 06/30/98, maturing
      07/01/98, repurchase price
      $10,455,670 (Collateralized by
      U.S. Treasury Bonds, par value
      $9,056,000, market value
      $10,717,335, due 08/15/25) (COST
      $10,454,000)....................     10,454     10,454,000
                                                    ------------
TOTAL INVESTMENTS -- 100.1% (COST
  $425,204,170).......................               515,594,129
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)....................                  (333,867)
                                                    ------------
NET ASSETS -- 100.0%..................              $515,260,262
                                                    ============

AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1998:

                                             IN                        UNREALIZED
SETTLEMENT               CONTRACTS TO     EXCHANGE      CONTRACTS     APPRECIATION
  MONTH      TYPE           RECEIVE          FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/98        Buy    CAD        400,391   $   272,412   $   272,293      $   (119)
07/98        Buy    CHF      2,201,675     1,443,141     1,451,738         8,597
07/98        Buy    DEM        454,303       250,429       251,719         1,290
07/98        Buy    FRF      5,840,314       967,520       967,556            36
10/98        Buy    GBP     10,520,000    17,113,147    17,435,404       322,257
07/98        Buy    ITL  2,754,709,136     1,549,039     1,549,711           672
07/98        Buy    JPY     10,059,798        72,435        72,517            82
07/98        Buy    PTE    420,970,000     2,271,707     2,279,176         7,469
07/98        Buy    SEK     19,034,441     2,386,425     2,386,803           378
                                         -----------   -----------      --------
                                         $26,326,255   $26,666,917      $340,662
                                         ===========   ===========      ========

                                             IN                        UNREALIZED
SETTLEMENT               CONTRACTS TO     EXCHANGE      CONTRACTS     APPRECIATION
  MONTH      TYPE           DELIVER          FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/98        Sell   ATS      7,866,880   $   620,190   $   619,844    $       346
07/98        Sell   CHF        206,029       135,590       135,873           (283)
07/98        Sell   ESP     50,429,977       328,705       329,414           (709)
07/98        Sell   FRF      1,227,069       203,322       203,287             35
07/98        Sell   GBP      3,544,214     5,912,071     5,912,576           (505)
07/98        Sell   HKD        485,700        62,681        62,667             14
07/98        Sell   JPY    104,681,503       736,092       754,385        (18,293)
09/98        Sell   JPY  5,199,787,000    36,904,993    37,889,747       (984,754)
07/98        Sell   SGD      1,036,634       615,786       613,453          2,333
                                         -----------   -----------    -----------
                                         $45,519,430   $46,521,246    $(1,001,816)
                                         ===========   ===========    ===========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.2% of net assets.

See Notes to Financial Statements.

LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 95.3%
AEROSPACE -- 0.6%
    United Technologies Corp. .....      70,000   $    6,475,000
                                                  --------------
AIRLINES -- 2.0%
    Delta Air Lines, Inc. .........      90,000       11,632,500
    US Airways Group, Inc.*........     140,000       11,095,000
                                                  --------------
                                                      22,727,500
                                                  --------------
AUTOMOBILE MANUFACTURERS -- 1.8%
    Ford Motor Co. ................     100,000        5,900,000
    General Motors Corp. ..........     210,000       14,030,625
                                                  --------------
                                                      19,930,625
                                                  --------------
CHEMICALS -- 3.6%
    Dow Chemical Co. ..............     125,000       12,085,937
    Du Pont, (E.I.) de Nemours &
      Co. .........................     190,000       14,178,750
    Lyondell Petrochemical Co. ....     270,000        8,218,125
    Rohm & Haas Co. ...............      55,000        5,716,562
                                                  --------------
                                                      40,199,374
                                                  --------------
CLOTHING & APPAREL -- 2.4%
    Liz Claiborne, Inc. ...........     260,000       13,585,000
    VF Corp. ......................     250,000       12,875,000
                                                  --------------
                                                      26,460,000
                                                  --------------
COMPUTER HARDWARE -- 5.9%
    Compaq Computer Corp. .........     235,000        6,668,125
    EMC Corp.*.....................     260,000       11,651,250
    Hewlett-Packard Co. ...........     210,000       12,573,750
    International Business
      Machines Corp. ..............     220,000       25,258,750
    Seagate Technology, Inc.*......     400,000        9,525,000
                                                  --------------
                                                      65,676,875
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 1.7%
    First Data Corp. ..............     170,000        5,663,125
    Sun Microsystems, Inc.*........     310,000       13,465,625
                                                  --------------
                                                      19,128,750
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 4.6%
    Corning, Inc. .................     210,000        7,297,500
    Eastman Kodak Co. .............     170,000       12,420,625
    Fortune Brands, Inc. ..........     390,000       14,990,625
    International Flavors &
      Fragrances, Inc. ............     130,000        5,646,875
    Whirlpool Corp. ...............     150,000       10,312,500
                                                  --------------
                                                      50,668,125
                                                  --------------
CONTAINERS & PACKAGING -- 0.9%
    Crown Cork & Seal Co., Inc. ...     210,000        9,975,000
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
    Emerson Electric Co. ..........     420,000       25,357,500
                                                  --------------
ENVIRONMENTAL SERVICES -- 1.0%
    USA Waste Services, Inc.*......     220,000       10,862,500
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
FINANCIAL-BANK & TRUST -- 7.2%
    Banc One Corp. ................     440,000   $   24,557,500
    BankAmerica Corp. .............     125,000       10,804,687
    BankBoston Corp. ..............     100,000        5,562,500
    Bankers Trust Corp. ...........      30,000        3,481,875
    Chase Manhattan Corp. .........     160,000       12,080,000
    First Union Corp. .............     220,000       12,815,000
    Mellon Bank Corp. .............     150,000       10,443,750
                                                  --------------
                                                      79,745,312
                                                  --------------
FINANCIAL SERVICES -- 3.2%
    Morgan Stanley, Dean Witter &
      Co. .........................     260,000       23,757,500
    Washington Mutual, Inc. .......     262,500       11,402,344
                                                  --------------
                                                      35,159,844
                                                  --------------
FOOD -- 6.8%
    Archer-Daniels-Midland Co. ....     540,000       10,462,500
    Bestfoods, Inc. ...............     220,000       12,773,750
    ConAgra, Inc. .................     360,000       11,407,500
    Heinz, (H.J.) Co. .............     275,000       15,434,375
    Ralston Purina Group...........     100,000       11,681,250
    Sara Lee Corp. ................     240,000       13,425,000
                                                  --------------
                                                      75,184,375
                                                  --------------
HEALTHCARE SERVICES -- 1.2%
    Columbia HCA Healthcare
      Corp. .......................     200,000        5,825,000
    United Healthcare Corp. .......     120,000        7,620,000
                                                  --------------
                                                      13,445,000
                                                  --------------
INSURANCE -- 10.7%
    Allstate Corp. ................     125,000       11,445,313
    American General Corp. ........     340,000       24,203,750
    Chubb Corp. ...................     300,000       24,112,500
    CIGNA Corp. ...................     155,000       10,695,000
    Jefferson-Pilot Corp. .........     175,000       10,139,063
    Progressive Corp. .............      70,000        9,870,000
    St. Paul Companies, Inc. ......     340,000       14,301,250
    Transamerica Corp. ............     120,000       13,815,000
                                                  --------------
                                                     118,581,876
                                                  --------------
MACHINERY & EQUIPMENT -- 2.2%
    Deere & Co. ...................     460,000       24,322,500
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Baxter International, Inc. ....     410,000       22,063,125
                                                  --------------
OIL & GAS -- 9.1%
    British Petroleum Co. PLC
      [ADR]........................     250,000       22,062,500
    Coastal Corp. .................     210,000       14,660,625
    Consolidated Natural Gas
      Co. .........................     110,000        6,476,250
    ENI Co. SPA [ADR]..............     240,000       15,600,000
    Mobil Corp. ...................     260,000       19,922,500
    Occidental Petroleum Corp. ....     499,965       13,499,055
    Sonat, Inc. ...................     220,000        8,497,500
                                                  --------------
                                                     100,718,430
                                                  --------------

LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
PAPER & FOREST PRODUCTS -- 4.4%
    Bowater, Inc. .................     220,000   $   10,395,000
    Fort James Corp. ..............     410,000       18,245,000
    Georgia Pacific Group..........     102,700        6,052,881
    Georgia Pacific Timber Group...     200,000        4,612,500
    Kimberly-Clark Corp. ..........     210,000        9,633,750
                                                  --------------
                                                      48,939,131
                                                  --------------
PHARMACEUTICALS -- 3.0%
    American Home Products
      Corp. .......................     300,000       15,525,000
    Pharmacia & Upjohn, Inc. ......     220,000       10,147,500
    SmithKline Beecham PLC [ADR]...     120,000        7,260,000
                                                  --------------
                                                      32,932,500
                                                  --------------
PRINTING & PUBLISHING -- 1.0%
    Dow Jones & Co., Inc. .........     210,000       11,707,500
                                                  --------------
RETAIL & MERCHANDISING -- 5.5%
    May Department Stores Co. .....     280,000       18,340,000
    Penney, (J.C.) Co., Inc. ......     175,000       12,654,688
    Toys 'R' Us, Inc.*.............      74,400        1,753,050
    Wal-Mart Stores, Inc. .........     460,000       27,945,000
                                                  --------------
                                                      60,692,738
                                                  --------------
TELECOMMUNICATIONS -- 6.2%
    AT&T Corp. ....................     425,000       24,278,125
    Bell Atlantic Corp. ...........     260,000       11,862,500
    SBC Communications, Inc. ......     430,000       17,200,000
    WorldCom, Inc.*................     310,000       15,015,625
                                                  --------------
                                                      68,356,250
                                                  --------------
UTILITIES -- 6.0%
    Baltimore Gas & Electric
      Co. .........................     239,600        7,442,575
    Carolina Power & Light Co. ....     360,000       15,615,000
    Duke Energy Corp. .............     280,000       16,590,000
    FirstEnergy Corp...............     420,000       12,915,000
    FPL Group, Inc. ...............     215,000       13,545,000
                                                  --------------
                                                      66,107,575
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
TOTAL COMMON STOCK
  (COST $886,331,968)..............               $1,055,417,405
                                                  --------------
PREFERRED STOCK -- 2.0%
INSURANCE -- 1.3%
    Aetna, Inc. Cl-C 6.25%.........     200,000       15,025,000
                                                  --------------
UTILITIES -- 0.7%
    Houston Industries, Inc.
      7.00%........................     100,000        7,450,000
                                                  --------------
TOTAL PREFERRED STOCK
  (COST $22,832,642)...............                   22,475,000
                                                  --------------
SHORT-TERM INVESTMENTS -- 2.9%
  Temporary Investment Cash Fund...  16,114,129       16,114,129
    Temporary Investment Fund......  16,114,129       16,114,129
                                                  --------------
    (COST $32,228,258).............                   32,228,258
                                                  --------------
TOTAL INVESTMENTS -- 100.2%
  (COST $941,392,868)..............                1,110,120,663
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2%)...........                   (2,867,479)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,107,253,184
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 88.6%
AIRLINES -- 0.2%
    UAL Corp.*.....................     42,760   $    3,335,280
                                                 --------------
BEVERAGES -- 6.0%
    Coca-Cola Co. .................    497,200       42,510,600
    Coca-Cola Enterprises, Inc. ...  2,327,015       91,335,339
                                                 --------------
                                                    133,845,939
                                                 --------------
CHEMICALS -- 5.3%
    Cytec Industries, Inc.*........    743,950       32,919,787
    Monsanto Co. ..................  1,534,180       85,722,307
                                                 --------------
                                                    118,642,094
                                                 --------------
COMPUTER HARDWARE -- 7.7%
    Dell Computer Corp.*...........  1,871,080      173,659,612
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 21.1%
    America Online, Inc.*..........  1,443,560      153,017,360
    Cisco Systems, Inc.*...........    985,160       90,696,292
    EarthLink Network, Inc.*.......    125,000        9,593,750
    Edwards, (J.D.) & Co.*.........    470,475       20,201,020
    Intuit, Inc.*..................    422,006       25,847,867
    Microsoft Corp.*...............  1,577,900      171,004,912
    Sapient Corp.*.................     68,000        3,587,000
                                                 --------------
                                                    473,948,201
                                                 --------------
CONGLOMERATES -- 1.2%
    Textron, Inc...................    388,850       27,875,684
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.5%
    AES Corp.*.....................    384,600       20,215,538
    General Electric Co. ..........    931,550       84,771,050
    Texas Instruments, Inc.........    296,650       17,298,403
                                                 --------------
                                                    122,284,991
                                                 --------------
ENTERTAINMENT & LEISURE -- 3.7%
    Carnival Corp. Cl-A............    500,000       19,812,500
    Time Warner, Inc. .............    748,815       63,976,882
                                                 --------------
                                                     83,789,382
                                                 --------------
FARMING & AGRICULTURE -- 0.4%
    Delta & Pine Land Co. .........    202,480        9,010,360
                                                 --------------
FINANCIAL-BANK & TRUST -- 4.3%
    BankAmerica Corp. .............    388,875       33,613,383
    Citicorp.......................    311,160       46,440,630
    Mercantile Bancorporation,
      Inc..........................    166,800        8,402,550
    U.S. Bancorp...................    205,500        8,836,500
                                                 --------------
                                                     97,293,063
                                                 --------------
FINANCIAL SERVICES -- 9.2%
    Fannie Mae.....................    971,065       58,992,199
    Freddie Mac....................    692,300       32,581,369
    Merrill Lynch & Co., Inc.......    493,400       45,516,150
    Morgan Stanley, Dean Witter &
      Co...........................    502,995       45,961,168
    Schwab, (Charles) Corp. .......    735,510       23,904,075
                                                 --------------
                                                    206,954,961
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
HOTELS & MOTELS -- 1.1%
    Starwood Hotels & Resorts
      [REIT].......................    497,625   $   24,041,508
                                                 --------------
INSURANCE -- 1.0%
    Life Re Corp. .................    260,000       21,320,000
                                                 --------------
PHARMACEUTICALS -- 13.4%
    Lilly, (Eli) & Co..............  1,132,170       74,793,981
    Pfizer, Inc....................  1,025,475      111,456,314
    Warner-Lambert Co. ............  1,658,775      115,077,516
                                                 --------------
                                                    301,327,811
                                                 --------------
RETAIL & MERCHANDISING -- 2.7%
    Costco Companies, Inc.*........    393,120       24,791,130
    Meyer, (Fred), Inc.*...........    835,500       35,508,750
                                                 --------------
                                                     60,299,880
                                                 --------------
TELECOMMUNICATIONS -- 5.8%
    Lucent Technologies, Inc.......  1,130,650       94,055,947
    Qwest Communications
      International, Inc.*.........  1,003,100       34,983,113
                                                 --------------
                                                    129,039,060
                                                 --------------
TOTAL COMMON STOCK
  (COST $1,167,426,367)............               1,986,667,826
                                                 --------------
FOREIGN STOCK -- 1.8%
AUTOMOBILE MANUFACTURERS
    Porsche AG Pfd. -- (DEM)
    (COST $8,294,264)..............     13,419       38,880,999
                                                 --------------

                                        PAR
                                       (000)
                                     ---------
CORPORATE OBLIGATIONS -- 3.4%
ENTERTAINMENT & LEISURE -- 2.3%
    Venetian Casino Resort LLC
      Mtge. Notes
      12.25%, 11/15/04.............    $49,725      51,589,688
                                                --------------
TELECOMMUNICATIONS -- 1.1%
    Lenfest Communications, Inc.
      Sr. Notes 7.625%, 02/15/08...     11,295      11,549,138
    Lenfest Communications, Inc.
      Sr. Sub. Notes 8.25%,
      02/15/08.....................     12,480      13,041,600
                                                --------------
                                                    24,590,738
                                                --------------
TOTAL CORPORATE OBLIGATIONS
  (COST $73,517,755)...............                 76,180,426
                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
FEDERAL HOME LOAN MORTGAGE CORP.
  5.43%, 07/20/98..................     25,000      24,928,354
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION DISCOUNT NOTE 5.43%,
  07/24/98.........................     25,000      24,913,271
                                                --------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $49,841,625)...............                 49,841,625
                                                --------------

JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)        VALUE
                                     ---------  --------------
COMMERCIAL PAPER -- 3.6%
    C.I.T. Group Holdings, Inc.
      6.10%, 07/01/98..............  $  30,000  $   30,000,000
    Household Finance Corp.
      6.00%, 07/01/98..............     51,000      51,000,000
                                                --------------
    (COST $81,000,000).............                 81,000,000
                                                --------------
                                      SHARES
                                       -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................     56,165          56,165
    Temporary Investment Fund......     56,164          56,164
                                                --------------
    (COST $112,329)................                    112,329
                                                --------------
TOTAL INVESTMENTS -- 99.6%
  (COST $1,380,192,340)............              2,232,683,205
OTHER ASSETS LESS
  LIABILITIES -- 0.4%..............                  9,038,102
                                                --------------
NET ASSETS -- 100.0%...............             $2,241,721,307
                                                ==============

Foreign currency exchange contracts outstanding at June 30, 1998:

                                            IN
SETTLEMENT               CONTRACTS TO    EXCHANGE      CONTRACTS     UNREALIZED
  MONTH      TYPE          RECEIVE          FOR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
07/98        Buy    DEM   44,800,000    $24,917,456   $24,827,388    $  90,068
                                        ===========   ===========    =========

                                            IN                        UNREALIZED
SETTLEMENT               CONTRACTS TO    EXCHANGE      CONTRACTS     APPRECIATION
  MONTH      TYPE          DELIVER          FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
07/98        Sell   DEM   67,000,000    $36,966,309   $37,144,299      $(177,990)
11/98        Sell   DEM   45,000,000     25,300,076    25,137,558        162,518
                                        -----------   -----------      ---------
                                        $62,266,385   $62,281,857      $ (15,472)
                                        ===========   ===========      =========

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
COMMERCIAL PAPER -- 45.7%
CHEMICALS -- 4.2%
    Du Pont, (E.I.) de Nemours & Co.+
      5.53%, 07/22/98..................  $35,000  $ 34,887,096
                                                  ------------
FINANCIAL-BANK & TRUST -- 23.3%
    Bank of New York
      5.50%, 09/09/98..................   24,500    24,237,986
      5.49%, 09/21/98..................   13,500    13,331,183
    Barclays US Funding Corp.
      5.51%, 07/23/98..................   25,500    25,414,136
    Commerzbank USA Finance, Inc.
      5.53%, 07/23/98..................   27,500    27,407,065
    Generale Bank, Inc.
      5.50%, 09/03/98..................   20,000    19,804,444
    Halifax PLC
      5.48%, 09/21/98..................   15,000    14,812,767
    Suntrust Bank, Inc.
      5.50%, 08/26/98..................   20,000    19,828,889
      5.49%, 09/09/98..................   19,000    18,797,175
    U.S. Bancorp
      5.52%, 07/24/98..................   12,735    12,690,088
    Wachovia Bank NC
      5.52%, 08/12/98..................   15,500    15,400,180
                                                  ------------
                                                   191,723,913
                                                  ------------
FINANCIAL SERVICES -- 13.7%
    Caisse D'Amortissement
      de la Dette Sociale
      5.37%, 08/03/98..................   25,000    24,876,938
    Diageo Capital PLC+
      5.37%, 08/12/98..................   15,000    14,906,025
    Ford Motor Credit Corp.
      5.49%, 07/08/98..................   30,000    29,967,975
      5.47%, 07/10/98..................    5,000     4,993,163
    Province of Quebec
      5.48%, 12/30/98..................   19,500    18,959,763
      5.50%, 01/11/99..................   20,000    19,407,222
                                                  ------------
                                                   113,111,086
                                                  ------------
OIL & GAS -- 0.2%
    Koch Industries, Inc.
      6.30%, 07/01/98..................    1,803     1,803,000
                                                  ------------
PHARMACEUTICALS -- 4.3%
    Abbott Laboratories, Inc.
      5.50%, 07/22/98..................   35,000    34,887,708
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $376,412,803)..................            376,412,803
                                                  ------------
CORPORATE OBLIGATIONS -- 26.7%
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    General Electric Co.
      7.875%, 09/15/98.................   25,000    25,115,391
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
FINANCIAL-BANK & TRUST -- 23.7%
    Abbey National Treasury Services
      PLC [FRN]
      5.482%, 06/01/99.................  $35,000  $ 34,965,166
    American Express Centurion Bank
      [FRN]
      5.596%, 05/07/99.................   10,000    10,000,000
    Bank of Nova Scotia
      5.675%, 03/04/99.................   10,000     9,997,739
      5.516%, 06/07/99 [FRN]...........   30,000    29,977,979
    CoreStates Bank N.A. [FRN]
      5.597%, 05/14/99.................   30,000    30,000,000
    Key Bank N.A. [VR]
      5.74%, 07/31/98..................   25,000    24,998,597
    Old Kent Bank [VR]
      5.65%, 11/04/98..................   25,000    25,000,000
    Southtrust Bank N.A. [FRN]
      5.55%, 06/01/99..................   30,000    29,978,496
                                                  ------------
                                                   194,917,977
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $220,033,368)..................            220,033,368
                                                  ------------
CERTIFICATES OF DEPOSIT -- 21.5%
    Abbey National Treasury Services
      5.72%, 06/11/99..................    5,000     4,997,284
    Bank of America
      5.63%, 02/26/99..................    5,000     4,998,739
    Bank of Boston N.A.
      5.87%, 10/14/98..................   15,000    14,997,936
    Bankers Trust NY [VR]
      5.74%, 07/07/98..................    7,000     6,999,878
    Bayerische Vereinsbank NY
      5.75%, 05/07/99..................   15,000    14,991,613
    Commerzbank NY
      5.67%, 03/05/99..................   10,000     9,996,757
    Deutsche Bank NY
      5.73%, 04/15/99..................   15,000    14,994,332
    Harris Trust Bank
      5.55%, 08/11/98..................   20,000    20,000,000
      5.57%, 08/25/98..................   20,000    20,000,000
    NationsBank Corp.
      5.55%, 07/16/98..................   25,000    25,000,000
      5.60%, 09/04/98..................   10,000    10,000,000
    Rabobank Nederland NV NY
      5.78%, 05/05/99..................   10,000     9,996,590
    Societe Generale NY [VR]
      5.571%, 05/26/99.................   20,000    19,987,566
                                                  ------------
    (COST $176,960,695)................            176,960,695
                                                  ------------

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.2%
    Greentree Steers Corp. [VR]
      5.686%, 11/15/98.................  $21,083  $ 21,078,724
    The Money Store [VR]
      5.682%, 11/15/98.................   21,831    21,830,363
                                                  ------------
    (COST $42,909,087).................             42,909,087
                                                  ------------
TOTAL INVESTMENTS -- 99.1% (COST
  $816,315,953)........................            816,315,953
OTHER ASSETS LESS
  LIABILITIES -- 0.9%..................              7,459,491
                                                  ------------
NET ASSETS -- 100.0%...................           $823,775,444
                                                  ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 6.0% of net assets.

See Notes to Financial Statements.

NEUBERGER&BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 91.8%
AEROSPACE -- 2.3%
    Boeing Co..........................   50,000   $  2,228,125
    Raytheon Co. Cl-A..................   47,600      2,742,950
                                                   ------------
                                                      4,971,075
                                                   ------------
AIRLINES -- 1.5%
    Continental Airlines, Inc. Cl-B*...   43,000      2,617,625
    Delta Air Lines, Inc...............    5,000        646,250
                                                   ------------
                                                      3,263,875
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 1.6%
    General Motors Corp. ..............   50,500      3,374,031
                                                   ------------
AUTOMOTIVE PARTS -- 2.5%
    Autozone, Inc.*....................   29,000        926,187
    Eaton Corp. .......................   28,500      2,215,875
    Goodyear Tire & Rubber Co. ........   33,000      2,126,437
                                                   ------------
                                                      5,268,499
                                                   ------------
BEVERAGES -- 1.4%
    Anheuser-Busch Companies, Inc......   64,500      3,043,594
                                                   ------------
BROADCASTING -- 1.5%
    Scripps, (E.W.) Co. Cl-A...........   58,500      3,206,531
                                                   ------------
BUILDING MATERIALS -- 0.8%
    USG Corp.*.........................   33,500      1,813,187
                                                   ------------
CHEMICALS -- 4.6%
    Cabot Corp. .......................   69,100      2,232,794
    Du Pont, (E.I.) de Nemours &
      Co. .............................   25,000      1,865,625
    Morton International, Inc. ........   58,500      1,462,500
    Praxair, Inc. .....................   92,000      4,306,750
                                                   ------------
                                                      9,867,669
                                                   ------------
CLOTHING & APPAREL -- 0.8%
    Unifi, Inc. .......................   50,000      1,712,500
                                                   ------------
COMPUTER HARDWARE -- 1.1%
    Quantum Corp.*.....................  117,600      2,440,200
                                                   ------------
CONGLOMERATES -- 2.9%
    Minnesota Mining & Manufacturing
      Co. .............................   32,100      2,638,219
    Philip Morris Companies, Inc. .....   53,000      2,086,875
    Tenneco, Inc. .....................   39,500      1,503,469
                                                   ------------
                                                      6,228,563
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.8%
    Raychem Corp. .....................   57,600      1,702,800
    UST, Inc. .........................   81,000      2,187,000
                                                   ------------
                                                      3,889,800
                                                   ------------
CONTAINERS & PACKAGING -- 2.5%
    Crown Cork & Seal Co., Inc. .......   72,400      3,439,000
    Owens-Illinois, Inc.*..............   43,000      1,924,250
                                                   ------------
                                                      5,363,250
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    Teradyne, Inc.*....................   77,300      2,067,775
    Texas Instruments, Inc. ...........   47,500      2,769,844
                                                   ------------
                                                      4,837,619
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
ENTERTAINMENT & LEISURE -- 0.8%
    Mirage Resorts, Inc.*..............   85,000   $  1,811,562
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.4%
    Millipore Corp. ...................   26,200        713,950
    Waste Management, Inc. ............   67,200      2,352,000
                                                   ------------
                                                      3,065,950
                                                   ------------
FINANCIAL-BANK & TRUST -- 7.7%
    Banc One Corp. ....................   75,800      4,230,587
    Chase Manhattan Corp. .............   55,000      4,152,500
    Citicorp...........................   24,700      3,686,475
    Countrywide Credit Industries,
      Inc. ............................   88,300      4,481,225
                                                   ------------
                                                     16,550,787
                                                   ------------
FINANCIAL SERVICES -- 3.3%
    Nationwide Financial Services,
      Inc. ............................   54,500      2,779,500
    SLM Holding Corp...................   89,000      4,361,000
                                                   ------------
                                                      7,140,500
                                                   ------------
FOOD -- 1.8%
    ConAgra, Inc. .....................   67,400      2,135,737
    Nabisco Holdings Corp. Cl-A........   46,600      1,680,512
                                                   ------------
                                                      3,816,249
                                                   ------------
HEALTHCARE SERVICES -- 1.3%
    Wellpoint Health Networks, Inc.*...   39,000      2,886,000
                                                   ------------
HOTELS & MOTELS -- 3.2%
    Host Marriott Corp.*...............  205,500      3,660,469
    Starwood Hotels & Resorts [REIT]...   65,000      3,140,312
                                                   ------------
                                                      6,800,781
                                                   ------------
INSURANCE -- 11.4%
    Ace, Ltd. .........................   49,200      1,918,800
    Aetna, Inc. .......................   43,900      3,341,887
    Allstate Corp. ....................   38,600      3,534,312
    AON Corp. .........................   24,700      1,735,175
    CIGNA Corp. .......................   55,300      3,815,700
    EXEL Ltd. .........................   59,600      4,637,625
    St. Paul Companies, Inc. ..........   70,000      2,944,375
    Travelers Group, Inc. .............   45,000      2,728,125
                                                   ------------
                                                     24,655,999
                                                   ------------
MACHINERY & EQUIPMENT -- 1.9%
    Alstom SA [ADR]*...................   85,000      2,767,813
    McDermott International, Inc. .....   40,200      1,384,388
                                                   ------------
                                                      4,152,201
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Baxter International, Inc. ........   43,600      2,346,225
                                                   ------------
METALS & MINING -- 1.0%
    AK Steel Holding Corp. ............  118,400      2,116,400
    Nucor Corp. .......................    1,900         87,400
                                                   ------------
                                                      2,203,800
                                                   ------------

NEUBERGER&BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
OIL & GAS -- 3.2%
    Chevron Corp. .....................   25,500   $  2,118,094
    Noble Affiliates, Inc. ............   47,000      1,786,000
    Unocal Corp. ......................   71,000      2,538,250
    YPF SA [ADR].......................   14,000        420,875
                                                   ------------
                                                      6,863,219
                                                   ------------
PAPER & FOREST PRODUCTS -- 3.3%
    Kimberly-Clark Corp. ..............   61,500      2,821,313
    Mead Corp. ........................   48,000      1,524,000
    Union Camp Corp. ..................   19,900        987,538
    Weyerhaeuser Co. ..................   38,000      1,755,125
                                                   ------------
                                                      7,087,976
                                                   ------------
PHARMACEUTICALS -- 1.8%
    Biogen, Inc.*......................   77,500      3,797,500
                                                   ------------
REAL ESTATE -- 1.7%
    Catellus Development Corp.*........   86,000      1,521,125
    Indymac Mortgage Holdings, Inc.
      [REIT]...........................   93,000      2,115,750
                                                   ------------
                                                      3,636,875
                                                   ------------
RESTAURANTS -- 2.2%
    McDonald's Corp. ..................   30,000      2,070,000
    Tricon Global Restaurants, Inc.*...   82,000      2,598,375
                                                   ------------
                                                      4,668,375
                                                   ------------
RETAIL & MERCHANDISING -- 4.3%
    Consolidated Stores Corp.*.........   63,500      2,301,875
    Harcourt General, Inc. ............   52,500      3,123,750
    Sears, Roebuck & Co. ..............   62,500      3,816,406
                                                   ------------
                                                      9,242,031
                                                   ------------
SEMICONDUCTORS -- 2.5%
    KLA-Tencor Corp.*..................   42,800      1,185,025
    Micron Technology, Inc.*...........   41,100      1,019,794
    Motorola, Inc. ....................   35,900      1,886,994
    National Semiconductor Corp.*......  100,000      1,318,750
                                                   ------------
                                                      5,410,563
                                                   ------------
TELECOMMUNICATIONS -- 2.7%
    MCI Communications Corp. ..........   30,000      1,743,750
    SBC Communications, Inc. ..........   25,000      1,000,000
    WorldCom, Inc.*....................   64,000      3,100,000
                                                   ------------
                                                      5,843,750
                                                   ------------
TRANSPORTATION -- 1.4%
    FDX Corp.*.........................   46,400      2,911,600
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
UTILITIES -- 6.3%
    Edison International Co. ..........   95,000   $  2,808,438
    Enron Corp. .......................   27,500      1,486,719
    Illinova Corp. ....................   43,000      1,290,000
    Niagara Mohawk Power Corp.*........   97,100      1,450,431
    PG&E Corp. ........................   83,400      2,632,313
    Unicom Corp. ......................  109,300      3,832,331
                                                   ------------
                                                     13,500,232
                                                   ------------
TOTAL COMMON STOCK
  (COST $204,016,856)..................             197,672,568
                                                   ------------

                                          PAR
                                         (000)
                                         -----
COMMERCIAL PAPER -- 6.9%
    American Express Credit Corp.
      5.75%, 07/06/98..................  $2,000     1,998,403
    Bell Atlantic Network Funding, Inc.
      5.56%, 07/28/98..................   2,000     1,991,660
    Eksportfinans ASA Corp.
      5.80%, 07/06/98..................   3,000     2,997,583
    Ford Motor Credit Co.
      5.46%, 07/15/98..................   2,000     2,000,000
    Goldman, Sachs & Co.
      5.60%, 07/02/98..................   2,500     2,499,611
    Koch Industries, Inc.+
      5.60%, 07/01/98..................   2,500     2,500,000
    Met Life Funding Corp. 5.53%,
      07/10/98.........................   1,000       998,618
                                                  -----------
    (COST $14,985,875).................            14,985,875
                                                  -----------

                                        SHARES
                                        ------
                                         -----
SHORT-TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund...  1,688,658      1,688,658
    Temporary Investment Fund........  1,688,657      1,688,657
                                                   ------------
    (COST $3,377,315)................                 3,377,315
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (COST $222,380,046)................               216,035,758
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)...................                  (669,741)
                                                   ------------
NET ASSETS -- 100.0%.................              $215,366,017
                                                   ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 1.2% of net assets.

See Notes to Financial Statements.

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 53.8%
ADVERTISING -- 0.2%
    Omnicom Group, Inc. ...............   12,400   $    618,450
                                                   ------------
AEROSPACE -- 0.4%
    Boeing Co. ........................   33,330      1,485,268
                                                   ------------
AIRLINES -- 0.3%
    UAL Corp.*.........................   13,800      1,076,400
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    Ford Motor Co. ....................   31,365      1,850,535
                                                   ------------
AUTOMOTIVE PARTS -- 1.7%
    Dana Corp. ........................   33,920      1,814,720
    Eaton Corp. .......................   16,445      1,278,599
    Goodyear Tire & Rubber Co. ........   33,913      2,185,269
    Lear Corp.*........................   26,960      1,383,385
                                                   ------------
                                                      6,661,973
                                                   ------------
BEVERAGES -- 0.6%
    Coca-Cola Enterprises, Inc. .......   14,100        553,425
    Coca-Cola Femsa SA [ADR]...........    1,200         20,850
    PepsiCo, Inc. .....................   42,545      1,752,322
                                                   ------------
                                                      2,326,597
                                                   ------------
BROADCASTING -- 0.4%
    Chancellor Media Corp.*............   12,850        638,083
    Clear Channel Communications,
      Inc.*............................    4,200        458,325
    Grupo Televisa SA [GDR]*...........      538         20,242
    Sinclair Broadcasting Group, Inc.
      Cl-A*............................   14,800        425,500
                                                   ------------
                                                      1,542,150
                                                   ------------
BUSINESS SERVICES -- 0.2%
    Accustaff, Inc.*...................   13,200        411,262
    Robert Half International, Inc.*...    8,300        463,762
                                                   ------------
                                                        875,024
                                                   ------------
CHEMICALS -- 1.2%
    Du Pont, (E.I.) de Nemours &
      Co. .............................   32,590      2,432,029
    Eastman Chemical Co. ..............   21,277      1,324,493
    Witco Corp. .......................   35,963      1,051,918
                                                   ------------
                                                      4,808,440
                                                   ------------
CLOTHING & APPAREL -- 0.6%
    Abercrombie & Fitch Co. Cl-A*......    8,200        360,800
    Cintas Corp. ......................    8,400        428,400
    Jones Apparel Group, Inc.*.........   13,400        489,937
    Tommy Hilfiger, Corp.*.............    7,900        493,750
    WestPoint Stevens, Inc.*...........   14,100        465,300
                                                   ------------
                                                      2,238,187
                                                   ------------
COMPUTER HARDWARE -- 1.5%
    Hewlett-Packard Co. ...............   30,425      1,821,697
    International Business Machines
      Corp. ...........................   26,236      3,012,221
    Seagate Technology, Inc.*..........   56,600      1,347,787
                                                   ------------
                                                      6,181,705
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 2.2%
    America Online, Inc.*..............    8,500        901,000
    Aspect Development, Inc.*..........    3,400        257,125
    BMC Software, Inc.*................   14,000        727,125
    Cadence Design Systems, Inc.*......   15,800        493,750

                                         SHARES       VALUE
                                         ------       -----
    Computer Associates International,
      Inc. ............................   23,530   $  1,307,386
    Compuware Corp.*...................    9,700        495,912
    Comverse Technology, Inc.*.........    7,600        394,250
    Fiserv, Inc.*......................   10,200        433,181
    Ingram Micro, Inc. Cl-A*...........    5,200        230,100
    Intuit, Inc.*......................    8,200        502,250
    Knology Holdings, Inc. Warrants
      144A*............................       45              0
    Lycos, Inc.*.......................    2,500        188,437
    NCR Corp.*.........................   33,965      1,103,862
    PeopleSoft, Inc.*..................   11,100        521,700
    Sterling Commerce, Inc.*...........    9,000        436,500
    VERITAS Software Corp.*............   15,350        635,106
    Yahoo! Inc.*.......................    1,000        157,500
                                                   ------------
                                                      8,785,184
                                                   ------------
CONGLOMERATES -- 0.9%
    Minnesota Mining & Manufacturing
      Co. .............................   19,643      1,614,409
    Philip Morris Companies, Inc. .....   55,202      2,173,579
                                                   ------------
                                                      3,787,988
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 2.6%
    Apollo Group, Inc. Cl-A*...........   12,000        396,750
    Clorox Co..........................   14,355      1,369,108
    Colgate-Palmolive Co...............   19,140      1,684,320
    Eastman Kodak Co. .................   25,140      1,836,791
    Estee Lauder Companies, Inc.
      Cl-A.............................    5,600        390,250
    Hasbro, Inc. ......................   38,810      1,525,718
    Hedstrom Holdings, Inc. 144A*......      303            379
    Mohawk Industries, Inc.*...........   13,000        411,937
    Rexall Sundown, Inc.*..............   14,700        518,175
    Twinlab Corp.*.....................    5,500        240,281
    Whitman Corp. .....................   86,691      1,988,475
                                                   ------------
                                                     10,362,184
                                                   ------------
CONTAINERS & PACKAGING -- 0.6%
    Owens-Illinois, Inc.*..............   53,355      2,387,636
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    Cellnet Data Systems Warrants*.....       95          5,320
    Emerson Electric Co. ..............   23,870      1,441,151
    FORE Systems, Inc. ................   15,900        421,350
    STMicroelectronics NV*.............    2,978        208,088
    Texas Instruments, Inc.............   71,395      4,163,221
                                                   ------------
                                                      6,239,130
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.5%
    Epic Resorts.......................   10,000         10,000
    Royal Caribbean Cruises Ltd. ......    5,000        397,500
    Viacom, Inc. Cl-B*.................   24,650      1,435,862
                                                   ------------
                                                      1,843,362
                                                   ------------
FINANCIAL-BANK & TRUST -- 6.1%
    BankBoston Corp. ..................   33,240      1,848,975
    Bankers Trust Corp. ...............   12,387      1,437,666
    Chase Manhattan Corp. .............    2,900        218,950
    Citicorp...........................   20,490      3,058,132
    Crestar Financial Corp. ...........   17,180        937,384

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    First Chicago NBD Corp.............   22,845   $  2,024,638
    Firstar Corp. .....................   15,230        578,740
    Fleet Financial Group, Inc. .......   12,785      1,067,547
    GreenPoint Financial Corp. ........    9,800        368,725
    Hibernia Corp. Cl-A................   18,445        372,358
    Keycorp............................   36,480      1,299,600
    Mercantile Bancorporation, Inc. ...   15,380        774,767
    Morgan, (J.P.) & Co., Inc. ........   13,274      1,554,717
    National City Corp. ...............   20,885      1,482,835
    Northern Trust Corp. ..............    6,800        518,500
    PNC Bank Corp. ....................   32,598      1,754,180
    Southtrust Corp. ..................   10,400        452,400
    Star Banc Corp. ...................    6,900        440,737
    State Street Boston Corp. .........    7,500        521,250
    Summit Bancorp.....................   21,325      1,012,937
    Union Planters Corp. ..............   14,885        875,424
    Wells Fargo & Co. .................    5,410      1,996,290
                                                   ------------
                                                     24,596,752
                                                   ------------
FINANCIAL SERVICES -- 2.2%
    Ahmanson, (H.F.) & Co. ............    1,780        126,380
    American Express Co. ..............   10,975      1,251,150
    Capital One Financial Corp. .......    3,700        459,494
    Esat Holdings Ltd. Warrants*.......       35              0
    Fannie Mae.........................   25,360      1,540,620
    FINOVA Group, Inc. ................   10,400        588,900
    Lehman Brothers Holdings, Inc. ....    5,900        457,619
    Merrill Lynch & Co., Inc. .........   14,745      1,360,226
    Paine Webber Group, Inc. ..........   10,100        433,037
    Providian Financial Corp. .........    7,700        604,931
    Schwab, (Charles) Corp. ...........   12,000        390,000
    SunAmerica, Inc. ..................    9,400        539,912
    Washington Mutual, Inc. ...........   26,842      1,165,949
                                                   ------------
                                                      8,918,218
                                                   ------------
FOOD -- 2.0%
    Dominick's Supermarkets, Inc.*.....    8,800        392,150
    General Mills, Inc. ...............   20,176      1,379,534
    Heinz, (H.J.) Co. .................   38,630      2,168,109
    International Home Foods, Inc.*....   17,600        400,400
    Quaker Oats Co. ...................   33,680      1,850,295
    Sara Lee Corp. ....................   26,360      1,474,512
    Suiza Foods Corp.*.................    7,543        450,223
                                                   ------------
                                                      8,115,223
                                                   ------------
HEALTHCARE SERVICES -- 0.5%
    Health Care & Retirement Corp.*....    7,800        307,612
    Health Management Associates, Inc.
      Cl-A*............................   15,550        519,953
    Healthsouth Corp.*.................    7,200        192,150
    Omnicare, Inc. ....................   13,300        507,062
    Quintiles Transnational Corp.*.....    8,900        437,769
                                                   ------------
                                                      1,964,546
                                                   ------------
HOTELS & MOTELS -- 0.3%
    Epic Resorts Warrants*.............       10              0
    Starwood Hotels & Resorts [REIT]...   26,816      1,295,548
                                                   ------------
                                                      1,295,548
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
INDUSTRIAL PRODUCTS -- 0.0%
    Orbital Imaging Corp. Warrants
      144A*............................       20   $        900
                                                   ------------
INSURANCE -- 3.1%
    Allstate Corp. ....................   18,510      1,694,822
    American General Corp. ............   28,591      2,035,322
    AON Corp. .........................   35,051      2,462,333
    CIGNA Corp. .......................   27,546      1,900,674
    Hartford Life, Inc. Cl-A*..........    7,700        438,419
    PMI Group, Inc. ...................    5,200        381,550
    Reliastar Financial Corp. .........    9,400        451,200
    The Equitable Companies, Inc. .....   20,800      1,558,700
    Travelers Group, Inc. .............   23,775      1,441,359
                                                   ------------
                                                     12,364,379
                                                   ------------
MACHINERY & EQUIPMENT -- 1.7%
    Caterpillar, Inc. .................    8,180        432,517
    Cooper Cameron Corp.*..............   23,005      1,173,255
    Cooper Industries, Inc. ...........   31,775      1,745,639
    Danaher Corp. .....................   11,800        432,912
    Deere & Co. .......................   27,265      1,441,637
    Ingersoll-Rand Co. ................   38,485      1,695,745
                                                   ------------
                                                      6,921,705
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Baxter International, Inc. ........   43,376      2,334,171
    Johnson & Johnson Co. .............   22,990      1,695,512
    Manor Care, Inc. ..................    1,800         69,187
    Schein, (Henry), Inc.*.............   10,200        470,475
    Sofamor Danek Group, Inc.*.........    4,800        415,500
    STERIS Corp.*......................    7,000        445,156
    Urohealth System, Inc. Warrants
      144A*............................       20              0
                                                   ------------
                                                      5,430,001
                                                   ------------
OFFICE EQUIPMENT -- 1.7%
    Herman Miller, Inc. ...............   16,800        408,450
    HON INDUSTRIES, Inc. ..............    7,800        265,200
    Office Depot, Inc.*................   15,700        495,531
    Pitney Bowes, Inc. ................   30,465      1,466,128
    Xerox Corp. .......................   43,006      4,370,485
                                                   ------------
                                                      7,005,794
                                                   ------------
OIL & GAS -- 4.4%
    Amoco Corp. .......................   43,544      1,812,519
    Atlantic Richfield Co. ............   20,670      1,614,844
    British Petroleum Co. PLC [ADR]....   25,967      2,291,575
    Coastal Corp. .....................   20,775      1,450,355
    Exxon Corp. .......................   30,731      2,191,504
    Global Industries Ltd.*............   14,900        251,437
    Kerr-McGee Corp. ..................   32,530      1,882,674
    Mobil Corp. .......................   21,666      1,660,157
    Societe Nationale Elf Aquitaine SA
      [ADR]............................   25,690      1,823,990
    Sonat, Inc. .......................   30,400      1,174,200
    Tosco Corp. .......................   43,630      1,281,631
                                                   ------------
                                                     17,434,886
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
PAPER & FOREST PRODUCTS -- 0.9%
    Boise Cascade Corp. ...............   40,665   $  1,331,779
    International Paper Co. ...........   21,825        938,475
    Kimberly-Clark Corp. ..............   32,857      1,507,315
                                                   ------------
                                                      3,777,569
                                                   ------------
PHARMACEUTICALS -- 4.0%
    American Home Products Corp. ......   59,281      3,067,792
    Bristol-Meyers Squibb Co. .........   29,537      3,394,909
    Centocor, Inc.*....................   12,000        435,000
    Elan Corp. PLC [ADR]*..............    6,700        430,894
    ICN Pharmaceuticals, Inc. .........    9,600        438,600
    Incyte Pharmaceuticals, Inc. ......    9,100        310,537
    McKesson Corp. ....................    6,100        495,625
    Merck & Co., Inc. .................   25,135      3,361,806
    Pharmacia & Upjohn, Inc. ..........   84,497      3,897,424
    Watson Pharmaceuticals, Inc.*......    5,200        242,775
                                                   ------------
                                                     16,075,362
                                                   ------------
PRINTING & PUBLISHING -- 0.9%
    Belo, (A.H.) Corp. Cl-A............   14,300        348,562
    McGraw-Hill Co., Inc. .............   17,295      1,410,623
    Times Mirror Co. Cl-A..............   27,345      1,719,317
                                                   ------------
                                                      3,478,502
                                                   ------------
REAL ESTATE -- 0.0%
    Equity Office Property Trust
      Warrants 144A*...................      530          4,637
                                                   ------------
RESTAURANTS -- 0.6%
    AmeriKing, Inc.*...................       25          1,300
    CKE Restaurants, Inc. .............   10,310        425,287
    McDonald's Corp. ..................   29,995      2,069,655
                                                   ------------
                                                      2,496,242
                                                   ------------
RETAIL & MERCHANDISING -- 2.8%
    Bed, Bath & Beyond, Inc.*..........    8,400        435,225
    Borders Group, Inc.*...............   14,100        521,700
    Costco Companies, Inc.*............   12,700        800,894
    Family Dollar Stores, Inc. ........   34,200        632,700
    Kmart Corp.*.......................   87,910      1,692,267
    Kohls Corp.*.......................   11,800        612,125
    Linens 'n Things, Inc.*............   14,000        427,875
    Meyer, (Fred), Inc.*...............   11,200        476,000
    Payless Shoesource, Inc.*..........    5,700        420,019
    Penney, (J.C.) Co., Inc. ..........   23,295      1,684,520
    Pier 1 Imports, Inc. ..............   21,850        521,669
    Sears, Roebuck & Co. ..............   21,135      1,290,556
    TJX Companies, Inc. ...............   25,200        607,950
    Toys 'R' Us, Inc.*.................   48,930      1,152,913
                                                   ------------
                                                     11,276,413
                                                   ------------
TELECOMMUNICATIONS -- 4.2%
    Advanced Fibre Communications,
      Inc.*............................    9,500        380,594
    Allegiance Telecom, Inc. ..........       40            100
    Ameritech Corp. ...................   38,100      1,709,737
    Ascend Communications, Inc.*.......    6,400        317,200
    AT&T Corp. ........................   40,495      2,313,277
    Cellular Communications
      International, Inc.*.............    6,250        311,719

                                         SHARES       VALUE
                                         ------       -----
    Globalstar Telecommunications
      Warrants 144A*...................       45   $        489
    GTE Corp. .........................   29,745      1,654,566
    Intercel, Inc. Warrants 144A*......      640          6,080
    McCaw International Ltd.
      Warrants*........................       10              0
    MediaOne Group, Inc.*..............   46,585      2,046,828
    Nextel Communications, Inc.
      Cl-A*............................      503         12,512
    SBC Communications, Inc. ..........   53,218      2,128,720
    Sprint Corp. ......................   25,476      1,796,058
    TCA Cable TV, Inc. ................    6,700        402,000
    Tele-Communications Liberty Media,
      Inc. Cl-A........................    9,500        368,719
    Tele-Communications TCI Ventures
      Group Cl-A.......................   29,500        591,844
    Telefonos de Mexico SA Cl-L
      [ADR]............................    1,313         63,106
    Tellabs, Inc.*.....................    8,000        573,000
    U. S. West, Inc....................   38,006      1,786,282
    UIH Australia Warrants*............       50              0
    Williams Companies, Inc. ..........   12,100        408,375
                                                   ------------
                                                     16,871,206
                                                   ------------
TRANSPORTATION -- 0.1%
    Expeditors International of
      Washington, Inc. ................    6,300        277,200
                                                   ------------
UTILITIES -- 0.9%
    Duke Energy Corp. .................   24,310      1,440,367
    Texas Utilities Co. ...............   55,065      2,292,081
                                                   ------------
                                                      3,732,448
                                                   ------------
TOTAL COMMON STOCK
  (COST $187,129,434)..................             215,107,744
                                                   ------------
PREFERRED STOCK -- 0.1%
BROADCASTING -- 0.0%
    Capstar Broadcasting 12.00%
      [PIK]............................      212         25,016
    Citadel Broadcasting Co. 13.25%
      [PIK]............................      213         25,134
    Echostar Communications Corp. Cl-B
      12.125% [PIK]....................      106         11,863
    Paxson Communications Private
      Placement 13.25% [PIK] 144A......        3         30,000
                                                   ------------
                                                         92,013
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.1%
    Colorado Gaming & Entertainment
      Corp. 12.00% [PIK]...............    1,587        172,983
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Anvil Holding, Inc. 13.00% [PIK]...       13            325
    Chesapeake Energy Corp. 7.00%
      144A.............................      105          4,449
                                                   ------------
                                                          4,774
                                                   ------------
RESTAURANTS -- 0.0%
    AmeriKing, Inc. 13.00%.............    1,208         31,408
                                                   ------------
SEMICONDUCTORS -- 0.0%
    Fairchild Semiconductor Corp. Sr.
      Sub. Notes 10.125% [PIK] 144A....      281         32,123
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 0.0%
    Cablevision Systems Corp. Cl-M
      11.125% [PIK]....................      354   $     40,975
    NEXTLINK Communications, Inc.
      14.00% [PIK].....................      454         26,672
    Winstar Communications, Inc.
      14.25% [PIK].....................      300         35,775
                                                   ------------
                                                        103,422
                                                   ------------
UTILITIES -- 0.0%
    El Paso Electric Co. 11.40%
      [PIK]............................       12          1,326
    Public Service Co. of New Hampshire
      Cl-A 10.60%......................    1,058         27,772
                                                   ------------
                                                         29,098
                                                   ------------
TOTAL PREFERRED STOCK (COST
  $384,881)............................                 465,821
                                                   ------------
FOREIGN STOCK -- 4.9%
AIRLINES -- 0.1%
    British Airways PLC -- (GBP).......   20,429        221,048
    Deutsche Lufthansa AG -- (DEM).....    5,961        149,600
                                                   ------------
                                                        370,648
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Bayerische Motoren Werke
      AG -- (DEM)......................      203        204,796
    Bayerische Motoren Werke AG
      (New) -- (DEM)*..................       62         61,258
    Honda Motor Co. Ltd. -- (JPY)......    3,000        106,784
    Renault SA -- (FRF)*...............    1,617         91,975
    Volkswagen AG -- (DEM).............      187        179,745
    Volvo AB Cl-B -- (SEK).............    3,788        112,809
                                                   ------------
                                                        757,367
                                                   ------------
AUTOMOTIVE PARTS -- 0.1%
    Bridgestone Corp. -- (JPY).........    4,000         94,535
    Michelin C.G.D.E. Cl-B -- (FRF)....    5,135        296,412
                                                   ------------
                                                        390,947
                                                   ------------
BEVERAGES -- 0.1%
    Bass PLC -- (GBP)..................   14,890        279,004
                                                   ------------
BUILDING MATERIALS -- 0.1%
    Cimpor-Cimentos de Portugal SA --
      (PTE)............................    1,519         53,369
    CRH PLC -- (IEP)...................   22,386        317,556
    Lafarge SA -- (FRF)................      613         63,368
                                                   ------------
                                                        434,293
                                                   ------------
CHEMICALS -- 0.2%
    AKZO Nobel NV -- (NLG).............    1,495        332,333
    Bayer AG -- (DEM)..................    4,795        247,317
                                                   ------------
                                                        579,650
                                                   ------------
CLOTHING & APPAREL -- 0.0%
    Onward Kashiyama Co.
      Ltd. -- (JPY)....................    4,000         50,005
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
CONGLOMERATES -- 0.3%
    B.A.T. Industries PLC -- (GBP).....   28,162   $    281,930
    BTR PLC -- (GBP)...................   47,407        134,468
    Securicor PLC -- (GBP).............   18,494        151,509
    Smith Industries PLC -- (GBP)......    9,971        138,084
    Tomkins PLC -- (GBP)...............   44,307        240,445
    Vivendi -- (FRF)...................    1,877        400,793
                                                   ------------
                                                      1,347,229
                                                   ------------
CONSTRUCTION -- 0.0%
    Cemex SA de CV -- (MXP)............    4,900         18,322
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Bombardier, Inc. Cl-B -- (CAD).....    5,819        158,282
    Cookson Group PLC -- (GBP).........   14,929         51,313
    Fuji Photo Film Co. -- (JPY).......    4,000        139,208
    Granada Group PLC -- (GBP).........    7,900        145,520
    Kao Corp. -- (JPY).................   12,000        185,034
    Shiseido Co. Ltd. -- (JPY).........    5,000         56,778
                                                   ------------
                                                        736,135
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Omron Corp. -- (JPY)...............    9,000        137,479
    Premier Farnell PLC -- (GBP).......    3,151         16,035
    Rohm Co. -- (JPY)..................    1,000        102,677
    Royal Philips Electronics NV --
      (NLG)............................    3,439        289,088
    Siebe PLC -- (GBP).................    6,182        123,673
    Sony Corp. -- (JPY)................    2,600        223,871
    Tokyo Electron Ltd. -- (JPY).......    3,000         91,869
                                                   ------------
                                                        984,692
                                                   ------------
ENERGY SERVICES -- 0.1%
    Iberdrola SA -- (ESP)..............    6,100         99,216
    VA Technologie AG -- (ATS).........      964        119,940
                                                   ------------
                                                        219,156
                                                   ------------
FINANCIAL-BANK & TRUST -- 0.9%
    ABN AMRO Holding NV -- (NLG).......   11,062        258,847
    Allied Irish Banks PLC -- (IEP)....   23,832        344,052
    Banco Comercial Portugues SA --
      (PTE)............................      714         20,274
    Bank of Nova Scotia -- (CAD).......   11,158        276,192
    Banque Nationale de Paris
       -- (FRF)........................    4,616        377,157
    Commonwealth Bank of Australia --
      (AUD)............................    7,932         92,540
    Credit Commercial de
      France -- (FRF)..................      824         69,370
    Dao Heng Bank Group
      Ltd. -- (HKD)....................    9,500         13,486
    Deutsche Bank AG -- (DEM)..........    4,078        345,325
    Developmental Bank of Singapore
      Ltd. Cl-F -- (SGD)...............   21,400        118,433
    HSBC Holdings PLC -- (HKD).........   11,392        278,604
    ING Groep NV -- (NLG)..............    5,823        381,288
    Julius Baer Holdings AG Cl-B --
      (CHF)............................       76        237,749
    National Westminster Bank PLC --
      (GBP)............................    8,600        153,679
    Royal Bank of Canada -- (CAD)......    2,316        139,381
    Svenska Handlesbanken Cl-A --
      (SEK)............................    2,842        131,855

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    UBS AG -- (CHF)*...................    1,225   $    455,495
    United Overseas Bank
      Ltd. -- (SGD)....................    5,000         15,537
                                                   ------------
                                                      3,709,264
                                                   ------------
FINANCIAL SERVICES -- 0.3%
    Acom Co. Ltd. -- (JPY).............    1,000         47,484
    Bank of Ireland PLC -- (IEP).......   15,971        326,357
    Bayerische Vereinsbank AG --
      (DEM)............................    1,200        102,048
    ForeningsSparbanken AB -- (SEK)....    1,910         57,480
    Gucco Group Ltd. -- (HKD)..........    7,000          7,363
    Nikko Securities Co.
      Ltd. -- (JPY)....................   45,000        186,439
    Nordbanken Holding Co. AB --
      (SEK)*...........................    9,551         70,061
    Promise Co. Ltd. -- (JPY)..........    2,400         98,743
    Skandinaviska Enskilda Banken --
      (SEK)............................    4,140         70,861
    Societe Generale -- (FRF)..........    1,467        304,997
    Unidanmark AS Cl-A -- (DKK)........      803         72,161
                                                   ------------
                                                      1,343,994
                                                   ------------
FOOD -- 0.2%
    Greencore Group PLC -- (IEP).......   29,774        161,966
    Nestle SA -- (CHF).................      288        616,325
                                                   ------------
                                                        778,291
                                                   ------------
INSURANCE -- 0.2%
    Allianz AG -- (DEM)................      321        105,813
    Allianz AG (New) -- (DEM)*.........       13          4,249
    Allianz-BCVG AGF Assurance
      Warrants -- (FRF)................      789          4,587
    Assurances Generales de France --
      (FRF)*...........................    2,001        113,222
    Muenchener Rueckversicherung AG --
      (DEM)............................      127         62,971
    Muenchener Reuckversicherungs-
      Gesellschaft AG -- (DEM).........      100         49,279
    QBE Insurance Group
      Ltd. -- (AUD)....................    2,788          9,841
    Royal & Sun Alliance Insurance
      Group PLC  -- (GBP)..............   17,260        178,406
    Zurich
      Versicherungs-Gesellschaft --
      (CHF)............................      239        152,525
                                                   ------------
                                                        680,893
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Mannesmann AG -- (DEM).............    3,700        376,451
    Rieter Holdings AG -- (CHF)*.......       47         32,535
    Sandvik AB Cl-B -- (SEK)...........    2,698         74,090
                                                   ------------
                                                        483,076
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Glaxo Wellcome PLC -- (GBP)........    6,424        192,825
    Novartis AG -- (CHF)...............      160        266,243
    Sankyo Co. Ltd. -- (JPY)...........    6,000        136,614
                                                   ------------
                                                        595,682
                                                   ------------
METALS & MINING -- 0.0%
    Rio Tinto PLC -- (GBP).............   14,307        161,131
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
OFFICE EQUIPMENT -- 0.1%
    Canon, Inc. -- (JPY)...............    5,000   $    113,485
    Ricoh Co. Ltd. -- (JPY)............    9,000         94,744
                                                   ------------
                                                        208,229
                                                   ------------
OIL & GAS -- 0.3%
    British Petroleum Co.
      PLC -- (GBP).....................   16,075        234,417
    Burmah Castrol PLC -- (GBP)........   12,617        225,882
    Ente Nazionale Idrocarburi SPA --
      (ITL)............................   30,555        200,256
    Societe Nationale Elf Aquitaine
      SA -- (FRF)......................    2,244        315,480
    Total SA Cl-B -- (FRF).............    2,564        333,327
                                                   ------------
                                                      1,309,362
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Svenska Cellulosa AB
      Cl-B -- (SEK)....................    7,356        190,473
                                                   ------------
PERSONAL SERVICES -- 0.0%
    Vedior NV -- (NLG).................    2,921         82,564
                                                   ------------
PHARMACEUTICALS -- 0.1%
    Pharmacia & Upjohn,
      Inc. -- (SEK)....................    4,544        209,111
                                                   ------------
PRINTING & PUBLISHING -- 0.0%
    Dai Nippon Printing Co. Ltd. --
      (JPY)............................    9,000        143,639
                                                   ------------
REAL ESTATE -- 0.0%
    Fastighets AB Balder -- (SEK)*.....    1,879          1,885
                                                   ------------
RETAIL & MERCHANDISING -- 0.1%
    Dixons Group PLC -- (GBP)..........   12,424        100,434
    Vendex NV -- (NLG)*................    2,960        111,315
                                                   ------------
                                                        211,749
                                                   ------------
SEMICONDUCTORS -- 0.0%
    Fujitsu Ltd. -- (JPY)..............   17,000        178,838
                                                   ------------
TELECOMMUNICATIONS -- 0.6%
    Alcatel Alsthom -- (FRF)...........      500        101,802
    Deutsche Telekom AG -- (DEM).......    5,302        143,049
    Ericsson, (L.M.) Telephone Co.
      Cl-B -- (SEK)....................    7,518        219,650
    Hellenic Telecommunication
      Organization SA -- (GRD).........    5,198        133,250
    KPN NV -- (NLG)....................    1,168         44,958
    Nokia Oyj Cl-A -- (FIM)............    4,036        296,825
    Northern Telecom Ltd. -- (CAD).....    4,318        244,890
    Telecom Corp. of New Zealand --
      (NZD)............................   23,000         49,189
    Telecom Corp. of New Zealand
      Ltd. -- (NZD)....................    8,700         35,857
    Telecom Italia SPA -- (ITL)........   43,329        318,956
    Telecomunicacoes Brasileiras SA --
      (BRC)............................      800         88,189
    Telecomunicacoes de Sao Paulo SA --
      (BRC)............................      324         77,316
    Telecomunicacoes de Sao Paulo SA
      Rights -- (BRC)*.................       15              1
    Telefonica SA -- (ESP).............    7,714        357,256

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Telesp Celular SA Pfd. Cl-B --
      (BRC)*...........................      324   $     27,173
    Vodafone Group PLC -- (GBP)........   17,220        218,648
                                                   ------------
                                                      2,357,009
                                                   ------------
TRANSPORTATION -- 0.0%
    Peninsular & Oriental Steam
      Navigation Co. -- (GBP)..........    8,866        127,663
    TNT Post Group NV -- (NLG)*........    1,168         29,857
                                                   ------------
                                                        157,520
                                                   ------------
UTILITIES -- 0.2%
    Electricidade de Portugal SA --
      (PTE)............................    5,844        135,850
    Scottish Power PLC -- (GBP)........   41,151        360,468
    Veba AG -- (DEM)...................    3,844        261,941
                                                   ------------
                                                        758,259
                                                   ------------
TOTAL FOREIGN STOCK
  (COST $16,208,507)...................              19,728,417
                                                   ------------
                                           PAR
                                          (000)
                                         -------
CORPORATE OBLIGATIONS -- 12.7%
ADVERTISING -- 0.1%
    Adams Outdoor Advertising Sr. Notes
      10.75%, 03/15/06.................  $    75         82,125
    Lamar Advertising Co.
      Co. Guarantee Sr. Sub. Notes
      9.625%, 12/01/06.................       60         64,350
    Outdoor Communications Sr. Sub.
      Notes
      9.25%, 08/15/07..................       50         51,500
    Outdoor Systems, Inc. Sr. Sub.
      Notes
      8.875%, 06/15/07.................       75         78,000
                                                   ------------
                                                        275,975
                                                   ------------
AEROSPACE -- 0.2%
    Argo-Tech Corp. Co. Guarantee Notes
      8.625%, 10/01/07.................       10         10,175
    Aviation Sales Co. Sr. Sub. Notes
      144A
      8.125%, 02/15/08.................       20         19,600
    BE Aerospace, Inc. Sr. Sub. Notes
      9.875%, 02/01/06.................       35         37,319
    BE Aerospace, Inc. Sr. Sub. Notes
      Cl-B
      8.00%, 03/01/08..................       10          9,975
    Lockheed Martin Corp. Notes
      7.25%, 05/15/06..................      455        484,006
                                                   ------------
                                                        561,075
                                                   ------------
AIRLINES -- 0.2%
    Calair LLC Co. Guarantee Notes 144A
      8.125%, 04/01/08.................       10         10,100
    Canadian Airlines Corp. Notes
      10.00%, 05/01/05.................       20         20,225

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Continental Airlines, Inc. Series
      97C1
      7.42%, 04/01/07..................  $   172   $    175,633
    Continental Airlines, Inc. Series
      981C
      6.541%, 09/15/09.................      760        760,251
                                                   ------------
                                                        966,209
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Consorcio Grupo Dina SA [ZCB]
      6.251%, 11/15/02.................       20         18,925
                                                   ------------
AUTOMOTIVE PARTS -- 0.0%
    Lear Corp. Sub. Notes 9.50%,
      07/15/06.........................       50         54,875
    Safety Components International,
      Inc. Sr. Sub. Notes Cl-B
      10.125%, 07/15/07................       10         10,400
    Talon Automotive Group
      Sr. Sub. Notes 144A
      9.625%, 05/01/08.................       30         30,375
                                                   ------------
                                                         95,650
                                                   ------------
BEVERAGES -- 0.0%
    Canandaigua Wine Corp. Sr. Sub.
      Notes 8.75%, 12/15/03............       55         56,306
                                                   ------------
BROADCASTING -- 0.3%
    Acme Television Co.
      Co. Guarantee Notes Cl-B [STEP]
      10.875%, 09/30/04................       15         12,262
    Capstar Broadcasting, Inc. Sr.
      Disc. Notes [STEP] 12.75%,
      02/01/09.........................       60         45,750
    Central European Media Enterprises
      Ltd. Sr. Notes 9.375%,
      08/15/04.........................       10          9,525
    Citadel Broadcasting Co. Sr. Sub.
      Notes 10.25%, 07/01/07...........       10         11,000
    Diva Systems Corp. Units [STEP]
      144A 6.873%, 03/01/08............       50         25,750
    Fox Liberty Networks LLC Sr. Notes
      8.875%, 08/15/07.................       30         30,450
    News America Holdings, Inc. Debs.
      7.70%, 10/30/25..................      695        743,650
    Spanish Broadcasting System, Inc.
      Sr. Notes Cl-B 11.00%,
      03/15/04.........................       25         27,125
    Spanish Broadcasting System, Inc.
      Sr. Notes 12.50%, 06/15/02.......       50         57,250
    Sullivan Broadcasting Holdings Co.
      Sr. Sub. Notes 10.25%,
      12/15/05.........................       75         85,781
    TCI Satellite Sr. Sub. Notes
      10.875%, 02/15/07................       20         19,950
    Young Broadcasting, Inc. Sr. Sub.
      Notes Cl-B 9.00%, 01/15/06.......        5          5,200
                                                   ------------
                                                      1,073,693
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
BUILDING MATERIALS -- 0.0%
    Atrium Companies, Inc. Sr. Sub.
      Notes
      10.50%, 11/15/06.................  $    10   $     10,625
    Brand Scaffold Services, Inc. Sr.
      Notes 144A 10.25%, 02/15/08......       10         10,225
    Building Materials Corp. Sr. Notes
      8.625%, 12/15/06.................       10         10,312
    Koppers Industry, Inc. Co.
      Guarantee Notes 9.875%,
      12/01/07.........................       10         10,400
    Polytama International Notes
      11.25%, 06/15/07.................       25         11,250
                                                   ------------
                                                         52,812
                                                   ------------
BUSINESS SERVICES -- 0.1%
    Affinity Group Holding, Inc. Sr.
      Notes
      11.00%, 04/01/07.................       65         69,306
    Affinity Group, Inc. Sr. Sub. Notes
      11.50%, 10/15/03.................       55         58,094
    Iron Mountain, Inc. Sr. Sub. Notes
      8.75%, 09/30/09..................       25         25,562
    Outsourcing Solutions Corp. Sr.
      Sub. Notes Cl-B 11.00%,
      11/01/06.........................       20         21,750
    U.S. Office Products Co. Sr. Sub.
      Notes 144A 9.75%, 06/15/08.......       40         40,100
                                                   ------------
                                                        214,812
                                                   ------------
CHEMICALS -- 0.3%
    PCI Chemicals Canada, Inc. Notes
      9.25%, 10/15/07..................       50         48,750
    Polymer Group Holdings, Inc. Sr.
      Sub. Notes 9.00%, 07/01/07.......       15         15,300
    Polymer Group, Inc. Sr. Sub. Notes
      144A 8.75%, 03/01/08.............       10         10,025
    Solutia, Inc. Bonds 6.72%,
      10/15/37.........................      890        915,587
    Sovereign Specialty Chemicals Sr.
      Sub. Notes Cl-B 9.50%,
      08/01/07.........................       20         20,925
    Trikem SA Notes 144A 10.625%,
      07/24/07.........................       15         13,012
                                                   ------------
                                                      1,023,599
                                                   ------------
CLOTHING & APPAREL -- 0.0%
    GFSI, Inc. Sr. Sub. Notes Cl-B
      9.625%, 03/01/07.................       10         10,575
    Iron Age Corp. Sr. Sub. Notes 144A
      9.875%, 05/01/08.................       30         30,075
    Sassco Fashions Ltd. Sr. Notes
      12.75%, 03/31/04.................       25         26,437
    Westpoint Stevens, Inc. Sr. Notes
      144A
      7.875%, 06/15/08.................       20         20,000
                                                   ------------
                                                         87,087
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Concentric Network Corp. Notes
      12.75%, 12/15/07.................       10         12,200
    Dell Computer Corp. Debs. 7.10%,
      04/15/28.........................      590        604,750

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Knology Holdings, Inc. Sr. Disc.
      Notes [STEP] 11.875%, 10/15/07...  $    45   $     26,775
    Printpack, Inc. Sr. Notes 9.875%,
      08/15/04.........................       25         26,781
    PSINet, Inc. Sr. Notes Cl-B 10.00%,
      02/15/05.........................       20         20,500
                                                   ------------
                                                        691,006
                                                   ------------
CONGLOMERATES -- 0.3%
    Hermes Europe Railtel BV Sr. Notes
      11.50%, 08/15/07.................       50         56,562
    K&F Industries, Inc. Sr. Sub. Notes
      Cl-B 9.25%, 10/15/07.............       10         10,125
    Perez Companc SA 144A 9.00%,
      01/30/04.........................       15         14,700
    Philip Morris Co., Inc. Debs.
      7.50%, 01/15/02..................      425        442,000
    Philip Morris Co., Inc. Notes
      7.50%, 04/01/04..................      710        749,050
                                                   ------------
                                                      1,272,437
                                                   ------------
CONSTRUCTION -- 0.0%
    American Architechtural Co.
      Guarantee Notes 11.75%,
      12/01/07.........................       10         10,425
    MDC Holdings, Inc. Notes Cl-B
      11.125%, 12/15/03................       25         27,312
    Newport News Shipbuilding, Inc. Sr.
      Notes 8.625%, 12/01/06...........       20         21,125
                                                   ------------
                                                         58,862
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.1%
    Alaris Medical Systems, Inc. Sr.
      Notes
      9.75%, 12/01/06..................       40         41,800
    Chattem, Inc. Sr. Sub. Notes 144A
      8.875%, 04/01/08.................       20         19,950
    Consumers International Corp. Sr.
      Notes 144A 10.25%, 04/01/05......       10         10,962
    Decora Industries, Inc. Notes 144A
      11.00%, 05/01/05.................       20         19,500
    French Fragrances, Inc. Sr. Notes
      10.375%, 05/15/07................       10         10,700
    Glenoit Corp. Co. Guarantee Notes
      11.00%, 04/15/07.................       10         10,725
    Hedstrom Holdings, Inc. Sr. Disc.
      Notes [STEP] 11.613%, 06/01/09...        5          3,156
    Home Interiors & Gifts Sr. Sub.
      Notes 144A 10.125%, 06/01/08.....       10         10,225

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Integrated Health Services, Inc.
      Sr. Sub. Notes Cl-A 9.50%,
      09/15/07.........................  $    50   $     52,500
    Revlon Consumer Products Corp. Sr.
      Sub. Notes 8.625%, 02/01/08......       50         50,250
                                                   ------------
                                                        229,768
                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
    AEP Industries, Inc. Sr. Sub. Notes
      9.875%, 11/15/07.................       25         26,062
    Huntsman Packaging Corp. Co.
      Guarantee Notes 9.125%,
      10/01/07.........................       15         14,962
    Owens-Illinois, Inc. Sr. Notes
      8.10%, 05/15/07..................       20         21,225
    Riverwood International Co. Notes
      10.25%, 04/01/06.................       50         51,375
      10.625%, 08/01/07................       50         52,125
      10.875%, 04/01/08................       10         10,150
    Stone Container Corp. First Mtge.
      Notes 10.75%, 10/01/02...........        5          5,325
                                                   ------------
                                                        181,224
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Celestica International, Inc. Sr.
      Sub. Notes 10.50%, 12/31/06......       20         22,075
    Cellnet Data Systems, Inc. Sr.
      Disc. Notes [STEP] 14.00%,
      10/01/07.........................       75         43,031
    Details, Inc. Sr. Sub. Notes
      10.00%, 11/15/05.................       15         15,187
    DII Group, Inc. Sr. Sub. Notes
      8.50%, 09/15/07..................       10          9,950
    Espirito Santo Centrais Sr. Notes
      10.00%, 07/15/07.................       15         12,600
    Flextronics International Ltd. Sr.
      Sub. Notes Cl-B 8.75%,
      10/15/07.........................       10         10,087
    HCC Industries, Inc. Sr. Sub. Notes
      10.75%, 05/15/07.................       15         15,862
    Pioneer Americas Acquistics Corp.
      Sr. Notes 9.25%, 06/15/07........       10          9,850
    Raytheon Co. Notes 6.45%,
      08/15/02.........................      905        918,575
    Samsung Electronics America Co.
      Guarantee Notes 144A 9.75%,
      05/01/03.........................       10          9,488
    Viasystems, Inc. Sr. Sub. Notes
      9.75%, 06/01/07..................       20         19,650
    Wavetek Corp. Sr. Sub. Notes
      10.125%, 06/15/07................       10         10,400
    Zilog, Inc. Sr. Notes 144A 9.50%,
      03/01/05.........................       30         22,500
                                                   ------------
                                                      1,119,255
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
ENTERTAINMENT & LEISURE -- 0.6%
    AMC Entertainment, Inc. Sr. Sub.
      Notes 9.50%, 03/15/09............  $    20   $     20,525
    Argosy Gaming Co. Notes 13.25%,
      06/01/04.........................       25         28,188
    Cinemark USA, Inc. Sr. Sub. Notes
      9.625%, 08/01/08.................       65         67,113
    Club Regina, Inc. Notes 144A
      13.00%, 12/01/04.................       20         21,400
    Coast Hotels & Casino, Inc. Notes
      Cl-B 13.00%, 12/15/02............       55         62,288
    Fitzgeralds Gaming Corp. Sr. Sub.
      Notes 144A 12.25%, 12/15/04......       30         29,175
    Fox Family Worldwide, Inc. Sr.
      Disc. Notes [STEP] 10.25%,
      11/01/07.........................       40         25,850
    Fox Family Worldwide, Inc. Sr.
      Notes 9.25%, 11/01/07............       50         49,875
    Louisiana Casino Cruises, Inc.
      First Mtge. 11.50%, 12/01/98.....      100        101,500
    Mohegan Tribal Gaming Sr. Notes
      Cl-B 13.50%, 11/15/02............       30         38,738
    Players International, Inc. Sr.
      Notes
      10.875%, 04/15/05................       25         27,125
    Premier Parks, Inc. Sr. Notes
      9.25%, 04/01/06..................       35         36,006
    Premier Parks, Inc. Sr. Notes Cl-A
      12.00%, 08/15/03.................       40         44,400
    SFX Entertainment, Inc. Sr. Sub.
      Notes 144A 9.125%, 02/01/08......       10          9,850
    Showboat Marina Casinos, Inc. First
      Mtge. 13.50%, 03/15/03...........       25         29,750
    Silver Cinemas, Inc. Sr. Sub. Notes
      144A 10.50%, 04/15/05............       20         20,475
    Six Flags Theme Parks Corp. Sr.
      Sub. Notes Cl-A [STEP] 12.25%,
      06/15/05.........................       90        101,588
    Time Warner Co. Entertainment Notes
      8.875%, 10/01/12.................      425        519,031
    Time Warner Co. Entertainment Sr.
      Notes 8.375%, 07/15/33...........      590        709,475
    Time Warner, Inc. Notes 7.75%,
      06/15/05.........................      370        398,675
    United Artist Theatre, Inc. Sr.
      Sub. Notes 144A 9.75%,
      04/15/08.........................       10          9,975
                                                   ------------
                                                      2,351,002
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
ENVIRONMENTAL SERVICES -- 0.3%
    Allied Waste Industries, Inc. Sr.
      Disc. Notes [STEP] 11.30%,
      06/01/07.........................  $    50   $     36,875
    Allied Waste North America, Inc.
      Co. Guarantee Notes 10.25%,
      12/01/06.........................       35         38,631
    ATC Group Services, Inc. Sr. Sub.
      Notes 144A 12.00%, 01/15/08......       10          9,400
    WMX Technologies, Inc. Notes 7.10%,
      08/01/26.........................      925        948,125
                                                   ------------
                                                      1,033,031
                                                   ------------
EQUIPMENT SERVICES -- 0.0%
    Coinmach Corp. Sr. Notes Cl-D
      11.75%, 11/15/05.................       10         11,175
                                                   ------------
FARMING & AGRICULTURE -- 0.0%
    Purina Mills, Inc. Sr. Sub. Notes
      144A
      9.00%, 03/15/10..................       20         20,600
                                                   ------------
FINANCIAL-BANK & TRUST -- 1.0%
    Allstate Financing II 7.83%,
      12/01/45.........................      125        136,406
    Banponce Corp. Medium Term Notes
      7.125%, 05/02/02.................      410        422,300
    Chevy Chase Savings Bank Sub. Debs.
      9.25%, 12/01/05..................       45         46,013
    Dime Capital, Inc. Trust I Cl-A
      Notes
      9.33%, 05/06/27..................       10         11,850
    First Nationwide Holdings, Inc. Sr.
      Notes 12.50%, 04/15/03...........       55         62,975
    First Nationwide Holdings, Inc. Sr.
      Sub. Notes 10.625%, 10/01/03.....       35         39,725
    Fuji JGB LLC Pfd. 144A 9.87%,
      06/30/08.........................      585        509,120
    Greenpoint Bank Corp. Sr. Notes
      6.70%, 07/15/02..................      560        567,000
    Greenpoint Capital Corp. Trust I
      Notes
      9.10%, 06/01/27..................       10         11,313
    Korea Development Bank Notes
      7.125%, 09/17/01.................       25         21,969
    Long Island Savings Bank, Inc.
      Notes
      7.00%, 06/13/02..................      690        706,388
    Merita Bank Ltd. Sub. Notes 6.50%,
      01/15/06.........................      500        501,875
    North Fork Bancorp Notes 8.70%,
      12/15/26.........................        5          5,563
    Peoples Bank-Bridgeport, Inc. Sub.
      Notes 7.20%, 12/01/06............      305        314,913
    Provident Capital, Inc. Trust Notes
      8.60%, 12/01/26..................       20         22,000
    Riggs Capital Corp. Trust Notes
      144A
      8.625%, 12/31/26.................       15         16,556

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Sovereign Capital, Inc. Trust I
      Capital Securities Notes 9.00%,
      04/01/27.........................  $    15   $     17,344
    St. Paul Bancorp, Inc. Sr. Notes
      7.125%, 02/15/04.................      350        362,250
    Swedbank, Inc. Sub. Notes 144A
      7.50%, 11/29/49..................      360        373,500
    Williams Scotsman, Inc. Sr. Notes
      9.875%, 06/01/07.................       15         15,675
                                                   ------------
                                                      4,164,735
                                                   ------------
FINANCIAL SERVICES -- 3.1%
    Aames Financial Corp. Sr. Notes
      9.125%, 11/01/03.................       40         39,800
    AFC Capital Trust I Notes Cl-B
      8.207%, 02/03/27.................      500        570,625
    American General Institute Capital
      Trust Co. Guarantee Notes 144A
      8.125%, 03/15/46.................      765        871,144
    Amvescap PLC 144A 6.60%, 05/15/05..      530        537,288
    APP Global Finance V Ltd. Notes
      [CVT] 144A 2.00%, 07/25/00.......       20         17,700
    AT&T Capital Corp. Medium Term
      Notes 6.25%, 05/15/01............      540        540,675
    CIA Latino Americana Notes 144A
      11.625%, 06/01/04................       10          9,975
    Cincinnati Financial Corp. Debs.
      6.90%, 05/15/28..................      500        512,500
    Colonial Capital II Co. Guarantee
      Notes Cl-A 8.92%, 01/15/27.......       15         16,894
    Commercial Credit Co. Notes 7.75%,
      03/01/05.........................      430        466,550
    Contifinancial Corp. Sr. Notes
      8.375%, 08/15/03.................       45         47,475
    Delta Financial Corp. Sr. Notes
      9.50%, 08/01/04..................       15         14,850
    Dine S.A. de C.V. Notes 144A 8.75%,
      10/05/07.........................       10          9,213
    Dollar Financial Group, Inc. Sr.
      Notes
      10.875%, 11/15/06................       15         16,200
    DTI Holdings, Inc. Units [STEP]
      144A 11.92%, 03/01/08............      120         63,900
    Esat Holdings Ltd. Notes [STEP]
      12.50%, 02/01/07.................       35         25,725
    Fannie Mae Notes 5.75%, 04/15/03...    1,045      1,046,620
    First Financial Caribbean Corp. Sr.
      Notes 7.84%, 10/10/06............      200        210,250
    Firstar Bank Milwaukee Corp. Sr.
      Notes 6.25%, 12/01/02............      380        382,850

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Ford Motor Credit Co. Sr. Notes
      7.00%, 09/25/01..................  $   600   $    618,000
    FRD Acquisition Sr. Notes Cl-B
      12.50%, 07/15/04.................       10         11,000
    General Motors Acceptance Corp.
      Notes 5.80%, 04/09/01............      865        860,675
    Imperial Credit Capital Trust I
      Notes
      10.25%, 06/14/02.................       20         20,250
    Imperial Credit Industries, Inc.
      Sr. Notes 9.875%, 01/15/07.......       20         20,050
    Lehman Brothers Holdings, Inc.
      Notes
      6.50%, 10/01/02..................      550        556,188
    Merrill Lynch & Co. Notes Cl-B
      6.13%, 04/07/03..................    1,850      1,852,313
    Nationwide Credit, Inc. Sr. Notes
      144A
      10.25%, 01/15/08.................       10         10,075
    Netia Holdings Co. Guarantee Cl-B
      10.25%, 11/01/07.................       10         10,275
    Ocwen Capital Corp. Trust I Notes
      10.875%, 08/01/27................       10         10,925
    Paine Webber Group, Inc. Sr. Notes
      6.55%, 04/15/08..................      790        795,925
    Pindo Deli Financial Mauritius Co.
      Guarantee Notes 10.75%,
      10/01/07.........................       25         17,375
    PX Escrow Corp. Sr. Disc. Notes
      [STEP] 144A 9.625%, 02/01/06.....       10          7,225
    Salomon, Inc. Sr. Notes 7.30%,
      05/15/02.........................      465        481,787
    Southern Investments U.K. Sr. Notes
      6.80%, 12/01/06..................      790        809,750
    The Money Store, Inc. Notes 8.05%,
      04/15/02.........................      235        249,981
    TIG Holdings, Inc. Notes 8.125%,
      04/15/05.........................      450        490,500
    Tjiwi Kimia Financial Mauritius
      Ltd. Sr. Notes 10.00%,
      08/01/04.........................       25         17,750
    Tokai Preferred Capital Co. 144A
      9.98%, 12/29/49..................       10          9,275
    Vicap SA Notes 144A 10.25%,
      05/15/02.........................       20         20,275
    Webster Capital Corp. Trust I Notes
      144A 9.36%, 01/29/27.............       10         11,450
                                                   ------------
                                                     12,281,278
                                                   ------------
FOOD -- 0.0%
    Ameriserv Food Distributor, Inc.
      Co. Guarantee Sr. Sub. Notes
      8.875%, 10/15/06.................       20         20,200
      10.125%, 07/15/07................        5          5,225

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Aurora Foods, Inc. Sr. Sub. Notes
      Cl-B
      9.875%, 02/15/07.................  $    10   $     10,550
    Aurora Foods, Inc. Sr. Sub. Notes
      Cl-D
      9.875%, 02/15/07.................       20         21,100
    Fleming Companies, Inc. Notes Cl-B
      10.50%, 12/01/04.................       20         20,700
    Southern Foods Sr. Sub. Notes 144A
      9.875%, 09/01/07.................       10         10,400
    Windy Hill Pet Food Co. Sr. Sub.
      Notes 9.75%, 05/15/07............       75         79,500
                                                   ------------
                                                        167,675
                                                   ------------
FURNITURE -- 0.0%
    Sealy Mattress Co. Sr. Disc. Notes
      [STEP] 144A 10.875%, 12/15/07....       15          9,975
                                                   ------------
HEALTHCARE SERVICES -- 0.3%
    Columbia/HCA Healthcare Corp. Notes
      7.15%, 03/30/04..................       50         49,938
    Extendicare Health Services Sr.
      Sub. Notes 9.35%, 12/15/07.......       25         25,750
    Genesis Health Ventures, Inc. Sr.
      Sub. Notes 9.25%, 10/01/06.......       45         45,450
    Global Health Sciences Sr. Notes
      144A
      11.00%, 05/01/08.................       20         19,800
    Hudson Respiratory Care, Inc. Sr.
      Sub. Notes 144A 9.125%,
      04/15/08.........................       20         19,925
    Integrated Health Services, Inc.
      Sr. Sub. Notes Cl-A 9.25%,
      01/15/08.........................       15         15,600
    Magellan Health Services, Inc. Sr.
      Sub. Notes 144A 9.00%,
      02/15/08.........................       30         29,775
    Manor Care, Inc. Sr. Notes 7.50%,
      06/15/06.........................      305        326,350
    Multicare Co. Sr. Sub. Notes 9.00%,
      08/01/07.........................       20         19,700
    National Health Investors, Inc.
      Notes
      7.30%, 07/16/07..................      295        311,594
    Paracelsus Healthcare Corp. Sr.
      Sub. Notes 10.00%, 08/15/06......       40         39,800
    Paragon Health Networks, Inc. Sr.
      Sub. Notes 9.50%, 11/01/07.......       50         51,000
    Sun Healthcare Group, Inc. Sr. Sub.
      Notes 144A 9.50%, 07/01/07.......       50         50,750
    Urohealth Systems, Inc. Sr. Sub.
      Notes
      12.50%, 04/01/04.................       20          8,000
                                                   ------------
                                                      1,013,432
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
HOTELS & MOTELS -- 0.0%
    Host Marriott Travel Plaza Corp.
      Sr. Notes Cl-B 9.50%, 05/15/05...  $    40   $     42,500
    Prime Hospitality Corp. Sr. Sub.
      Notes
      9.75%, 04/01/07..................       35         37,538
    Sun International Hotels Co.
      Guarantee Notes 8.625%,
      12/15/07.........................       50         51,563
                                                   ------------
                                                        131,601
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.2%
    Consorcio Ecuatoriano Notes Cl-B
      14.00%, 05/01/02.................       10          9,988
    Continental Global Group, Inc. Sr.
      Notes Cl-B 11.00%, 04/01/07......       25         26,313
    GS Superhighway Holdings Sr. Notes
      9.875%, 08/15/04.................       30         22,013
    Isle of Capri Black Hawk Corp.
      Notes Cl-B 13.00%, 08/31/04......       10         10,575
    Jackson Products, Inc. Co.
      Guarantee Notes 144A 9.50%,
      04/15/05.........................       10          9,975
    Kinetic Concepts, Inc. Sr. Sub.
      Notes Cl-B 9.625%, 11/01/07......       10         10,125
    Orbital Imaging Corp. Units 144A
      11.625%, 03/01/05................       20         20,500
    Paragon Corp. Holdings Sr. Notes
      144A
      9.625%, 04/01/08.................       10          9,200
    RAB Enterprises, Inc. Sr. Notes
      144A
      10.50%, 05/01/05.................       30         30,338
    US Filter Corp. Notes 144A 6.50%,
      05/15/03.........................      535        537,006
                                                   ------------
                                                        686,033
                                                   ------------
INSURANCE -- 0.3%
    Aegon NV Sub. Notes 8.00%,
      08/15/06.........................      500        558,750
    Provident Companies, Inc. Notes
      7.405%, 03/15/38.................      660        683,100
                                                   ------------
                                                      1,241,850
                                                   ------------
MACHINERY & EQUIPMENT -- 0.3%
    Day International Group, Inc. Sr.
      Sub. Notes 144A 9.50%,
      03/15/08.........................       25         25,188
    Hertz Corp. Notes 7.00%,
      01/15/28.........................      615        619,613
    Johnstown America Industries, Inc.
      Sr. Sub. Notes Cl-C 11.75%,
      08/15/05.........................       15         16,706
    Millipore Corp. Notes 7.20%,
      04/01/02.........................      340        351,050
    Morris Materials Handling Sr. Notes
      144A 9.50%, 04/01/08.............       20         18,650
    Motors and Gears, Inc. Sr. Notes
      Cl-D
      10.75%, 11/15/06.................       35         37,713
    Navistar International Sr. Notes
      Cl-B
      7.00%, 02/01/03..................       80         80,400
                                                   ------------
                                                      1,149,320
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
MEDICAL SUPPLIES & EQUIPMENT -- 0.0%
    Conmed Corp. Sr. Sub. Notes 9.00%,
      03/15/08.........................  $    10   $     10,000
    Fresenius Medical Capital Trust I
      Co. Guarantee Notes 9.00%,
      12/01/06.........................       20         20,800
    Fresenius Medical Care Co.
      Guarantee Notes
      7.875%, 02/01/08.................       30         29,475
    Graphic Controls Corp. Sr. Sub.
      Notes Cl-A 12.00%, 09/15/05......       35         39,244
    MEDIQ, Inc. Units 144A 13.00%,
      06/01/09.........................       20         10,800
    MEDIQ/PRN Life Support Services,
      Inc. Sr. Sub. Notes 144A 11.00%,
      06/01/08.........................       30         30,900
    Medpartners, Inc. Sr. Notes 7.375%,
      10/01/06.........................       50         45,250
                                                   ------------
                                                        186,469
                                                   ------------
METALS & MINING -- 0.1%
    Acindar Industria Argentina de
      Aceros SA Notes 11.25%,
      02/15/04.........................       10         10,113
    AK Steel Corp. Sr. Notes 9.125%,
      12/15/06.........................       30         31,425
    Ameristeel Corp. Sr. Notes 144A
      8.75%, 04/15/08..................       20         20,050
    Anker Coal Group, Inc. Sr. Notes
      Cl-B
      9.75%, 10/01/07..................       10          9,200
    Freeport-McMoRan Copper & Gold,
      Inc. Sr. Notes 7.50%, 11/15/06...      125        101,719
    Hylsa SA de CV Notes 144A 9.25%,
      09/15/07.........................       30         27,900
    Lodestar Holdings, Inc. Sr. Notes
      144A
      11.50%, 05/15/05.................       10         10,113
    Potash Corp. Notes 7.125%,
      06/15/07.........................      300        311,250
    WHX Corp. Sr. Notes 10.50%,
      04/15/05.........................       10         10,200
                                                   ------------
                                                        531,970
                                                   ------------
OFFICE EQUIPMENT -- 0.0%
    United Stationers Supply Co. Sr.
      Sub. Notes 12.75%, 05/01/05......        3          3,405
      8.375%, 04/15/08 144A............       20         20,050
                                                   ------------
                                                         23,455
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
OIL & GAS -- 0.6%
    Abraxas Petroleum Corp. Co.
      Guarantee Notes Cl-D 11.50%,
      11/01/04.........................  $    25   $     25,750
    Chesapeake Energy Corp. Sr. Notes
      144A 9.625%, 05/01/05............       30         30,000
    Coastal Corp. Bonds 6.95%,
      06/02/28.........................      520        523,900
    Dailey International, Inc. Co.
      Guarantee Notes Cl-B 9.50%,
      02/15/08.........................       10          9,850
    Flores & Rucks, Inc. Sr. Sub. Notes
      9.75%, 10/01/06..................       40         43,800
    Global Marine, Inc. Notes 7.00%,
      06/01/28.........................      790        803,825
    Gothic Production Corp. Sr. Notes
      144A 11.125%, 05/01/05...........       10          9,575
    Michael Petroleum Corp. Sr. Notes
      144A 11.50%, 04/01/05............       10         10,075
    Newpark Resources, Inc. Co.
      Guarantee Notes Cl-B 8.625%,
      12/15/07.........................       10         10,175
    Northern Offshore ASA Co. Guarantee
      Notes 144A 10.00%, 05/15/05......       20         19,200
    Pacalta Resource Ltd. Sr. Notes
      Cl-B
      10.75%, 06/15/04.................       10          9,950
    Panaco, Inc. Sr. Notes 10.625%,
      10/01/04.........................       10         10,000
    Panda Global Energy Co. Sr. Notes
      12.50%, 04/15/04.................       10          9,613
    Petroleum Geo-Services Notes 7.50%,
      03/31/07.........................      175        186,594
    Petsec Energy, Inc. Sr. Sub. Notes
      Cl-B 9.50%, 06/15/07.............       35         35,000
    Pogo Producing Co. Sr. Sub. Notes
      Cl-B 8.75%, 05/15/07.............        5          5,113
    Pride Petroleum Services, Inc. Sr.
      Notes 9.375%, 05/01/07...........       15         15,844
    Saga Petroleum ASA Debs. 7.25%,
      09/23/27.........................      325        339,219
    Snyder Oil Corp. Sr. Sub. Notes
      8.75%, 06/15/07..................       15         15,113
    Transamerican Refining Corp. Units
      144A
      16.00%, 06/30/03.................       20         21,300
    Transtexas Gas Corp. Sr. Sub. Notes
      Cl-D 13.75%, 12/31/01............       75         83,250
                                                   ------------
                                                      2,217,146
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.0%
    APP Finance II Mauritius Ltd. Notes
      144A 3.50%, 04/30/03.............       60         48,000
    Florida Coast Paper LLC First Mtge.
      Notes 12.75%, 06/01/03...........        5          5,550
    Maxxam Group Holdings, Inc. Sr.
      Notes 12.00%, 08/01/03...........        5          5,600
                                                   ------------
                                                         59,150
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
PHARMACEUTICALS -- 0.0%
    Fresenius Medical Capital Trust II
      Co. Guarantee Notes 7.875%,
      02/01/08.........................  $    20   $     19,650
    ICN Pharmaceuticals, Inc. Sr. Notes
      Cl-B 9.25%, 08/15/05.............       15         15,938
    Pharmaceutical Fine Chemicals Corp.
      Sr. Sub. Notes 144A 9.75%,
      11/15/07.........................       10         11,325
    Pharmerica, Inc. Sr. Sub. Notes
      144A
      8.375%, 04/01/08.................       20         19,950
                                                   ------------
                                                         66,863
                                                   ------------
PRINTING & PUBLISHING -- 0.0%
    America Media Operation, Inc. Sr.
      Sub. Notes 11.625%, 11/15/04.....       40         43,200
    Garden State Newspapers, Inc. Sr.
      Sub. Notes Cl-B 8.75%,
      10/01/09.........................       25         25,563
    Von Hoffman Press, Inc. Sr. Sub.
      Notes 144A 10.375%, 05/15/07.....       10         10,738
                                                   ------------
                                                         79,501
                                                   ------------
RAILROADS -- 0.7%
    CSX Corp. Notes 7.95%, 05/01/27....      515        592,250
    Norfolk Southern Corp. Notes 6.95%,
      05/01/02.........................      425        439,344
      7.80%, 05/15/27..................      815        945,400
      7.05%, 05/01/37..................      755        808,794
    TFM SA de CV Co. Guarantee Notes
      10.25%, 06/15/07.................       10          9,675
    Transportacion Maritima Mexicana SA
      de CV Registered Notes [STEP]
      11.784%, 06/15/09................       50         33,125
                                                   ------------
                                                      2,828,588
                                                   ------------
REAL ESTATE -- 0.2%
    Beazer Homes USA Co. Guarantee
      Notes 8.875%, 04/01/08...........       10          9,750
    Cathay International Ltd. Sr. Notes
      144A 13.00%, 04/15/08............       30         26,775

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Equity Office Property Notes 144A
      6.763%, 06/15/07.................  $   530   $    531,617
    Equity Residential Properties
      Operating L.P. Notes 6.63%,
      04/13/05.........................      355        356,775
    Horton, (D.R.), Inc. Co. Guarantee
      Notes 10.00%, 04/15/06...........       15         16,238
                                                   ------------
                                                        941,155
                                                   ------------
RETAIL & MERCHANDISING -- 0.4%
    CEX Holdings, Inc. Sr. Sub. Notes
      144A 9.625%, 06/01/08............       20         20,550
    Eye Care Centers of America, Inc.
      Sr. Sub. Notes 144A 9.125%,
      05/01/08.........................       10          9,900
    Federated Department Stores, Inc.
      Sr. Notes 8.50%, 06/15/03........      720        786,600
    Southland Corp. Sr. Sub. Debs. Cl-A
      4.50%, 06/15/04..................       95         76,713
    Specialty Retailers, Inc. Co.
      Guarantee Notes Cl-B 8.50%,
      07/15/05.........................       10         10,325
    Tyco International Group SA Co.
      Guarantee Notes 6.375%,
      06/15/05.........................      380        381,425
      6.25%, 06/15/13..................      395        394,013
    William Carter Holdings Co. Sr.
      Sub. Notes 144A 12.00%,
      10/01/08.........................       20         21,400
    Zale Corp. Sr. Notes Cl-B 8.50%,
      10/01/07.........................       20         20,500
                                                   ------------
                                                      1,721,426
                                                   ------------
SEMICONDUCTORS -- 0.0%
    Derlan Manufacturing Ltd. Sr. Notes
      10.00%, 01/15/07.................       25         26,250
    Fairchild Semiconductor Corp. Sr.
      Sub. Notes 10.125%, 03/15/07.....       75         77,438
                                                   ------------
                                                        103,688
                                                   ------------
TELECOMMUNICATIONS -- 1.4%
    Adelphia Communications Corp. Sr.
      Notes Cl-B 10.25%, 07/15/00......       10         10,438
    AirTouch Communications, Inc.
      Notes 6.65%, 05/01/08............      530        538,613
    Allbritton Communications Corp. Sr.
      Sub. Notes Cl-B 8.875%,
      02/01/08.........................       50         54,125
    Allegiance Telecom, Inc. Units
      [STEP] 11.75%, 02/15/08..........       40         21,250
    Benedek Communications Corp. Sr.
      Disc. Notes [STEP] 14.474%,
      05/15/06.........................       75         59,438
    Bestel SA Units [STEP] 12.75%,
      05/15/05.........................       20         13,500

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Birch Telecom, Inc. Units 144A
      14.00%, 06/15/08.................  $    10   $     10,050
    BTI Telecom Corp. Sr. Notes 10.50%,
      09/15/07.........................       70         70,700
    Centennial Cellular Corp. Sr. Notes
      8.875%, 11/01/01.................       25         26,031
    Century Communications Corp. Sr.
      Notes 9.50%, 03/01/05............       35         37,975
    Colt Telecom Group PLC Sr. Disc.
      Notes 9.356%, 12/15/06...........       50         39,500
    Comcast Cellular Holdings Corp. Sr.
      Notes Cl-B 9.50%, 05/01/07.......       45         47,081
    Comcast U.K. Cable Corp. Debs.
      [STEP] 10.245%, 11/15/07.........       60         50,100
    Comcast U.K. Cable Corp. Sr. Sub.
      Debs. 9.50%, 01/15/08............       75         80,250
    CTI Holdings SA Sr. Notes 144A
      11.50%, 04/15/08.................       10          5,700
    Diamond Cable Communications PLC
      Sr. Disc. Notes [STEP] 10.58%,
      12/15/05.........................      100         83,000
    Dobson Communications Corp. Sr.
      Notes 11.75%, 04/15/07...........       40         43,300
    Dobson Wireline Co. Sr. Notes 144A
      12.25%, 06/15/08.................       30         29,250
    e. spire Communications, Inc. Sr.
      Notes
      13.75%, 07/15/07.................       15         17,212
    Econophone, Inc. Sr. Disc. Notes
      11.00%, 02/15/08.................       40         22,900
    Esprit Telecom Group PLC Sr. Notes
      11.50%, 12/15/07.................       10         10,325
    Facilicom International Sr. Notes
      144A
      10.50%, 01/15/08.................       10          9,975
    Flag Ltd. Sr. Notes 144A 8.25%,
      01/30/08.........................       50         50,563
    Focal Communications Corp. Sr.
      Disc. Notes [STEP] 144A 11.259%,
      02/15/08.........................       40         24,350
    Global Crossing Holdings Ltd. Sr.
      Notes 144A 9.625%, 05/15/08......       90         93,938
    Globo Communicacoes e Participacoes
      SA Sr. Notes 144A 10.625%,
      12/05/08.........................       10          9,000
    Granite Broadcasting Corp. Sr. Sub.
      Notes 144A 8.875%, 05/15/08......       10         10,100
    ICG Services, Inc. Sr. Disc. Notes
      [STEP] 144A 10.138%, 05/01/08....       50         29,750

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    IDT Corp. Sr. Notes 144A 8.75%,
      02/15/06.........................  $    10   $      9,738
    Innova S de R.L. Sr. Notes 12.875%,
      04/01/07.........................       10         10,150
    Intercel, Inc. Sr. Disc. Notes
      [STEP]
      12.946%, 02/01/06................       40         31,250
    Intermedia Communications, Inc. Sr.
      Notes 144A 8.60%, 06/01/08.......       70         70,875
    Intermedia Communications, Inc. Sr.
      Notes Cl-B 8.875%, 11/01/07......       85         87,125
    International CabelTel, Inc. Sr.
      Notes Cl-B [STEP] 11.56%,
      02/01/06.........................       65         53,056
    IPC Information Systems Notes
      [STEP] 10.207%, 05/01/08.........       40         29,500
    Iridium LLC Capital Corp. Sr. Notes
      Cl-B 14.00%, 07/15/05............       25         27,875
    ITC Deltacom, Inc. Sr. Notes
      11.00%, 06/01/07.................       19         21,423
    IXC Communications, Inc. Sr. Sub.
      Notes 144A 9.00%, 04/15/08.......       20         20,000
    Jacor Communications Co. Notes
      9.75%, 12/15/06..................       10         10,925
    Jones Intercable, Inc. Sr. Sub.
      Debs.
      10.50%, 03/01/08.................       25         27,313
    Kitty Hawk, Inc. Co. Guarantee
      Notes
      9.95%, 11/15/04..................       20         20,750
    KMC Telecom Holdings, Inc. Units
      [STEP] 144A 12.50%, 02/15/08.....       35         20,825
    L-3 Communications Corp. Sr. Sub.
      Notes Cl-B 10.375%, 05/01/07.....       20         22,150
    LCI International, Inc. Sr. Notes
      7.25%, 06/15/07..................      610        616,100
    Level 3 Communications, Inc. Sr.
      Notes 144A 9.125%, 05/01/08......        5          4,875
    Long Distance Direct Holdings, Inc.
      144A 12.25%, 04/15/08............       40         40,200
    Marcus Cable Operating Co. Sr.
      Disc. Notes [STEP] 11.281%,
      08/01/04.........................       50         48,625
    McCaw International Ltd. Sr. Disc.
      Notes [STEP] 13.00%, 04/15/07....       10          6,600
    MetroNet Communications Corp. Sr.
      Disc. Notes [STEP] 10.75%,
      11/01/07.........................       10          6,663
    MetroNet Communications Corp. Sr.
      Disc. Notes [STEP] 144A 9.959%,
      06/15/08.........................       50         30,875
    Millicom International Cellular,
      Inc. SA Sr. Disc. Notes [STEP]
      11.037%, 06/01/06................       80         61,200

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    MJD Communications, Inc. Notes 144A
      6.231%, 05/01/08.................  $    10   $     10,088
    MJD Communications, Inc. Sr. Sub.
      Notes 144A 9.50%, 05/01/08.......       10         10,263
    Nextel Communications, Inc. Sr.
      Disc. Notes [STEP] 13.848%,
      02/15/08 144A....................       60         38,400
      9.95%, 08/15/04..................      205        199,875
    NEXTLINK Communications, Inc. Sr.
      Disc. Notes [STEP] 144A 9.45%,
      04/15/08.........................       50         30,750
    NTL, Inc. Sr. Notes [STEP] 144A
      9.77%, 04/01/08..................      100         65,250
    Omnipoint Corp. Sr. Notes 11.625%,
      08/15/06.........................       25         26,438
    Onepoint Communications Corp. Units
      144A 14.50%, 06/01/08............       10          9,600
    Pathnet, Inc. Units 144A 12.25%,
      04/15/08.........................       30         32,550
    Price Communications Sr. Notes 144A
      9.125%, 12/15/06.................       20         20,000
    Primus Telecommunications Group Sr.
      Notes 144A 9.875%, 05/15/08......       10          9,825
    Qwest Communications International,
      Inc. Sr. Disc. Notes [STEP]
      9.47%, 10/15/07..................       20         15,050
    Radio One, Inc. Notes 7.00%,
      05/15/04.........................       10         10,200
    Radnor Holdings, Inc.
      Co. Guarantee Notes Cl-B 10.00%,
      12/01/03.........................       10         10,450
    RCN Corp. Sr. Disc. Notes [STEP]
      9.80%, 02/15/08..................       30         18,300
      11.125%, 10/15/07................       40         25,600
    Rhythms Netconnections Units [STEP]
      144A 6.777%, 05/15/08............       40         19,600
    RSL Communications PLC Sr. Disc.
      Notes 144A 10.125%, 03/01/08.....       20         11,900
    RSL Communications PLC Sr. Notes
      144A 9.125%, 03/01/08............       10          9,725
    Satelites Mexicanos SA Sr. Notes
      144A
      10.125%, 11/01/04................       15         14,700
    Sprint Spectrum L.P. Sr. Notes
      11.00%, 08/15/06.................       10         11,525
    Startec Global Communications Corp.
      Units 144A 12.00%, 05/15/08......       20         19,650

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    TCI Communications, Inc. Sr. Notes
      8.65%, 09/15/04..................  $   560   $    624,400
    Telecommunications Techniques Co.
      Sr. Sub. Notes 144A 9.75%,
      05/15/08.........................       10         10,063
    Telesystem International Wireless,
      Inc. Sr. Disc. Notes Cl-C [STEP]
      10.50%, 11/01/07.................       10          6,025
    Transtel SA Sr. Notes 144A 12.50%,
      11/01/07.........................       15         14,100
    Tri-State Outdoor Media Corp. Sr.
      Notes 144A 11.00%, 05/15/08......       10         10,125
    United International Holdings, Inc.
      Sr. Disc. Notes Cl-B [STEP]
      10.775%, 02/15/08................       30         18,525
    Versatel Telecom BV Units 144A
      13.25%, 05/15/08.................       20         21,100
    Viacom, Inc. Sub. Debs. 8.00%,
      07/07/06.........................      200        206,500
    Winstar Communications, Inc. Sr.
      Sub. Notes 15.00%, 03/01/07......       75         99,000
    WorldCom, Inc. Sr. Notes 7.75%,
      01/01/07.........................      965      1,048,231
                                                   ------------
                                                      5,454,315
                                                   ------------
TRANSPORTATION -- 0.0%
    Axiohm Transaction Solutions, Inc.
      Sr. Sub. Notes 9.75%, 10/01/07...       10         10,100
    MC Shipping, Inc. Sr. Notes 144A
      11.25%, 03/01/08.................       10         10,150
    Trico Marine Services, Inc. Co.
      Guarantee Notes Cl-D 8.50%,
      08/01/05.........................       10          9,800
                                                   ------------
                                                         30,050
                                                   ------------
UTILITIES -- 1.1%
    AES China Generating Co. Ltd. Sr.
      Notes 10.125%, 12/15/06..........       10          9,663
    AES Corp. Sr. Sub. Notes 8.375%,
      08/15/07.........................       20         20,200
    Arizona Public Service Co. Sr.
      Notes
      6.75%, 11/15/06..................      415        430,563
    Baltimore Gas & Electric Co. Medium
      Term Notes 6.90%, 02/01/05.......      705        742,013
    Cleveland Electric Illuminating Co.
      First Mtge. Cl-B 9.50%,
      05/15/05.........................       25         28,969
    Coho Energy, Inc. Sr. Sub. Notes
      8.875%, 10/15/07.................       10          9,525
    Columbia Gas Systems, Inc. Debs.
      6.61%, 11/28/02..................      480        487,800

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Connecticut Light & Power Co. First
      Mtge. 7.875%, 06/01/01...........  $    40   $     41,050
    El Paso Electric Co. First Mtge.
      Cl-E
      9.40%, 05/01/11..................       10         11,400
    Enersis SA Notes 7.40%, 12/01/16...       10          9,838
      6.60%, 12/01/26..................      220        214,500
    Illinova Corp. Notes 7.125%,
      02/01/04.........................      385        398,475
    KN Energy, Inc. Sr. Notes 6.45%,
      03/01/03.........................      500        505,000
    Long Island Lighting Corp. Debs.
      9.00%, 11/01/22..................      100        114,875
    Niagara Mohawk Power Corp. Notes
      9.95%, 06/01/00..................       50         50,762
    Niagara Mohawk Power Corp. Sr.
      Notes Cl-F 7.625%, 10/01/05......       10         10,138
    Niagara Mohawk Power Corp. Sr.
      Notes Cl-G 7.75%, 10/01/08.......       20         20,550
    Northeast Utilities Service Co.
      Notes 8.38%, 03/01/05............       27         26,800
      8.58%, 12/01/06..................        9          8,949
    Ram Energy, Inc. Sr. Notes 11.50%,
      02/15/08.........................       10          9,925
    Southern California Edison Co.
      Notes
      5.875%, 01/15/01.................    1,000      1,001,250
    Transamerican Energy Corp. Sr.
      Disc. Notes Cl-B 13.00%, 06/15/02
      [STEP]...........................      200        164,000
      11.50%, 06/15/02.................       70         66,500
                                                   ------------
                                                      4,382,745
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $49,506,633)...................              50,866,923
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.0%
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.1%
      9.50%, 05/01/05..................      328        346,282
                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 2.4%
      5.50%, 02/01/11-05/01/11.........    2,642      2,570,710
      6.50%, 04/01/26-07/01/26.........      380        379,765
      7.00%, 03/18/02-09/01/27.........    1,011      1,028,710
      7.50%, 06/01/27..................      132        135,684
      8.50%, 10/15/08..................      826        874,787
      6.50%, 07/15/23-07/15/28 [TBA]...    3,679      3,695,768
      7.00%, 07/15/28 [TBA]............    1,150      1,166,531
                                                   ------------
                                                      9,851,955
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
GOVERNMENT NATIONAL MORTGAGE ASSOC. --
2.5%
      5.50%, 09/20/27-04/15/28.........  $   629   $    634,922
      6.50%, 04/15/28..................      533        532,650
      7.00%, 11/20/21-05/15/28.........    6,250      6,359,354
      8.00%, 12/15/26..................      369        382,013
      10.00%, 06/15/13.................      428        469,302
      5.50%, 08/20/27 [VR].............      201        203,745
      7.00%, 09/20/23 [VR].............       51         51,724
      7.375%, 04/20/23-06/20/24 [VR]...    1,147      1,166,337
                                                   ------------
                                                      9,800,047
                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $19,843,085)...................              19,998,284
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 6.0%
U.S. TREASURY BILLS -- 0.4%
      5.07%, 08/20/98#.................    1,750      1,738,340
                                                   ------------
U.S. TREASURY BONDS -- 2.8%
      5.50%, 03/31/03..................      535        534,727
      6.375%, 08/15/27.................    5,535      6,087,669
      6.375%, 08/15/27#................    1,045      1,149,343
      6.125%, 11/15/27.................    3,035      3,253,915
                                                   ------------
                                                     11,025,654
                                                   ------------
U.S. TREASURY NOTES -- 2.8%
      5.625%, 04/30/00.................      975        977,008
      7.50%, 05/15/02..................    1,730      1,846,550
      5.50%, 05/31/03..................    5,415      5,414,674
      5.50%, 05/31/03#.................      900        899,946
      6.125%, 08/15/07.................    1,140      1,186,330
      5.625%, 05/15/08.................      865        877,032
                                                   ------------
                                                     11,201,540
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $23,375,670)...................              23,965,534
                                                   ------------
COLLATERALIZED MORTGAGE & ASSET-BACKED OBLIGATIONS -- 4.6%
    Advanta Mtge. Loan Trust Series
      1997-2 Cl-A2 7.05%, 05/25/21.....      805        817,725
    Advanta Mtge. Loan Trust Series
      1997-3 Cl-A3 6.69%, 04/25/17.....      655        662,520
    Amresco Residential Securities
      Mtge. Loan Trust Series 1997-3
      Cl-A3 6.60%, 01/25/18............      440        441,031
    Capita Equipment Receivables Trust
      Series 1996-1 Cl-A4 6.28%,
      06/15/00.........................      600        602,866
    Commercial Mtge. Acceptance Corp.
      Series 1997-ML1 Cl-A3 6.57%,
      10/15/07.........................      700        718,156
    Commercial Mtge. Acceptance Corp.
      Series 1997-ML1 Cl-A2 6.53%,
      12/15/30.........................      255        260,857

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Federal National Mtge. Assoc. REMIC
      Series 1989-71 Cl-J 8.50%,
      10/25/19.........................  $   880   $    940,282
    Federal National Mtge. Assoc. REMIC
      Series 1993-240 Cl-B 6.25%,
      12/25/13.........................      548        548,658
    Federal National Mtge. Assoc. REMIC
      Series 1997-61 Cl-ZC 7.00%,
      02/25/23.........................      329        338,845
    First Union-Lehman Bros. Commercial
      Mtge. Series 1997-C2 Cl-A3 6.65%,
      06/18/08.........................      470        481,781
    GMAC Commercial Mtge. Securities,
      Inc. Series 1998-C1 Cl-A2 6.70%,
      05/15/30.........................    1,480      1,527,175
    Green Tree Financial Corp. Series
      1997-2 Cl-A6 7.24%, 03/15/25.....      635        664,014
    Green Tree Financial Corp. Series
      1997-3 Cl-A4 6.93%, 07/15/28.....    1,095      1,127,300
    Green Tree Financial Corp. Series
      1998-2 Cl-A5 6.24%, 03/18/28.....    1,035      1,041,145
    Green Tree Recreational, Equipment
      & Consumer Trust Series 1997-B
      Cl-A1
      6.55%, 07/15/28..................    1,110      1,118,612
    Green Tree Recreational, Equipment
      & Consumer Trust Series 1998-A
      Cl-A1C 6.18%, 06/15/19...........      978        978,510
    Independent National Mtge. Corp.
      Series 1994-V Cl-A1 8.169%,
      12/25/24.........................      305        314,492
    Merrill Lynch Mtge. Investors, Inc.
      Series 1997-C2 Cl-A2 6.54%,
      12/10/29.........................    1,160      1,190,994
    Merrill Lynch Mtge. Investors, Inc.
      Series 1998-C2 Cl-A1 6.22%,
      02/15/30.........................    1,178      1,187,823
    Morgan Stanley Capital I Series
      1996-WF1 Cl-A2 144A 7.218%,
      01/16/06.........................      655        681,609
    Mortgage Capital Funding, Inc.
      Series 1998-MC1 Cl-A2 7.00%,
      01/18/08.........................      790        813,206
    PNC Mtge. Securities Corp. Series
      1997-6 Cl-A2 6.60%, 01/01/00.....      442        446,462
    Provident Bank Home Equity Loan
      Trust Series 1997-4 Cl-A3 6.91%,
      01/25/29.........................      455        463,673
    Securitized Asset Sales, Inc.
      Series 1993-J Cl-2B 6.808%,
      11/28/23.........................      971        963,674
                                                   ------------
      (COST $18,018,029)...............              18,331,410
                                                   ------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
SOVEREIGN ISSUES -- 0.0%
NETHERLANDS -- 0.0%
    Asia Pulp & Paper Fin II Mauritius
      Ltd. 12.00%, 12/29/49............  $    45   $     31,275
SOUTH KOREA -- 0.0%
    Republic of Korea 8.875%,
      04/15/08.........................       40         36,250
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (COST $76,372).......................                  67,525
                                                   ------------
COMMERCIAL PAPER -- 8.1%
    Delaware Funding Corp., 5.68%,
      07/08/98.........................    5,000      4,994,478
    Falcon Asset Securitization Corp.
      5.53%, 07/20/98..................   10,000      9,970,814
    Merrill Lynch & Co., Inc. 5.63%,
      07/08/98.........................   10,000      9,989,053
    Sheffield Receivables Corp. 5.50%,
      07/10/98.........................    7,500      7,490,056
                                                   ------------
    (COST $32,444,033).................              32,444,401
                                                   ------------
REPURCHASE AGREEMENTS -- 4.0%
    J. P. Morgan Securities, Inc.,
      5.75%, dated 06/30/98, maturing
      07/01/98, repurchase price
      $15,989,553 (Collateralized by
      U.S. Treasury Bonds, par value
      $15,439,000, market value
      $16,409,255 due 02/15/26)
      (COST $15,987,000)...............   15,987     15,987,000
                                                   ------------
SHORT-TERM INVESTMENTS -- 0.3%
    Temporary Investment Cash Fund.....  529,389        529,389
    Temporary Investment Fund..........  529,389        529,389
                                                   ------------
    (COST $1,058,778)..................               1,058,778
                                                   ------------
TOTAL INVESTMENTS -- 99.5%
  (COST $364,032,422)..................             398,021,837
OTHER ASSETS LESS
  LIABILITIES -- 0.5%..................               1,853,674
                                                   ------------
NET ASSETS -- 100.0%...................            $399,875,511
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1998:

                                            IN                      UNREALIZED
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE          RECEIVE         FOR        AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
07/98        Buy    ESP   10,369,516    $   67,753   $   67,743      $    (10)
07/98        Buy    GBP       14,214        23,648       23,714            66
10/98        Buy    GBP    1,000,000     1,626,725    1,657,358        30,633
07/98        Buy    ITL  161,163,000        90,315       90,664           349
07/98        Buy    PTE   15,050,000        81,215       81,482           267
                                        ----------   ----------      --------
                                        $1,889,656   $1,920,961      $ 31,305
                                        ==========   ==========      ========

                                            IN                      UNREALIZED
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE          DELIVER         FOR        AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
07/98        Sell   AUD       24,479    $   14,927   $   15,161      $   (234)
07/98        Sell   CHF       24,218        15,920       15,971           (51)
07/98        Sell   GBP    1,109,598     1,833,631    1,840,193        (6,562)
07/98        Sell   HKD       10,925         1,410        1,409             1
07/98        Sell   JPY  233,000,000     1,662,197    1,697,822       (35,625)
07/98        Sell   NZD       30,299        15,531       15,727          (196)
07/98        Sell   SGD       73,117        43,493       43,269           224
                                        ----------   ----------      --------
                                        $3,587,109   $3,629,552      $(42,443)
                                        ==========   ==========      ========

# Securities with an aggregate market value of $3,787,629 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1998:

                                                  NUMBER       UNREALIZED
                                    EXPIRATION      OF        APPRECIATION
DESCRIPTION                           MONTH      CONTRACTS   (DEPRECIATION)
---------------------------------------------------------------------------
ASX Index.........................    09/98          211       $ 349,019
CAC Index (Shorted)...............    09/98          (15)        (52,003)
DAX Index (Shorted)...............    09/98           (4)        (31,812)
FTSE 100 Index (Shorted)..........    09/98          (19)        (12,624)
MIB30 Index.......................    09/98           16          80,110
NASDAQ 100 (Shorted)..............    09/98          (15)       (232,383)
Russell 2000 (Shorted)............    09/98           (7)        (55,384)
S&P 500...........................    09/98            7          41,983
U.S. Treasury 30 Year Notes.......    09/98          208         524,876
                                                               ---------
                                                               $ 611,782
                                                               =========

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.6% of net assets.

See Notes to Financial Statements.

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CORPORATE OBLIGATIONS -- 89.7%
ADVERTISING -- 1.1%
    Lamar Advertising Co.
      Co. Guarantee Sr. Sub. Notes
      9.625%, 12/01/06.................  $ 1,700  $  1,829,625
    Outdoor Systems, Inc. Sr. Sub.
      Notes
      8.875%, 06/15/07.................    4,075     4,258,375
                                                  ------------
                                                     6,088,000
                                                  ------------
AEROSPACE -- 0.4%
    Aviation Sales Co. Sr. Sub. Notes
      144A
      8.125%, 02/15/08.................    2,500     2,456,250
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Oshkosh Truck Corp. Co. Guarantee
      Notes
      8.75%, 03/01/08..................      750       761,250
                                                  ------------
AUTOMOTIVE PARTS -- 1.2%
    Aftermarket Technology,
      Inc. Sr. Sub. Notes
      12.00%, 08/01/04.................    1,938     2,146,335
    Lear Corp. Sub. Notes
      9.50%, 07/15/06..................    2,500     2,737,500
    Lear Seating Corp. Sub. Notes
      8.25%, 02/01/02..................      550       554,125
    Oxford Automotive, Inc. Notes
      10.125%, 06/15/07................    1,300     1,348,750
                                                  ------------
                                                     6,786,710
                                                  ------------
BROADCASTING -- 7.1%
    Acme Television Co. Co. Guarantee
      Notes Cl-B [STEP]
      10.992%, 09/30/04................    3,100     2,573,000
    Australis Media Ltd. Sr. Disc.
      Notes [STEP]
      29.55%, 05/15/03.................       11         1,443
    Australis Media Ltd. Units [STEP]
      15.706%, 05/15/03................      625        84,375
    Big City Radio, Inc. Sr. Disc.
      Notes [STEP] 144A
      10.867%, 03/15/05................    2,950     2,242,000
    Capstar Broadcasting, Inc. Sr. Sub.
      Notes
      9.25%, 07/01/07..................    1,400     1,473,500
    Chancellor Media Corp. LA Sr. Sub.
      Notes Cl-B
      8.125%, 12/15/07.................    4,550     4,618,250
    Chancellor Media Corp. Notes Cl-B
      10.50%, 01/15/07.................    1,700     1,887,000
      8.75%, 06/15/07..................    1,750     1,828,750
    Chancellor Media Corp.
      Sr. Sub. Notes
      9.375%, 10/01/04.................    1,150     1,213,250
    Cumulus Media, Inc.
      Sr. Sub. Notes
      10.375%, 07/01/08................    1,250     1,268,750
    Diva Systems Corp. Units [STEP]
      144A
      11.896%, 03/01/08................    2,300     1,092,500

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Echostar Satellite Broadcasting Co.
      Sr. Disc. Notes [STEP]
      10.35%, 03/15/04.................  $ 4,525  $  4,185,625
    Fox Liberty Networks LLC Sr. Disc.
      Notes [STEP]
      9.534%, 08/15/07.................    5,550     3,829,500
    Fox Liberty Networks LLC Sr. Notes
      8.875%, 08/15/07.................    1,125     1,150,312
    NWCG Holding Corp. Sr. Disc. Notes
      [ZCB]
      13.196%, 06/15/99................      300       284,178
    SFX Broadcasting, Inc. Sr. Sub.
      Notes Cl-B
      10.75%, 05/15/06.................    1,175     1,301,312
    Sinclair Broadcasting Group, Inc.
      Sr. Sub. Notes
      10.00%, 09/30/05.................    2,500     2,693,750
      9.00%, 07/15/07..................    2,000     2,090,000
      8.75%, 12/15/07..................    2,000     2,070,000
    Sullivan Broadcasting Holdings Co.
      Sr. Sub. Notes
      10.25%, 12/15/05.................    1,800     2,061,252
      13.25%, 12/15/06.................      150       252,750
    Young Broadcasting, Inc. Sr. Sub.
      Notes
      10.125%, 02/15/05................    1,175     1,274,875
    Young Broadcasting, Inc. Sr. Sub.
      Notes Cl-B
      9.00%, 01/15/06..................      500       528,750
                                                  ------------
                                                    40,005,122
                                                  ------------
BUILDING MATERIALS -- 0.7%
    American Builders & Contractors
      Supply Co., Inc. Notes Cl-B
      10.625%, 05/15/07................    1,625     1,633,125
    Falcon Building Products, Inc. Co.
      Guarantee Notes Cl-B [STEP]
      9.868%, 06/15/07.................    2,500     1,675,000
    Falcon Building Products, Inc. Co.
      Guarantee Sr. Sub. Notes Cl-B
      9.50%, 06/15/07..................      350       346,500
                                                  ------------
                                                     3,654,625
                                                  ------------
BUSINESS SERVICES -- 1.1%
    Dialog Corp. PLC Sr. Sub. Notes
      Cl-A
      11.00%, 11/15/07.................    2,750     3,025,000
    U.S. Office Products Co. Sr. Sub.
      Notes 144A
      9.75%, 06/15/08..................    2,825     2,856,781
                                                  ------------
                                                     5,881,781
                                                  ------------
CAPITAL GOODS -- 0.6%
    Buckeye Cellulos Corp. Sr. Sub.
      Notes
      8.50%, 12/15/05..................    1,500     1,522,500
      9.25%, 09/15/08..................    1,750     1,837,500
                                                  ------------
                                                     3,360,000
                                                  ------------
CHEMICALS -- 1.9%
    Foamex Capital Corp. Sr. Sub. Notes
      13.50%, 08/15/05.................      500       580,000

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    ISP Holdings, Inc. Sr. Notes Cl-B
      9.75%, 02/15/02..................  $ 1,000  $  1,055,000
      9.00%, 10/15/03..................    1,475     1,537,687
    Polymer Group, Inc. Co. Guarantee
      Notes Cl-B
      9.00%, 07/01/07..................    4,275     4,360,500
    Polymer Group, Inc. Sr. Sub. Notes
      144A
      8.75%, 03/01/08..................    1,350     1,353,375
    RBX Corp. Notes Cl-B
      11.25%, 10/15/05.................    1,000       610,000
    Sterling Chemicals Holdings, Inc.
      Sr. Disc. Notes [STEP]
      11.611%, 08/15/08................    2,350     1,351,250
                                                  ------------
                                                    10,847,812
                                                  ------------
CLOTHING & APPAREL -- 1.9%
    Boyds Collection Ltd. Sr. Sub.
      Notes 144A
      9.00%, 05/15/08..................    1,950     1,954,875
    Brylane LP Sr. Sub. Notes Cl-B
      10.00%, 09/01/03.................    1,325     1,401,187
    Dyersburg Corp. Co. Guarantee Notes
      Cl-B
      9.75%, 09/01/07..................    1,725     1,656,000
    GFSI, Inc. Sr. Sub. Notes Cl-B
      9.625%, 03/01/07.................      850       888,250
    Hosiery Corp. of America, Inc. Sr.
      Sub. Notes
      13.75%, 08/01/02.................      500       552,500
    Pillowtex Corp. Co. Guarantee Notes
      Cl-B
      9.00%, 12/15/07..................    2,125     2,194,062
    Pillowtex Corp. Sr. Sub. Notes
      10.00%, 11/15/06.................    1,950     2,096,250
                                                  ------------
                                                    10,743,124
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.9%
    Alvey Systems, Inc. Sr. Sub. Notes
      11.375%, 01/31/03................    1,750     1,903,125
    American Business Information, Inc.
      Sr. Sub. Notes 144A
      9.50%, 06/15/08..................    2,000     2,020,000
    PSINet, Inc. Sr. Notes Cl-B
      10.00%, 02/15/05.................    1,200     1,233,000
                                                  ------------
                                                     5,156,125
                                                  ------------
CONGLOMERATES -- 1.0%
    Eagle-Picher Industries, Inc. Sr.
      Sub. Notes 144A
      9.375%, 03/01/08.................    2,500     2,537,500
    Hermes Europe Railtel BV Sr. Notes
      11.50%, 08/15/07.................    2,875     3,234,375
                                                  ------------
                                                     5,771,875
                                                  ------------
CONSTRUCTION -- 0.7%
    American Architectural Co. Co.
      Guarantee Notes
      11.75%, 12/01/07.................    1,400     1,449,000

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Building Materials Corp. Sr. Notes
      Cl-B
      8.00%, 10/15/07..................  $ 2,250  $  2,272,500
                                                  ------------
                                                     3,721,500
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 5.4%
    American Safety Razor Co. Sr. Notes
      9.875%, 08/01/05.................    1,250     1,334,375
    Amscan Holdings, Inc. Sr. Sub.
      Notes
      9.875%, 12/15/07.................    1,000     1,015,000
    Cabot Safety Corp. Sr. Sub. Notes
      12.50%, 07/15/05.................    1,500     1,691,250
    Chattem, Inc. Sr. Sub. Notes 144A
      8.875%, 04/01/08.................    2,200     2,178,000
    Collins & Aikman Floor Coverings
      Corp. Sr. Sub. Notes
      10.00%, 01/15/07.................    1,400     1,477,000
    Collins & Aikman Products Corp. Sr.
      Sub. Notes
      11.50%, 04/15/06.................    3,750     4,195,312
    Diamond Brands Operating, Inc. Sr.
      Sub. Notes 144A
      10.125%, 04/15/08................      700       703,500
    Diamond Brands Operating, Inc.
      Debs. [STEP] 144A
      12.83%, 04/15/09.................    1,500       810,000
    Herff Jones, Inc. Sr. Sub. Notes
      11.00%, 08/15/05.................      550       602,250
    Glenoit Corp. Co. Guarantee Notes
      11.00%, 04/15/07.................    2,000     2,150,000
    NBTY, Inc. Sr. Sub. Notes Cl-B
      8.625%, 09/15/07.................    2,350     2,397,000
    Playtex Family Products Corp. Sr.
      Sub. Notes
      9.00%, 12/15/03..................    2,100     2,163,000
    Playtex Products, Inc. Notes Cl-B
      8.875%, 07/15/04.................      850       875,500
    Revlon Consumer Products Corp. Sr.
      Notes
      8.125%, 02/01/06.................    1,700     1,691,500
    Revlon Consumer Products Corp. Sr.
      Sub. Notes
      8.625%, 02/01/08.................    5,000     5,025,000
    Simmons Co. Sr. Sub. Notes
      10.75%, 04/15/06.................    1,250     1,343,750
    Westpoint Stevens, Inc. Sr. Sub.
      Debs.
      11.00%, 04/15/07.................    1,000       890,000
                                                  ------------
                                                    30,542,437
                                                  ------------
CONTAINERS & PACKAGING -- 1.8%
    Container Corp. of America Sr.
      Notes
      11.25%, 05/01/04.................      250       271,250
    Four M Corp. Sr. Notes
      12.00%, 06/01/06.................    1,300     1,397,500
    Owens-Illinois, Inc. Sr. Notes
      8.10%, 05/15/07..................    1,000     1,068,770
    Plastic Containers, Inc. Sr. Notes
      Cl-B
      10.00%, 12/15/06.................      450       486,000

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Stone Container Corp. Sr. Notes
      12.58%, 08/01/16 [VR]............  $ 1,550  $  1,736,000
      11.50%, 10/01/04.................    1,200     1,293,000
    Tekni-Plex, Inc. Co. Guarantee Sr.
      Sub. Notes Cl-B
      9.25%, 03/01/08..................    3,750     3,768,750
                                                  ------------
                                                    10,021,270
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Amphenol Corp. Sr. Sub. Notes
      9.875%, 05/15/07.................    2,000     2,115,000
    Electronic Retailing Systems, Inc.
      Sr. Disc. Notes [STEP]
      13.25%, 02/01/04.................      875       389,375
    Viasystems, Inc. Sr. Sub. Notes
      Cl-B
      9.75%, 06/01/07..................    1,625     1,600,625
                                                  ------------
                                                     4,105,000
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.8%
    AMF Group, Inc. Sr. Disc. Notes
      [STEP]
      10.188%, 03/15/06................    3,137     2,525,285
    Premier Parks, Inc. Sr. Disc. Notes
      [STEP]
      9.883%, 04/01/08.................    3,450     2,311,500
    Premier Parks, Inc. Sr. Notes
      9.25%, 04/01/06..................      875       906,719
      9.75%, 01/15/07..................      450       491,062
    Premier Parks, Inc. Sr. Notes Cl-A
      12.00%, 08/15/03.................    1,600     1,780,000
    Regal Cinemas, Inc. Sr. Sub. Notes
      144A
      9.50%, 06/01/08..................    3,500     3,552,500
    Six Flags Theme Parks Corp. Sr.
      Sub. Notes Cl-A [STEP]
      12.25%, 06/15/05.................    3,625     4,132,500
                                                  ------------
                                                    15,699,566
                                                  ------------
ENVIRONMENTAL SERVICES -- 1.2%
    Allied Waste Industries, Inc. Sr.
      Disc. Notes [STEP]
      9.981%, 06/01/07.................    5,150     3,798,125
    Allied Waste North America, Inc.
      Co. Guarantee Notes
      10.25%, 12/01/06.................    2,700     2,973,375
                                                  ------------
                                                     6,771,500
                                                  ------------
EQUIPMENT SERVICES -- 0.4%
    Coinmach Corp. Sr. Notes Cl-D
      11.75%, 11/15/05.................    1,981     2,218,720
                                                  ------------
FARMING & AGRICULTURE -- 0.5%
    Dimon, Inc. Sr. Notes
      8.875%, 06/01/06.................    1,950     1,950,000
    Purina Mills, Inc. Sr. Sub. Notes
      144A
      9.00%, 03/15/10..................      950       978,500
                                                  ------------
                                                     2,928,500
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
FINANCIAL-BANK & TRUST -- 1.4%
    First Nationwide Holdings, Inc. Sr.
      Sub. Notes
      9.125%, 01/15/03.................  $   525  $    547,312
      10.625%, 10/01/03................    6,375     7,187,812
                                                  ------------
                                                     7,735,124
                                                  ------------
FINANCIAL SERVICES -- 0.7%
    ContiFinancial Corp. Sr. Notes
      8.125%, 04/01/08.................    1,400     1,419,194
    PX Escrow Corp. Sr. Disc. Notes
      [STEP] 144A
      9.395%, 02/01/06.................    1,075       776,687
    Unifrax Investment Corp. Sr. Notes
      10.50%, 11/01/03.................    1,650     1,732,500
                                                  ------------
                                                     3,928,381
                                                  ------------
FOOD -- 4.2%
    Ameriserv Food Distributor, Inc.
      Co. Guarantee Sr. Sub. Notes
      8.875%, 10/15/06.................    1,200     1,212,000
      10.125%, 07/15/07................    3,300     3,411,375
    Aurora Foods, Inc. Sr. Sub. Notes
      144A
      8.75%, 07/01/08..................    1,250     1,275,000
    Aurora Foods, Inc. Sr. Sub. Notes
      Cl-B
      9.875%, 02/15/07.................    1,775     1,890,375
    Carr-Gottstein Foods Co. Sr. Sub.
      Notes
      12.00%, 11/15/05.................    1,025     1,148,000
    Curtice-Burns Foods, Inc. Sr. Sub.
      Notes
      12.25%, 02/01/05.................    1,100     1,210,000
    Di Giorgio Corp. Sr. Notes Cl-B
      10.00%, 06/15/07.................    1,350     1,346,625
    Eagle Family Foods, Inc. Sr. Sub.
      Notes 144A
      8.75%, 01/15/08..................    1,450     1,417,375
    International Home Foods, Inc. Sr.
      Sub. Notes
      10.375%, 11/01/06................    3,800     4,142,000
    Jitney-Jungle Stores, Inc. Sr. Sub.
      Notes
      10.375%, 09/15/07................    2,850     3,056,625
    Nebco Evans Holding Co. Sr. Disc.
      Notes [STEP]
      11.645%, 07/15/07................    1,250       868,750
    Stater Brothers Holdings, Inc. Sr.
      Sub. Notes
      9.00%, 07/01/04..................    1,125     1,158,750
    Van de Kamps, Inc. Sr. Sub. Notes
      12.00%, 09/15/05.................    1,450     1,660,250
                                                  ------------
                                                    23,797,125
                                                  ------------
FURNITURE -- 0.5%
    Sealy Mattress Co. Sr. Disc. Notes
      [STEP] 144A
      10.875%, 12/15/07................    1,000       655,000
    Sealy Mattress Co. Sr. Sub. Notes
      144A
      9.875%, 12/15/07.................      775       794,375

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Werner Holdings Co., Inc. Co.
      Guarantee Notes Cl-A
      10.00%, 11/15/07.................  $ 1,100  $  1,149,500
                                                  ------------
                                                     2,598,875
                                                  ------------
HEALTHCARE SERVICES -- 3.6%
    Alliance Imaging, Inc. Sr. Sub.
      Notes
      9.625%, 12/15/05.................    1,150     1,167,250
    Everest Healthcare Services, Inc.
      Sr. Sub. Notes 144A
      9.75%, 05/01/08..................    1,575     1,614,375
    Fisher Scientific International,
      Inc. Sr. Sub. Notes
      9.00%, 02/01/08..................    1,725     1,725,000
    Genesis Health Ventures, Inc. Sr.
      Sub. Notes
      9.75%, 06/15/05..................    1,250     1,290,625
    Hudson Respiratory Care, Inc. Sr.
      Sub. Notes 144A
      9.125%, 04/15/08.................      850       811,750
    Icon Fitness Corp. Sr. Disc. Notes
      Cl-B [STEP]
      14.00%, 11/15/06.................    1,100       335,500
    Icon Health & Fitness Corp. Sr.
      Sub. Notes Cl-B
      13.00%, 07/15/02.................    1,755     1,763,775
    Oxford Health Plans, Inc. Sr. Notes
      144A
      11.00%, 05/15/05.................      350       358,750
    Tenet Healthcare Corp. Sr. Sub.
      Notes
      8.00%, 01/15/05..................    4,200     4,325,034
      8.625%, 01/15/07.................    3,500     3,631,250
      8.125%, 12/01/08 144A............    3,000     3,030,000
                                                  ------------
                                                    20,053,309
                                                  ------------
HOTELS & MOTELS -- 0.2%
    Courtyard by Marriott Sr. Notes
      10.75%, 02/01/08.................    1,100     1,212,750
                                                  ------------
INDUSTRIAL PRODUCTS -- 2.1%
    Accuride Corp. Sr. Sub. Notes 144A
      9.25%, 02/01/08..................    1,500     1,507,500
    Continental Global Group, Inc. Sr.
      Notes Cl-B
      11.00%, 04/01/07.................    2,100     2,194,500
    Grove Worldwide, Inc. LLC Sr. Sub.
      Notes 144A
      9.25%, 05/01/08..................      775       771,125
    JTM Industries, Inc. Sr. Sub. Notes
      144A
      10.00%, 04/15/08.................    1,600     1,632,000
    MMI Products, Inc. Sr. Sub. Notes
      Cl-B
      11.25%, 04/15/07.................    1,600     1,760,000
    Wesco Distribution, Inc. Sr. Sub.
      Notes 144A
      10.75%, 06/01/08.................    3,050     3,034,750

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Wesco International, Inc. Sr. Disc.
      Notes [STEP] 144A
      11.15%, 06/01/08.................  $ 1,400  $    826,000
                                                  ------------
                                                    11,725,875
                                                  ------------
MACHINERY & EQUIPMENT -- 1.6%
    Anchor Lamina, Inc. Sr. Sub. Notes
      9.88%, 02/01/08..................    1,225     1,200,500
    Clark Materials Handling Corp. Co.
      Guarantee Sr. Sub. Notes
      10.75%, 11/15/06.................    2,625     2,795,625
    Columbus McKinnon Corp. Sr. Sub.
      Notes 144A
      8.50%, 04/01/08..................    1,050     1,042,125
    Fairfield Manufacturing Co. Sr.
      Sub. Notes
      11.375%, 07/01/01................      900       938,250
    Hawk Corp. Sr. Notes
      10.25%, 12/01/03.................      160       174,400
    Johnstown America Industries, Inc.
      Sr. Sub. Notes Cl-C
      11.75%, 08/15/05.................      700       778,750
    National Equipment Services Sr.
      Sub. Notes 144A
      10.00%, 11/30/04.................    1,275     1,294,125
    Ryder TRS, Inc. Sr. Sub. Notes
      11.50%, 08/01/06.................      672       776,160
                                                  ------------
                                                     8,999,935
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
    CONMED Corp. Co. Guarantee Sr. Sub.
      Notes
      9.00%, 03/15/08..................    1,200     1,200,000
    Dade International, Inc. Sr. Sub.
      Notes Cl-B
      11.125%, 05/01/06................    2,325     2,627,250
                                                  ------------
                                                     3,827,250
                                                  ------------
METALS & MINING -- 1.9%
    AEI Holding Co. Sr. Notes 144A
      10.00%, 11/15/07.................    1,400     1,403,500
    Anker Coal Group, Inc. Sr. Notes
      Cl-B
      9.75%, 10/01/07..................      450       411,750
    Euramax International PLC Sr. Sub.
      Notes
      11.25%, 10/01/06.................    1,375     1,491,875
    GS Technologies Operating Corp. Sr.
      Notes
      12.00%, 09/01/04.................      975     1,060,312
      12.25%, 10/01/05.................    1,525     1,692,750
    Neenah Corp. Sr. Sub. Notes Cl-B
      11.125%, 05/01/07................    1,375     1,505,625
    Royal Oak Mines, Inc. Sr. Sub.
      Notes
      11.00%, 08/15/06.................    1,150       983,250
    Ryerson Tull, Inc. Notes
      8.50%, 07/15/01..................    1,000     1,045,000
      9.125%, 07/15/06.................      900     1,003,500
                                                  ------------
                                                    10,597,562
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
OFFICE EQUIPMENT -- 0.4%
    United Stationers Supply Co. Sr.
      Sub. Notes
      12.75%, 05/01/05.................  $ 1,169  $  1,338,505
      8.375%, 04/15/08 144A............      800       804,000
                                                  ------------
                                                     2,142,505
                                                  ------------
OIL & GAS -- 4.1%
    Abraxas Petroleum Corp. Co.
      Guarantee Notes Cl-D
      11.50%, 11/01/04.................    1,525     1,578,375
    Chiles Offshore LLC Sr. Notes 144A
      10.00%, 05/01/08.................    1,875     1,818,750
    Dailey International, Inc. Co.
      Guarantee Notes Cl-B
      9.50%, 02/15/08..................    3,700     3,644,500
    DI Industries, Inc. Sr. Notes
      8.875%, 07/01/07.................    1,525     1,479,250
    Forcenergy, Inc. Sr. Sub. Notes
      9.50%, 11/01/06..................    2,650     2,676,500
      8.50%, 02/15/07..................    1,450     1,377,500
    Houston Exploration Co. Sr. Sub.
      Notes Cl-B
      8.625%, 01/01/08.................    1,000     1,000,000
    KCS Energy, Inc. Sr. Sub. Notes
      8.875%, 01/15/08.................    1,200     1,146,000
    Nuevo Energy Co. Sr. Sub. Notes
      144A
      8.875%, 06/01/08.................      625       635,937
    Ocean Energy, Inc. Sr. Sub. Notes
      10.375%, 10/15/05................    1,775     1,961,375
    Pacalta Resource Ltd. Sr. Notes
      Cl-B
      10.75%, 06/15/04.................    1,050     1,050,000
    Pride Petroleum Services, Inc. Sr.
      Notes
      9.375%, 05/01/07.................    2,500     2,643,750
    Universal Compression Holdings,
      Inc. Sr. Disc. Notes [STEP] 144A
      11.375%, 02/15/09................      350       215,250
      9.739%, 02/15/08.................    3,175     2,016,125
                                                  ------------
                                                    23,243,312
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
    S.D. Warren Co. Sr. Sub. Notes
      12.00%, 12/15/04.................    1,300     1,446,250
                                                  ------------
PRINTING & PUBLISHING -- 1.9%
    Affiliated Newspaper Investments,
      Inc. Sr. Disc. Notes [STEP]
      12.733%, 07/01/06................    2,200     2,145,000
    Garden State Newspapers, Inc.
      Sr. Sub. Notes
      12.00%, 07/01/04.................      200       223,000
    Garden State Newspapers, Inc. Sr.
      Sub. Notes Cl-B
      8.75%, 10/01/09..................    2,575     2,626,500
    Hollinger International Publishing
      Co. Guarantee Notes
      9.25%, 02/01/06..................      800       840,000

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Hollinger International Publishing
      Co. Guarantee Sr. Sub. Notes
      9.25%, 03/15/07..................  $ 1,950  $  2,047,500
    K-III Communications Corp. Sr.
      Notes
      8.50%, 02/01/06..................    1,000     1,027,450
    Ziff-Davis, Inc. Sr. Sub. Notes
      8.50%, 05/01/08..................    1,575     1,598,625
                                                  ------------
                                                    10,508,075
                                                  ------------
REAL ESTATE -- 0.3%
    Trizec Finance Ltd. Sr. Notes
      10.875%, 10/15/05................    1,457     1,646,410
                                                  ------------
RETAIL & MERCHANDISING -- 0.4%
    Community Distributors, Inc. Co.
      Guarantee Notes Cl-B
      10.25%, 10/15/04.................    1,000     1,015,000
    Leslie's Poolmart, Inc. Sr. Notes
      10.375%, 07/15/04................      950     1,002,250
                                                  ------------
                                                     2,017,250
                                                  ------------
SEMICONDUCTORS -- 0.2%
    Fairchild Semiconductor Corp. Sr.
      Sub. Notes
      10.125%, 03/15/07................      800       820,000
                                                  ------------
TELECOMMUNICATIONS -- 30.2%
    American Cellular Corp. Sr. Notes
      144A
      10.50%, 05/15/08.................    3,150     3,157,875
    Arch Communications Group, Inc. Sr.
      Disc. Notes [STEP]
      14.416%, 03/15/08................    1,200       672,000
    Arch Communications, Inc. Sr. Notes
      144A
      12.75%, 07/01/07.................    1,400     1,421,000
    Call-Net Enterprises, Inc. Sr.
      Disc. Notes [STEP]
      8.522%, 08/15/07.................    4,100     2,890,500
    Charter Communications Southeast
      Holdings Capital Corp. Disc.
      Notes Cl-B [STEP]
      10.733%, 03/15/07................      900       742,500
    Charter Communications Southeast
      Holdings Capital Corp. Sr. Notes
      Cl-B
      11.25%, 03/15/06.................    1,150     1,282,250
    Comcast Cellular Holdings Corp. Sr.
      Notes Cl-B
      9.50%, 05/01/07..................    1,975     2,073,750
    Comcast Corp. Sr. Sub. Debs.
      9.375%, 05/15/05.................    2,500     2,681,250
    Comcast U.K. Cable Corp. Debs.
      [STEP]
      10.997%, 11/15/07................    2,900     2,436,000
    CSC Holdings, Inc. Sr. Notes
      7.875%, 12/15/07.................    1,700     1,802,000
    CSC Holdings, Inc. Sr. Sub. Debs.
      9.875%, 02/15/13.................      500       553,750

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    CSC Holdings, Inc. Sr. Sub Notes
      9.25%, 11/01/05..................  $ 3,925  $  4,219,375
      9.875%, 05/15/06.................      300       330,000
    Diamond Cable Communications PLC
      Sr. Disc. Notes [STEP]
      10.751%, 12/15/05................    4,000     3,330,000
    Diamond Holdings PLC Sr. Notes
      9.125%, 02/01/08.................    1,875     1,968,750
    e.spire Communications, Inc. Sr.
      Disc. Notes [STEP]
      10.856%, 11/01/05................      600       489,000
      13.748%, 04/01/06................    1,400     1,085,000
    e.spire Communications, Inc. Sr.
      Notes
      13.75%, 07/15/07.................      875     1,004,062
    Esprit Telecom Group PLC Sr. Notes
      11.50%, 12/15/07.................      750       775,313
    HighwayMaster Communications, Inc.
      Sr. Notes Cl-B
      13.75%, 09/15/05.................    1,050       787,500
    ICG Services, Inc. Sr. Disc. Notes
      [STEP] 144A
      9.875%, 05/01/08.................      850       497,250
    Intelcom Group (U.S.A.), Inc. Notes
      [STEP]
      10.013%, 05/01/06................    3,000     2,358,750
    Intermedia Communications of
      Florida, Inc. Sr. Disc. Notes
      [STEP]
      10.749%, 05/15/06................    4,850     4,001,250
    Intermedia Communications, Inc. Sr.
      Disc. Notes Cl-B [STEP]
      7.758%, 07/15/07.................    2,325     1,708,875
    Intermedia Communications, Inc. Sr.
      Notes 144A
      8.60%, 06/01/08..................    1,900     1,933,250
    Intermedia Communications, Inc. Sr.
      Notes Cl-B
      8.875%, 11/01/07.................    1,000     1,025,000
    International CableTel, Inc. Sr.
      Notes Cl-B [STEP]
      10.408%, 02/01/06................    5,100     4,207,500
      10.153%, 04/15/05................    1,050       929,250
    IXC Communications, Inc. Sr. Sub.
      Notes 144A
      9.00%, 04/15/08..................    1,450     1,460,875
    Lenfest Communications, Inc. Sr.
      Notes
      8.375%, 11/01/05.................    2,150     2,295,125
    Lenfest Communications, Inc. Sr.
      Sub. Notes 144A
      8.25%, 02/15/08..................    1,775     1,850,438
    Level 3 Communications, Inc. Sr.
      Notes 144A
      9.125%, 05/01/08.................    9,500     9,310,000
    McLeodUSA, Inc. Sr. Disc. Notes
      [STEP]
      9.976%, 03/01/07.................    3,625     2,718,750
    McLeodUSA, Inc. Sr. Notes
      9.25%, 07/15/07..................    1,300     1,355,250
      8.375%, 03/15/08.................    1,250     1,253,125

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    MetroNet Communications Corp. Sr.
      Disc. Notes [STEP]
      9.895%, 06/15/08 144A............  $ 4,550  $  2,838,063
      10.299%, 11/01/07................    1,925     1,282,531
    MetroNet Communications Corp. Sr.
      Notes
      12.00%, 08/15/07.................    1,525     1,723,250
    Millicom International Cellular,
      Inc. SA Sr. Disc. Notes [STEP]
      11.01%, 06/01/06.................    4,275     3,323,813
    Nextel Communications, Inc. Sr.
      Disc. Notes [STEP]
      9.859%, 02/15/08 144A............    8,200     5,319,750
      10.053%, 09/15/07................    3,375     2,303,438
    Nextel International, Inc. Sr.
      Disc. Notes [STEP] 144A
      12.125%, 04/15/08................    1,750     1,028,125
    NEXTLINK Communications, Inc. Sr.
      Disc. Notes [STEP] 144A
      9.45%, 04/15/08..................    2,000     1,235,000
    NEXTLINK Communications, Inc. Sr.
      Notes
      9.625%, 10/01/07.................    1,250     1,281,250
      9.00%, 03/15/08 144A.............    1,575     1,575,000
    NTL, Inc. Sr. Notes [STEP] 144A
      9.602%, 04/01/08.................    5,525     3,618,875
    Paging Network, Inc. Sr. Sub. Notes
      10.00%, 10/15/08.................    5,100     5,323,125
    Pathnet, Inc. Units 144A
      12.25%, 04/15/08.................    2,350     2,502,750
    Pegasus Communications Corp. Sr.
      Notes Cl-B
      9.625%, 10/15/05.................    2,125     2,199,375
    Pegasus Media & Communications,
      Inc. Notes
      12.50%, 07/01/05.................      975     1,106,625
    Qwest Communications International,
      Inc. Sr. Disc. Notes [STEP]
      8.29%, 02/01/08 144A.............    2,250     1,631,250
      8.591%, 10/15/07.................    3,100     2,328,875
    Qwest Communications International,
      Inc. Sr. Notes Cl-B
      10.875%, 04/01/07................    1,750     2,021,250
    Rogers Cablesystems of America,
      Inc. Sr. Notes
      10.00%, 12/01/07.................    1,350     1,505,250
      11.00%, 12/01/15.................      750       866,250
    Rogers Cablesystems of America,
      Inc. Sr. Notes Cl-B
      10.00%, 03/15/05.................    2,500     2,787,500
    Rogers Cantel, Inc. Sr. Sub. Notes
      8.80%, 10/01/07..................    4,000     3,985,000
    Sitel Corp. Sr. Sub. Notes 144A
      9.25%, 03/15/06..................    2,800     2,730,000
    Sygnet Wireless, Inc. Sr. Notes
      11.50%, 10/01/06.................    1,425     1,567,500

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Telecommunications Techniques Co.
      Sr. Sub. Notes 144A
      9.75%, 05/15/08..................  $ 3,250  $  3,339,375
    Telesystem International Wireless,
      Inc. Sr. Disc. Notes C1-B [STEP]
      12.344%, 06/30/07................    5,125     3,395,313
    Telesystem International Wireless,
      Inc. Sr. Disc. Notes C1-C [STEP]
      10.50%, 11/01/07.................      800       478,000
    Telewest Communications PLC Debs.
      [STEP]
      10.457%, 10/01/07................    8,325     6,909,750
    Teligent, Inc. Sr. Disc. Notes
      [STEP] 144A
      11.70%, 03/01/08.................    1,000       550,000
    Teligent, Inc. Sr. Notes
      11.50%, 12/01/07.................    3,250     3,290,625
    Triton Communications LLC Sr. Disc.
      Notes [STEP] 144A
      11.00%, 05/01/08.................    4,525     2,567,938
    UIH Australia Pacific, Inc. Sr.
      Disc. Notes [STEP]
      12.854%, 05/15/06................    3,100     1,875,500
    United International Holdings, Inc.
      Sr. Disc. Notes Cl-B [STEP]
      10.75%, 02/15/08.................    4,300     2,687,500
    US Xchange LLC Sr. Notes 144A
      15.00%, 07/01/08.................    1,425     1,471,313
    USA Mobile Communications Holdings,
      Inc. Sr. Notes
      9.50%, 02/01/04..................    1,050       960,750
    Vanguard Cellular Systems, Inc.
      Debs.
      9.375%, 04/15/06.................    2,000     2,110,000
    Viacom, Inc. Sub. Debs.
      8.00%, 07/07/06..................   10,000    10,362,500
    Viatel, Inc. Units 144A
      11.473%, 04/15/08 [STEP].........      850       522,750
      11.25%, 04/15/08.................    2,525     2,663,875
                                                  ------------
                                                   169,875,597
                                                  ------------
TRANSPORTATION -- 2.8%
    Allied Holdings, Inc. Notes Cl-B
      8.625%, 10/01/07.................    1,400     1,414,000
    Ameritruck Distribution Corp. Sr.
      Sub. Notes
      12.25%, 11/15/05.................    1,950     1,140,750
    Chemical Leaman Corp. Sr. Notes
      10.375%, 06/15/05................    1,500     1,593,750
    Gearbulk Holding Ltd. Sr. Notes
      11.25%, 12/01/04.................    1,400     1,536,500
    Holt Group Sr. Notes 144A
      9.75%, 01/15/06..................    1,350     1,329,750
    Johnstown America Industries, Inc.
      Sr. Sub. Notes
      11.75%, 08/15/05.................      600       667,500
    Statia Terminals, Inc. First Mtge.
      Cl-A
      11.75%, 11/15/03.................    1,000     1,050,000

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Stena AB Sr. Notes
      10.50%, 12/15/05.................  $ 3,275  $  3,577,938
      8.75%, 06/15/07..................    2,175     2,191,313
      10.625%, 06/01/08................    1,250     1,273,438
                                                  ------------
                                                    15,774,939
                                                  ------------
UTILITIES -- 0.7%
    California Energy Co., Inc. Sr.
      Notes
      9.50%, 09/15/06..................    1,000     1,083,750
    El Paso Electric Co. First Mtge.
      Cl-E
      9.40%, 05/01/11..................    1,075     1,242,990
    International Utility Structures,
      Inc. Sr. Sub. Notes 144A
      10.75%, 02/01/08.................      725       743,125
    Niagara Mohawk Power Corp. Sr.
      Disc. Notes Cl-H [STEP]
      8.419%, 07/01/10.................    1,600     1,108,832
                                                  ------------
                                                     4,178,697
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $493,575,731)..................            503,650,388
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 0.7%
U.S. TREASURY NOTES
      5.75%, 08/15/03
      (COST $3,807,817)................    4,000     4,043,920
                                                  ------------

                                          SHARES
                                          ------
COMMON STOCK -- 0.1%
BROADCASTING -- 0.0%
    Sullivan Broadcasting Holdings
      Co.* ............................     2,400        72,000
                                                   ------------
CAPITAL GOODS -- 0.0%
    Australis Holdings Warrants*.......     1,000             0
                                                   ------------
CHEMICALS -- 0.0%
    Sterling Chemicals Holdings
      Warrants*........................     1,075        25,800
                                                   ------------
CLOTHING & APPAREL -- 0.0%
    Hosiery Corp. of America, Inc.* ...       400         2,000
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing, Inc. 144A ...       875         8,750
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.0%
    ICF Kaiser International, Inc.
      Warrants*........................     1,200           300
                                                   ------------
HEALTHCARE SERVICES -- 0.0%
    Icon Health & Fitness Warrants
      144A*............................       250         1,250
                                                   ------------
METALS & MINING -- 0.0%
    Bar Technologies, Inc. Warrants
      144A*............................       300        16,500
                                                   ------------
PRINTING & PUBLISHING -- 0.0%
    Affiliated Newspaper Investments,
      Inc.*............................     1,000       120,000
                                                   ------------
TELECOMMUNICATIONS -- 0.1%
    Cellular Communications
      International, Inc. Warrants*....     1,100        44,000
    HighwayMaster Communications, Inc.
      Warrants*........................     1,050         2,625

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES      VALUE
                                          ------      -----
    MetroNet Communications Corp.
      Warrants 144A*...................     1,525  $     72,628
    Pegasus Communications Corp.
      144A.............................     1,128        24,534
    Pegasus Communications Corp.
      Warrants*........................     1,500        49,500
    UIH Australia Warrants*............     3,100        15,888
    Wireless One, Inc. Warrants*.......     1,500             0
                                                   ------------
                                                        209,175
                                                   ------------
TOTAL COMMON STOCK
  (COST $28,237).......................                 455,775
                                                   ------------
PREFERRED STOCK -- 4.6%
BROADCASTING -- 1.8%
    American Radio Systems Corp. Cl-B
      11.375% [PIK]....................    18,357     2,184,483
    Capstar Broadcasting Corp. 12.00%
      [PIK]............................     7,335       865,554
    Chancellor Broadcasting Co.
      12.25% [PIK].....................     7,500     1,080,000
    Cumulus Media, Inc. Cl-A 13.75%....     1,250     1,278,125
    Echostar Communications Corp. Cl-B
      12.125% [PIK]....................       628       697,558
    SFX Broadcasting, Inc. Cl-E 12.625%
      [PIK]............................    16,106     1,912,588
    Sinclair Broadcast Group, Inc. Cl-A
      $11.625..........................    18,500     2,051,188
                                                   ------------
                                                     10,069,496
                                                   ------------
FINANCIAL SERVICES -- 0.2%
    California Federal Capital Corp.
      Cl-A 9.125% [PIK]................    30,000       828,750
                                                   ------------
FOOD -- 0.1%
    Nebco Evans Holding Co. 11.25%
      [PIK]............................     7,186       734,746
                                                   ------------
HEALTHCARE SERVICES -- 0.1%
    River Holding Corp. 11.50% [PIK]
      144A.............................     5,000       508,750
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    International Utility Structures,
      Inc. $13.00 [PIK] 144A...........       125       136,875
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Fairfield Manufacturing Co., Inc.
      $11.25...........................       650       705,250
                                                   ------------

                                          SHARES      VALUE
                                          ------      -----
PRINTING & PUBLISHING -- 1.0%
    Primedia, Inc. Cl-H $8.625.........    30,500  $  2,973,750
    Primedia, Inc. Cl-D $10.00.........    10,750     1,136,813
    Primedia, Inc. Cl-F $9.20..........    15,000     1,526,250
                                                   ------------
                                                      5,636,813
                                                   ------------
TELECOMMUNICATIONS -- 1.1%
    Bendek Communications Corp.
      11.50% [PIK] 144A................     1,600     1,616,000
    Nextel Communications, Inc.
      11.125% [PIK] 144A...............       771       797,985
    Nextel Communications, Inc.
      13.00% [PIK].....................       932     1,048,499
    Pegasus Communications Corp. Cl-A
      12.75% [PIK].....................     2,154     2,434,126
                                                   ------------
                                                      5,896,610
                                                   ------------
UTILITIES -- 0.2%
    El Paso Electric Co.
      11.40% [PIK].....................    12,188     1,346,774
                                                   ------------
TOTAL PREFERRED STOCK
  (COST $23,039,346)...................              25,864,064
                                                   ------------

                                           PAR
                                          (000)
                                         --------
REPURCHASE AGREEMENTS -- 3.3%
    Greenwich Capital Markets, Inc.,
      5.25% dated 06/30/98, maturing
      07/01/98, repurchase price
      $18,536,703 (Collateralized by
      U.S. Treasury Bonds, par value
      $11,812,000, market value
      $18,955,201 due 08/15/14)
      (COST $18,534,000)...............  $ 18,534    18,534,000
                                                   ------------
                                          SHARES
                                         --------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund.....   124,216       124,216
    Temporary Investment Fund..........   124,216       124,216
                                                   ------------
    (COST $248,432)....................                 248,432
                                                   ------------
TOTAL INVESTMENTS -- 98.4%
  (COST $539,233,563)..................             552,796,579
OTHER ASSETS LESS
  LIABILITIES -- 1.6%..................               8,972,677
                                                   ------------
NET ASSETS -- 100.0%...................            $561,769,256
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 19.7% of net assets.

See Notes to Financial Statements.

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 47.2%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. ...............    3,800   $    189,525
                                                   ------------
AEROSPACE -- 0.8%
    AlliedSignal, Inc. ................    8,200        363,875
    Boeing Co. ........................   11,768        524,411
    Litton Industries, Inc.* ..........    1,000         59,000
    Lockheed Martin Corp. .............    2,800        296,450
    Northrop Grumman Corp. ............    1,100        113,437
    Primex Technologies, Inc. .........      420         21,526
    Raytheon Co. Cl-A .................      535         30,830
    Raytheon Co. Cl-B .................    2,500        147,813
    Rockwell International Corp. ......    2,800        134,576
    United Technologies Corp. .........    3,600        333,000
                                                   ------------
                                                      2,024,918
                                                   ------------
AIRLINES -- 0.2%
    Alaska Air Group, Inc.* ...........    2,700        147,320
    AMR Corp.* ........................    3,800        316,350
    Delta Air Lines, Inc. .............      800        103,400
    Southwest Airlines Co. ............    2,500         74,063
                                                   ------------
                                                        641,133
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Chrysler Corp. ....................    5,800        326,976
    Ford Motor Co. ....................   14,500        855,500
    General Motors Corp. ..............    9,100        607,995
    Honda Motor Co. Ltd. [ADR] ........    4,800        342,900
                                                   ------------
                                                      2,133,371
                                                   ------------
AUTOMOTIVE PARTS -- 0.4%
    Arvin Industries, Inc. ............    1,300         47,207
    Eaton Corp. .......................      800         62,200
    Echlin, Inc. ......................    3,100        152,095
    Federal-Mogul Corp. ...............    1,000         67,500
    Genuine Parts Co. .................    5,750        198,735
    Goodyear Tire & Rubber Co. ........    2,400        154,650
    Mark IV Industries, Inc. ..........    2,100         45,413
    Superior Industries International,
      Inc. ............................      700         19,732
    TRW, Inc. .........................    3,400        185,725
                                                   ------------
                                                        933,257
                                                   ------------
BEVERAGES -- 1.4%
    Anheuser-Busch Companies, Inc. ....    5,400        254,813
    Cadbury Schweppes PLC [ADR] .......    3,473        214,024
    Coca-Cola Co. .....................   26,200      2,240,100
    Coca-Cola Enterprises, Inc. .......    6,900        270,825
    PepsiCo, Inc. .....................   17,300        712,544
                                                   ------------
                                                      3,692,306
                                                   ------------
BROADCASTING -- 0.3%
    CBS Corp. .........................    4,500        142,875
    Chris-Craft Industries, Inc.* .....    1,379         75,414
    Clear Channel Communications,
      Inc.* ...........................    2,200        240,075
    Gannett Co., Inc. .................    5,200        369,525
                                                   ------------
                                                        827,889
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
BUILDING MATERIALS -- 0.2%
    CalMat Co. ........................    1,700   $     37,400
    Clayton Homes, Inc. ...............    2,500         47,500
    Martin Marietta Materials Corp. ...    1,400         63,000
    Masco Corp. .......................    3,600        217,800
    Modine Manufacturing Co. ..........      900         31,162
    Vulcan Materials Co. ..............      900         96,019
                                                   ------------
                                                        492,881
                                                   ------------
BUSINESS SERVICES -- 0.2%
    Cognizant Corp. ...................    3,500        220,500
    Dun & Bradstreet Corp. ............    1,500         54,188
    Equifax, Inc. .....................    3,700        134,356
    Manpower, Inc. ....................    1,700         48,769
    Navigant International, Inc.* .....      215          1,834
    Olsten Corp. ......................    2,000         22,375
    Robert Half International,
      Inc.* ...........................    2,250        125,719
                                                   ------------
                                                        607,741
                                                   ------------
CHEMICALS -- 1.2%
    AKZO Nobel NV [ADR] ...............    1,000        110,875
    Cabot Corp. .......................    2,300         74,319
    Crompton & Knowles Corp. ..........    3,800         95,712
    Dexter Corp. ......................    1,500         47,719
    Dow Chemical Co. ..................    3,600        348,075
    Du Pont, (E.I.) de Nemours &
      Co. .............................   13,400        999,975
    FMC Corp.* ........................    1,600        109,100
    Great Lakes Chemical Corp. ........    2,500         98,594
    Hanna, (M.A.) Co. .................    2,100         38,456
    IMC Global, Inc. ..................    2,000         60,250
    Lubrizol Corp. ....................    2,200         66,550
    Monsanto Co. ......................    7,600        424,650
    Morton International, Inc. ........    4,500        112,500
    Olin Corp. ........................    2,100         87,544
    Pall Corp. ........................    5,400        110,700
    PPG Industries, Inc. ..............    2,800        194,775
    Rohm & Haas Co. ...................    1,600        166,300
    Schulman, (A.), Inc. ..............    2,000         39,125
    Solutia, Inc. .....................    1,160         33,277
    Witco Corp. .......................    3,100         90,675
                                                   ------------
                                                      3,309,171
                                                   ------------
CLOTHING & APPAREL -- 0.3%
    Cintas Corp. ......................    3,600        183,600
    Jones Apparel Group, Inc.* ........    5,200        190,125
    Nike, Inc. Cl-B ...................    4,000        194,750
    Springs Industries, Inc. Cl-A .....    2,000         92,250
    Unifi, Inc. .......................    2,500         85,625
                                                   ------------
                                                        746,350
                                                   ------------
COMPUTER HARDWARE -- 1.4%
    Bay Networks, Inc.* ...............    2,800         90,300
    Compaq Computer Corp. .............   18,068        512,679
    Dell Computer Corp.* ..............   10,400        965,250
    EMC Corp.* ........................    6,400        286,800
    Hewlett-Packard Co. ...............   10,800        646,650
    International Business Machines
      Corp. ...........................    9,900      1,136,644
    Quantum Corp.* ....................    2,900         60,175

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Seagate Technology, Inc.* .........    4,500   $    107,156
    Stratus Computer, Inc.* ...........    1,100         27,844
                                                   ------------
                                                      3,833,498
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 2.9%
    Adobe Systems, Inc. ...............      600         25,462
    America Online, Inc.* .............    4,600        487,600
    Automatic Data Processing, Inc. ...    4,000        291,500
    Aztec Technology Partners,
      Inc.* ...........................      430          3,279
    BMC Software, Inc.* ...............    4,800        249,300
    Cadence Design Systems, Inc.* .....    4,500        140,625
    Ceridian Corp.* ...................    2,600        152,750
    Cisco Systems, Inc.* ..............    9,750        897,609
    CompUSA, Inc.* ....................    2,400         43,350
    Computer Associates International,
      Inc. ............................    7,362        409,051
    Compuware Corp.* ..................    4,300        219,837
    DST Systems, Inc.* ................      900         50,400
    Electronic Arts, Inc.* ............    1,500         81,000
    First Data Corp. ..................    5,400        179,887
    Fiserv, Inc.* .....................    1,650         70,073
    Informix Corp.* ...................    2,900         22,928
    Microsoft Corp.* ..................   27,200      2,947,800
    Network Associates, Inc.* .........    1,950         93,356
    Novell, Inc.* .....................    9,500        121,125
    Oracle Corp.* .....................   12,850        315,628
    Parametric Technology Corp.* ......    5,000        135,625
    Paychex, Inc. .....................    5,400        219,712
    Policy Management Systems
      Corp.* ..........................      800         31,400
    Sterling Commerce, Inc.* ..........    2,200        106,700
    Storage Technology Corp.* .........    3,000        130,125
    Structural Dynamics Research
      Corp.* ..........................    1,300         30,062
    Sun Microsystems, Inc.* ...........    4,900        212,844
    Sungard Data Systems, Inc.* .......    2,100         80,587
                                                   ------------
                                                      7,749,615
                                                   ------------
CONGLOMERATES -- 0.7%
    Hanson PLC [ADR] ..................      337         10,215
    Minnesota Mining & Manufacturing
      Co. .............................    5,000        410,937
    Philip Morris Companies, Inc. .....   26,100      1,027,687
    Tomkins PLC [ADR] .................    6,000        137,250
    Tyco International Ltd. ...........    4,000        252,000
                                                   ------------
                                                      1,838,089
                                                   ------------
CONSTRUCTION -- 0.1%
    Armstrong World Industries,
      Inc. ............................      800         53,900
    Granite Construction, Inc. ........    1,100         33,687
    Jacobs Engineering Group, Inc.* ...    1,700         54,612
                                                   ------------
                                                        142,199
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.7%
    A.C. Nielsen Corp.* ...............    1,500         37,875
    Cendant Corp.* ....................   12,168        254,007
    Colgate-Palmolive Co. .............    4,000        352,000
    Corning, Inc. .....................    5,200        180,700
    Cross, (A.T.) Co. Cl-A ............    1,400         20,825
    Eastman Kodak Co. .................    3,300        241,106
    Fortune Brands, Inc. ..............    2,400         92,250
    Gallaher Group PLC [ADR] ..........    2,400         52,500

                                         SHARES       VALUE
                                         ------       -----
    Gillette Co. ......................   12,800   $    725,600
    Imperial Tobacco Group
      PLC [ADR] .......................      675          9,830
    International Flavors &
      Fragrances, Inc. ................    3,200        139,000
    Lancaster Colony Corp. ............    1,050         39,769
    National Presto Industries,
      Inc. ............................      800         31,150
    Ogden Corp. .......................    1,000         27,687
    Pittston Brink Group ..............    1,300         47,937
    Premark International, Inc. .......    1,800         58,050
    Procter & Gamble Co. ..............   15,200      1,384,150
    Shaw Industries, Inc. .............    2,000         35,250
    Sotheby's Holdings, Inc. Cl-A .....    1,500         33,562
    Stewart Enterprises, Inc. .........    2,200         58,575
    Unilever NV .......................    9,400        742,012
    Whitman Corp. .....................    2,500         57,344
                                                   ------------
                                                      4,621,179
                                                   ------------
CONTAINERS & PACKAGING -- 0.1%
    Bemis Co., Inc. ...................    2,700        110,362
    First Brands Corp. ................    1,000         25,625
    Owens-Illinois, Inc.* .............    3,700        165,575
    Sealed Air Corp.* .................    2,400         88,200
                                                   ------------
                                                        389,762
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
    AES Corp.* ........................    3,700        194,481
    Altera Corp.* .....................    4,300        127,119
    American Power Conversion
      Corp.* ..........................    2,700         81,000
    Analog Devices, Inc.* .............    7,533        185,029
    Applied Materials, Inc.* ..........    5,200        153,400
    Arrow Electronics, Inc.* ..........    2,500         54,375
    Diebold, Inc. .....................    2,700         77,962
    Emerson Electric Co. ..............    6,000        362,250
    General Electric Co. ..............   34,700      3,157,700
    Hitachi Ltd. [ADR] ................    2,400        154,800
    Honeywell, Inc. ...................    2,000        167,125
    Hubbell, Inc. Cl-B ................    2,000         83,250
    Linear Technology Corp. ...........    1,900        114,594
    Maxim Integrated Products,
      Inc.* ...........................    4,000        126,750
    Molex, Inc. .......................    4,375        109,375
    Royal Philips Electronics NV
      [ADR] ...........................    3,600        306,000
    SCI Systems, Inc.* ................    1,400         52,675
    Solectron Corp.* ..................    3,000        126,187
    Sundstrand Corp. ..................    2,200        125,950
    Symbol Technologies, Inc. .........    1,575         59,456
    Tandy Corp. .......................    1,200         63,675
    Teleflex, Inc. ....................    1,800         68,400
    Teradyne, Inc.* ...................    2,500         66,875
    Texas Instruments, Inc. ...........    3,900        227,419
    Varian Associates, Inc. ...........      700         27,300
                                                   ------------
                                                      6,273,147
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Brunswick Corp. ...................    2,000         49,500
    Callaway Golf Co. .................    2,200         43,312
    Circus Circus Enterprises,
      Inc.* ...........................    2,700         45,731
    Disney, (Walt) Co. ................    7,264        763,174
    Harley-Davidson, Inc. .............    3,800        147,250

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Mattel, Inc. ......................    2,800   $    118,475
    Mirage Resorts, Inc.* .............    3,800         80,987
    President Casinos, Inc.
      Warrants* .......................      883             44
    Time Warner, Inc. .................    6,900        589,519
    Viacom, Inc. Cl-B* ................    5,000        291,250
                                                   ------------
                                                      2,129,242
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.2%
    Browning-Ferris Industries,
      Inc. ............................    3,240        112,590
    Tetra Tech, Inc.* .................    1,500         36,375
    U.S. Filter Corp.* ................    2,300         64,544
    USA Waste Services, Inc.* .........    5,000        246,875
    Waste Management, Inc. ............    5,323        186,305
                                                   ------------
                                                        646,689
                                                   ------------
EQUIPMENT SERVICES -- 0.0%
    Agco Corp. ........................    2,100         43,181
                                                   ------------
FINANCIAL-BANK & TRUST -- 4.2%
    Australia and New Zealand Banking
      Group Ltd. [ADR] ................    3,600        123,075
    Banc One Corp. ....................    8,030        448,174
    Banco Bilbao Vizcaya [ADR] ........    9,000        459,000
    Banco Frances SA [ADR] ............    5,060        116,064
    BankAmerica Corp. .................    7,300        630,994
    BankBoston Corp. ..................    3,000        166,875
    Charter One Financial, Inc. .......    2,800         94,325
    Chase Manhattan Corp. .............    9,712        733,256
    Citicorp ..........................    5,200        776,100
    City National Corp. ...............    1,800         66,487
    Crestar Financial Corp. ...........    2,600        141,862
    Dime Bancorp, Inc. ................    2,600         77,837
    Fifth Third Bancorp ...............    4,725        297,675
    First Chicago NBD Corp. ...........    4,200        372,225
    First Security Corp. ..............    7,087        151,706
    First Tennessee National Corp. ....    5,400        170,437
    First Union Corp. .................   12,608        734,416
    Firstar Corp. .....................    3,100        117,800
    Fleet Financial Group, Inc. .......    3,600        300,600
    Golden West Financial Corp. .......      800         85,050
    Hibernia Corp. Cl-A ...............    3,100         62,581
    Huntington Bancshares, Inc. .......    3,600        120,600
    Keycorp ...........................    8,000        285,000
    Marshall & Ilsley Corp. ...........    2,000        102,125
    Mellon Bank Corp. .................    4,400        306,350
    Mercantile Bancorporation, Inc. ...    3,000        151,125
    Mercantile Bankshares Corp. .......    2,700         93,994
    Morgan, (J.P.) & Co., Inc. ........    2,600        304,525
    National City Corp. ...............    2,160        153,360
    NationsBank Corp. .................    9,600        734,400
    Northern Trust Corp. ..............    3,600        274,500
    Norwest Corp. .....................   10,800        403,650
    Pacific Century Financial Corp. ...    3,000         72,000
    PNC Bank Corp. ....................    5,520        297,045
    Regions Financial Corp. ...........    2,700        110,869
    Silicon Valley Bancshares* ........    1,400         49,831
    Southtrust Corp. ..................    4,500        195,750
    State Street Boston Corp. .........    2,900        201,550
    Summit Bancorp ....................    3,300        156,750

                                         SHARES       VALUE
                                         ------       -----
    TCF Financial Corp. ...............    2,100   $     61,950
    U.S. Bancorp ......................   13,659        587,337
    Union Planters Corp. ..............    1,200         70,575
    Wells Fargo & Co. .................    1,100        405,900
    Wilmington Trust Corp. ............      900         54,787
                                                   ------------
                                                     11,320,512
                                                   ------------
FINANCIAL SERVICES -- 1.9%
    AMBAC, Inc. .......................    1,600         93,600
    American Express Co. ..............    5,100        581,400
    Associates First Capital Corp.
      Cl-A ............................    3,564        273,982
    Bear Stearns Companies, Inc. ......    2,415        137,353
    Block, (H&R), Inc. ................    2,500        105,312
    Capital One Financial Corp. .......    1,400        173,862
    Comdisco, Inc. ....................    5,700        108,300
    Echelon International Corp.* ......      846         22,260
    Edwards, (A.G.), Inc. .............    2,250         96,047
    Fannie Mae ........................   12,100        735,075
    FINOVA Group, Inc. ................    2,000        113,250
    Franklin Resources, Inc. ..........    5,700        307,800
    Freddie Mac .......................    9,500        447,094
    Green Tree Financial Corp. ........    2,500        107,031
    Grupo Financiero Bancomer [ADR]
      144A* ...........................    1,400         10,325
    Household International, Inc. .....    4,800        238,800
    Merrill Lynch & Co., Inc. .........    3,100        285,975
    Morgan Stanley, Dean Witter &
      Co. .............................    5,485        501,192
    Paine Webber Group, Inc. ..........    3,600        154,350
    Schwab, (Charles) Corp. ...........    3,350        108,875
    SunAmerica, Inc. ..................    4,200        241,237
    Washington Mutual, Inc. ...........    3,750        162,891
                                                   ------------
                                                      5,006,011
                                                   ------------
FOOD -- 1.5%
    Albertson's, Inc. .................    4,200        217,612
    American Stores Co. ...............    2,800         67,725
    Archer-Daniels-Midland Co. ........    7,782        150,776
    Bestfoods, Inc. ...................    4,500        261,281
    Campbell Soup Co. .................    5,100        270,937
    ConAgra, Inc. .....................    6,800        215,475
    Dean Foods Corp. ..................      900         49,444
    Diageo PLC [ADR] ..................    4,147        199,834
    Dole Food Co. .....................    1,700         84,469
    Earthgrains Co. ...................      296         16,539
    General Mills, Inc. ...............    2,500        170,937
    Heinz, (H.J.) Co. .................    5,250        294,656
    Hershey Foods Corp. ...............    1,500        103,500
    IBP, Inc. .........................    2,400         43,500
    Interstate Bakeries Corp. .........    1,800         59,737
    Kellogg Co. .......................    5,800        217,862
    Kroger Co.* .......................    5,400        231,525
    McCormick & Co., Inc. .............  3,300 ..       117,872
    Ralston Purina Group ..............    2,100        245,306
    Safeway, Inc.* ....................    4,560        185,535
    Sara Lee Corp. ....................    6,200        346,812
    Smucker, (J.M.) Co. ...............    1,600         39,700
    Tyson Foods, Inc. .................    5,300        114,944
    Universal Corp. ...................    1,800         67,275

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Universal Foods Corp. .............    2,600   $     57,687
    Wrigley, (Wm., Jr.) Co. ...........    1,300        127,400
                                                   ------------
                                                      3,958,340
                                                   ------------
FURNITURE -- 0.0%
    Leggett & Platt, Inc. .............    4,800        120,000
                                                   ------------
HEALTHCARE SERVICES -- 0.6%
    Amgen, Inc.* ......................    3,800        248,425
    Apria Healthcare Group, Inc.* .....    2,000         13,375
    Columbia HCA Healthcare Corp. .....    9,096        264,921
    Concentra Managed Care, Inc.* .....    1,600         41,600
    Foundation Health Systems* ........    1,800         47,475
    Health Management Associates,
      Inc. Cl-A* ......................    3,500        117,031
    Healthsouth Corp.* ................    6,200        165,462
    Omnicare, Inc. ....................    2,800        106,750
    Oxford Health Plans, Inc.* ........    1,300         19,906
    PacifiCare Health Systems, Inc.
      Cl-A ............................      400         33,800
    PacifiCare Health Systems, Inc.
      Cl-B* ...........................    1,000         88,375
    Quorum Health Group, Inc.* ........    2,700         71,550
    Synopsis, Inc.* ...................    1,800         82,350
    Total Renal Care Holdings,
      Inc.* ...........................    2,000         69,000
    United Healthcare Corp. ...........    3,400        215,900
    Vencor, Inc. ......................    2,200         15,950
    Ventas, Inc. ......................    2,200         30,387
                                                   ------------
                                                      1,632,257
                                                   ------------
HOTELS & MOTELS -- 0.0%
    Starwood Hotels & Resorts
      [REIT] ..........................    2,664        128,704
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Harsco Corp. ......................    2,000         91,625
                                                   ------------
INSURANCE -- 2.0%
    Aetna, Inc. .......................    2,502        190,465
    AFLAC, Inc. .......................    6,300        190,969
    Allstate Corp. ....................    4,700        430,344
    American Financial Group, Inc. ....    1,700         73,631
    American General Corp. ............    4,300        306,106
    American International Group,
      Inc. ............................    7,550      1,102,300
    Chubb Corp. .......................    2,600        208,975
    CIGNA Corp. .......................    3,900        269,100
    Conseco, Inc. .....................    2,000         93,500
    General Re Corp. ..................    1,300        329,550
    HSB Group, Inc. ...................    1,650         88,275
    Lincoln National Corp. ............    1,100        100,512
    Loews Corp. .......................    2,100        182,962
    Progressive Corp. .................    1,400        197,400
    Provident Companies, Inc. .........    2,800         96,600
    Selective Insurance Group, Inc. ...    2,000         44,812
    Torchmark Corp. ...................    4,600        210,450
    Transatlantic Holdings, Inc. ......    1,050         81,178
    Travelers Group, Inc. .............   13,470        816,619
    UNUM Corp. ........................    4,200        233,100
                                                   ------------
                                                      5,246,848
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
LUMBER & WOOD PRODUCTS -- 0.0%
    Deltic Timber Corp. ...............      342   $      8,571
    Rayonier, Inc. ....................      700         32,200
                                                   ------------
                                                         40,771
                                                   ------------
MACHINERY & EQUIPMENT -- 0.7%
    Black & Decker Corp. ..............    2,700        164,700
    Caterpillar, Inc. .................    5,600        296,100
    Danaher Corp. .....................    3,600        132,075
    Deere & Co. .......................    4,000        211,500
    Evi, Inc.* ........................    1,520         56,430
    Federal Signal Corp. ..............    1,700         41,331
    Flowserve Corp. ...................    2,900         71,412
    Gencorp, Inc. .....................    2,800         70,700
    Illinois Tool Works, Inc. .........    4,200        280,087
    Ingersoll-Rand Co. ................    1,500         66,094
    Kennametal, Inc. ..................      500         20,875
    Precision Castparts Corp. .........      500         26,687
    Sequa Corp. Cl-A* .................      700         46,725
    Smith International, Inc.* ........    2,000         69,625
    Tecumseh Products Co. Cl-A ........    1,400         73,937
    Thermo Electron Corp.* ............    3,400        116,237
                                                   ------------
                                                      1,744,515
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Abbott Laboratories ...............   17,400        711,225
    Allegiance Corp. ..................    1,400         71,750
    Baxter International, Inc. ........    4,800        258,300
    Beckman Coulter, Inc. .............      500         29,125
    Becton Dickinson & Co. ............    3,400        263,925
    Boston Scientific Corp.* ..........    3,400        243,525
    Forest Laboratories, Inc.* ........    2,000         71,500
    Genzyme Tissue Repair* ............       63            413
    Guidant Corp. .....................    2,600        185,412
    Hillenbrand Industries, Inc. ......    1,500         90,000
    Johnson & Johnson Co. .............   14,300      1,054,625
    Medtronic, Inc. ...................    5,000        318,750
    Stryker Corp.* ....................    3,400        130,475
    Sybron International Corp.* .......    1,800         45,450
                                                   ------------
                                                      3,474,475
                                                   ------------
METALS & MINING -- 0.2%
    Aluminum Co. of America ...........    3,100        204,406
    Barrick Gold Corp. ................    8,000        153,500
    Brush Wellman, Inc. ...............    1,300         26,731
    Carpenter Technology Corp. ........    2,200        110,550
    Nucor Corp. .......................    1,600         73,600
    Placer Dome, Inc. .................    4,700         55,225
                                                   ------------
                                                        624,012
                                                   ------------
OFFICE EQUIPMENT -- 0.4%
    Herman Miller, Inc. ...............    2,000         48,625
    Ikon Office Solutions, Inc. .......    2,300         33,494
    Office Depot, Inc.* ...............    3,900        123,094
    Pitney Bowes, Inc. ................    4,900        235,812
    Standard Register Co. .............    1,700         60,137
    Staples, Inc.* ....................    5,850        169,284
    Viking Office Products, Inc.* .....    2,100         65,887

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Wallace Computer Service, Inc. ....    2,900   $     68,875
    Xerox Corp. .......................    3,900        396,337
                                                   ------------
                                                      1,201,545
                                                   ------------
OIL & GAS -- 3.8%
    Amerada Hess Corp. ................    4,700        255,269
    Amoco Corp. .......................    8,800        366,300
    Anadarko Petroleum Corp. ..........    1,300         87,344
    Apache Corp. ......................    1,600         50,400
    Atlantic Richfield Co. ............    4,000        312,500
    BJ Services Co.* ..................    8,200        238,312
    British Petroleum Co. PLC [ADR] ...    3,000        264,750
    Chevron Corp. .....................    7,400        614,662
    El Paso Natural Gas Co. ...........    2,800        107,100
    ENI Co. SPA [ADR] .................    3,700        240,500
    Ensco International, Inc. .........    4,200         72,975
    Exxon Corp. .......................   25,400      1,811,337
    Global Marine, Inc.* ..............    4,200         78,487
    Halliburton Co. ...................    4,300        191,619
    Helmerich & Payne, Inc. ...........    1,800         40,050
    Marketspan Corp. ..................    3,000         89,812
    MCN Energy Group, Inc. ............    2,400         59,700
    Mobil Corp. .......................    8,500        651,312
    Murphy Oil Corp. ..................    1,800         91,237
    Nabors Industries, Inc.* ..........    2,200         43,587
    National Fuel Gas Co. .............    1,600         69,700
    Noble Affiliates, Inc. ............    1,800         68,400
    Noble Drilling Corp.* .............    2,400         57,750
    Occidental Petroleum Corp. ........    6,600        178,200
    Phillips Petroleum Co. ............    4,000        192,750
    Ranger Oil Ltd.* ..................    5,400         39,487
    Repsol SA [ADR] ...................    3,000        165,000
    Royal Dutch Petroleum Co. .........   26,200      1,436,087
    Schlumberger Ltd. .................    5,600        382,550
    Shell Transport & Trading Co.
      [ADR] ...........................    6,000        254,250
    Societe Nationale Elf Aquitaine SA
      [ADR] ...........................    2,000        142,000
    Sonat, Inc. .......................    3,300        127,463
    Texaco, Inc. ......................    6,200        370,063
    Tidewater, Inc. ...................    2,700         89,100
    Tosco Corp. .......................    3,000         88,125
    Total SA [ADR] ....................    3,900        254,963
    Transocean Offshore, Inc. .........    2,000         89,000
    Ultramar Diamond Shamrock Corp. ...    1,800         56,813
    Union Pacific Resources Group,
      Inc. ............................    5,509         96,752
    Unocal Corp. ......................    3,600        128,700
    USX-Marathon Group.................    5,400        185,288
    Valero Energy Corp. ...............    2,900         96,425
    Washington Gas Light Co. ..........    2,200         58,850
                                                   ------------
                                                     10,294,969
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.4%
    Bowater, Inc. .....................      900         42,525
    Consolidated Papers, Inc. .........    2,300         62,675
    Fort James Corp. ..................    2,400        106,800
    Georgia Pacific Group .............    1,500         88,406
    Georgia Pacific Timber Group ......    1,500         34,594
    Glatfelter, (P.H.) Co. ............    2,600         41,113

                                         SHARES       VALUE
                                         ------       -----
    International Paper Co. ...........    5,000   $    215,000
    Kimberly-Clark Corp. ..............    7,000        321,125
    Sonoco Products....................    2,310         69,878
    Wausau-Mosinee Paper Corp. ........    1,900         43,463
    Weyerhaeuser Co. ..................    3,200        147,800
                                                   ------------
                                                      1,173,379
                                                   ------------
PERSONAL SERVICES -- 0.1%
    Service Corp. International .......    3,800        162,925
                                                   ------------
PHARMACEUTICALS -- 3.4%
    American Home Products Corp. ......   14,400        745,200
    Bergen Brunswig Corp. Cl-A ........    1,100         51,013
    Biogen, Inc.* .....................    1,600         78,400
    Bristol-Meyers Squibb Co. .........   11,100      1,275,806
    Cardinal Health, Inc. .............      900         84,375
    Carter-Wallace, Inc. ..............    3,900         70,444
    Centocor, Inc.* ...................    1,200         43,500
    Genzyme Corp.* ....................    2,100         53,681
    Glaxo Wellcome PLC [ADR] ..........    4,800        287,100
    Ivax Corp.* .......................    3,600         33,300
    Lilly, (Eli) & Co. ................   12,200        805,963
    McKesson Corp. ....................    2,600        211,250
    Merck & Co., Inc. .................   13,400      1,792,250
    Perrigo Co.* ......................    3,600         36,225
    Pfizer, Inc. ......................   14,500      1,575,969
    Pharmacia & Upjohn, Inc. ..........    6,400        295,200
    Scherer, (R.P.) Corp.* ............    1,000         88,625
    Schering-Plough Corp. .............    7,600        696,350
    Warner-Lambert Co. ................    9,900        686,813
    Watson Pharmaceuticals, Inc.* .....    3,000        140,063
                                                   ------------
                                                      9,051,527
                                                   ------------
PRINTING & PUBLISHING -- 0.3%
    Banta Corp. .......................    2,900         89,538
    Belo, (A.H.) Corp. Cl-A ...........    2,600         63,375
    Lexmark International Group,
      Inc. Cl-A* ......................    1,800        109,800
    McGraw-Hill Co., Inc. .............    2,900        236,531
    R.R. Donnelley & Sons Co. .........    1,300         59,475
    Washington Post Co. Cl-B ..........      200        115,200
    Workflow Management, Inc.* ........      286          2,305
                                                   ------------
                                                        676,224
                                                   ------------
RAILROADS -- 0.3%
    Burlington Northern Santa Fe
      Corp. ...........................    1,700        166,919
    Kansas City Southern Industries,
      Inc. ............................    5,400        267,975
    Norfolk Southern Corp. ............    6,000        178,875
    Union Pacific Corp. ...............    3,000        132,375
                                                   ------------
                                                        746,144
                                                   ------------
RESTAURANTS -- 0.3%
    Brinker International, Inc.* ......    7,300        140,525
    Cracker Barrel Old Country Store,
      Inc. ............................    2,700         85,725
    Darden Restaurants, Inc. ..........    6,500        103,188
    McDonald's Corp. ..................    4,800        331,200
    Outback Steakhouse, Inc.* .........    1,900         74,100
    Tricon Global Restaurants,
      Inc.* ...........................    1,480         46,898
                                                   ------------
                                                        781,636
                                                   ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
RETAIL & MERCHANDISING -- 2.3%
    Ann Taylor Stores Corp.* ..........    1,600   $     33,900
    Barnes & Noble, Inc.* .............    2,000         74,875
    Bed, Bath & Beyond, Inc.* .........    2,200        113,988
    Best Buy, Inc.* ...................    2,000         72,250
    BJ's Wholesale Club, Inc.* ........    2,000         81,250
    Circuit City Stores, Inc. .........    2,000         93,750
    Costco Companies, Inc.* ...........    3,900        245,944
    CVS Corp. .........................    4,000        155,750
    Dayton-Hudson Corp. ...............    7,400        358,900
    Dollar General Corp. ..............    2,812        111,250
    Family Dollar Stores, Inc. ........    2,600         48,100
    Fastenal Co. ......................    1,400         65,013
    Federated Department Stores,
      Inc.* ...........................    3,500        188,344
    Gap, Inc. .........................    4,350        268,069
    General Nutrition Companies,
      Inc.* ...........................    1,900         59,138
    Home Depot, Inc. ..................    9,000        747,563
    Kohls Corp.* ......................    5,600        290,500
    Lands' End, Inc.* .................    1,800         56,925
    May Department Stores Co. .........    3,900        255,450
    Meyer, (Fred), Inc.* ..............    3,000        127,500
    Micro Warehouse, Inc.* ............    1,500         23,250
    Nordstrom, Inc. ...................      800         61,800
    Payless Shoesource, Inc.* .........      672         49,518
    Penney, (J.C.) Co., Inc. ..........    3,500        253,094
    Rite Aid Corp. ....................    2,600         97,663
    School Specialty, Inc.* ...........      239          3,915
    Starbucks Corp.* ..................    1,700         90,844
    Tiffany & Co. .....................    1,200         57,600
    TJX Companies, Inc. ...............    5,600        135,100
    Toys 'R' Us, Inc.* ................    4,620        108,859
    U.S. Office Products Co. ..........      538         10,599
    Wal-Mart Stores, Inc. .............   25,900      1,573,425
    Walgreen Co. ......................    7,700        318,106
                                                   ------------
                                                      6,232,232
                                                   ------------
SEMICONDUCTORS -- 0.7%
    Atmel Corp.* ......................    2,700         36,788
    Intel Corp. .......................   17,400      1,289,775
    Motorola, Inc. ....................    6,100        320,631
    Xilinx, Inc.* .....................    4,100        139,400
                                                   ------------
                                                      1,786,594
                                                   ------------
TELECOMMUNICATIONS -- 4.9%
    360 Communications Co.* ...........    2,300         73,600
    ADC Telecommunications, Inc.* .....    3,400        124,206
    AirTouch Communications, Inc.* ....    6,000        350,625
    Aliant Communications, Inc. .......    1,800         49,388
    Ameritech Corp. ...................   13,100        587,863
    AT&T Corp. ........................   17,200        982,550
    Bell Atlantic Corp. ...............   17,314        789,951
    BellSouth Corp. ...................   10,500        704,813
    British Telecommunications PLC
      [ADR] ...........................    3,200        395,200
    Century Telephone Enterprises,
      Inc. ............................    4,200        192,675
    Cia de Telecomunicaciones de Chile
      SA [ADR] ........................    1,700         34,531
    Comcast Corp. Cl-A ................    7,000        284,156

                                         SHARES       VALUE
                                         ------       -----
    Ericsson, (L.M.) Telephone Co.
      [ADR] ...........................    9,600   $    274,800
    France Telecom SA [ADR] ...........    9,700        674,756
    GTE Corp. .........................   11,100        617,438
    Hong Kong Telecommunications Ltd.
      [ADR] ...........................    9,245        174,499
    Lucent Technologies, Inc. .........   15,252      1,268,776
    MCI Communications Corp. ..........    7,700        447,563
    MediaOne Group, Inc.* .............    8,000        351,500
    MetroNet Communications Corp.
      Warrants 144A* ..................      100          4,100
    Nextel Communications, Inc.
      Cl-A* ...........................    3,600         89,550
    Nokia Corp. Cl-A [ADR] ............    3,600        261,225
    Northern Telecom Ltd. .............    6,800        385,900
    SBC Communications, Inc. ..........   18,714        748,560
    Southern New England
      Telecommunications Corp. ........    2,400        157,200
    Sprint Corp. ......................    5,400        380,700
    TCA Cable TV, Inc. ................    1,600         96,000
    Tele-Communications, Inc. Cl-A* ...    5,700        219,094
    Telebras SA [ADR] .................    3,300        360,319
    Telefonica SA [ADR] ...............    1,600        222,500
    Telefonos de Mexico SA Cl-L
      [ADR] ...........................    1,800         86,513
    Telephone & Data Systems, Inc. ....    2,000         78,750
    Tellabs, Inc.* ....................    2,800        200,550
    U. S. West, Inc. ..................    6,418        301,646
    Vodafone Group PLC [ADR] ..........    3,200        403,400
    Williams Companies, Inc. ..........    6,398        215,933
    WorldCom, Inc.* ...................   10,900        527,969
                                                   ------------
                                                     13,118,799
                                                   ------------
TRANSPORTATION -- 0.1%
    Alexander & Baldwin, Inc. .........    1,800         52,425
    CNF Transportation, Inc. ..........      900         38,250
    CSX Corp. .........................    2,300        104,650
                                                   ------------
                                                        195,325
                                                   ------------
UTILITIES -- 1.7%
    Allegheny Energy, Inc. ............    3,000         90,375
    American Electric Power Co.,
      Inc. ............................    2,200         99,825
    American Water Works Co., Inc. ....    2,100         65,100
    Baltimore Gas & Electric Co. ......    1,000         31,063
    Calenergy, Inc.* ..................    2,400         72,150
    CMS Energy Corp. ..................    2,800        123,200
    Consolidated Edison, Inc. .........    2,600        119,763
    Duke Energy Corp. .................    5,300        314,025
    Edison International Co. ..........    7,800        230,588
    Empresa Nacional de Electridad SA
      [ADR] ...........................    2,000         28,500
    Endesa SA [ADR] ...................    7,600        164,350
    Energy East Corp. .................    3,400        141,525
    Enron Corp. .......................    4,400        237,875
    Entergy Corp. .....................    6,200        178,250
    FirstEnergy Corp. .................    2,000         61,500
    Florida Progress Corp. ............    2,500        102,813
    FPL Group, Inc. ...................    3,700        233,100
    Idaho Power Co. ...................    2,600         90,025

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Illinova Corp. ....................    2,700   $     81,000
    IPALCO Enterprises, Inc. ..........    2,400        106,650
    MidAmerican Energy Co. ............    3,800         82,175
    New Century Energies, Inc. ........    2,395        108,823
    New England Electric Systems ......    1,700         73,525
    Niagara Mohawk Power Corp.* .......   12,700        189,706
    NIPSCO Industries, Inc. ...........    4,600        128,800
    Oklahoma Gas & Electric Co. .......    2,200         59,400
    PG&E Corp. ........................    8,200        258,813
    Pinnacle West Capital Co. .........    1,500         67,500
    Potomac Electric Power Co. ........    3,200         80,200
    Public Service Co. of New
      Mexico ..........................    1,000         22,688
    SCANA Corp. .......................    3,000         89,438
    Southern Co. ......................   10,500        290,719
    Teco Energy, Inc. .................    3,500         93,844
    Texas Utilities Co. ...............    3,700        154,013
    Unicom Corp. ......................    4,200        147,263
    UtiliCorp United, Inc. ............    1,200         45,225
                                                   ------------
                                                      4,463,809
                                                   ------------
TOTAL COMMON STOCK
  (COST $81,261,474)...................             126,538,321
                                                   ------------
FOREIGN STOCK -- 9.1%
ADVERTISING -- 0.1%
    Asahi Tsushin -- (JPY) ............    9,000        183,197
                                                   ------------
AEROSPACE -- 0.0%
    Mitsubishi Heavy Industries Ltd. --
      (JPY) ...........................   22,000         83,064
                                                   ------------
AIRLINES -- 0.1%
    KLM Royal Dutch Airlines NV --
      (NLG) ...........................    3,000        121,816
    Singapore Airlines
      Ltd. -- (SGD) ...................    7,000         32,732
                                                   ------------
                                                        154,548
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    MAN AG -- (DEM)* ..................    1,000        388,913
                                                   ------------
AUTOMOTIVE PARTS -- 0.1%
    Bridgestone Corp. -- (JPY) ........   15,000        354,505
                                                   ------------
BEVERAGES -- 0.1%
    Lion Nathan Ltd. -- (NZD) .........   50,000        111,085
    Louis Vuitton Moet
      Hennessy -- (FRF) ...............      660        132,087
                                                   ------------
                                                        243,172
                                                   ------------
BUILDING MATERIALS -- 0.2%
    Blue Circle Industries
      PLC -- (GBP) ....................   26,513        149,742
    Holderbank Financiere Glarus AG --
      (CHF) ...........................      260        330,826
    Malayan Cement BHD -- (MYR) .......   51,250         16,682
                                                   ------------
                                                        497,250
                                                   ------------
CHEMICALS -- 0.5%
    AKZO Nobel NV -- (NLG) ............      400         88,919
    BASF AG -- (DEM)* .................    8,000        378,941
    Bayer AG -- (DEM) .................    7,600        391,993

                                         SHARES       VALUE
                                         ------       -----
    L'Air Liquide -- (FRF) ............    1,643   $    271,666
    Sumitomo Chemical Co. -- (JPY)* ...   26,000         80,182
                                                   ------------
                                                      1,211,701
                                                   ------------
CLOTHING & APPAREL -- 0.3%
    Benetton Group SPA -- (ITL) .......   96,600        200,531
    Christian Dior SA -- (FRF) ........    1,200        151,041
    Kuraray Co. Ltd. -- (JPY) .........   21,000        178,398
    Yue Yuen Industrial Holdings --
      (HKD) ...........................   95,000        169,805
                                                   ------------
                                                        699,775
                                                   ------------
CONGLOMERATES -- 0.2%
    Cycle & Carriage Ltd. -- (SGD) ....   15,000         36,579
    GKN PLC -- (UK) ...................   12,000        151,967
    Hutchison Whampoa Ltd. -- (HKD) ...   56,000        295,590
    Sime Darby BHD -- (MYR) ...........   50,000         34,479
    Tomkins PLC -- (GBP) ..............   12,000         65,122
    Valmet Corp. -- (FIM) .............    4,000         68,970
                                                   ------------
                                                        652,707
                                                   ------------
CONSTRUCTION -- 0.2%
    Compagnie Francaise d'Etudes et de
      Construction Technip -- (FRF) ...    3,300        403,356
    Matsushita Electric Works Ltd. --
      (JPY) ...........................   15,000        121,050
                                                   ------------
                                                        524,406
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    JUSCO Co. -- (JPY).................   11,000        201,715
    Kao Corp. -- (JPY).................   26,000        400,908
    Orkla ASA Cl-A -- (NOK)............    7,600        176,789
                                                   ------------
                                                        779,412
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    Johnson Electric
      Holdings -- (HKD) ...............   93,600        346,685
    Mitsubishi Electric
      Corp. -- (JPY) ..................   27,000         62,060
    Omron Corp. -- (JPY) ..............   24,000        366,610
    Sharp Corp. -- (JPY) ..............    9,000         72,890
    Siemans AG -- (DEM) ...............    3,700        225,071
    Sony Corp. -- (JPY) ...............    3,000        258,313
                                                   ------------
                                                      1,331,629
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.2%
    Abbey National PLC -- (GBP) .......   28,000        497,547
    ABN AMRO Holding NV -- (NLG) ......    8,000        187,197
    Banca Commerciale Italia NA --
      (ITL) ...........................   61,000        364,789
    Bank of Scotland -- (GBP) .........   20,208        226,242
    Bankgesellschaft Berlin
      AG -- (DEM) .....................   10,050        210,462
    Barclays PLC -- (GBP) .............   15,191        437,983
    DCB Holdings BHD -- (MYR) .........   33,000         13,447
    DCB Sakura -- (MYR) ...............    1,650            430
    Deutsche Bank AG -- (DEM) .........    2,800        237,104
    Developmental Bank of Singapore
      Ltd. -- (SGD) ...................    4,400         24,351
    Dresdner Bank AG -- (DEM) .........    4,500        242,572
    HSBC Holdings PLC -- (GBP) ........   18,000        456,802
    ING Groep NV -- (NLG) .............   10,153        664,815

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    KBC Bancassurance Holdings NV --
      (BEF) ...........................    5,300   $    474,308
    Oversea-Chinese Banking Corp.
      Ltd. -- (SGD) ...................    6,000         20,420
    Svenska Handlesbanken
      Cl-A -- (SEK) ...................    7,300        338,686
    Toronto Dominion Bank -- (CAD) ....    4,100        185,408
    UBS AG -- (CHF)* ..................    3,482      1,294,551
    Westpac Banking Corp.
      Ltd. -- (AUD) ...................   10,000         60,996
                                                   ------------
                                                      5,938,110
                                                   ------------
FINANCIAL SERVICES -- 0.5%
    Holding Di Partecipazioni
      Industriali SPA -- (ITL) ........   45,000         34,986
    Mediobanca -- (ITL)* ..............   27,200        345,059
    Societe Generale -- (FRF) .........    2,572        534,732
    Unidanmark AS Cl-A -- (DKK) .......    4,500        404,390
                                                   ------------
                                                      1,319,167
                                                   ------------
FOOD -- 0.6%
    Cadbury Schweppes PLC -- (GBP) ....    1,400         21,665
    CSM NV -- (NLG) ...................    2,400        115,268
    Danisco AS -- (DKK) ...............    4,000        268,721
    Eridania Beghin-Say SA -- (FRF) ...    1,800        397,451
    Huhtamaki Co. -- (FIM) ............    1,500         85,847
    Nestle SA -- (CHF) ................      380        813,207
                                                   ------------
                                                      1,702,159
                                                   ------------
INSURANCE -- 0.3%
    AXA SA -- (FRF) ...................    4,500        506,117
    CKAG Colonia Konzern AG --
      (DEM) ...........................    1,500        185,731
    Sumitomo Marine & Fire Insurance
      Co. -- (JPY)* ...................   30,000        167,741
                                                   ------------
                                                        859,589
                                                   ------------
MACHINERY & EQUIPMENT -- 0.2%
    ABB AG -- (CHF) ...................      160        236,285
    Sig Holding AG -- (CHF) ...........      280        227,978
                                                   ------------
                                                        464,263
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.3%
    Novartis AG -- (CHF) ..............      180        299,523
    Smith and Nephew PLC -- (GBP) .....   38,000         94,946
    Terumo Corp. -- (JPY) .............   26,000        412,148
                                                   ------------
                                                        806,617
                                                   ------------
METALS & MINING -- 0.1%
    Anglo American Platinum Corp.
      Ltd. -- (ZAR) ...................   12,000        131,409
    Rio Tinto Ltd. -- (AUD) ...........    6,000         71,337
    Lonrho Africa PLC -- (GBP) ........    9,698         11,893
    Lonrho PLC -- (GBP) ...............   14,498         68,213
                                                   ------------
                                                        282,852
                                                   ------------
OFFICE EQUIPMENT -- 0.1%
    Canon, Inc. -- (JPY) ..............    9,000        204,273
    Ricoh Co. Ltd. -- (JPY) ...........   13,000        136,852
                                                   ------------
                                                        341,125
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
OIL & GAS -- 0.1%
    Santos Ltd. -- (AUD) ..............   32,000   $     99,080
    Societe Nationale Elf Aquitaine
      SA -- (FRF) .....................    1,100        154,647
                                                   ------------
                                                        253,727
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.2%
    Bobst SA -- (CHF) .................      160        294,302
    Kimberly-Clark de Mexico SA Cl-A --
      (MXP) ...........................   10,000         35,333
    Svenska Cellulosa AB
      Cl-B -- (SEK) ...................    3,500         90,628
                                                   ------------
                                                        420,263
                                                   ------------
PHARMACEUTICALS -- 0.4%
    Altana AG -- (DEM) ................    2,100        159,970
    Astra AB Cl-B -- (SEK) ............   14,666        292,402
    Gehe AG -- (DEM) ..................    2,150        112,560
    Novartis AG -- (CHF) ..............      160        266,455
    Takeda Chemical
      Industries -- (JPY) .............   13,000        345,642
                                                   ------------
                                                      1,177,029
                                                   ------------
PRINTING & PUBLISHING -- 0.2%
    Dai Nippon Printing Co. Ltd. --
      (JPY) ...........................   12,000        191,519
    Elsevier NV -- (NLG) ..............   12,000        181,101
    Pearson PLC -- (GBP) ..............   11,600        212,514
                                                   ------------
                                                        585,134
                                                   ------------
REAL ESTATE -- 0.1%
    Cheung Kong Holdings Ltd. --
      (HKD) ...........................   38,000        186,847
    DBS Land Ltd. -- (SGD) ............   25,000         20,716
    Fastighets AB Balder -- (SEK)* ....    7,300          7,323
                                                   ------------
                                                        214,886
                                                   ------------
RETAIL & MERCHANDISING -- 0.3%
    Carrefour Supermarche
      SA -- (FRF) .....................      150         94,897
    Mauri Co. Ltd. -- (JPY) ...........    7,000        104,406
    Pinault-Printemps Redoute SA --
      (FRF) ...........................      420        351,503
    Tesco PLC -- (GBP) ................   33,943        331,309
                                                   ------------
                                                        882,115
                                                   ------------
TELECOMMUNICATIONS -- 0.4%
    Nippon Telegraph & Telephone
      Corp. -- (JPY) ..................    2,800        232,013
    Telecom Corp. of New Zealand
      Ltd. -- (NZD) ...................   22,000         90,674
    Telecom Italia Mobile
      SPA -- (ITL) ....................   75,000        458,637
    Telecom Italia SPA -- (ITL) .......   41,666        306,714
    Telekom Malaysia BHD -- (MYR) .....   24,000         40,506
                                                   ------------
                                                      1,128,544
                                                   ------------
TRANSPORTATION -- 0.1%
    BAA PLC -- (GBP) ..................   17,775        191,885
                                                   ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
UTILITIES -- 0.3%
    Electrabel SA -- (BEF) ............      720   $    204,139
    Hong Kong Electric Holdings Ltd. --
      (HKD) ...........................   30,000         92,920
    Veba AG -- (DEM) ..................    6,500        442,929
                                                   ------------
                                                        739,988
                                                   ------------
TOTAL FOREIGN STOCK
  (COST $19,183,085)...................              24,411,732
                                                   ------------
                                           PAR
                                          (000)
                                         -------
CORPORATE OBLIGATIONS -- 16.1%
AEROSPACE -- 0.3%
    Boeing Co. Notes
      6.35%, 06/15/03..................  $   120        122,550
    Dyncorp, Inc. Sr. Sub. Notes
      9.50%, 03/01/07..................      300        309,000
    Raytheon Co. Notes
      6.50%, 07/15/05..................      350        355,688
                                                   ------------
                                                        787,238
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Trident Automotive PLC
      Sr. Sub. Notes 144A
      10.00%, 12/15/05.................      250        269,688
                                                   ------------
AUTOMOTIVE PARTS -- 0.2%
    Safelite Glass Corp. Sr. Sub. Notes
      144A
      9.875%, 12/15/06.................      250        265,000
    Federal Mogul Corp. Notes
      7.75%, 07/01/06..................      300        304,125
                                                   ------------
                                                        569,125
                                                   ------------
BEVERAGES -- 0.1%
    Anheuser-Busch Companies, Inc.
      Debs.
      7.00%, 12/01/25..................      150        153,937
                                                   ------------
BROADCASTING -- 0.2%
    TV Azteca SA de CV Sr. Notes Cl-B
      10.50%, 02/15/07.................      250        251,250
    Young Broadcasting Corp. Sr. Sub.
      Notes
      10.125%, 02/15/05................      150        162,375
                                                   ------------
                                                        413,625
                                                   ------------
BUILDING MATERIALS -- 0.2%
    American Standard, Inc. Debs.
      9.25%, 12/01/16..................       20         20,600
    Associated Materials, Inc. Notes
      9.25%, 03/01/08..................      350        360,500
    Koppers Industry, Inc. Co.
      Guarantee Notes
      9.875%, 12/01/07.................       75         78,000
                                                   ------------
                                                        459,100
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
BUSINESS SERVICES -- 0.3%
    APCOA, Inc. Sr. Sub. Notes 144A
      9.25%, 03/15/08..................  $   350   $    350,000
    Iron Mountain, Inc. Sr. Sub. Notes
      8.75%, 09/30/09..................      125        127,812
    Muzak, Inc. L.P. Notes
      10.00%, 10/01/03.................      225        234,281
                                                   ------------
                                                        712,093
                                                   ------------
CHEMICALS -- 0.3%
    American Pacific Corp. Sr. Notes
      144A
      9.25%, 03/01/05..................      300        310,500
    Furon Co. Sr. Sub. Notes 144A
      8.125%, 03/01/08.................      200        200,250
    Scotts Co. Sr. Sub. Notes
      9.875%, 08/01/04.................      100        107,500
    Sovereign Specialty Chemicals, Inc.
      Sr. Sub. Notes Cl-B
      9.50%, 08/01/07..................      250        261,562
                                                   ------------
                                                        879,812
                                                   ------------
CLOTHING & APPAREL -- 0.4%
    Delta Mills, Inc. Sr. Notes
      9.625%, 09/01/07.................      125        123,281
    Dyersburg Corp. Co. Guarantee Notes
      Cl-B
      9.75%, 09/01/07..................      300        300,750
    Synthetic Industries, Inc.
      Sr. Sub. Notes
      9.25%, 02/15/07..................      250        258,750
    Westpoint Stevens, Inc.
      Sr. Notes 144A
      7.875%, 06/15/08.................      350        350,000
                                                   ------------
                                                      1,032,781
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    American Business Information, Inc.
      Sr. Sub. Notes 144A
      9.50%, 06/15/08..................      100        100,500
    PSINet, Inc. Sr. Notes Cl-B
      10.00%, 02/15/05.................      150        153,750
    Verio, Inc. Sr. Notes 144A
      10.375%, 04/01/05................      150        154,125
                                                   ------------
                                                        408,375
                                                   ------------
CONSTRUCTION -- 0.1%
    Newport News Shipbuilding, Inc. Sr.
      Notes
      8.625%, 12/01/06.................      150        158,437
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.8%
    American Safety Razor Co. Sr. Notes
      9.875%, 08/01/05.................      150        161,813
    Bally Total Fitness Holding Corp.
      Sr. Sub. Notes Cl-B
      9.875%, 10/15/07.................      350        361,375
    Chattem, Inc. Notes
      12.75%, 06/15/04.................      350        395,500

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Diamond Triumph Autoglass, Inc.
      Sr. Notes 144A
      9.25%, 04/01/08..................  $   200   $    204,000
    Doane Products Co. Sr. Notes
      10.625%, 03/01/06................      150        162,000
    Herff Jones, Inc. Sr. Sub. Notes
      11.00%, 08/15/05.................      250        275,938
    Holmes Products Corp. Sr. Sub.
      Notes Series B
      9.875%, 11/15/07.................      250        258,750
    Protection One Alarm, Inc. Sr.
      Disc. Notes [STEP]
      13.625%, 06/30/05................      130        139,912
    Rural Metro Corp. Sr. Notes 144A
      7.875%, 03/15/08.................      225        217,125
                                                   ------------
                                                      2,176,413
                                                   ------------
CONTAINERS & PACKAGING -- 0.3%
    Amtrol, Inc. Sr. Sub. Notes
      10.625%, 12/31/06................       50         50,125
    Container Corp. of America Sr.
      Notes
      9.75%, 04/01/03..................      150        161,625
      11.25%, 05/01/04.................      100        109,000
    Plastic Containers, Inc. Sr. Notes
      Cl-B
      10.00%, 12/15/06.................      250        269,375
    U.S. Can Corp. Sr. Sub. Notes
      10.125%, 10/15/06................      150        158,812
                                                   ------------
                                                        748,937
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Ametek, Inc. Sr. Notes
      9.75%, 03/15/04..................      100        107,250
    Celestica International, Inc. Sr.
      Sub. Notes
      10.50%, 12/31/06.................      125        137,969
    DII Group, Inc. Sr. Sub. Notes
      8.50%, 09/15/07..................      150        149,250
    HCC Industries, Inc. Sr. Sub. Notes
      10.75%, 05/15/07.................      250        264,375
    Viasystems, Inc. Sr. Sub. Notes
      9.75%, 06/01/07..................      125        122,812
                                                   ------------
                                                        781,656
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.7%
    AMC Entertainment, Inc. Sr. Sub.
      Notes
      9.50%, 03/15/09..................      250        256,562
    Empress Entertainment, Inc. Sr.
      Sub. Notes 144A
      8.125%, 07/01/06.................      250        251,250
    Grand Casinos, Inc. First Mtge.
      10.125%, 12/01/03................      150        163,875
    Premier Parks, Inc. Sr. Disc. Notes
      [STEP]
      9.922%, 04/01/08.................      125         83,125
    Rio Hotel & Casino, Inc. Notes
      9.50%, 04/15/07..................      100        105,750
    Rio Hotel & Casino, Inc. Sr. Sub.
      Notes
      10.625%, 07/15/05................      150        163,500

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Six Flags Entertainment Corp.
      Sr. Notes
      8.875%, 04/01/06.................  $   175   $    178,938
    Six Flags Theme Parks Corp. Sr.
      Sub. Notes Cl-A [STEP]
      8.131%, 06/15/05.................      150        169,312
    Time Warner Entertainment Co. Debs.
      7.25%, 09/01/08..................      500        535,000
                                                   ------------
                                                      1,907,312
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.1%
    Allied Waste North America, Inc.
      Co. Guarantee Notes
      10.25%, 12/01/06.................      200        220,750
                                                   ------------
EQUIPMENT SERVICES -- 0.1%
    Coinmach Corp. Sr. Notes Cl-D
      11.75%, 11/15/05.................      125        139,688
                                                   ------------
FARMING & AGRICULTURE -- 0.1%
    Purina Mills, Inc. Sr. Sub. Notes
      144A
      9.00%, 03/15/10..................      325        334,750
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.2%
    Advanta Home Equity Loan Trust
      1993-1 Cl-A2
      5.95%, 05/25/09..................    2,281      2,243,326
    Airplanes Pass Through Trust
      10.875%, 03/15/19................      250        282,387
    Aristar, Inc. Sr. Notes
      8.875%, 08/15/98.................      200        200,522
      7.875%, 02/15/99.................      200        202,250
    Banesto Delaware Sub. Notes
      8.25%, 07/28/02..................       50         53,625
    Bank of Nova Scotia Sub. Notes
      6.25%, 09/15/08..................       50         49,937
    BankAmerica Corp. Sub. Notes
      6.85%, 03/01/03..................      150        155,063
    BankUnited Capital Trust Corp. Cl-B
      10.25%, 12/31/26.................      250        270,000
    CoreStates Home Equity Trust Corp.
      Cl-A
      6.65%, 05/15/09..................       53         52,855
    First Federal Financial, Inc. Notes
      11.75%, 10/01/04.................      125        136,250
    Freddie Mac Corp. Debs.
      5.97%, 03/02/01..................    1,500      1,500,240
    MBNA Corp. Sr. Medium Term Notes
      6.15%, 10/01/03..................      450        448,313
    NationsBank Texas Corp. Sr. Notes
      6.75%, 08/15/00..................      150        152,438
    Provident Bank Corp. Sub. Notes
      7.125%, 03/15/03.................      175        181,781
                                                   ------------
                                                      5,928,987
                                                   ------------
FINANCIAL SERVICES -- 2.4%
    Ahmanson, (H.F.) & Co. Sr. Notes
      9.875%, 11/15/99.................      100        104,563
    American Express Master Trust
      7.60%, 08/15/02..................      500        525,362

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Associates Corp. of North America
      Sr. Notes
      7.70%, 03/15/00..................  $    50   $     51,438
    Banque Paribas-NY Sub. Notes
      6.875%, 03/01/09.................    1,500      1,537,500
    Bay View Capital Corp. Sub. Notes
      9.125%, 08/15/07.................      150        154,500
    Chrysler Financial Corp. Notes
      8.46%, 01/19/00..................      200        207,500
    Ciesco L.P. Notes
      7.38%, 04/19/00..................      250        255,313
    Enhance Financial Services Group,
      Inc. Debs.
      6.75%, 03/01/03..................      300        307,125
    Intertek Finance PLC Sr. Sub. Notes
      Cl-B
      10.25%, 11/01/06.................      250        265,625
    Loomis Fargo & Co. Notes
      10.00%, 01/15/04.................      100        100,250
    Ocwen Capital Corp. Trust I Notes
      10.875%, 08/01/27................      200        218,500
    Ocwen Financial Corp. Notes
      11.875%, 10/01/03................      150        168,750
    Salomon Smith Barney Holding, Inc.
      Notes
      6.625%, 06/01/00.................      200        202,750
    Salomon, Inc. Sr. Notes
      6.75%, 02/15/03..................      500        508,125
    Simon Debartolo Group, Inc. L.P.
      Notes
      7.00%, 07/15/09..................      525        525,656
    USF&G Capital II Cl-B
      8.47%, 01/10/27..................      500        574,375
    Wells Fargo & Co. Sub. Notes
      6.25%, 04/15/08..................      700        698,250
                                                   ------------
                                                      6,405,582
                                                   ------------
FOOD -- 0.4%
    Archibald Candy Corp. Notes
      10.25%, 07/01/04.................      250        266,250
    Keebler Corp. Sr. Sub. Notes
      10.75%, 07/01/06.................      250        281,875
    Mrs. Fields Original Cookies, Inc.
      Notes
      10.125%, 12/01/04................      100         97,250
    Shoppers Food Warehouse Corp. Notes
      9.75%, 06/15/04..................      100        111,500
    Windy Hill Pet Food Co. Sr. Sub.
      Notes
      9.75%, 05/15/07..................      250        265,000
                                                   ------------
                                                      1,021,875
                                                   ------------
HEALTHCARE SERVICES -- 0.0%
    Quest Diagnostics, Inc. Sr. Sub.
      Notes
      10.75%, 12/15/06.................      125        139,687
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
HOTELS & MOTELS -- 0.1%
    Courtyard by Marriott Sr. Notes
      10.75%, 02/01/08.................  $   150   $    165,375
    Host Marriott Travel Plaza Corp.
      Sr. Notes Cl-B
      9.50%, 05/15/05..................      150        159,375
                                                   ------------
                                                        324,750
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.8%
    Eop Operating L.P. 144A
      6.75%, 02/15/08..................    1,000      1,012,500
    Fico Strip Coupon Notes [ZCB]
      13.226%, 04/06/03................    1,000        765,100
    MCMS, Inc. Sr. Sub. Notes 144A
      9.75%, 03/01/08..................      250        235,625
    MTS, Inc. Sr. Sub. Notes 144A
      9.375%, 05/01/05.................      100         98,875
    Paragon Corp. Holdings Sr. Notes
      144A
      9.625%, 04/01/08.................      175        161,000
                                                   ------------
                                                      2,273,100
                                                   ------------
INSURANCE -- 0.2%
    New York Life Insurance Co. Notes
      144A
      7.50%, 12/15/23..................      420        426,300
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Columbus McKinnon Corp. Sr. Sub.
      Notes 144A
      8.50%, 04/01/08..................      200        197,500
    Hawk Corp. Sr. Notes
      10.25%, 12/01/03.................      200        215,000
                                                   ------------
                                                        412,500
                                                   ------------
METALS & MINING -- 0.2%
    AEI Holding Co. Sr. Notes 144A
      10.00%, 11/15/07.................      350        346,500
    Freeport-McMoRan Resource Partners,
      Inc. L.P. Sr. Notes
      7.00%, 02/15/08..................      150        153,375
                                                   ------------
                                                        499,875
                                                   ------------
OIL & GAS -- 0.2%
    Ferrellgas L.P. Financial Corp. Sr.
      Notes
      10.00%, 08/01/01.................      100        105,625
    Flores & Rucks, Inc. Sr. Sub. Notes
      9.75%, 10/01/06..................       50         54,750
    Pride Petroleum Services, Inc. Sr.
      Notes
      9.375%, 05/01/07.................      250        264,062
    Tenneco, Inc. Notes
      8.20%, 11/15/99..................       55         56,581
      8.075, 10/01/02..................      150        160,125
                                                   ------------
                                                        641,143
                                                   ------------
PHARMACEUTICALS -- 0.0%
    Owens & Minor, Inc. Sr. Sub. Notes
      10.875%, 06/01/06................       75         81,938
                                                   ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
PRINTING & PUBLISHING -- 0.1%
    Sun Media Corp. Sr. Sub. Notes
      9.50%, 05/15/07..................  $   163   $    173,187
                                                   ------------
REAL ESTATE -- 0.1%
    HMC Acquisition Properties Sr.
      Notes Cl-B
      9.00%, 12/15/07..................      150        162,750
                                                   ------------
RESTAURANTS -- 0.0%
    McDonald's Corp. Notes
      6.625%, 09/01/05.................      100        104,000
                                                   ------------
RETAIL & MERCHANDISING -- 0.2%
    Meyer, (Fred), Inc. Sr. Notes
      7.45%, 03/01/08..................      250        251,563
    Specialty Retailers, Inc. Co.
      Guarantee Notes Cl-B
      8.50%, 07/15/05..................      250        258,125
    Wal-Mart Stores, Inc. Debs.
      7.25%, 06/01/13..................       85         93,925
                                                   ------------
                                                        603,613
                                                   ------------
SEMICONDUCTORS -- 0.1%
    Fairchild Semiconductor Corp. Sr.
      Sub. Notes
      10.125%, 03/15/07................      250        258,125
                                                   ------------
TELECOMMUNICATIONS -- 2.7%
    Comcast Cable Communication, Inc.
      Notes
      8.125%, 05/01/04.................      400        434,500
    Communication & Power Industries,
      Inc. Sr. Sub. Notes
      12.00%, 08/01/05.................      250        279,063
    Flag Ltd. Sr. Notes 144A
      8.25%, 01/30/08..................      200        202,250
    Frontiervision Sr. Sub. Notes
      11.00%, 10/15/06.................      150        166,500
    Fundy Cable Ltd., Inc. Sr. Notes
      11.00%, 11/15/05.................      250        275,000
    ICG Holding, Inc. [STEP]
      10.621%, 09/15/05................      250        213,750
    Intermedia Communications, Inc. Sr.
      Notes Cl-B
      8.50%, 01/15/08..................      350        350,875
    International Wire Group, Inc.
      Notes Cl-B
      11.75%, 06/01/05.................      350        385,875
    IXC Communications, Inc. Sr. Sub.
      Notes 144A
      9.00%, 04/15/08..................      125        125,000
    L-3 Communications Corp. Sr. Sub.
      Notes Cl-B
      10.375%, 05/01/07................      175        193,812
    Lucent Technologies, Inc. Notes
      6.90%, 07/15/01..................      500        514,375
    Marcus Cable Operating Co. Sr.
      Disc. Notes [STEP]
      11.302%, 08/01/04................      250        243,125

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Metronet Communications Corp. Sr.
      Notes
      12.00%, 08/15/07.................  $   100   $    116,000
    Microcell Telecommunications, Inc.
      Notes [STEP]
      11.144%, 06/01/06................      125         92,969
    Nextel Communications, Inc. Sr.
      Disc. Notes [STEP]
      10.098%, 10/31/07................      500        326,250
    NEXTLINK Communications, Inc. Sr.
      Notes
      12.50%, 04/15/06.................      125        145,000
    Pegasus Communications Corp. Sr.
      Notes Cl-B
      9.625%, 10/15/05.................      250        258,125
    Price Communications Sr. Notes 144A
      9.125%, 12/15/06.................      350        350,000
    Qwest Communications International,
      Inc. Sr. Disc. Notes [STEP]
      8.297%, 10/15/07.................      350        263,375
    Rogers Cablesystems of America,
      Inc. Sr. Notes Cl-B
      10.00%, 03/15/05.................      125        138,750
    Sitel Corp. Sr. Sub. Notes 144A
      9.25%, 03/15/06..................      100         97,000
    Sprint Spectrum L.P. Sr. Notes
      11.00%, 08/15/06.................      250        288,125
    United Telecommunications, Inc.
      Debs.
      9.75%, 04/01/00..................      250        265,313
    WorldCom, Inc. Sr. Notes
      7.75%, 04/01/07..................    1,500      1,629,375
                                                   ------------
                                                      7,354,407
                                                   ------------
TRANSPORTATION -- 0.3%
    Allied Holdings, Inc. Notes Cl-B
      8.625%, 10/01/07.................      250        256,250
    Coach USA, Inc. Notes Cl-B
      9.375%, 07/01/07.................      175        182,875
    Sea Containers Ltd. Sr. Sub. Notes
      12.50%, 12/01/04.................       70         79,013
    Stena AB Sr. Notes
      10.50%, 12/15/05.................      250        273,125
    Union Tank Car Co. Notes
      7.125%, 02/01/07.................      150        158,437
                                                   ------------
                                                        949,700
                                                   ------------
UTILITIES -- 1.2%
    Citizens Utilities Co. Debs.
      8.45%, 09/01/01..................      335        358,869
    Commonwealth Edison Co. Notes
      9.00%, 10/15/99..................      250        258,125
    Consumers Energy Co. First Mtge.
      6.625%, 10/01/98.................       50         50,000
    Energy Corp. of America Sr. Sub.
      Notes Cl-A
      9.50%, 05/15/07..................      250        246,875
    Entergy Louisiana, Inc. First Mtge.
      6.50%, 03/01/08..................    1,000      1,007,500

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Niagara Mohawk Power Corp. Sr.
      Disc. Notes Cl-H [STEP]
      8.539%, 07/01/10.................  $   400   $    278,000
    Niagara Mohawk Power Corp. Sr.
      Notes Cl-G
      7.75%, 10/01/08..................      150        154,125
    Northland Cable Television, Inc.
      Sr. Sub. Notes
      10.25%, 11/15/07.................      250        267,500
    Pacific Gas & Electric Co. First
      Mtge.
      6.75%, 12/01/00..................      200        201,000
    Public Service Electric & Gas First
      Mtge.
      7.00%, 09/01/24..................      300        301,125
    Southern California Co. Edison
      Notes
      6.50%, 06/01/01..................      100        101,500
                                                   ------------
                                                      3,224,619
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $42,242,758)...................              43,139,855
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.0%
      7.50%, 07/15/20..................        8          7,710
                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 6.2%
      6.00%, 10/15/23-05/15/26.........    2,629      2,570,731
      6.50%, 02/15/24-05/15/24.........    1,456      1,453,738
      7.00%, 09/15/23-02/15/27.........    7,882      8,019,418
      7.50%, 06/15/24-06/15/26.........    1,407      1,446,807
      8.00%, 05/15/16-06/15/26.........    1,014      1,049,980
      8.50%, 06/15/16-10/15/26.........    1,578      1,665,264
      9.00%, 07/15/16-05/15/17.........       78         83,431
      9.50%, 10/15/09-06/15/20.........       45         48,522
      10.00%, 11/15/09.................        9         10,274
      10.50%, 08/15/15.................        6          6,933
      11.50%, 06/15/10-11/15/15........      126        143,799
      12.00%, 09/15/13-01/15/14........        4          4,594
                                                   ------------
                                                     16,503,491
                                                   ------------
TENNESSEE VALLEY AUTHORITY NOTES -- 0.0%
      7.25%, 07/15/43..................       20         21,075
      6.875%, 12/15/43.................       40         40,850
                                                   ------------
                                                         61,925
                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $15,979,391)...................              16,573,126
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 17.0%
U.S. TREASURY BONDS -- 6.6%
      11.625%, 11/15/02................      100        123,284
      6.125%, 08/15/07.................    2,000      2,081,280
      7.125%, 02/15/23.................      240        283,867
      7.625%, 02/15/25.................      300        377,619

                                           PAR
                                          (000)       VALUE
                                          -----       -----
      6.875%, 08/15/25.................  $   300   $    347,427
      6.00%, 02/15/26..................      100        104,140
      6.75%, 08/15/26..................    9,325     10,673,861
      6.625%, 02/15/27.................    3,250      3,671,557
                                                   ------------
                                                     17,663,035
                                                   ------------
U.S. TREASURY NOTES -- 10.4%
      5.125%, 12/31/98.................       50         49,960
      6.375%, 05/15/99.................    1,950      1,964,002
      6.75%, 05/31/99..................      460        465,125
      6.00%, 06/30/99..................    3,500      3,517,395
      6.875%, 03/31/00.................      250        255,590
      6.25%, 05/31/00..................      100        101,323
      6.125%, 09/30/00.................      150        151,909
      5.625%, 11/30/00.................      275        275,627
      5.625%, 02/28/01.................    1,100      1,102,728
      5.625%, 05/15/01.................    4,500      4,516,784
      5.75%, 08/15/03..................      665        672,282
      7.50%, 02/15/05..................      250        276,685
      5.875%, 11/15/05.................      425        432,973
      5.625%, 02/15/06.................      500        501,960
      6.50%, 10/15/06..................    1,350      1,433,214
      6.25%, 02/15/07..................    2,000      2,094,740
      5.625%, 05/15/08.................   10,000     10,139,099
                                                   ------------
                                                     27,951,396
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $44,072,990)...................              45,614,431
                                                   ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 1.9%
AUSTRALIA -- 0.0%
    Australian Government
      9.50%, 08/15/03................        20          14,643
                                                   ------------
BELGIUM -- 0.0%
    Belgium Kingdom Government
      7.25%, 04/29/04................     1,550          47,108
                                                   ------------
CANADA -- 0.2%
    Canadian Government
      8.50%, 04/01/02................       380         285,748
      6.50%, 06/01/04................       110          79,332
      9.75%, 06/01/21................        10          10,508
                                                   ------------
                                                        375,588
                                                   ------------
DENMARK -- 0.0%
    Kingdom of Denmark
      7.00%, 12/15/04................       275          44,787
                                                   ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
FRANCE -- 0.3%
    French O.A.T
      8.50%, 11/25/02................     1,406    $    271,548
      8.25%, 02/27/04................       264          51,699
      5.50%, 04/25/07................     3,000         522,194
      8.50%, 04/25/23................        50          11,898
                                                   ------------
                                                        857,339
                                                   ------------
GERMANY -- 0.4%
    Deutscheland Republic
      8.50%, 08/21/00................       375         226,305
      8.375%, 05/21/01...............       410         252,628
      6.50%, 07/15/03................       110          66,499
      6.00%, 07/04/07................       838         505,103
                                                   ------------
                                                      1,050,535
                                                   ------------
ITALY -- 0.1%
    Italian Government
      11.50%, 03/01/03...............   275,000         197,793
      8.50%, 08/01/04................    45,000          30,111
                                                   ------------
                                                        227,904
                                                   ------------
JAPAN -- 0.6%
    European Investment Bank
      4.625%, 02/26/03...............    53,000         442,987
      3.00%, 09/20/06................   102,000         816,713
    International Bank Recovery & De-
      velopment Global Bonds
      6.75%, 03/15/00................    14,000         111,404
    Japanese Government
      4.50%, 06/20/03................    33,500         281,184
                                                   ------------
                                                      1,652,288
                                                   ------------
NETHERLANDS -- 0.0%
    Netherlands Government
      5.75%, 01/15/04................       115          59,868
                                                   ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
SPAIN -- 0.0%
    Spanish Government
      8.00%, 05/30/04................     6,400    $     48,806
                                                   ------------
UNITED KINGDOM -- 0.3%
    United Kingdom Treasury
      9.00%, 03/03/00................        85         145,900
      8.00%, 06/10/03................        91         162,320
      7.50%, 12/07/06................       164         300,741
                                                   ------------
                                                        608,961
                                                   ------------
TOTAL FOREIGN BONDS
  (COST $5,184,270)..................                 4,987,827
                                                   ------------

                                         PAR
                                        (000)
                                        -----
COMMERCIAL PAPER -- 1.8%
    Delaware Funding Corp.+
      5.55%, 09/01/98................     $ 407        403,047
    Du Pont, (E.I.) de Nemours & Co.+
      5.52%, 07/20/98................     4,155      4,142,895
    Toys 'R' Us, Inc.
      5.55%, 07/16/98................       422        421,024
                                                  ------------
    (COST $4,967,029)................                4,966,966
                                                  ------------

                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment Fund
    (COST $300,867)....................  300,867        300,867
                                                   ------------
TOTAL INVESTMENTS -- 99.3%
  (COST $213,179,873)..................             266,533,125
OTHER ASSETS LESS
  LIABILITIES -- 0.7%..................               1,775,684
                                                   ------------
NET ASSETS -- 100.0%...................            $268,308,809
                                                   ============

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 1.7% of net assets.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 2.3% of net assets.

See Notes to Financial Statements

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 47.5%
FEDERAL HOME LOAN MORTGAGE CORP. -- 10.1%
      6.00%, 04/01/28-06/01/28.........  $ 2,988   $  2,914,090
      8.25%, 08/01/17..................      465        483,622
      7.00%, 04/25/19 [IO].............      175         14,329
      6.50%, 07/14/28-08/13/28 [TBA]...   65,500     65,305,550
      7.68%, 02/01/24 [VR].............    1,563      1,614,976
                                                   ------------
                                                     70,332,567
                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 13.8%
      6.90%, 05/25/23..................      213        216,462
      7.50%, 04/01/24..................    3,233      3,319,681
      9.40%, 07/25/03..................      187        194,221
      6.25%, 05/25/08 [IO].............      236         65,519
      6.50%, 06/25/14 [IO].............      478          9,679
      6.00%, 07/20/13 [TBA]............   42,000     41,540,520
      6.50%, 08/13/28 [TBA]............   48,500     48,272,535
      6.22%, 10/01/27-06/01/28 [VR]....    2,681      2,699,382
      7.79%, 01/01/24 [VR].............      251        260,066
                                                   ------------
                                                     96,578,065
                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 20.7%
      6.50%, 09/15/23-12/15/25.........   22,940     22,873,150
      6.875%, 01/20/26-02/20/27........   39,298     40,177,998
      7.00%, 11/20/26-12/20/26.........   27,647     28,239,588
      7.50%, 12/20/23..................      362        370,179
      6.50%, 08/19/28 [TBA]............    8,420      8,396,340
      6.875%, 03/20/17-03/20/24 [VR]...   12,140     12,381,931
      7.00%, 08/20/23-12/20/25 [VR]....   27,179     27,722,504
      7.375%, 06/20/22-04/20/23 [VR]...    3,885      3,956,952
                                                   ------------
                                                    144,118,642
                                                   ------------
STUDENT LOAN MARKETING ASSOC. -- 2.9%
    Series 1998-2 Cl-A1 [VR]
      5.92%, 04/25/07..................   20,000     19,993,750
                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $328,041,805)..................             331,023,024
                                                   ------------
CORPORATE OBLIGATIONS -- 38.3%
AIRLINES -- 1.8%
    American Airlines, Inc. Notes
      10.19%, 05/26/15.................      250        331,270
    United Air Lines, Inc. Notes
      10.36%, 11/13/12.................    6,925      9,033,593
      10.36%, 11/27/12.................      500        651,845
      10.02%, 03/22/14.................    2,000      2,508,140
                                                   ------------
                                                     12,524,848
                                                   ------------
CHEMICALS -- 2.9%
    Imperial Chemical, Inc. Euro Medium
      Term Notes [FRN]
      5.75%, 12/05/98..................   10,000     10,013,050
    Indspec Chemical Corp. Sr. Sub.
      Notes Cl-B [STEP]
      9.74%, 12/01/03..................   10,000     10,275,000
                                                   ------------
                                                     20,288,050
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
CONGLOMERATES -- 1.7%
    Philip Morris Companies, Inc. Notes
      [VR]
      6.15%, 03/15/00..................  $11,600   $ 11,614,500
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.2%
    Time Warner, Inc. Notes
      7.98%, 08/15/04..................      262        283,943
      8.11%, 08/15/06..................      525        577,500
      8.18%, 08/15/07..................      525        584,063
                                                   ------------
                                                      1,445,506
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.9%
    Citicorp Medium Term Sr. Notes
      [FRN]
      6.09%, 11/30/00..................    6,000      6,042,720
    First of America Bank Notes
      6.00%, 10/01/99..................   13,750     13,750,000
                                                   ------------
                                                     19,792,720
                                                   ------------
FINANCIAL SERVICES -- 16.8%
    Avco Financial Services, Inc.
      Medium Term Notes
      5.75%, 01/23/01..................    7,850      7,810,750
    Beneficial Corp. Medium Term Notes
      Cl-H [FRN]
      5.81%, 01/09/02..................   10,000      9,985,698
    Chrysler Financial Corp. Notes
      [FRN]
      5.77%, 01/30/02..................   10,000      9,978,699
    Ford Motor Credit Co. Notes [FRN]
      5.83%, 09/03/01..................   10,000     10,004,550
    Goldman Sachs Group Notes
      [FRN] 144A
      5.91%, 11/24/00..................   20,000     20,015,400
    Lehman Brother Holdings Medium Term
      Notes Cl-E [FRN]
      5.90%, 01/18/00..................   10,000      9,986,800
    Merrill Lynch & Co. Notes [FRN]
      5.77%, 01/23/01..................    2,650      2,654,982
    New England Educational Loan
      Marketing Assoc. Medium Term
      Notes [FRN]
      5.86%, 06/11/01..................   10,000      9,991,800
    PNC Bank Corp. NA Notes [FRN]
      5.60%, 06/01/00..................   20,000     19,969,394
    Salomon, Inc. Notes [FRN]
      6.20%, 02/15/99..................    2,000      2,006,800
    Salomon, Inc. Sr. Notes [VR]
      5.80%, 08/04/98..................   15,000     15,003,150
                                                   ------------
                                                    117,408,023
                                                   ------------
FOOD -- 1.0%
    RJR Nabisco, Inc. Notes
      8.625%, 12/01/02.................    6,500      6,776,250
                                                   ------------
INSURANCE -- 0.7%
    Residential Reinsurance Notes
      [FRN] 144A
      9.85%, 09/01/98..................    5,000      4,984,375
                                                   ------------

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
PETROLEUM EXPLORATION & PRODUCTION -- 0.7%
    Connecticut Light & Power Co./
      West Massachusetts Electric Co.
      Notes 144A
      8.59%, 06/05/03..................  $ 5,000   $  5,005,000
                                                   ------------
RAILROADS -- 0.8%
    Union Pacific Co. Notes
      7.875%, 02/15/02.................    5,000      5,250,000
                                                   ------------
REAL ESTATE -- 0.7%
    Spieker Properties, Inc. LP Notes
      6.95%, 12/15/02..................    5,000      5,093,750
                                                   ------------
TELECOMMUNICATIONS -- 5.6%
    AT&T Capital Corp. Notes
      5.94%, 01/15/99 [VR].............   10,000      9,998,000
      6.05%, 04/01/99 [FRN] 144A.......   10,000     10,007,400
    TCI Communications, Inc. Sr. Notes
      [FRN]
      5.95%, 09/11/00..................   10,000     10,089,800
    WorldCom, Inc. Sr. Notes
      9.38%, 01/15/04..................    8,632      9,139,130
                                                   ------------
                                                     39,234,330
                                                   ------------
UTILITIES -- 2.5%
    Cleveland Electric
      Illuminating Co. Notes
      8.75%, 11/15/05..................      100        100,680
    CMS Energy Corp. Sr. Notes
      8.13%, 05/15/02..................    5,000      5,156,250
    Long Island Lighting Corp. Notes
      8.90%, 07/15/19..................    6,000      6,358,560
    Louisiana Power & Light Corp. Notes
      7.74%, 07/01/02..................    6,000      6,097,500
                                                   ------------
                                                     17,712,990
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $264,760,033)..................             267,130,342
                                                   ------------
COMMERCIAL PAPER -- 20.7%
    American Express Credit Corp.
      5.53%, 08/26/98..................   35,000     34,698,922
    Du Pont, (E.I.) de Nemours & Co.
      5.51%, 07/14/98..................    2,400      2,395,225
    General Electric Capital Corp.
      5.52%, 07/23/98..................   11,400     11,363,700
      5.53%, 09/18/98..................   14,000     13,827,956
    KFW International Financial Corp.
      5.50%, 07/01/98..................      800        800,000
      5.49%, 07/24/98..................    3,300      3,288,425
    National Rural Utility Corp.
      5.50%, 07/28/98..................    1,700      1,692,988
      5.51%, 08/20/98..................    1,800      1,786,225
      5.50%, 09/03/98..................    2,500      2,473,646
    New Center Asset Trust
      5.55%, 08/20/98..................    7,400      7,342,958
      5.54%, 08/27/98..................   14,800     14,675,794
    Oesterreichische Kontbk
      5.49%, 07/13/98..................    5,000      4,990,850
      5.50%, 09/22/98..................   10,000      9,859,444

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Procter & Gamble Co.
      5.51%, 08/06/98..................  $14,300   $ 14,221,207
    Coca-Cola Co.
      5.49%, 09/01/98..................   10,000      9,905,277
    Washington Post+
      5.53%, 08/12/98..................   11,100     11,028,387
                                                   ------------
    (COST $144,361,216)................             144,351,004
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.6%
    California Infrastructure SDG&E-1
      Mtge.
      5.97%, 12/25/00..................    6,677      6,676,699
    Citicorp Mtge. Securities, Inc.
      [VR]
      7.50%, 10/25/22..................      438        448,073
    Collateralized Mtge. Securities
      Corp. [VR]
      7.99%, 05/01/17..................      444        457,261
    Contimortgage Home Equity Loan
      Trust Cl-A2
      5.83%, 10/15/12..................   19,414     19,404,443
    Countrywide Adjustable Rate Mtge.
      [VR]
      7.77%, 03/25/24..................      399        411,945
      8.20%, 11/25/24..................      341        352,467
    MBNA Master Credit Card Trust Cl-A
      [VR]
      5.59%, 01/15/02..................   15,000     14,982,000
    Mortgage Capital Trust VI
      9.50%, 02/01/18..................      342        341,896
    Prudential Home Mtge. Securities
      6.50%, 01/25/00..................    5,102      5,095,338
    Prudential-Bache Trust
      8.40%, 03/20/21..................    2,802      2,909,987
    Resolution Trust Corp.
      8.00%, 09/25/21..................       49         49,142
    Rothschild, (L.F.) Mtge. Trust
      9.95%, 08/01/17..................    1,768      1,914,163
                                                   ------------
    (COST $52,734,375).................              53,043,414
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 0.7%
    U.S. Treasury Bills
      4.96%, 07/23/98#.................      105        104,698
      4.98%, 07/23/98#.................    1,715      1,710,067
      4.98%, 07/23/98#.................       65         64,813
      5.01%, 07/23/98#.................      885        882,455
      4.84%, 08/20/98..................      415        412,235
      5.02%, 08/20/98#.................      405        402,301
      5.06%. 08/20/98#.................      210        208,601
      4.99%, 10/15/98#.................      600        591,167
      5.02%, 10/15/98#.................      250        246,319
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $4,621,964)....................               4,622,656
                                                   ------------
SOVEREIGN ISSUES -- 3.9%
ARGENTINA -- 1.3%
    Republic of Argentina [BRB, FRB]
      6.63%, 03/31/05..................   10,450      9,235,189
                                                   ------------

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
BRAZIL -- 0.5%
    Republic of Brazil-IDU Cl-A [VR]
      6.88%, 01/01/01..................  $ 3,500   $  3,322,715
                                                   ------------
MEXICO -- 1.4%
    United Mexican States Sr. Notes
      [FRN]
      7.00%, 06/27/02..................   10,000      9,800,000
                                                   ------------
PHILIPPINES -- 0.7%
    Bangko Sentral Pilipinas
      8.60%, 06/15/27..................    6,000      5,197,500
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (COST $27,318,761)...................              27,555,404
                                                   ------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)
                                        ---------
FOREIGN BONDS -- 1.4%
CANADA -- 0.6%
    Canadian Government
      4.25%, 12/01/26.................      5,186      3,759,845
                                                    ------------
NEW ZEALAND -- 0.8%
    New Zealand Government
      10.00%, 03/15/02................     10,000      5,703,508
                                                    ------------
TOTAL FOREIGN BONDS
  (COST $9,639,772)...................                 9,463,353
                                                    ------------
                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
CERTIFICATES OF DEPOSIT -- 2.9%
    Bankers Trust Corp.
    5.90%, 07/07/98 (COST
    $19,999,937)......................    $20,000   $ 20,000,118
                                                    ------------

                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.6%
    Temporary Investment Cash Fund....  2,278,680     2,278,680
    Temporary Investment Fund.........  2,278,680     2,278,680
                                                   ------------
    (COST $4,557,360).................                4,557,360
                                                   ------------
TOTAL INVESTMENTS -- 123.6%
  (COST $856,035,223).................              861,746,675
                                                   ------------

                                       NOTIONAL
                                        AMOUNT
                                        (000)
                                       --------
WRITTEN CALL OPTIONS -- 0.0%
    30 Year U.S. Treasury Bond
      Futures, Strike Price 132,
      Expires 08/22/98
      (COST ($143,336))..............  $95,000          (14,844)
                                                  -------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (23.6%)............              (164,643,701)
                                                  -------------
NET ASSETS -- 100.0%.................             $ 697,088,130
                                                  =============

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1998:

                                            IN
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS      UNREALIZED
MONTH        TYPE          DELIVER         FOR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
08/98        Sell   CAD    5,236,000    $3,561,905   $3,565,567     $    3,662
                                        ==========   ==========     ==========

# Securities with an aggregate market value of $4,210,421 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1998:

                                                NOTIONAL     UNREALIZED
                              EXPIRATION         AMOUNT     APPRECIATION
DESCRIPTION                     MONTH            (000)     (DEPRECIATION)
-------------------------------------------------------------------------
U.S. Treasury 10 Year
 Note.......................    09/98           $71,300      $  (13,453)
U.S. Treasury 10 Year
 Note.......................    12/98            28,200         224,991
U.S. Treasury 30 Year
 Note.......................    09/98           158,800       1,668,523
LIBOR.......................    12/98      GBP   25,000        (301,589)
                                                             ----------
                                                             $1,578,472
                                                             ==========

Interest rate swap agreements outstanding at June 30, 1998:

                                                NOTIONAL     UNREALIZED
                              EXPIRATION         AMOUNT     APPRECIATION
        DESCRIPTION             MONTH            (000)     (DEPRECIATION)
-------------------------------------------------------------------------
Receive variable rate
 payments on the three month
 LIBOR-BBA floating rate and
 pay fixed rate payments on
 the then current U.S.
 Treasury 10 Year Notes with
 a spread of: 36.25.........    04/02           $  5,000     $  36,046
 36.50......................    04/02              7,500        53,348
 37.00......................    04/02              3,000        20,763
 37.00......................    05/02             10,000        69,209
 35.75......................    06/02              6,000        44,409
 36.50......................    06/02             12,000        85,357
Receive variable rate
 payments on the six month
 LIBOR-BBA floating rate and
 pay fixed rate payments on
 the then current Japanese
 10 Year Government Bonds
 with a spread of: 2.305....    04/02      JPY   377,000       (87,540)
 2.295......................    04/08      JPY   580,000      (130,957)
                                                             ---------
                                                             $  90,635
                                                             =========

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 1.6% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 5.7% of net assets.

See Notes to Financial Statements.

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 73.0%
AEROSPACE -- 2.4%
    AlliedSignal, Inc. ................  200,000   $  8,875,000
    General Motors Corp. Cl-H..........   20,000        942,500
    Lockheed Martin Corp. .............   20,000      2,117,500
    Northrop Grumman Corp. ............   55,000      5,671,875
                                                   ------------
                                                     17,606,875
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co. ....................  100,000      5,900,000
                                                   ------------
AUTOMOTIVE PARTS -- 0.3%
    Borg Warner Automotive, Inc. ......   50,000      2,403,125
                                                   ------------
BEVERAGES -- 1.6%
    Anheuser-Busch Companies, Inc. ....  140,000      6,606,250
    Coors, (Adolph) Co. Cl-B...........  150,000      5,100,000
                                                   ------------
                                                     11,706,250
                                                   ------------
CHEMICALS -- 2.0%
    Agrium, Inc. ......................  250,000      3,156,250
    Lawter International, Inc. ........  100,000      1,087,500
    Monsanto Co. ......................  134,000      7,487,250
    Olin Corp. ........................   80,000      3,335,000
                                                   ------------
                                                     15,066,000
                                                   ------------
COMPUTER HARDWARE -- 1.9%
    Hewlett-Packard Co. ...............   50,000      2,993,750
    International Business Machines
      Corp. ...........................  100,100     11,492,731
                                                   ------------
                                                     14,486,481
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 2.2%
    Ceridian Corp.*....................  150,000      8,812,500
    First Data Corp. ..................  220,000      7,328,750
                                                   ------------
                                                     16,141,250
                                                   ------------
CONGLOMERATES -- 1.1%
    Textron, Inc. .....................  110,000      7,885,625
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.7%
    Colgate-Palmolive Co. .............   83,000      7,304,000
    Procter & Gamble Co. ..............   62,400      5,682,300
                                                   ------------
                                                     12,986,300
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.1%
    Applied Materials, Inc.*...........  188,400      5,557,800
    Emerson Electric Co................  120,000      7,245,000
    General Electric Co. ..............  150,000     13,650,000
    Tandy Corp. .......................  205,200     10,888,425
    Texas Instruments, Inc. ...........  140,000      8,163,750
                                                   ------------
                                                     45,504,975
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.8%
    Republic Services, Inc. Cl-A*......  250,000      6,000,000
                                                   ------------
FINANCIAL-BANK & TRUST -- 7.5%
    Bank of New York Co., Inc. ........  200,000     12,137,500
    Charter One Financial, Inc. .......  200,000      6,737,500
    Citicorp. .........................   50,000      7,462,500
    Fleet Financial Group, Inc. .......  110,000      9,185,000

                                         SHARES       VALUE
                                         ------       -----
    Mellon Bank Corp. .................  140,000   $  9,747,500
    NationsBank Corp. .................  140,000     10,710,000
                                                   ------------
                                                     55,980,000
                                                   ------------
FINANCIAL SERVICES -- 1.8%
    Ahmanson, (H.F.) & Co. ............   90,000      6,390,000
    Morgan Stanley, Dean Witter &
      Co. .............................   81,000      7,401,375
                                                   ------------
                                                     13,791,375
                                                   ------------
FOOD -- 4.7%
    General Mills, Inc. ...............   80,000      5,470,000
    Heinz, (H.J.) Co. .................   93,000      5,219,625
    Kellogg Co. .......................  140,000      5,258,750
    Quaker Oats Co. ...................  190,000     10,438,125
    Ralston Purina Group...............   75,000      8,760,937
                                                   ------------
                                                     35,147,437
                                                   ------------
HOTELS & MOTELS -- 1.7%
    Hilton Hotels Corp. ...............  320,000      9,120,000
    Patriot American Hospitality,
      Inc. ............................  160,002      3,830,048
                                                   ------------
                                                     12,950,048
                                                   ------------
INSURANCE -- 5.5%
    Allmerica Financial Corp. .........  156,363     10,163,595
    Chubb Corp. .......................  100,000      8,037,500
    Lincoln National Corp. ............   80,000      7,310,000
    Ohio Casualty Corp. ...............  100,000      4,425,000
    Travelers Property Casualty Corp.
      Cl-A.............................  255,000     10,933,125
                                                   ------------
                                                     40,869,220
                                                   ------------
MACHINERY & EQUIPMENT -- 0.3%
    Albany International Corp. Cl-A....  100,500      2,405,719
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Abbott Laboratories................  200,000      8,175,000
    Becton Dickinson & Co. ............   75,000      5,821,875
                                                   ------------
                                                     13,996,875
                                                   ------------
METALS & MINING -- 0.3%
    Newmont Mining Corp. ..............  100,994      2,385,983
                                                   ------------
OIL & GAS -- 5.5%
    Apache Corp. ......................  100,000      3,150,000
    Atlantic Richfield Co. ............   60,000      4,687,500
    Chevron Corp. .....................   70,000      5,814,375
    EEX Corp.* ........................  400,000      3,750,000
    Enron Oil & Gas Co. ...............  100,000      2,025,000
    Exxon Corp. .......................  100,000      7,131,250
    Phillips Petroleum Co. ............   60,000      2,891,250
    Royal Dutch Petroleum Co. .........   60,000      3,288,750
    Union Pacific Resources Group,
      Inc. ............................  121,173      2,128,101
    Unocal Corp. ......................  100,000      3,575,000
    USX-Marathon Group.................   80,000      2,745,000
                                                   ------------
                                                     41,186,226
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.9%
    Fort James Corp. ..................  150,000      6,675,000
                                                   ------------

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
PERSONAL SERVICES -- 1.0%
    Galileo International, Inc. .......   99,000   $  4,461,187
    Service Corp. International........   72,000      3,087,000
                                                   ------------
                                                      7,548,187
                                                   ------------
PHARMACEUTICALS -- 5.5%
    American Home Products Corp. ......   80,000      4,140,000
    Bristol-Meyers Squibb Co. .........   80,000      9,195,000
    Merck & Co., Inc. .................  100,000     13,375,000
    Novo Nordisk AS [ADR]..............   15,000      1,032,187
    Pfizer, Inc. ......................   30,000      3,260,625
    SmithKline Beecham PLC [ADR].......   70,000      4,235,000
    Warner-Lambert Co. ................   90,000      6,243,750
                                                   ------------
                                                     41,481,562
                                                   ------------
RAILROADS -- 2.6%
    Kansas City Southern Industries,
      Inc. ............................  296,000     14,689,000
    Norfolk Southern Corp. ............  150,000      4,471,875
                                                   ------------
                                                     19,160,875
                                                   ------------
REAL ESTATE -- 0.2%
    Boston Properties, Inc. ...........   40,000      1,380,000
                                                   ------------
RETAIL & MERCHANDISING -- 4.9%
    Dayton-Hudson Corp. ...............  230,600     11,184,100
    Federated Department Stores,
      Inc.*............................  120,000      6,457,500
    May Department Stores Co. .........   70,000      4,585,000
    Penney, (J.C.) Co., Inc. ..........   70,000      5,061,875
    Proffitt's, Inc.*..................  230,000      9,286,250
                                                   ------------
                                                     36,574,725
                                                   ------------
SEMICONDUCTORS -- 0.7%
    Motorola, Inc. ....................  100,000      5,256,250
                                                   ------------
TELECOMMUNICATIONS -- 6.0%
    Ameritech Corp. ...................  100,000      4,487,500
    AT&T Corp. ........................   60,000      3,427,500
    Bell Atlantic Corp. ...............  200,000      9,125,000
    BellSouth Corp. ...................   80,000      5,370,000
    GTE Corp. .........................  100,000      5,562,500
    SBC Communications, Inc. ..........  180,000      7,200,000
    Sprint Corp. ......................   42,700      3,010,350
    U. S. West, Inc. ..................  140,000      6,580,000
                                                   ------------
                                                     44,762,850
                                                   ------------
TRANSPORTATION -- 0.8%
    CNF Transportation, Inc. ..........  142,300      6,047,750
                                                   ------------
UTILITIES -- 0.3%
    Interstate Energy Corp. ...........   68,400      2,223,000
                                                   ------------
TOTAL COMMON STOCK
  (COST $425,059,688)........................       545,509,963
                                                   ------------
PREFERRED STOCK -- 0.1%
METALS & MINING
    Amax Gold, Inc. $3.75 Cl-B
    (COST $996,575)....................   20,000        883,750
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----        ----
CORPORATE OBLIGATIONS -- 18.8%
AUTOMOTIVE -- 0.2%
    Auburn Hills Trust Debs.
      12.00%, 05/01/20.................  $ 1,000   $  1,627,500
                                                   ------------
BROADCASTING -- 1.0%
    Allbritton Communications Co. Sr.
      Sub. Debs. 9.75%, 11/30/07.......    1,500      1,653,750
    American Radio Systems Co. Co.
      Guarantee Notes 9.00%,
      02/01/06.........................    1,500      1,597,500
    CBS, Inc. Debs. 8.875%, 06/01/22...    2,000      2,232,500
    Heritage Media Corp. Sr. Sub. Notes
      8.75%, 02/15/06..................    1,500      1,605,000
                                                   ------------
                                                      7,088,750
                                                   ------------
BUILDING MATERIALS -- 0.5%
    USG Corp. Sr. Notes 8.50%,
      08/01/05.........................    3,500      3,908,800
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.3%
    GCI, Inc. Sr. Notes 9.75%,
      08/01/07.........................    1,000      1,050,000
    Time Warner, Inc. Notes 6.85%,
      01/15/03.........................    1,000      1,032,500
                                                   ------------
                                                      2,082,500
                                                   ------------
FINANCIAL SERVICES -- 1.1%
    CEI Citicorp Holdings Notes 9.75%,
      02/14/07.........................    2,000      1,950,000
    Donaldson Lufkin & Jenrette, Inc.
      Notes 5.625%, 02/15/16...........    1,000        992,500
    DQU II Funding Corp. Debs. 8.70%,
      06/01/16.........................    2,000      2,307,500
    General Motors Acceptance Corp.
      Notes 6.70%, 04/25/01............    1,000      1,017,500
    Lehman Brothers Holdings, Inc. Sr.
      Notes 8.80%, 03/01/15............    1,850      2,208,438
                                                   ------------
                                                      8,475,938
                                                   ------------
HEALTHCARE SERVICES -- 0.1%
    FHP International Corp. Sr. Notes
      7.00%, 09/15/03..................    1,000      1,017,500
                                                   ------------
HOTELS & MOTELS -- 0.3%
    Hilton Hotels Corp. Sr. Notes
      7.20%, 12/15/09..................    2,000      1,975,000
                                                   ------------
INSURANCE -- 0.6%
    Equitable Companies, Inc. Sr. Notes
      9.00%, 12/15/04..................    4,035      4,604,944
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Agco Corp. Sr. Sub. Notes 8.50%,
      03/15/06.........................    1,000      1,031,250
                                                   ------------

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    U.S. Surgical Corp. Sr. Notes
      7.25%, 03/15/08..................  $ 1,000   $  1,060,000
                                                   ------------
METALS & MINING -- 1.0%
    Glencore Nickel Property Ltd. Co.
      Co. Guarantee Notes 9.00%,
      12/01/14.........................    2,000      1,940,000
    Haynes International, Inc. Sr.
      Notes 11.625%, 09/01/04..........    1,500      1,665,000
    Inland Steel Co. First Mtge. Cl-R
      7.90%, 01/15/07..................    2,000      2,025,000
    National Steel Corp. First Mtge.
      8.375%, 08/01/06.................    1,500      1,498,125
                                                   ------------
                                                      7,128,125
                                                   ------------
OIL & GAS -- 2.8%
    Atlantic Richfield Co. Debs.
      9.875%, 03/01/16.................    1,505      2,063,731
      10.875%, 07/15/05................    3,000      3,836,250
    Belco Oil & Gas Corp. Sr. Sub.
      Notes Cl-B 8.875%, 09/15/07......    1,500      1,470,000
    Canadian Forest Oil Ltd. Co.
      Guarantee Notes 8.75%,
      09/15/07.........................    1,500      1,477,500
    Cliffs Drilling Co. Cl-B 10.25%,
      05/15/03.........................    1,000      1,060,000
    Gulf Canada Resources Ltd. Sr.
      Notes 8.35%, 08/01/06............    1,000      1,080,000
      8.25%, 03/15/17..................    1,000      1,088,750
    Navigator Gas Transport Notes 144A
      10.50%, 06/30/07.................    1,000      1,047,500
    Noram Energy Corp. Sub. Debs.
      6.00%, 03/15/12..................    1,613      1,584,773
    Northern Offshore ASA Co. Guarantee
      Notes 144A 10.00%, 05/15/05......    1,000        960,000
    Pacific Gas & Electric First Mtge.
      7.25%, 08/01/26..................    1,500      1,560,000
    Sun Co., Inc. Debs. 9.375%,
      06/01/16.........................    2,000      2,390,000
    Veritas Holdings Sr. Notes 9.625%,
      12/15/03.........................    1,300      1,386,125
                                                   ------------
                                                     21,004,629
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Quno Corp. Sr. Notes 9.125%,
      05/15/05.........................    2,150      2,311,250
                                                   ------------
PHARMACEUTICALS -- 0.4%
    McKesson Corp. Sub. Debs. 4.50%,
      03/01/04.........................    2,875      2,616,250
                                                   ------------
PRINTING & PUBLISHING -- 0.3%
    Affiliated Newspaper Investments,
      Inc. Sr. Disc. Notes [STEP]
      11.129%, 07/01/06................    2,000      1,995,000
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
RETAIL & MERCHANDISING -- 0.2%
    Federated Department Stores, Inc.
      Notes 6.79%, 07/15/27............  $ 1,500   $  1,554,375
                                                   ------------
TELECOMMUNICATIONS -- 4.8%
    360 Communications Co. Notes 6.65%,
      01/15/08.........................    2,000      2,025,000
    360 Communications Co. Sr. Notes
      7.60%, 04/01/09..................    1,000      1,081,250
    Centel Capital Corp. Debs. 9.00%,
      10/15/19.........................    2,500      3,100,000
    Centennial Cellular Corp. Sr. Notes
      8.875%, 11/01/01.................    2,500      2,603,125
    CF Cable TV, Inc. Sr. Notes
      11.625%, 02/15/05................    2,000      2,275,000
    Clear Channel Communications, Inc.
      6.625%, 06/15/08.................    2,000      1,992,500
    Continental Cablevision Debs.
      9.50%, 08/01/13..................    2,000      2,390,700
    Frontier Corp. Notes 7.25%,
      05/15/04.........................    2,000      2,102,500
    Intermedia Communications, Inc. Sr.
      Notes 144A 8.60%, 06/01/08.......    1,500      1,518,750
    Intermedia Communications, Inc. Sr.
      Notes Cl-B 8.50%, 01/15/08.......    1,000      1,002,500
    JCAC, Inc. Sr. Sub. Notes 10.125%,
      06/15/06.........................    1,000      1,096,250
    Level 3 Communications, Inc. Sr.
      Notes 144A 9.125%, 05/01/08......    1,500      1,462,500
    MetroNet Communications Corp. Sr.
      Notes 12.00%, 08/15/07...........    1,500      1,740,000
    Nextel Communications, Inc. Sr.
      Disc. Notes [STEP] 144A 10.004%,
      08/15/04.........................    2,000      1,950,000
    NEXTLINK Communications, Inc. Sr.
      Notes 9.625%, 10/01/07...........    2,000      2,065,000
    RCN Corp. Sr. Disc. Notes [STEP]
      18.217%, 02/15/08................    3,000      1,830,000
    RSL Communications PLC Sr. Disc.
      Notes [STEP] 10.125%, 03/01/08...    2,000      1,190,000
    RSL Communications PLC Sr. Notes
      144A 9.125%, 03/01/08............    1,000        972,500
    Teligent, Inc. Sr. Disc. Notes
      [STEP] 144A 11.50%, 03/01/08.....    2,000      1,105,000
    WorldCom, Inc. 7.75%, 04/01/27.....    2,000      2,292,500
                                                   ------------
                                                     35,795,075
                                                   ------------

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
UTILITIES -- 4.7%
    Boston Edison Co. Debs. 7.80%,
      05/15/10.........................  $ 1,000   $  1,105,112
      7.80%, 03/15/23..................    1,640      1,719,950
    Carolina Power & Light First Mtge.
      8.625%, 09/15/21.................    1,000      1,273,200
      6.875%, 08/15/23.................    1,000      1,006,250
    Cleveland Electric Illuminating Co.
      First Mtge. C1-B 9.50%,
      05/15/05.........................    3,000      3,476,250
    Coda Energy, Inc. Co. Guarantee
      Notes 10.50%, 04/01/06...........    1,000      1,040,000
    Consumers Energy Co. First Mtge.
      7.375%, 09/15/23.................    2,500      2,487,500
    Detroit Edison Medium Term Notes
      8.30%, 08/01/22..................    1,000      1,086,250
    Illinois Power Co. Mtge. 7.50%,
      07/12/25.........................    1,900      1,952,250
    Jersey Central Power & Light Co.
      First Mtge. 7.50%, 05/01/23......    1,500      1,548,750
      6.75%, 11/01/25..................    1,000        973,750
    Metropolitan Edison Co. First Mtge.
      Medium Term Notes C1-B 8.15%,
      01/30/23.........................    2,975      3,253,987
    New York State Electric & Gas Corp.
      First Mtge. 8.30%, 12/15/22......    1,400      1,529,500
    New York State Electric & Gas First
      Mtge. 8.30%, 12/15/22............      475        524,875
    Niagara Mohawk Power First Mtge.
      9.75%, 11/01/05..................    1,000      1,172,500
    PECO Energy First Mtge. 7.25%,
      11/01/24.........................    2,000      2,055,000
    Penn Power and Light First Mtge.
      7.875%, 02/01/23.................    1,000      1,062,500
    Potomac Electric Power Co. First
      Mtge. 6.25%, 10/15/04............    1,900      1,945,125
    PSI Energy, Inc. Debs. 6.35%,
      11/15/00.........................    1,500      1,515,000
    South Carolina Electric & Gas Co.
      Mtge. 8.875%, 08/15/21...........    2,000      2,200,000

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    Western Massachusetts Electric Co.
      First Mtge. 7.75%, 12/01/02......  $ 2,000   $  2,046,318
                                                   ------------
                                                     34,974,067
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $138,043,439)........................       140,250,953
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
    Federal Home Loan Mtge. Corp.
      6.50%, 09/01/11..................    8,276      8,338,221
      6.50%, 01/01/12..................    4,416      4,449,441
                                                   ------------
    (COST $12,398,153).................              12,787,662
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 1.5%
    U.S. Treasury Notes 5.50%,
      05/31/03.........................    5,000      4,999,700
      6.125%, 08/15/07.................    6,000      6,243,840
                                                   ------------
    (COST $11,197,603).................              11,243,540
                                                   ------------
COMMERCIAL PAPER -- 4.3%
    American Express Credit Corp.
      5.575%, 07/01/98.................   10,000     10,000,000
    Heller Financial, Inc. 5.686%,
      07/07/98.........................   15,500     15,500,000
    Hertz Corp. 5.786%, 07/02/98.......    7,051      7,051,000
                                                   ------------
    (COST $32,551,000).................              32,551,000
                                                   ------------
                                         SHARES
                                         -------
SHORT-TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund.....  5,845,854    5,845,854
    Temporary Investment Fund..........  5,845,854    5,845,854
                                                   ------------
    (COST $11,691,708).................              11,691,708
                                                   ------------
TOTAL INVESTMENTS -- 101.0%
  (COST $631,938,166)..................             754,918,576
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.0%).....................              (7,692,057)
                                                   ------------
NET ASSETS -- 100.0%...................            $747,226,519
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

See Notes to Financial Statements.

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 92.1%
AEROSPACE -- 0.5%
    REMEC, Inc.*.......................  114,825   $  1,306,134
                                                   ------------
BROADCASTING -- 0.1%
    Citadel Communications Corp.*......    9,400        150,400
                                                   ------------
BUSINESS SERVICES -- 4.4%
    Metzler Group, Inc.*...............   43,762      1,602,783
    PAREXEL International Corp.*.......   72,750      2,646,281
    Pegasus Systems, Inc.*.............   45,175      1,157,609
    Personnel Group of America,
      Inc.*............................  108,300      2,166,000
    Renaissance Worldwide, Inc.*.......   85,875      1,867,781
    StaffMark, Inc.*...................   27,775      1,017,259
    Wackenhut Corrections Corp.*.......   65,775      1,537,491
                                                   ------------
                                                     11,995,204
                                                   ------------
CHEMICALS -- 0.7%
    O.M. Group, Inc. ..................   48,575      2,003,719
                                                   ------------
CLOTHING & APPAREL -- 2.9%
    The Mens Warehouse, Inc.*..........   54,525      1,799,325
    The Warnaco Group, Inc. Cl-A ......   75,325      3,196,605
    The Wet Seal, Inc. Cl-A*...........   89,000      2,848,000
                                                   ------------
                                                      7,843,930
                                                   ------------
COMPUTER HARDWARE -- 1.1%
    Insight Enterprises, Inc.*.........   73,737      2,949,480
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 15.2%
    Aspen Technologies, Inc.*..........   51,600      2,605,800
    Brooktrout Technologies, Inc.*.....   75,975      1,054,153
    CDW Computer Centers, Inc.*........   78,275      3,913,750
    CheckFree Holdings Corp.*..........  143,075      4,211,770
    EarthLink Network, Inc.*...........   12,350        947,862
    Electronic Arts, Inc.*.............   33,875      1,829,250
    Harbinger Corp.*...................  132,562      3,206,343
    HNC Software, Inc.*................  156,825      6,400,420
    JDA Software Group, Inc.*..........   28,575      1,250,156
    Keane, Inc.*.......................   16,675        933,800
    Mastech Corp.*.....................   92,125      2,591,016
    MMC Networks, Inc.*................   86,225      2,748,422
    SIPEX Corp.*.......................   66,775      1,435,662
    Software AG Systems, Inc.*.........    9,950        291,037
    Summit Design, Inc.*...............  126,150      1,852,828
    Sykes Enterprises, Inc.*...........  131,800      2,644,237
    Transaction Systems Architects,
      Inc.*............................   32,900      1,266,650
    USWeb Corp.*.......................   46,575      1,103,245
    Wind River Systems*................   20,450        733,644
                                                   ------------
                                                     41,020,045
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 7.2%
    Action Performance Companies,
      Inc.*............................  142,475      4,585,914
    Helen of Troy Ltd.*................  264,225      5,812,950
    Pre-Paid Legal Services, Inc.*.....   51,600      1,628,625
    Windmere-Durable Holdings, Inc.*...   80,550      2,884,697
    Wolverine World Wide, Inc..........  203,455      4,412,430
                                                   ------------
                                                     19,324,616
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.7%
    Advanced Lighting Technologies,
      Inc.*............................  124,825   $  2,902,181
    Berg Electronics Corp.*............  139,325      2,725,545
    Brooks Automation, Inc.*...........  147,325      1,915,225
    Concord EFS, Inc.*.................  141,825      3,705,178
    PRI Automation, Inc.*..............   80,800      1,378,650
                                                   ------------
                                                     12,626,779
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.2%
    Silverleaf Resorts, Inc.*..........  132,025      2,013,381
    Vistana, Inc.*.....................   70,500      1,295,437
                                                   ------------
                                                      3,308,818
                                                   ------------
ENVIRONMENTAL SERVICES -- 2.0%
    American Disposal Services,
      Inc.*............................   86,000      4,031,250
    Eastern Environmental Services,
      Inc.*............................   42,225      1,435,650
                                                   ------------
                                                      5,466,900
                                                   ------------
EQUIPMENT SERVICES -- 2.9%
    Gemstar International Group
      Ltd.*............................   61,700      2,309,894
    Rental Service Corp.*..............   97,875      3,291,047
    United Rentals, Inc.*..............   53,350      2,240,700
                                                   ------------
                                                      7,841,641
                                                   ------------
FINANCIAL SERVICES -- 2.5%
    Affiliated Managers Group, Inc.*...   46,975      1,743,947
    UniCapital Corp.*..................  177,000      3,385,125
    United Panam Financial Corp.*......  164,925      1,690,481
                                                   ------------
                                                      6,819,553
                                                   ------------
FOOD -- 1.7%
    American Italian Pasta Co. Cl-A*...   50,975      1,898,819
    U.S. Foodservice, Inc.*............   74,975      2,628,811
                                                   ------------
                                                      4,527,630
                                                   ------------
HEALTHCARE SERVICES -- 7.4%
    Access Health, Inc.*...............   38,975        993,863
    Capital Senior Living Corp.*.......  288,400      3,460,800
    Cerner Corp.*......................  141,850      4,016,128
    First Health Group Corp.*..........   52,100      1,484,850
    IDEXX Laboratories, Inc.*..........   29,850        742,519
    Medical Manager Corp.*.............  117,875      3,256,297
    NCS Healthcare, Inc. Cl-A*.........   53,000      1,510,500
    Orthodontic Centers of America,
      Inc.*............................  145,150      3,039,078
    Sunrise Assisted Living, Inc.*.....   45,125      1,551,172
                                                   ------------
                                                     20,055,207
                                                   ------------
HOTELS & MOTELS -- 0.9%
    Capstar Hotel Co.*.................   82,475      2,309,300
                                                   ------------
INSURANCE -- 2.8%
    Annuity and Life
      Re Holdings, Ltd.*...............  121,500      2,688,188
    HCC Insurance Holdings, Inc. ......   63,625      1,399,750
    Reliastar Financial Corp...........   70,000      3,360,000
                                                   ------------
                                                      7,447,938
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.1%
    ESC Medical Systems Ltd.*..........   81,600      2,754,000
    HBO & Co...........................  205,290      7,236,473

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Schein, (Henry), Inc.*.............  104,650   $  4,826,981
    Trex Medical Corp.*................  106,700      1,760,550
                                                   ------------
                                                     16,578,004
                                                   ------------
METALS & MINING -- 0.4%
    IMCO Recycling, Inc................   55,350      1,023,975
                                                   ------------
OFFICE EQUIPMENT -- 1.2%
    Global Imaging Systems, Inc.*......  234,800      3,287,200
                                                   ------------
OIL & GAS -- 1.6%
    Cal Dive International, Inc........   40,900      1,127,306
    Offshore Logistics, Inc.*..........  179,000      3,177,250
                                                   ------------
                                                      4,304,556
                                                   ------------
PERSONAL SERVICES -- 1.2%
    Sylvan Learning Systems, Inc.*.....  101,250      3,315,938
                                                   ------------
PHARMACEUTICALS -- 8.4%
    Andrx Corp.*.......................   86,300      3,171,525
    Dura Pharmaceutical, Inc.*.........   84,425      1,889,009
    Jones Medical Industries, Inc. ....   61,075      2,023,109
    King Pharmaceuticals, Inc.*........  227,400      3,183,600
    Medicis Pharmaceutical Corp.
      Cl-A*............................  106,550      3,889,075
    Scherer, (R.P.) Corp.*.............   20,075      1,779,147
    Watson Pharmaceuticals, Inc.*......  140,925      6,579,436
                                                   ------------
                                                     22,514,901
                                                   ------------
PRINTING & PUBLISHING -- 2.2%
    Mail-Well, Inc.*...................  279,400      6,059,488
                                                   ------------
REAL ESTATE -- 1.0%
    Fairfield Communities, Inc.*.......  144,599      2,774,493
                                                   ------------
RESTAURANTS -- 2.0%
    CKE Restaurants, Inc...............  128,350      5,294,438
                                                   ------------
RETAIL & MERCHANDISING -- 2.3%
    Proffitt's, Inc.*..................   60,300      2,434,613
    Stage Stores, Inc.*................   81,075      3,668,644
                                                   ------------
                                                      6,103,257
                                                   ------------
SEMICONDUCTORS -- 2.1%
    Amkor Technology, Inc.*............  303,225      2,833,259
    ATMI, Inc.*........................   84,975      1,274,625
    Vitesse Semiconductor, Inc.*.......   47,124      1,454,954
                                                   ------------
                                                      5,562,838
                                                   ------------
TELECOMMUNICATIONS -- 5.0%
    Allegiance Telecom, Inc.*..........  148,125      2,221,875
    Digital Microwave Corp.*...........  181,250      1,314,063
    e. spire Communications, Inc.*.....   95,000      2,143,438
    Echostar Communications Corp.*.....   53,450      1,286,141
    Intermedia Communications, Inc.*...   36,200      1,518,138

                                         SHARES       VALUE
                                         ------       -----
    NEXTLINK Communications, Inc.
      Cl-A*............................   53,600   $  2,030,100
    Pacific Gateway Exchange, Inc.*....   13,000        520,813
    Powerwave Technologies, Inc.*......   14,825        186,239
    US LEC Corp. Cl-A*.................   31,175        650,778
    Westell Technologies, Inc. Cl-A*...  181,300      1,677,025
                                                   ------------
                                                     13,548,610
                                                   ------------
TRANSPORTATION -- 0.4%
    Expeditors International of
      Washington, Inc..................   24,125      1,061,500
                                                   ------------
TOTAL COMMON STOCK
  (COST $204,092,747)..................             248,426,492
                                                   ------------
FOREIGN STOCK -- 2.2%
BROADCASTING -- 0.6%
    Flextech PLC -- (GBP)*.............  167,000      1,539,485
                                                   ------------
BUILDING MATERIALS -- 0.3%
    Hunter Douglas NV -- (NLG).........   16,012        869,781
                                                   ------------
RESTAURANTS -- 0.5%
    Wetherspoon, (J.D.) PLC -- (GBP)...  260,165      1,269,701
                                                   ------------
TRANSPORTATION -- 0.8%
    IHC Caland NV -- (NLG).............   39,525      2,224,741
                                                   ------------
TOTAL FOREIGN STOCK
  (COST $3,770,655)....................               5,903,708
                                                   ------------
                                           PAR
                                          (000)
                                         -------
COMMERCIAL PAPER -- 6.8%
    American Express Credit Corp.
      5.95%, 07/02/98..................  $ 8,289      8,287,630
    Merrill Lynch & Co.
      6.00%, 07/01/98..................   10,024     10,024,000
                                                   ------------
    (COST $18,311,630).................              18,311,630
                                                   ------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund.....      284            284
    Temporary Investment Fund..........      284            284
                                                   ------------
    (COST $568)........................                     568
                                                   ------------
TOTAL INVESTMENTS -- 101.1%
  (COST $226,175,600)..................             272,642,398
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.1%)...............              (3,020,804)
                                                   ------------
NET ASSETS -- 100.0%...................            $269,621,594
                                                   ============

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 94.6%
ARGENTINA -- 0.8%
    Banco de Galicia y Buenos Aires
      SA de CV [ADR] ................      16,764   $    305,943
    Banco Frances SA [ADR] ..........      16,411        376,427
    Perez Companc SA ................     106,095        531,600
    Telefonica de Argentina SA Cl-B
      [ADR] .........................      29,080        943,283
    YPF SA [ADR] ....................      57,127      1,717,380
                                                    ------------
                                                       3,874,633
                                                    ------------
AUSTRALIA -- 2.4%
    AMP Ltd.* .......................      45,000        526,671
    Australian Gas Light Co. Ltd. ...     128,022        800,702
    Brambles Industries Ltd. ........      31,000        608,344
    Broken Hill Proprietary Co.
      Ltd. ..........................      95,300        805,547
    Colonial Ltd. Rights* ...........       1,000            229
    Colonial Ltd. ...................     138,000        417,027
    Commonwealth Bank of
      Australia .....................      80,459        938,687
    Fosters Brewing Group Ltd. ......     113,000        265,905
    GIO Australia Holdings Ltd. .....      69,000        177,066
    Goodman Fielder Ltd. ............     252,000        366,719
    John Fairfax Holdings Ltd. ......     260,000        451,940
    Lend Lease Corp. Ltd. ...........      33,350        674,286
    National Australia Bank Ltd. ....      36,185        477,280
    News Corp. Ltd. .................     125,593      1,025,052
    News Corp. Ltd. Pfd. ............     101,189        716,844
    Publishing & Broadcasting
      Ltd. ..........................     116,300        500,529
    Sydney Harbour Casino Holdings
      Ltd.* .........................     391,000        227,599
    TABCORP Holdings Ltd. ...........      99,000        505,771
    Telstra Corp. Ltd.* .............     264,838        678,962
    Westpac Banking Corp. Ltd. ......     145,000        884,442
    Woodside Petroleum Ltd. .........     104,000        519,079
                                                    ------------
                                                      11,568,681
                                                    ------------
BELGIUM -- 2.1%
    Credit Communal Holding Dexia
      SA ............................       3,940        592,959
    Generale de Banque SA ...........       2,994      2,222,769
    Generale de Banque SA Strip* ....         214              6
    KBC Bancassurance Holdings NV ...      74,000      6,622,412
    UCB SA ..........................         101        524,000
                                                    ------------
                                                       9,962,146
                                                    ------------
BRAZIL -- 2.6%
    Banco Bradesco SA ...............  62,664,000        525,537
    Banco Itau SA ...................     710,000        402,080
    Brasmotor SA ....................     906,000         83,024
    Centrais Electrobras Brasileiras
      SA [ADR] ......................       3,628         52,541
    Centrais Eletricas Brasileiras
      SA ............................  16,860,000        488,332
    Centrais Geradoras do Sul do
      Brasil SA [ADR] ...............         363          2,462
    Centrais Geradoras do Sul do
      Brasil SA .....................  16,860,000         22,886
    Companhia Brasileira de
      Distribuicoa Grupo Pao de
      Acucar [ADR] ..................      16,260        367,883
    Companhia Brasileira de
      Distribuicoa Grupo Pao de
      Acucar [GDR] ..................       5,160        116,745

                                         SHARES        VALUE
                                         ------        -----
    Companhia Cervejaria Brahma .....     834,000   $    515,928
    Companhia Cimento Portland
      Itau ..........................     865,000        158,520
    Companhia Energetica de Minas
      Geras .........................  14,496,779        448,712
    Companhia Energetica de Minas
      Geras [ADR] ...................      16,971        525,302
    Petroleo Brasileiro SA ..........   7,401,508      1,375,852
    Telebras SA [ADR] ...............      50,707      5,536,571
    Telecomunicacoes do Rio de
      Janeiro SA Rights* ............      18,155              0
    Telecomunicacoes de Minas Gerais-
      Telemig Cl-B ..................   1,935,000        137,185
    Telecomunicacoes de Minas
      Rights*........................       1,190              0
    Telecomunicacoes de Sao Paulo
      SA ............................   4,494,000      1,072,396
    Telecomunicacoes de Sao Paulo SA
      Rights* .......................     211,207         17,577
    Telecomunicacoes do Rio de
      Janeiro SA ....................   2,013,000        153,158
    Telemig Celular SA Pfd. Cl-B ....   1,935,000        100,380
    Telerj Celullar SA Pfd. Cl-B ....   2,013,000        118,349
    Telesp Celular SA Pfd. Cl-B* ....   4,494,000        376,893
                                                    ------------
                                                      12,598,313
                                                    ------------
CANADA -- 0.3%
    Alcan Aluminium Ltd. ............      23,310        641,978
    Royal Bank of Canada ............       8,470        509,741
                                                    ------------
                                                       1,151,719
                                                    ------------
CHILE -- 0.1%
    Chilectra SA [ADR] 144A .........      14,905        319,507
    Compania Cervecerias Unidas SA
      [ADR] .........................       7,712        162,916
    Enersis SA [ADR] ................       8,801        215,074
                                                    ------------
                                                         697,497
                                                    ------------
CHINA -- 0.1%
    Huaneng Power International, Inc.
      [ADR]* ........................      51,000        685,313
                                                    ------------
CZECH REPUBLIC -- 0.0%
    SPT Telecom AS ..................      13,600        188,157
                                                    ------------
DENMARK -- 0.3%
    Den Danske Bank .................       6,380        765,375
    Tele Danmark AS Cl-B* ...........       2,030        194,823
    Unidanmark AS Cl-A ..............       6,110        549,072
                                                    ------------
                                                       1,509,270
                                                    ------------
FINLAND -- 0.4%
    Nokia Oyj Cl-A...................      27,368      2,012,764
                                                    ------------
FRANCE -- 10.4%
    Accor SA ........................       2,920        817,171
    Alcatel Alsthom .................      15,552      3,166,460
    AXA SA ..........................      22,492      2,529,686
    Canal Plus ......................       4,060        758,812
    Carrefour Supermarche SA ........       2,459      1,555,678
    Compagnie de Saint-Gobain .......      11,880      2,202,682
    Credit Commercial de France .....      17,210      1,448,866

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Dexia France ....................       5,200   $    700,096
    Dexia France SA .................       5,023        676,266
    Groupe Danone ...................       5,700      1,571,593
    GTM Entrepose SA ................       4,510        468,453
    L'Oreal .........................       1,607        893,866
    Lafarge SA ......................       7,843        810,759
    Lapeyre SA ......................       8,065        751,004
    Legrand SA ......................       3,823      1,011,705
    Pathe SA ........................       2,331        456,868
    Pinault-Printemps Redoute SA ....       6,171      5,164,589
    Sanofi SA .......................      19,997      2,351,604
    Schneider SA ....................      33,928      2,705,360
    Societe Generale ................       9,236      1,920,211
    Societe Nationale Elf Aquitaine
      SA ............................      13,350      1,876,851
    Societe Television Francaise ....      11,080      1,717,153
    Sodexho SA ......................      14,610      2,762,016
    STMicroelectronics NV* ..........       5,400        382,714
    Total SA Cl-B ...................      34,824      4,527,213
    Vivendi .........................      29,440      6,286,280
                                                    ------------
                                                      49,513,956
                                                    ------------
GERMANY -- 7.5%
    Allianz AG ......................       7,360      2,426,109
    Bayer AG ........................      39,225      2,023,151
    Bayerische Hypotheken-und
      Wechsel-Bank AG ...............      31,332      1,985,774
    Bayerische Vereinsbank AG .......      23,415      1,991,215
    Bilfinger & Berger Bau AG .......      10,700        363,379
    Buderus AG ......................         807        402,376
    Commerzbank AG ..................      15,850        605,890
    Deutsche Bank AG ................      35,434      3,000,552
    Deutsche Telekom AG .............      62,491      1,686,017
    Dresdner Bank AG ................      31,893      1,719,190
    Dresdner Bank AG Warrants* ......      27,736        723,736
    Fielmann AG Pfd. ................       5,723        198,479
    Fresenius AG Pfd. ...............       2,660        495,150
    Gehe AG .........................      42,681      2,293,622
    Hoechst AG ......................      12,980        647,911
    Hornbach Baumarkt AG ............       1,300         63,739
    Hornbach Holdings AG Pfd. .......       5,870        538,210
    Mannesmann AG ...................      32,550      3,301,832
    Rhoen-Klinikum AG ...............       8,250        799,848
    SAP AG ..........................       6,080      3,688,360
    SAP AG Pfd. .....................       3,207      2,180,013
    Siemens AG ......................      15,410        937,391
    Veba AG .........................      41,654      2,838,425
    Volkswagen AG ...................         907        871,811
                                                    ------------
                                                      35,782,180
                                                    ------------
HONG KONG -- 1.1%
    China Light & Power Co. Ltd. ....     227,000      1,034,138
    Hang Seng Bank Ltd. .............      81,000        457,865
    Henderson Land Development Co.
      Ltd. ..........................     214,000        705,639
    Hong Kong & China Gas Co.
      Ltd. ..........................     453,100        514,582
    Hong Kong Telecommunications
      Ltd. ..........................     399,200        749,603
    Hutchison Whampoa Ltd. ..........     342,000      1,805,208
                                                    ------------
                                                       5,267,035
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
INDIA -- 0.1%
    Mahanagar Telephone Nigam Ltd.
      [GDR]* ........................      44,000   $    448,800
                                                    ------------
ITALY -- 5.0%
    Assicurazioni Generali ..........      51,960      1,689,566
    Banca Commerciale Italia NA .....     104,000        621,935
    Banca di Roma* ..................   1,066,000      2,218,897
    Credito Italiano SPA ............     590,996      3,093,706
    Ente Nazionale Idrocarburi
      SPA ...........................     439,100      2,877,846
    Industrie Natuzzi SPA [ADR] .....      15,260        396,760
    Istituto Mobiliare Italiano
      SPA ...........................      93,710      1,476,122
    Istituto Nazionale delle
      Assicurazioni .................     339,000        963,095
    Italgas SPA .....................     112,936        459,991
    La Rinascente SPA ...............      22,800        227,032
    Mediolanum SPA ..................      46,344      1,470,452
    Telecom Italia Mobile SPA .......     624,805      3,820,781
    Telecom Italia SPA ..............     632,518      4,656,126
                                                    ------------
                                                      23,972,309
                                                    ------------
JAPAN -- 14.9%
    Advantest Corp. .................       7,700        413,892
    Alps Electric Co. Ltd. ..........      72,000        856,000
    Amada Co. Ltd. ..................     109,000        530,136
    Canon, Inc. .....................     178,000      4,040,061
    Citizen Watch Co. Ltd. ..........      68,000        561,012
    Dai Nippon Screen Manufacturing
      Co. Ltd. ......................     122,000        499,305
    Daifuku Co. Ltd. ................      18,000         67,053
    Daiichi Pharmaceutical Co.
      Ltd. ..........................      87,000      1,147,170
    Daiwa House Industry Co. Ltd. ...     110,000        970,926
    DDI Corp. .......................         221        769,125
    Denso Corp. .....................     181,000      2,999,603
    East Japan Railway Co. Ltd. .....         313      1,470,447
    Fanuc Co. .......................      24,800        857,729
    Fujitsu Ltd. ....................      42,000        441,834
    Hitachi Ltd. ....................     206,000      1,343,301
    Hitachi Zosen Corp. .............     181,000        292,135
    Honda Motor Co. Ltd. ............      15,000        533,919
    Inax Corp. ......................      46,000        158,101
    Ito-Yokado Co. Ltd. .............      50,000      2,352,559
    Kao Corp. .......................      95,000      1,464,856
    Kokuyo Co. Ltd. .................      58,000        982,094
    Komatsu Ltd. ....................     116,000        563,346
    Komori Corp. ....................      49,000        930,324
    Kuraray Co. Ltd. ................     128,000      1,087,380
    Kyocera Corp. ...................      45,000      2,198,364
    Makita Corp. ....................      84,000        967,799
    Matsushita Electric Industrial
      Co. ...........................     181,000      2,908,311
    Mauri Co. Ltd. ..................     131,000      1,953,885
    Mitsubishi Corp. ................     132,000        817,956
    Mitsubishi Heavy Industries
      Ltd. ..........................     570,000      2,152,105
    Mitsui Fudosan Co. Ltd. .........     263,000      2,076,939
    Murata Manufacturing Co. Ltd. ...      56,000      1,815,758
    National House Industrial Co.
      Ltd. ..........................      26,000        199,143
    NEC Corp. .......................     290,000      2,701,805
    Nippon Telegraph & Telephone
      Corp. .........................       1,570      1,300,933
    Nomura Securities Co. Ltd. ......     194,000      2,257,520
    Pioneer Electronic Corp. ........      36,000        687,394

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Sangetsu Co. Ltd. ...............      11,000   $    141,874
    Sankyo Co. Ltd. .................     123,000      2,800,590
    Sega Enterprises Ltd. ...........      19,400        334,784
    Sekisui Chemical Co. Ltd. .......     180,000        920,849
    Sekisui House Ltd. ..............     107,000        828,800
    Seven-Eleven Japan ..............      16,000        952,264
    Sharp Corp. .....................      37,000        299,658
    Shin-Etsu Chemical Co. ..........     103,000      1,781,172
    Shiseido Co. Ltd. ...............      73,000        828,966
    Sony Corp. ......................      44,600      3,840,256
    Sumitomo Corp. ..................     223,000      1,071,737
    Sumitomo Electric Industries ....     262,000      2,648,600
    Sumitomo Forestry Co. ...........      73,000        409,749
    TDK Corp. .......................      43,000      3,175,775
    Tokio Marine & Fire Insurance
      Co. ...........................      60,000        616,493
    Tokyo Electron Ltd. .............      18,000        551,212
    Tokyo Steel Manufacturing .......      56,500        290,673
    Toppan Printing Co. Ltd. ........     111,000      1,186,900
    UNY Co. Ltd. ....................      57,000        924,091
                                                    ------------
                                                      70,974,663
                                                    ------------
KOREA -- 0.1%
    Samsung Electronics Co. .........      13,043        403,734
                                                    ------------
MEXICO -- 1.7%
    Cementos de Mexico SA de CV
      [ADR] .........................      44,090        332,053
    Cemex SA de CV [ADS] 144A* ......      50,068        377,075
    Cemex SA de CV ..................       2,037          7,617
    Cemex SA de CV Cl-B* ............      67,925        299,334
    Cemex SA de CV Rights* ..........          25              0
    Cifra SA [ADR]* .................       7,196        100,737
    Fomento Economico Mexicano SA de
      CV UBD Units ..................      19,282        600,810
    Gruma SA Cl-B* ..................     114,730        252,798
    Gruma SA [ADR] 144A* ............      24,714        217,819
    Grupo Financiero Banamex SA
      Cl-B* .........................     146,200        276,910
    Grupo Financiero Banamex SA
      Cl-L* .........................       4,184          6,593
    Grupo Financiero Bancomer SA Cl-B
      [GDR]* ........................       2,330         16,450
    Grupo Financiero Bancomer SA
      Cl-L* .........................       1,725            421
    Grupo Industrial Maseca SA de CV
      Cl-B ..........................     306,095        216,643
    Grupo Modelo SA Cl-C ............      67,506        559,668
    Grupo Televisa SA [GDR]* ........      20,634        776,354
    Kimberly-Clark de Mexico SA
      Cl-A ..........................     166,630        578,548
    Panamerican Beverages, Inc.
      Cl-A ..........................      31,540        991,539
    Telefonos de Mexico SA Cl-L
      [ADR] .........................      42,014      2,019,298
    TV Azteca SA de CV [ADR]* .......      26,200        283,288
                                                    ------------
                                                       7,913,955
                                                    ------------
NETHERLANDS -- 10.7%
    ABN AMRO Holding NV .............      94,446      2,210,002
    AKZO Nobel NV ...................       2,852        633,990
    ASM Lithography Holding NV ......      51,340      1,519,338

                                         SHARES        VALUE
                                         ------        -----
    Baan Co. NV* ....................      18,040   $    644,930
    CSM NV ..........................      37,361      1,794,383
    Elsevier NV .....................     224,402      3,386,626
    Fortis Amev NV ..................      38,702      2,265,934
    Gucci Group NV ..................      13,205        699,865
    ING Groep NV ....................     115,182      7,542,076
    ING Groep NV Warrants* ..........      39,906        735,651
    Koninklijke Ahold NV ............      39,953      1,282,522
    Koninklijke Numico NV ...........      27,170        850,807
    KPN NV ..........................      16,029        616,979
    PolyGram NV .....................      43,347      2,211,864
    Royal Dutch Petroleum Co. .......     174,504      9,676,461
    Royal Philips Electronics NV ....      24,850      2,088,933
    TNT Post Group NV* ..............      16,029        409,743
    Unilever NV .....................      56,850      4,510,618
    Wolters Kluwer NV ...............      56,961      7,817,990
                                                    ------------
                                                      50,898,712
                                                    ------------
NEW ZEALAND -- 0.2%
    Fletcher Challenge Building
      Ltd. ..........................      88,752        110,568
    Fletcher Challenge Energy
      Ltd. ..........................     102,095        243,782
    Telecom Corp. of New Zealand ....      47,000        100,516
    Telecom Corp. of New Zealand
      Ltd. ..........................     136,000        560,531
                                                    ------------
                                                       1,015,397
                                                    ------------
NORWAY -- 1.5%
    Bergesen D.Y. AS Cl-A ...........       9,560        181,893
    Norsk Hydro AS ..................      65,500      2,880,841
    Orkla ASA Cl-A ..................     170,600      3,968,455
    Saga Petroleum ASA Cl-B .........      15,160        214,355
                                                    ------------
                                                       7,245,544
                                                    ------------
PANAMA -- 0.0%
    Banco Latinoamericano de
      Exportaciones SA Cl-E .........       4,035        124,076
                                                    ------------
PERU -- 0.1%
    Credicorp Ltd. ..................      11,682        171,579
    Telefonica del Peru SA Cl-B .....      26,690         53,479
    Telefonica del Peru SA Cl-B
      [ADR] .........................      11,383        232,640
                                                    ------------
                                                         457,698
                                                    ------------
PORTUGAL -- 0.5%
    Jeronimo Martins, SGPS, SA ......      46,778      2,247,203
                                                    ------------
RUSSIA -- 0.1%
    Gazprom [ADR] ...................      20,040        224,047
    LUKoil Holding [ADR] ............       3,620        121,270
                                                    ------------
                                                         345,317
                                                    ------------
SINGAPORE -- 0.1%
    Singapore Press Holdings Ltd. ...      53,840        360,106
    Singapore Telecommunications
      Ltd. ..........................     235,000        333,831
                                                    ------------
                                                         693,937
                                                    ------------
SPAIN -- 2.9%
    Banco Bilbao Vizcaya SA .........      18,820        967,492
    Banco Popular Espanol SA ........      13,317      1,137,803
    Banco Santander SA ..............     107,336      2,751,935
    Corporacion Bancaria de Espana
      SA ............................      51,256      1,151,745
    Endesa SA .......................      69,492      1,522,932

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Gas Natural SDG SA ..............      14,051   $  1,016,951
    Iberdrola SA ....................      79,173      1,287,744
    Repsol SA .......................      17,975        992,153
    Telefonica SA ...................      58,647      2,716,096
    Telefonica SA Rights* ...........       5,331        245,500
                                                    ------------
                                                      13,790,351
                                                    ------------
SWEDEN -- 3.6%
    ABB AB Cl-A .....................      87,930      1,245,913
    Astra AB Cl-B ...................     202,086      4,029,074
    Atlas Copco AB Cl-B .............      40,130      1,094,461
    Electrolux AB Cl-B ..............     124,650      2,141,336
    Esselte AB ......................      14,410        334,278
    Granges AB* .....................      14,385        263,351
    Hennes & Mauritz AB Cl-B ........      57,350      3,660,355
    Nordbanken Holding Co. AB* ......     419,598      3,077,948
    Sandvik AB Cl-A .................       6,140        169,765
    Sandvik AB Cl-B .................      44,020      1,208,833
    Scribona AB Cl-B ................       5,500         66,207
                                                    ------------
                                                      17,291,521
                                                    ------------
SWITZERLAND -- 6.5%
    ABB AG ..........................       1,469      2,169,395
    Adecco SA .......................       6,060      2,732,735
    Credit Suisse Group .............      11,820      2,630,026
    Nestle SA .......................       3,868      8,277,588
    Novartis AG .....................       3,379      5,622,719
    Roche Holding AG ................         405      3,977,080
    UBS AG* .........................      14,960      5,562,595
                                                    ------------
                                                      30,972,138
                                                    ------------
THAILAND -- 0.1%
    Thai Farmers Bank PLC ...........     358,000        315,260
                                                    ------------
UNITED KINGDOM -- 18.3%
    Abbey National PLC ..............     158,000      2,807,588
    Argos PLC .......................     159,749      1,687,208
    ASDA Group PLC ..................     508,450      1,745,480
    BG PLC ..........................     169,597        980,502
    British Petroleum Co. PLC .......     132,840      1,937,167
    Cable & Wireless PLC ............     297,000      3,607,568
    Cadbury Schweppes PLC ...........     214,456      3,318,783
    Caradon PLC .....................     387,530      1,202,666
    Centrica PLC ....................     126,210        212,687

                                         SHARES        VALUE
                                         ------        -----
    Compass Group PLC ...............     204,000   $  2,348,583
    Diageo PLC ......................     568,436      6,733,900
    Electrocomponents PLC ...........     126,000      1,016,468
    GKN PLC .........................      52,000        658,524
    Glaxo Wellcome PLC ..............     223,000      6,693,646
    Heywood Williams Group PLC ......      32,010        140,198
    Hillsdown Holdings PLC ..........      95,160        257,215
    Kingfisher PLC ..................     315,950      5,118,755
    Ladbroke Group PLC ..............     229,000      1,263,753
    Laing, (John) PLC Cl-A ..........      70,000        463,093
    National Westminster Bank PLC ...     592,670     10,590,809
    Rank Group PLC ..................     251,120      1,378,491
    Reed International PLC ..........     528,740      4,781,544
    Rio Tinto PLC ...................     163,600      1,842,527
    Rolls-Royce PLC .................     139,140        574,585
    Safeway PLC .....................     286,660      1,877,299
    Shell Transport & Trading Co.
      PLC ...........................     798,000      5,618,781
    Smith, (David S.) Holdings
      PLC ...........................     197,900        629,024
    SmithKline Beecham PLC ..........     719,240      8,754,389
    Tesco PLC .......................     250,000      2,440,184
    Tomkins PLC .....................     631,220      3,425,506
    United News & Media PLC .........     231,470      3,236,423
                                                    ------------
                                                      87,343,346
                                                    ------------
VENEZUELA -- 0.1%
    Cia Anonima Nacional Telefonos de
      Venezuela [ADR] ...............      13,427        335,675
                                                    ------------
TOTAL FOREIGN STOCK
  (COST $359,252,994)................                451,601,300
                                                    ------------
TOTAL INVESTMENTS -- 94.6%
  (COST $359,252,994)................                451,601,300
OTHER ASSETS LESS
  LIABILITIES -- 5.4%................                 25,829,874
                                                    ------------
NET ASSETS -- 100.0%.................               $477,431,174
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 1998:

SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS      UNREALIZED
MONTH        TYPE          DELIVER         FOR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
07/98        Sell   NLG    1,250,855    $  613,375   $  614,982     $    1,607
                                        ==========   ==========     ==========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.2% of net assets.

See Notes to Financial Statements.

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
FOREIGN BONDS -- 85.4%
AUSTRALIA -- 2.1%
    Australian Government
      8.75%, 08/15/08.................      2,200   $  1,692,880
    Federal National Mtge. Assoc.
      Global Bond
      6.375%, 08/15/07................      2,000      1,278,749
                                                    ------------
                                                       2,971,629
                                                    ------------
CANADA -- 3.6%
    Canadian Government
      7.00%, 12/01/06.................      1,500      1,134,991
      8.00%, 06/01/23.................      3,185      2,893,604
      8.00%, 06/01/27.................        780        720,041
    Province of Ontario
      8.25%, 12/01/05.................        200        158,306
    Province of Quebec
      7.75%, 03/30/06.................        200        153,877
                                                    ------------
                                                       5,060,819
                                                    ------------
DENMARK -- 1.3%
    Nykredit
      6.00%, 10/01/29.................     12,975      1,831,060
                                                    ------------
EUROPEAN CURRENCY UNIT -- 2.2%
    European Bank Reconstruction &
      Development
      6.00%, 05/06/99.................        970      1,080,381
    French Treasury Bill
      4.50%, 07/12/02.................      1,792      1,973,606
                                                    ------------
                                                       3,053,987
                                                    ------------
FRANCE -- 10.7%
    Caisse Nationale Des Autoroutes
      5.85%, 03/24/13.................     11,000      1,928,538
    French O.A.T
      5.50%, 04/25/04.................      7,000      1,215,674
      6.50%, 10/25/06.................      6,500      1,202,053
      5.50%, 10/25/07.................     18,000      3,120,660
      6.00%, 10/25/25.................      7,000      1,265,690
    French Treasury Bill
      7.75%, 04/12/00.................     16,000      2,812,556
      4.50%, 07/12/02.................     11,000      1,829,928
    Hydro-Quebec Government Guaranteed
      Note
      5.875%, 03/13/08................      5,000        864,720
    Province of British Columbia
      5.875%, 07/15/09................      3,500        615,435
    Province of Ontario
      5.875%, 07/21/09................      1,400        245,740
                                                    ------------
                                                      15,100,994
                                                    ------------
GERMANY -- 21.4%
    Bank Nederlandse Gemeenten
      6.25%, 08/10/00.................      1,000        574,229
      5.25%, 10/01/01.................      4,300      2,446,254
    Colt Telecom Group PLC Sr. Notes
      8.875%, 11/30/07................        600        366,268

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
    Federal National Mtge. Assoc.
      Global Bond
      5.00%, 02/16/01.................      3,500   $  1,973,735
    Federal Republic of Germany
      7.25%, 10/21/02.................      1,960      1,206,602
      7.50%, 11/11/04.................      2,250      1,442,487
      6.875%, 05/12/05................      3,600      2,251,907
      6.50%, 07/04/27.................      3,500      2,262,843
      5.625%, 01/04/28................      3,200      1,840,191
    Federal Republic of Germany
      Principal Strip [ZCB]
      5.499%, 07/04/07................      8,500      3,080,250
      6.179%, 07/04/27................      8,400        972,615
    Ford Motor Credit Corp. Global
      Bonds
      5.25%, 06/16/08.................      1,400        773,671
    Hydro-Quebec Government Guaranteed
      Note
      5.375%, 03/18/08................      1,300        727,862
    Institut Credito de Oficial
      Government Guaranteed
      5.00%, 12/18/08.................      1,400        776,460
    Inter-America Development Bank
      7.00%, 06/08/05.................      4,500      2,805,909
    KFW International Finance, Inc.
      6.75%, 06/20/05.................      4,500      2,779,732
    Minnesota Mining &
      Manufacturing Co.
      5.00%, 10/15/01.................        900        507,740
    Sunamerica Institutional Funding
      5.125%, 04/15/08................      2,800      1,564,273
    Tennessee Valley Authority Global
      Bond
      6.375%, 09/18/06................      3,000      1,820,953
                                                    ------------
                                                      30,173,981
                                                    ------------
GREECE -- 4.7%
    Greek Government
      9.20%, 03/21/02.................    500,000      1,632,542
      8.90%, 03/21/04.................  1,130,000      3,767,532
      8.60%, 03/26/08.................    350,000      1,213,520
                                                    ------------
                                                       6,613,594
                                                    ------------
HUNGARY -- 0.1%
    Hungarian Government
      16.00%, 02/12/01................     45,000        206,378
                                                    ------------
ITALY -- 8.2%
    Italian Government
      9.50%, 02/01/01.................  6,150,000      3,874,650
      8.25%, 07/01/01.................  3,715,000      2,305,847
      9.00%, 10/01/03.................  1,880,000      1,263,557
      8.75%, 07/01/06.................  2,895,000      2,031,899
      7.25%, 11/01/26.................  3,000,000      2,097,494
                                                    ------------
                                                      11,573,447
                                                    ------------

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
JAPAN -- 7.3%
    Asian Development Bank
      3.125%, 06/29/05................    200,000   $  1,592,391
    Central Bank of Tunisia
      4.95%, 09/27/11.................     65,000        512,258
    European Investment Bank
      4.625%, 02/26/03................     80,000        668,660
      3.00%, 09/20/06.................     50,000        400,349
    Export-Import Bank of Japan
      4.375%, 10/01/03................    360,000      3,002,486
    International Bank Reconstruction
      & Development Global Bond
      4.75%, 12/20/04.................    260,000      2,269,157
    Korea Industrial Leasing
      2.20%, 08/07/02.................     70,000        419,894
    Republic of Austria
      4.50%, 09/28/05.................    100,000        870,951
    Republic of Italy
      3.75%, 06/08/05.................     70,000        580,664
                                                    ------------
                                                      10,316,810
                                                    ------------
NETHERLANDS -- 1.7%
    Netherlands Government
      7.50%, 11/15/99.................      1,950      1,002,215
      9.00%, 01/15/01.................      2,500      1,367,846
                                                    ------------
                                                       2,370,061
                                                    ------------
PHILIPPINES -- 0.1%
    Philippines Government
      12.50%, 04/25/01................      8,000        166,476
                                                    ------------
POLAND -- 0.6%
    Government of Poland
      14.00%, 02/12/00................      3,000        797,099
                                                    ------------
PORTUGAL -- 0.8%
    European Investment Bank
      5.25%, 03/23/02.................    200,000      1,107,081
                                                    ------------
RUSSIA -- 1.1%
    GKO Pass-Through Notes
      19.00%, 07/01/98................  4,060,539        649,929
      47.372%, 11/18/98...............      3,700        452,525
      33.729%, 03/24/99...............      5,021        510,519
                                                    ------------
                                                       1,612,973
                                                    ------------
SOUTH AFRICA -- 1.1%
    Republic of South Africa
      13.00%, 08/31/10................     10,000      1,497,250
                                                    ------------
SPAIN -- 2.8%
    Spanish Government
      10.90%, 08/30/03................    341,000      2,856,145
      10.00%, 02/28/05................    136,000      1,147,769
                                                    ------------
                                                       4,003,914
                                                    ------------
SWEDEN -- 1.7%
    Swedish Government
      5.50%, 04/12/02.................     19,000      2,464,352
                                                    ------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
UNITED KINGDOM -- 13.9%
    Alliance & Leicester BLD
      8.75%, 12/07/06.................      1,500   $  2,788,793
    Annington Finance
      7.75%, 10/02/11.................        500        948,961
    Bank of Scotland
      8.375%, 12/29/49................        450        802,914
    Federal National Mtge. Assoc.
      Global Bond
      6.875%, 06/07/02................        990      1,651,817
    Guaranteed Export Finance Corp.
      10.625%, 09/15/01...............      1,550      2,831,865
    Halifax Building Society
      8.75%, 07/10/06.................        600      1,120,608
      9.375%, 05/15/21................        840      1,845,655
    National Power Co. PLC
      8.375%, 08/02/06................        870      1,569,539
    Republic of Austria
      9.00%, 07/22/04.................        660      1,231,373
    Swiss Bank Corp. Jersey
      8.75%, 12/18/25.................        520      1,129,534
    United Kingdom Treasury
      8.00%, 06/07/21.................      1,690      3,667,461
                                                    ------------
                                                      19,588,520
                                                    ------------
TOTAL FOREIGN BONDS
  (COST $121,440,697)............................    120,510,425
                                                    ------------

                                           PAR
                                          (000)
                                          -----
SOVEREIGN ISSUES -- 8.3%
ARGENTINA -- 0.8%
    Republic of Argentina Debs. [FRB,
      BRB]
      6.625%, 03/31/05..................  $  436        385,795
    Republic of Argentina Unsub. Debs.
      [FRB, BRB]
      11.375%, 01/30/17.................     250        265,625
    Republic of Argentina, Par
      Government Guaranteed Bond [FRB,
      BRB]
      5.75%, 03/31/23...................     575        425,859
                                                   ------------
                                                      1,077,279
                                                   ------------
BRAZIL -- 1.3%
    Republic of Brazil Debs., EI Bond
      [FRB, BRB]
      6.625%, 04/15/06..................      49         39,937
    Republic of Brazil Debs., IDU Bond
      [FRB, BRB]
      6.875%, 01/01/01..................     363        344,330
    Republic of Brazil Capitalization
      Z-Bond [FRB, BRB]
      5.00%, 04/15/14...................   1,247        918,270
    Republic of Brazil Disc. Bond [FRN,
      BRB]
      6.688%, 04/15/12..................     200        139,500

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Republic of Brazil Global Bond
      10.125%, 05/15/27.................  $  250   $    215,781
    Republic of Brazil New Money Bond
      [FRB, BRB]
      6.688%, 04/15/09..................     155        117,180
                                                   ------------
                                                      1,774,998
                                                   ------------
BULGARIA -- 1.1%
    National Republic of Bulgaria Debs.
      [FRN, BRB]
      6.563%, 07/28/11..................   1,025        777,078
      2.25%, 07/28/12...................   1,270        789,781
                                                   ------------
                                                      1,566,859
                                                   ------------
KOREA -- 0.7%
    Republic of Korea
      8.875%, 04/15/08..................     850        781,469
    Samsung Electronics America 144A
      9.75%, 05/01/03...................     250        230,625
                                                   ------------
                                                      1,012,094
                                                   ------------
MEXICO -- 1.3%
    Banco Nacional de Comercio Exterier
      Debs.
      7.25%, 02/02/04...................     120        112,275
    United Mexican States [BRB]
      6.25%, 12/31/19...................     500        412,244
    United Mexican States Global Bond
      9.875%, 01/15/07..................     100        104,125
      11.375%, 09/15/16.................   1,125      1,260,000
                                                   ------------
                                                      1,888,644
                                                   ------------
POLAND -- 0.6%
    Government of Poland PDI [STEP, BRB]
      4.00%, 10/27/14...................     375        339,375
    Government of Poland REG -- PAR
      [STEP, BRB]
      3.00%, 10/27/24...................     250        166,250
    Poland Communications, Inc. Sr.
      Notes
      9.875%, 11/01/03..................     300        292,500
                                                   ------------
                                                        798,125
                                                   ------------
RUSSIA -- 1.5%
    City of Moscow Unsub. Debs.
      9.50%, 05/31/00...................     100         87,750
    Russia Interest Note -- US [FRN]
      6.625%, 12/15/15..................   1,540        856,390

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Russia Ministry of Finance Unsub.
      Debs.
      10.00%, 06/26/07..................  $  330   $    251,212
    Russia Principal Loans [FRN]
      3.313%, 12/15/20..................   1,800        857,250
                                                   ------------
                                                      2,052,602
                                                   ------------
SOUTH AFRICA -- 0.2%
    Ivory Coast [FLIRB]
      2.00%, 03/29/18...................   1,000        321,250
                                                   ------------
VENEZUELA -- 0.8%
    Republic of Venezuela Debs. [FRN,
      BRB]
      6.625%, 12/18/07..................   1,357      1,127,379
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (COST $12,038,925)............................     11,619,230
                                                   ------------
TOTAL INVESTMENTS -- 93.7%
  (COST $133,479,622)...........................    132,129,655
OTHER ASSETS LESS LIABILITIES -- 6.3%...........      8,943,858
                                                   ------------
NET ASSETS -- 100.0%............................   $141,073,513
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1998:

                                             IN                        UNREALIZED
SETTLEMENT               CONTRACTS TO     EXCHANGE      CONTRACTS     APPRECIATION
  MONTH      TYPE           RECEIVE          FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/98        Buy    CAD      2,460,000   $ 1,673,469   $ 1,673,925      $    456
07/98        Buy    DEM      2,661,000     1,500,000     1,474,957       (25,043)
07/98        Buy    JPY  1,082,541,250     7,776,877     7,831,874        54,997
                                         -----------   -----------      --------
                                         $10,950,346   $10,980,756      $ 30,410
                                         ===========   ===========      ========

                                                   IN          UNREALIZED
SETTLEMENT               CONTRACTS TO           EXCHANGE      APPRECIATION
  MONTH      TYPE           RECEIVE                FOR       (DEPRECIATION)
---------------------------------------------------------------------------
07/98        Buy    CAD        740,854   AUD       795,334      $ 11,000
07/98        Buy    CAD        407,322   DEM       500,000           (74)
07/98        Buy    CAD        855,750   GBP       350,000        (1,037)
09/98        Buy    CAD      2,245,023   ZAR     8,683,750       122,154
07/98        Buy    DEM      3,288,783   AUD     3,088,059       (90,556)
07/98        Buy    DEM      3,000,000   GBP     1,034,060       (61,576)
07/98        Buy    JPY    183,585,000   NZD     2,500,000        30,574
07/98        Buy    JPY    525,966,238   GBP     2,271,011        20,099
07/98        Buy    NZD      2,500,000   JPY   176,500,000        20,464
                                                                --------
                                                                $ 51,048
                                                                ========

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period year, these securities amounted to 0.2% of net assets.

See Notes to Financial Statements.

NEUBERGER&BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 93.9%
ADVERTISING -- 1.4%
    Outdoor Systems, Inc.* ...........    106,850   $  2,991,800
                                                    ------------
AIRLINES -- 2.3%
    Southwest Airlines Co. ...........     92,600      2,743,275
    US Airways Group, Inc.* ..........     29,000      2,298,250
                                                    ------------
                                                       5,041,525
                                                    ------------
AUTOMOTIVE PARTS -- 1.6%
    Hayes Lemmerz International,
      Inc.* ..........................     84,700      3,366,825
                                                    ------------
BROADCASTING -- 3.1%
    Capstar Broadcasting Corp.
      Cl-A* ..........................     94,100      2,364,262
    Chancellor Media Corp.* ..........     90,000      4,469,062
                                                    ------------
                                                       6,833,324
                                                    ------------
BUSINESS SERVICES -- 3.1%
    Robert Half International,
      Inc.* ..........................     55,000      3,073,125
    Staff Leasing, Inc.* .............     75,300      2,221,350
    StaffMark, Inc.* .................     41,600      1,523,600
                                                    ------------
                                                       6,818,075
                                                    ------------
CHEMICALS -- 0.4%
    Cytec Industries, Inc.* ..........     20,400        902,700
                                                    ------------
CLOTHING & APPAREL -- 0.9%
    Abercrombie & Fitch Co. Cl-A* ....     43,300      1,905,200
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 15.2%
    BMC Software, Inc.* ..............     56,400      2,929,275
    Cadence Design Systems, Inc.* ....     80,900      2,528,125
    Cambridge Technology Partners,
      Inc.* ..........................     34,800      1,900,950
    CBT Group PLC [ADR]* .............     63,700      3,407,950
    Citrix Systems, Inc.* ............     61,700      4,218,737
    Edwards, (J.D.) & Co.* ...........     81,300      3,490,819
    Excite, Inc.* ....................     12,700      1,187,450
    Network Appliance, Inc.* .........     85,500      3,329,156
    Network Associates, Inc.* ........     86,900      4,160,337
    Saville Systems Ireland PLC
      [ADR]* .........................     54,000      2,706,750
    Sterling Commerce, Inc.* .........     65,000      3,152,500
                                                    ------------
                                                      33,012,049
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 2.0%
    Estee Lauder Companies, Inc.
      Cl-A ...........................     42,700      2,975,656
    Rexall Sundown, Inc.* ............     39,300      1,385,325
                                                    ------------
                                                       4,360,981
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.3%
    AES Corp.* .......................     76,500      4,021,031
    Analog Devices, Inc.* ............     68,500      1,682,531
    Sanmina Corp.* ...................     84,600      3,669,525
                                                    ------------
                                                       9,373,087
                                                    ------------
ENVIRONMENTAL SERVICES -- 2.1%
    Eastern Environmental Services,
      Inc.* ..........................     53,600      1,822,400
    USA Waste Services, Inc.* ........     57,500      2,839,062
                                                    ------------
                                                       4,661,462
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL-BANK & TRUST -- 4.3%
    GreenPoint Financial Corp. .......     81,200   $  3,055,150
    Northern Trust Corp. .............     41,500      3,164,375
    State Street Boston Corp. ........     45,900      3,190,050
                                                    ------------
                                                       9,409,575
                                                    ------------
FINANCIAL SERVICES -- 4.8%
    Bear Stearns Companies, Inc. .....     32,200      1,831,375
    FINOVA Group, Inc. ...............     60,800      3,442,800
    FIRSTPLUS Financial Group,
      Inc.* ..........................     58,600      2,109,600
    SunAmerica, Inc. .................     54,900      3,153,319
                                                    ------------
                                                      10,537,094
                                                    ------------
FOOD -- 2.3%
    American Italian Pasta Co.
      Cl-A* ..........................     46,200      1,720,950
    Suiza Foods Corp.* ...............     54,200      3,235,063
                                                    ------------
                                                       4,956,013
                                                    ------------
HEALTHCARE SERVICES -- 3.9%
    Alternative Living Services,
      Inc.* ..........................     78,300      2,114,100
    Omnicare, Inc. ...................     89,300      3,404,563
    Quintiles Transnational Corp.* ...     61,000      3,000,438
                                                    ------------
                                                       8,519,101
                                                    ------------
HOTELS & MOTELS -- 1.1%
    Promus Hotel Corp.* ..............     59,277      2,282,165
                                                    ------------
INSURANCE -- 3.1%
    Ace Ltd. .........................     53,500      2,086,500
    EXEL Ltd. ........................     33,500      2,606,719
    The Equitable Companies, Inc. ....     27,700      2,075,769
                                                    ------------
                                                       6,768,988
                                                    ------------
MACHINERY & EQUIPMENT -- 1.1%
    Cooper Cameron Corp.* ............     47,600      2,427,600
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.9%
    HBO & Co. ........................     84,600      2,982,150
    Sofamor Danek Group, Inc.* .......     20,900      1,809,156
    STERIS Corp.* ....................     24,300      1,545,328
                                                    ------------
                                                       6,336,634
                                                    ------------
OFFICE EQUIPMENT -- 4.1%
    HON INDUSTRIES, Inc. .............    107,400      3,651,600
    Staples, Inc.* ...................    180,000      5,208,750
                                                    ------------
                                                       8,860,350
                                                    ------------
OIL & GAS -- 2.0%
    BJ Services Co.* .................     71,700      2,083,781
    Noble Drilling Corp.* ............     97,400      2,343,688
                                                    ------------
                                                       4,427,469
                                                    ------------
PERSONAL SERVICES -- 1.4%
    Sylvan Learning Systems, Inc.* ...     95,800      3,137,450
                                                    ------------
PHARMACEUTICALS -- 5.6%
    Biogen, Inc.* ....................     62,500      3,062,500
    Cardinal Health, Inc. ............     30,600      2,868,750
    Elan Corp. PLC [ADR]* ............     59,200      3,807,300
    Watson Pharmaceuticals, Inc.*.....     51,700      2,413,744
                                                    ------------
                                                      12,152,294
                                                    ------------

NEUBERGER&BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PRINTING & PUBLISHING -- 0.7%
    Valassis Communications, Inc.* ...     39,900   $  1,538,644
                                                    ------------
RESTAURANTS -- 3.0%
    Brinker International, Inc.* .....    125,500      2,415,875
    CKE Restaurants, Inc. ............    101,700      4,195,125
                                                    ------------
                                                       6,611,000
                                                    ------------
RETAIL & MERCHANDISING -- 7.6%
    Costco Companies, Inc.* ..........     54,500      3,436,906
    General Nutrition Companies,
      Inc.* ..........................    105,800      3,293,025
    Linens 'n Things, Inc.* ..........    111,900      3,419,944
    PETsMART, Inc.* ..................    152,400      1,524,000
    TJX Companies, Inc. ..............    197,400      4,762,275
                                                    ------------
                                                      16,436,150
                                                    ------------
TELECOMMUNICATIONS -- 8.5%
    Advanced Fibre Communications,
      Inc.* ..........................     53,900      2,159,369
    CIENA Corp.* .....................     48,000      3,342,000
    Comcast Corp. Cl-A ...............     51,000      2,070,281
    ICG Communications, Inc.* ........     37,900      1,385,719
    Intermedia Communications,
      Inc.* ..........................     36,700      1,539,106
    International Network
      Services* ......................     37,900      1,553,900
    NEXTLINK Communications, Inc.
      Cl-A* ..........................     58,400      2,211,900
    RSL Communications Ltd. Cl-A* ....     95,900      2,877,000
    SmarTalk TeleServices, Inc.* .....     87,600      1,275,675
                                                    ------------
                                                      18,414,950
                                                    ------------
TRANSPORTATION -- 1.1%
    Avis Rent A Car, Inc.* ...........    100,300      2,482,425
                                                    ------------
TOTAL COMMON STOCK
  (COST $198,788,109).................               204,564,930
                                                    ------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
COMMERCIAL PAPER -- 6.0%
    Bell Atlantic Network Funding
      5.56%, 07/28/98..................  $2,000   $  1,991,660
    Goldman, Sachs & Co.
      5.60%, 07/02/98..................   3,000      2,999,533
    Koch Industries, Inc.+
      5.60%, 07/01/98..................   3,000      3,000,000
    Merrill Lynch & Co.
      5.82%, 07/06/98..................   4,000      3,996,767
    Met Life Funding Corp.
      5.53%, 07/10/98..................   1,000        998,618
                                                  ------------
    (COST $12,986,578).................             12,986,578
                                                  ------------

                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 3.6%
    Temporary Investment Cash Fund ...  3,903,998      3,903,998
    Temporary Investment Fund ........  3,903,997      3,903,997
                                                    ------------
    (COST $7,807,995).................                 7,807,995
                                                    ------------

TOTAL INVESTMENTS -- 103.5%
  (COST $219,582,682)..................             225,359,503
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (3.5%).....................              (7,580,481)
                                                   ------------
NET ASSETS -- 100.0%...................            $217,779,022
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 1.4% of net assets.

See Notes to Financial Statements.

FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 81.9%
AUSTRIA -- 0.6%
    KTM -- Motorradholding AG........     11,250   $   877,037
                                                   -----------
CANADA -- 2.4%
    Cinar Films, Inc. Cl-B*..........    117,450     2,290,275
    Dorel Industries, Inc. Cl-B*.....     28,200       910,890
                                                   -----------
                                                     3,201,165
                                                   -----------
CHILE -- 0.8%
    Compania Cervecerias Unidas SA
      [ADR]..........................     33,575       709,272
    Distribucion y Servicio D&S SA
      [ADR]*.........................     23,300       349,500
                                                   -----------
                                                     1,058,772
                                                   -----------
DENMARK -- 2.0%
    Kobenhavns Lufthavne AS..........     16,950     2,056,201
    Vestas Wind Systems AS 144A*.....     15,650       617,851
                                                   -----------
                                                     2,674,052
                                                   -----------
FINLAND -- 4.8%
    KCI Konecranes International
      PLC............................     33,200     1,682,244
    Raision Tehtaat Oy...............    258,500     4,692,736
                                                   -----------
                                                     6,374,980
                                                   -----------
FRANCE -- 7.3%
    Altran Technologies SA...........     22,600     5,132,260
    Coflexip SA [ADR]................     28,850     1,763,456
    Dassault Systemes SA.............     60,650     2,858,942
                                                   -----------
                                                     9,754,658
                                                   -----------
GERMANY -- 13.9%
    Douglas Holding AG...............     30,725     1,625,589
    Marschollek, Lautenschlaeger und
      Partner AG Non-Voting Pfd......      8,050     3,946,887
    Porsche AG Pfd...................      1,500     4,346,188
    Schmalbach Lubeca AG.............     14,935     3,681,975
    Schwarz Pharma AG................     33,750     2,627,034
    Sixt AG..........................      9,075     1,395,164
    Turbon International AG..........     48,775     1,068,709
                                                   -----------
                                                    18,691,546
                                                   -----------
HONG KONG -- 2.4%
    VTech Holdings Ltd...............    854,000     3,179,666
                                                   -----------
IRELAND -- 1.3%
    Ryanair Holdings PLC [ADR]*......     47,325     1,685,953
                                                   -----------
ISRAEL -- 0.5%
    NICE Systems Ltd. [ADR]*.........     18,000       675,000
                                                   -----------

                                        SHARES        VALUE
                                        ------        -----
ITALY -- 3.0%
    Bulgari SPA......................    338,325   $ 1,773,896
    Gruppo Editoriale L'Espresso
      SPA............................     71,100       589,983
    Industrie Natuzzi SPA [ADR]......     65,775     1,710,150
                                                   -----------
                                                     4,074,029
                                                   -----------
JAPAN -- 2.2%
    Doutor Coffee Co. Ltd. ..........     35,000       892,748
    Fuji Soft ABC, Inc...............     24,500       833,231
    Meitec...........................     10,000       345,859
    Nippon System Development........     38,000       903,556
                                                   -----------
                                                     2,975,394
                                                   -----------
MALAYSIA -- 0.0%
    Kentucky Fried Chicken Holdings
      Warrants*......................     21,333         1,594
                                                   -----------
MEXICO -- 1.9%
    Grupo Iusacell SA [ADR]*.........    106,275     1,461,281
    Grupo Posadas SA Cl-A*...........  1,750,325     1,059,618
                                                   -----------
                                                     2,520,899
                                                   -----------
NETHERLANDS -- 6.4%
    Beter Bed Holding NV.............     21,700       789,393
    Brunel International NV..........     31,025     1,288,756
    Ceteco Holding NV................      5,675       308,269
    Hunter Douglas NV................     41,700     2,265,168
    IHC Caland NV....................     22,925     1,290,378
    Nutreco Holding NV...............     37,575     1,315,167
    Toolex International NV*.........     74,250     1,383,368
                                                   -----------
                                                     8,640,499
                                                   -----------
NORWAY -- 2.9%
    Kverneland AS....................     17,150       446,991
    Narvesen ASA.....................     16,000       333,614
    Petroleum Geo-Services [ADR]*....     38,250     1,166,625
    Tomra Systems ASA................     67,000     2,008,200
                                                   -----------
                                                     3,955,430
                                                   -----------
SPAIN -- 5.0%
    Tele Pizza SA*...................    627,500     6,660,705
                                                   -----------
SWEDEN -- 3.3%
    Haldex AB........................     49,410       892,174
    NetCom Systems AB Cl-B*..........     66,600     2,551,276
    Ortivus AB Cl-B*.................     50,200       786,839
    Semcom AB........................     21,000       206,710
                                                   -----------
                                                     4,436,999
                                                   -----------

FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
UNITED KINGDOM -- 21.2%
    British-Borneo Petroleum
      Syndicate PLC..................    271,023   $ 1,349,824
    BTG PLC..........................     77,050     1,073,460
    Cairn Energy PLC*................    212,575       968,281
    Capital Radio PLC................    131,650     1,556,279
    Eidos PLC [ADR]*.................     47,175       630,966
    Energis PLC*.....................     94,575     1,439,912
    Flextech PLC*....................    198,150     1,826,641
    ICON PLC [ADR]...................     13,375       337,719
    JBA Holdings PLC.................    197,450     2,009,619
    Misys PLC........................     36,142     2,055,729
    Parity PLC.......................    213,800     2,802,081
    PizzaExpress PLC.................    286,150     4,091,677
    Psion PLC........................    324,400     3,518,203
    Select Appointments Holdings
      PLC............................    127,475     1,807,885
    Smallworldwide PLC [ADR]*........     23,725       690,991
    Virgin Express Holdings PLC
      [ADR]*.........................     32,150       415,941
    Wetherspoon, (J.D.) PLC..........    378,400     1,846,731
                                                   -----------
                                                    28,421,939
                                                   -----------
TOTAL FOREIGN STOCK
  (COST $76,459,789).................              109,860,317
                                                   -----------
COMMON STOCK -- 3.9%
CLOTHING & APPAREL -- 0.9%
    Tefron Ltd.*.....................     55,450     1,219,900
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    New Dimension Software Ltd.*.....      9,500       318,844
                                                   -----------
ENTERTAINMENT & LEISURE -- 0.7%
    Metromedia International Group,
      Inc.*..........................     75,225       897,998
                                                   -----------
EQUIPMENT SERVICES -- 0.9%
    Rofin-Sinar Technologies,
      Inc.*..........................     64,975     1,153,306
                                                   -----------
TELECOMMUNICATIONS -- 1.2%
    Global TeleSystems Group,
      Inc.*..........................     32,500     1,584,375
                                                   -----------
TOTAL COMMON STOCK
  (COST $4,669,387)..................                5,174,423
                                                   -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
COMMERCIAL PAPER -- 13.9%
    American Express Credit Corp.
      5.95%, 07/02/98...................  $6,268  $  6,266,964
    Merrill Lynch & Co.
      6.00%, 07/01/98...................   5,175     5,175,000
    PHH Corp.
      6.45%, 07/01/98...................   1,000     1,000,000
    Prudential Funding Corp.
      5.50%, 07/01/98...................   6,209     6,209,000
                                                  ------------
    (COST $18,650,964)..................            18,650,964
                                                  ------------
TOTAL INVESTMENTS -- 99.7%
  (COST $99,780,140)............................   133,685,704
OTHER ASSETS LESS LIABILITIES -- 0.3%...........       376,210
                                                  ------------
NET ASSETS -- 100.0%............................  $134,061,914
                                                  ============

Foreign currency exchange contracts outstanding at June 30, 1998:

                                           IN                    UNREALIZED
SETTLEMENT               CONTRACTS TO   EXCHANGE   CONTRACTS    APPRECIATION
  MONTH      TYPE          RECEIVE        FOR      AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------
07/98        Buy    ATS      941,371    $74,197    $ 74,130         $(67)
07/98        Buy    GBP      123,834    206,611     206,572          (39)
07/98        Buy    MXP      414,123     46,056      46,072           16
07/98        Buy    NOK    1,296,004    169,457     168,893         (564)
                                        --------   --------        -----
                                        $496,321   $495,667        $(654)
                                        ========   ========        =====

                                            IN
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS      UNREALIZED
  MONTH      TYPE          DELIVER         FOR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
07/98        Sell   GBP      668,194    $1,113,364   $1,114,810       $1,446
                                        ==========   ==========       ======

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.5% of net assets.

See Notes to Financial Statements.

T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 81.0%
BUILDING & REAL ESTATE -- 4.0%
    Apartment Investment & Management
      Co. Cl-A [REIT].................     10,700   $    422,650
    Camden Property Trust.............     20,600        612,850
    Equity Office Properties Trust
      [REIT]..........................     15,735        446,481
    Post Properties, Inc. [REIT]......     16,000        616,000
    Security Capital Group, Inc.
      Warrants*.......................      1,804            620
    Security Capital Pacific Trust
      [REIT]..........................     25,285        568,912
    United Dominion Realty Trust......     50,000        693,750
    Weeks Corp. ......................     21,000        664,125
                                                    ------------
                                                       4,025,388
                                                    ------------
CHEMICALS -- 3.2%
    Great Lakes Chemical Corp. .......     30,300      1,194,956
    Hercules, Inc. ...................     16,000        658,000
    Millennium Chemicals, Inc. .......     30,500      1,033,187
    Octel Corp. ......................     15,575        309,553
                                                    ------------
                                                       3,195,696
                                                    ------------
DIVERSIFIED METALS -- 3.9%
    Allegheny Teledyne, Inc. .........     25,000        571,875
    Nucor Corp. ......................     28,500      1,311,000
    Reynolds Metals Co. ..............     35,300      1,974,594
                                                    ------------
                                                       3,857,469
                                                    ------------
DIVERSIFIED RESOURCES -- 4.6%
    Burlington Northern Santa Fe
      Corp. ..........................     10,800      1,060,425
    IMC Global, Inc. .................     15,300        460,912
    Imperial Holly Corp. .............    120,000      1,087,500
    Penn Virginia Corp. ..............     25,700        664,987
    Waste Management, Inc. ...........     30,900      1,081,500
    Western Water Co.*................     28,000        266,000
                                                    ------------
                                                       4,621,324
                                                    ------------
ENERGY SERVICES -- 10.6%
    BJ Services Co.*..................     27,000        784,687
    Camco International, Inc. ........     21,600      1,682,100
    Carbo Ceramics, Inc. .............     30,750      1,049,344
    Coflexip SA [ADR].................     15,600        953,550
    Cooper Cameron Corp.*.............     22,800      1,162,800
    Halliburton Co. ..................     23,600      1,051,675
    Hanover Compressor Co.*...........     37,400      1,012,137
    McDermott International, Inc. ....     34,300      1,181,206
    Smith International, Inc.*........     11,800        410,788
    Western Atlas, Inc.*..............     16,000      1,358,000
                                                    ------------
                                                      10,646,287
                                                    ------------
FOREST PRODUCTS -- 8.3%
    Asia Pulp & Paper Co. Ltd.
      [ADR]*..........................     35,000        393,750
    Champion International Corp. .....      9,000        442,688
    Domtar, Inc. .....................    232,300      1,568,025
    Fort James Corp. .................     25,100      1,116,950

                                         SHARES        VALUE
                                         ------        -----
    Georgia Pacific Group.............     20,300   $  1,196,431
    Jefferson Smurfit Corp.*..........     90,600      1,424,119
    Kimberly-Clark Corp. .............     19,700        903,738
    Louisiana Pacific Corp. ..........     73,000      1,332,250
                                                    ------------
                                                       8,377,951
                                                    ------------
INTEGRATED PETROLEUM -- 21.7%
    Amerada Hess Corp. ...............     54,000      2,932,875
    Atlantic Richfield Co. ...........     13,000      1,015,625
    British Petroleum Co. PLC [ADR]...     25,600      2,259,200
    Chevron Corp. ....................      7,000        581,438
    Exxon Corp. ......................      9,000        641,813
    Mobil Corp. ......................     49,200      3,769,950
    Petroleo Brasileiro SA [ADR]
      144A............................     58,600      1,089,304
    Royal Dutch Petroleum Co. ........     40,000      2,192,500
    Societe Nationale Elf Aquitaine SA
      [ADR]...........................     14,500      1,029,500
    Texaco, Inc. .....................     22,000      1,313,125
    Total SA [ADR]....................     38,000      2,484,250
    USX-Marathon Group................     73,500      2,521,969
                                                    ------------
                                                      21,831,549
                                                    ------------
MISCELLANEOUS ENERGY -- 2.0%
    Niagara Mohawk Power Corp.*.......    137,000      2,046,438
                                                    ------------
NON-FERROUS METALS -- 2.8%
    Inco Ltd. ........................    137,800      1,877,525
    Phelps Dodge Corp. ...............     16,600        949,313
                                                    ------------
                                                       2,826,838
                                                    ------------
OIL & GAS -- 1.8%
    Burlington Resources, Inc. .......     19,200        826,800
    Union Pacific Resources Group,
      Inc. ...........................     53,000        930,813
                                                    ------------
                                                       1,757,613
                                                    ------------
PETROLEUM EXPLORATION & PRODUCTION -- 7.2%
    Barrett Resources Corp.*..........     15,100        565,306
    EEX Corp.*........................    202,000      1,893,750
    Noble Affiliates, Inc. ...........      5,400        205,200
    Ocean Energy, Inc. ...............     81,180      1,588,084
    Pioneer Natural Resources Co. ....     46,000      1,098,250
    Rutherford-Moran Oil Corp.*.......     35,300        710,413
    Santa Fe Energy Resources,
      Inc.*...........................    111,100      1,194,325
                                                    ------------
                                                       7,255,328
                                                    ------------
PRECIOUS METALS -- 10.9%
    Battle Mountain Gold Co. .........    272,000      1,615,000
    Cambior, Inc. ....................    140,400        824,850
    Canyon Resources Corp.*...........    368,400        276,300
    Dayton Mining Corp.*..............     49,700         34,169
    Getchell Gold Corp. ..............     48,500        727,500
    Gold Fields Ltd. [ADR]*...........     61,698        261,871
    Gold Fields of South Africa Ltd.
      [ADR]...........................     24,300        280,969
    Homestake Mining Co. .............    163,700      1,698,388
    Newmont Mining Corp. .............    116,224      2,745,792

T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Placer Dome, Inc. ................    147,300   $  1,730,775
    TVX Gold, Inc.*...................    260,900        799,006
                                                    ------------
                                                      10,994,620
                                                    ------------
TOTAL COMMON STOCK
  (COST $79,751,291)..................                81,436,501
                                                    ------------
PREFERRED STOCK -- 1.2%
BUILDING & REAL ESTATE -- 1.1%
    Rouse Co. $3.00 Cl-B..............     22,000      1,094,500
                                                    ------------
PRECIOUS METALS -- 0.1%
    Amax Gold, Inc. $3.75 Cl-B........      1,700         75,119
                                                    ------------
TOTAL PREFERRED STOCK
  (COST $1,134,004)...................                 1,169,619
                                                    ------------
FOREIGN STOCK -- 15.1%
BUILDING & REAL ESTATE -- 1.2%
    Security Capital U.S. Realty --
      (NLG)*..........................     60,000        798,000
    Sun International -- (ZAR)........  1,150,000        388,539
                                                    ------------
                                                       1,186,539
                                                    ------------
DIVERSIFIED METALS -- 2.9%
    AVMIN Ltd. -- (ZAR)...............    887,800        527,553
    Lonrho PLC -- (GBP)...............    298,559      1,404,771
    Rio Tinto PLC -- (GBP)............     87,000        979,828
                                                    ------------
                                                       2,912,152
                                                    ------------
DIVERSIFIED RESOURCES -- 0.3%
    Lonrho Africa PLC -- (GBP)........    229,759        281,764
                                                    ------------
FOREST PRODUCTS -- 1.7%
    Macmillan Bloedel Ltd. -- (CAD)...    164,000      1,750,921
                                                    ------------
NON-FERROUS METALS -- 1.3%
    Bougainville Copper
      Ltd. -- (AUD)*..................    882,542        207,675
    WMC Ltd. -- (AUD).................    358,936      1,080,235
                                                    ------------
                                                       1,287,910
                                                    ------------
PETROLEUM EXPLORATION & PRODUCTION -- 0.3%
    Northstar Energy
      Corp. -- (CAD)*.................     41,000        313,660
                                                    ------------
PRECIOUS METALS -- 7.4%
    Anglo American Platinum Corp.
      Ltd. -- (ZAR)...................     50,139        549,058
    Banro Resource Corp. -- (CAD)*....    126,600        344,363

                                         SHARES        VALUE
                                         ------        -----
    Banro Resource Corp. Special --
      (CAD)*..........................     91,630   $    249,242
    Banro Resource Corp. Special
      Warrants (CAD)*.................     75,000        163,205
    Banro Resources Corp. Restricted
      Warrants -- (CAD)*..............     45,815              0
    Gencor Ltd. -- (ZAR)..............    738,000      1,146,465
    Gold Fields Ltd. -- (ZAR)*........    125,570        532,978
    Goldfields Ltd. -- (AUD)*.........    965,000      1,075,635
    Normandy Mining Ltd. -- (AUD).....    458,658        374,911
    Prime Resources Group, Inc. --
      (CAD)...........................    328,000      2,297,387
    Samax -- (CAD)*...................    193,500        703,976
                                                    ------------
                                                       7,437,220
                                                    ------------
TOTAL FOREIGN STOCK
  (COST $20,082,337)..................                15,170,166
                                                    ------------

                                           PAR
                                          (000)
                                        ---------
COMMERCIAL PAPER -- 1.8%
    Diageo Capital Corp.+
      5.51%, 07/28/98.................  $   1,300      1,294,628
    Du Pont, (E.I.) de Nemours & Co.
      5.52%, 07/20/98.................        490        488,572
                                                    ------------
    (COST $1,783,200).................                 1,783,200
                                                    ------------
                                         SHARES
                                        ---------
SHORT-TERM INVESTMENTS -- 0.3%
    Temporary Investment Cash Fund
    (COST $359,623)...................    359,623        359,623
                                                    ------------
TOTAL INVESTMENTS -- 99.4%
  (COST $103,110,455).................                99,919,109
OTHER ASSETS LESS
  LIABILITIES -- 0.6%.................                   570,686
                                                    ------------
NET ASSETS -- 100.0%..................              $100,489,795
                                                    ============

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 1.3% of net assets.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

See Notes to Financial Statements.

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)         VALUE
                                          -----         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 70.8%
FEDERAL HOME LOAN MORTGAGE CORP. -- 12.6%
      8.50%, 01/01/25................    $13,824     $ 14,428,435
      8.75%, 10/01/01................      1,328        1,365,850
      6.50%, 07/14/28 [TBA]..........     22,000       21,938,180
                                                     ------------
                                                       37,732,465
                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 26.6%
      6.379%, 03/01/17 [VR]..........      2,349        2,340,675
      6.988%, 05/01/25 [VR]..........      1,151        1,164,420
      7.50%, 01/25/22-05/01/24.......     60,746       62,503,270
      7.573%, 01/01/25 [VR]..........        352          359,330
      8.00%, 11/25/23................      3,488        3,590,586
      6.50%, 08/13/28 [TBA]..........     10,000        9,953,100
                                                     ------------
                                                       79,911,381
                                                     ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 31.6%
      6.875%, 01/20/26...............      6,545        6,667,609
      7.00%, 07/20/17-11/20/26.......     23,087       23,579,637
      7.375%, 05/20/24...............      2,542        2,594,763
      8.00%, 01/15/25-11/15/25.......      7,061        7,321,311
      6.50%, 07/21/28-09/21/28
        [TBA]........................     50,000       49,824,950
      6.875%, 03/20/24 [VR]..........      4,998        5,095,275
                                                     ------------
                                                       95,083,545
                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $211,183,613)....                 212,727,391
                                                     ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.7%
    Merrill Lynch Mtge. Investors,
    Inc. Cl-B [VR]
      7.218%, 06/15/21...............      1,003        1,023,254
    Resolution Trust Corp. [VR]
      7.442%, 07/25/28...............     10,000       10,067,280
                                                     ------------
    (COST $11,168,389)...............                  11,090,534
                                                     ------------
CORPORATE OBLIGATIONS -- 30.8%
AUTOMOBILE MANUFACTURERS -- 1.7%
    Ford Motor Credit Co.
      5.964%, 03/21/01...............      5,000        5,041,549
                                                     ------------
BUILDING MATERIALS -- 1.0%
    Cemex SA Notes 144A
      8.50%, 08/31/00................      3,000        3,030,000
                                                     ------------
CHEMICALS -- 1.7%
    Imperial Chemical, Inc. Euro
      Medium Term Notes [FRN]
      5.75%, 12/05/98................      5,000        5,006,525
                                                     ------------
FINANCIAL SERVICES -- 14.1%
    General Motors Acceptance Corp.
      Notes
      7.125%, 05/01/01...............      2,000        2,057,500
    Household Finance Co. Notes
      7.625%, 12/29/98...............     15,000       15,843,750
    Household Finance Co. Medium Term
      Sr. Notes
      7.15%, 06/15/00................     10,000       10,212,500

                                           PAR
                                          (000)         VALUE
                                          -----         -----
    New England Educational Loan
      Marketing Assoc. Medium Term
      Notes [FRN]
      5.857%, 06/11/01...............    $ 5,000     $  4,995,900
    Presidential Life Corp. Sr. Notes
      9.50%, 12/15/00................      8,000        8,188,000
    Salomon, Inc. Sr. Notes
      7.50%, 02/01/03................      1,000        1,046,250
                                                     ------------
                                                       42,343,900
                                                     ------------
FOOD -- 4.4%
    RJR Nabisco, Inc. Medium Term
      Notes
      7.625%, 09/15/03...............      5,000        4,971,250
    RJR Nabisco, Inc. Notes
      8.625%, 12/01/02...............      8,000        8,257,520
                                                     ------------
                                                       13,228,770
                                                     ------------
OIL & GAS -- 1.4%
    Gulf Canada Resources Ltd. Yankee
      Sr. Sub. Debs.
      9.25%, 01/15/04................      3,000        3,142,500
    Occidental Petroleum Corp. Sr.
      Notes
      6.40%, 04/01/03................      1,000        1,002,500
                                                     ------------
                                                        4,145,000
                                                     ------------
TELECOMMUNICATIONS -- 4.3%
    AT&T Capital Corp. Notes [FRN]
      144A
      6.05%, 04/01/99................      8,000        8,005,920
    TCI Communications, Inc. Sr.
      Notes [FRN]
      5.945%, 09/11/00...............      5,000        5,044,900
                                                     ------------
                                                       13,050,820
                                                     ------------
UTILITIES -- 2.2%
    Cleveland Electric Illuminating
      Co. Notes
      7.625%, 08/01/02...............      2,100        2,177,490
    Connecticut Lighting & Power Co.
      Notes
      7.25%, 07/01/99................      4,482        4,483,255
                                                     ------------
                                                        6,660,745
                                                     ------------
TOTAL CORPORATE OBLIGATIONS (COST
  $92,522,025).......................                  92,507,309
                                                     ------------
U.S. TREASURY OBLIGATIONS -- 1.1%
U.S. TREASURY BILLS -- 0.0%
      4.95%, 07/23/98................         35           34,899
      4.98%, 07/23/98................         15           14,957
                                                     ------------
                                                           49,856
                                                     ------------
U.S. TREASURY NOTES -- 1.1%
      6.25%, 06/30/02................      3,300        3,382,962
                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST
  $3,430,661)........................                   3,432,818
                                                     ------------

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)         VALUE
                                          -----         -----
SOVEREIGN ISSUES -- 4.6%
ARGENTINA -- 3.2%
    Republic of Argentina [FRB, BRB]
      6.625%, 03/31/05...............    $ 4,750     $  4,197,812
      8.726%, 04/10/05...............      4,000        4,010,000
    Republic of Argentina Bote 10
      [FRN, PIK]
      5.719%, 04/01/00...............      1,607        1,358,223
                                                     ------------
                                                        9,566,035
                                                     ------------
BRAZIL -- 1.1%
    Republic of Brazil-IDU Cl-A
      [FRB, BRB]
      6.875%, 01/01/01...............      3,500        3,322,714
                                                     ------------
CANADA -- 0.3%
    Hydro-Quebec Government
      Guaranteed Notes
      9.00%, 03/07/01................      1,000        1,067,536
                                                     ------------
TOTAL SOVEREIGN ISSUES (COST
  $13,917,118).......................                  13,956,285
                                                     ------------
                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                           (000)
FOREIGN BONDS -- 1.7%
NEW ZEALAND
    New Zealand Government 10.00%,
      03/15/02 (COST $5,169,010).....      8,900        5,076,122
                                                     ------------
                                             PAR
                                           (000)
COMMERCIAL PAPER -- 15.1%
    Abbott Laboratories, Inc.
      5.55%, 07/28/98................    $ 7,500        7,468,781
      5.51%, 07/16/98................      3,600        3,591,735
    Caisse D'amortissement de la
      Dette Sociale
      5.50%, 08/27/98................      1,900        1,884,055
    Coca-Cola Co.
      5.49%, 09/01/98................     10,000        9,905,277
    Du Pont, (E.I.) de Nemours & Co.
      5.49%, 07/10/98................        800          798,939

                                           PAR
                                          (000)         VALUE
                                          -----         -----
    Ford Motor Credit Co.
      5.52%, 07/03/98................    $   600     $    599,816
      5.69%, 07/10/98................      2,900        2,895,875
    KFW International Financial Corp.
      5.61%, 07/14/98................      7,400        7,385,009
    Motorola, Inc.
      5.49%, 07/24/98................      1,600        1,594,388
      5.49%, 09/24/98................        100           98,689
      5.50%, 09/24/98................      2,200        2,170,758
    National Rural Utilities
      Cooperative Finance Corp.
      5.50%, 07/28/98................      1,100        1,095,462
      5.50%, 09/03/98................      1,500        1,484,188
      5.49%, 09/10/98................        800          791,275
      5.50%, 09/17/98................        600          592,837
    New Center Asset Trust
      5.52%, 07/29/98................      2,500        2,489,267
    Procter & Gamble Co.
      5.47%, 07/01/98................        400          400,000
                                                     ------------
    (COST $45,247,796)...............                  45,246,351
                                                     ------------
REPURCHASE AGREEMENTS -- 4.7%
    Morgan Stanley Group, 5.65%,
      dated 06/30/98, maturing
      07/01/98, repurchase price
      $14,202,229 (Collateralized by
      U.S. Treasury Notes, par value
      $13,820,000, market value
      $14,498,419, due 02/29/00)
      (COST $14,200,000).............     14,200       14,200,000
                                                     ------------

                                         SHARES
                                         -------
SHORT-TERM INVESTMENTS -- 0.5%
    Temporary Investment Cash Fund...    779,067          779,067
    Temporary Investment Fund........    779,066          779,066
                                                     ------------
    (COST $1,558,133)................                   1,558,133
                                                     ------------
TOTAL INVESTMENTS -- 133.0% (COST
  $398,396,745)......................                 399,794,943
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (33.0%)..................                 (99,112,827)
                                                     ------------
NET ASSETS -- 100.0%.................                $300,682,116
                                                     ============

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

Interest rate swap agreement outstanding at June 30, 1998:

                                            NOTIONAL
                             EXPIRATION      AMOUNT        UNREALIZED
DESCRIPTION                     MONTH        (000)        APPRECIATION
-----------------------------------------------------------------------
Receive variable rate
 payments on the three-
 month LIBOR-BBA floating
 rate and pay fixed rate
 payments on the then
 current U.S. Treasury 10
 Year Notes with a spread
 of:
 36.50.....................     06/02        $7,000         $49,792
                                             ======         =======

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 3.7% of net assets.

See Notes to Financial Statements.

ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 100.3%
BUSINESS SERVICES -- 1.6%
    Robert Half International,
      Inc.* ..........................     83,500   $  4,665,562
                                                    ------------
COMPUTER HARDWARE -- 5.9%
    3Com Corp.* ......................    115,700      3,550,544
    Compaq Computer Corp. ............    271,600      7,706,650
    Seagate Technology, Inc.* ........    232,500      5,536,406
                                                    ------------
                                                      16,793,600
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 9.2%
    Cadence Design Systems, Inc.* ....     65,800      2,056,250
    CompUSA, Inc.* ...................    243,052      4,390,127
    Electronic Arts, Inc.* ...........     68,600      3,704,400
    Ingram Micro, Inc. Cl-A* .........     65,800      2,911,650
    Microsoft Corp.* .................     96,800     10,490,700
    PeopleSoft, Inc.* ................     61,500      2,890,500
                                                    ------------
                                                      26,443,627
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 8.9%
    Applied Materials, Inc.* .........    237,900      7,018,050
    General Electric Co. .............    103,900      9,454,900
    Texas Instruments, Inc. ..........    154,400      9,003,450
                                                    ------------
                                                      25,476,400
                                                    ------------
ENTERTAINMENT & LEISURE -- 2.1%
    Time Warner, Inc. ................     69,500      5,937,906
                                                    ------------
FINANCIAL-BANK & TRUST -- 2.3%
    Chase Manhattan Corp. ............     88,600      6,689,300
                                                    ------------
FINANCIAL SERVICES -- 12.9%
    Ahmanson, (H.F.) & Co. ...........    124,300      8,825,300
    Franklin Resources, Inc. .........    103,500      5,589,000
    Household International, Inc. ....    150,900      7,507,275
    Merrill Lynch & Co., Inc. ........    123,676     11,409,111
    Providian Financial Corp. ........     48,200      3,786,712
                                                    ------------
                                                      37,117,398
                                                    ------------
FOOD -- 2.7%
    Kroger Co.* ......................     35,000      1,500,625
    Safeway, Inc.* ...................    153,400      6,241,463
                                                    ------------
                                                       7,742,088
                                                    ------------
HEALTHCARE SERVICES -- 9.1%
    Health Management Associates, Inc.
      Cl-A* ..........................    128,000      4,280,000
    Omnicare, Inc. ...................     92,700      3,534,188
    United Healthcare Corp. ..........    110,300      7,004,050
    Universal Health Services,
      Inc.* ..........................     76,200      4,448,175
    Wellpoint Health Networks,
      Inc.* ..........................     90,700      6,711,800
                                                    ------------
                                                      25,978,213
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
INSURANCE -- 4.4%
    The Equitable Companies, Inc. ....     77,100   $  5,777,681
    Travelers Group, Inc. ............    111,450      6,756,656
                                                    ------------
                                                      12,534,337
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.8%
    HBO & Co. ........................    305,400     10,765,350
                                                    ------------
OFFICE EQUIPMENT -- 1.7%
    Staples, Inc.* ...................    173,550      5,022,103
                                                    ------------
PHARMACEUTICALS -- 12.1%
    Cardinal Health, Inc. ............     76,200      7,143,750
    Lilly, (Eli) & Co. ...............    129,700      8,568,306
    McKesson Corp. ...................    115,800      9,408,750
    Merck & Co., Inc. ................     71,900      9,616,625
                                                    ------------
                                                      34,737,431
                                                    ------------
RETAIL & MERCHANDISING -- 16.6%
    Bed, Bath & Beyond, Inc.* ........     23,200      1,202,050
    Costco Companies, Inc.* ..........    114,300      7,208,044
    CVS Corp. ........................    201,100      7,830,331
    Dayton-Hudson Corp. ..............    165,800      8,041,300
    Gap, Inc. ........................    145,250      8,951,031
    Starbucks Corp.* .................    116,200      6,209,438
    Wal-Mart Stores, Inc..............     56,000      3,402,000
    Walgreen Co. .....................    114,300      4,722,019
                                                    ------------
                                                      47,566,213
                                                    ------------
SEMICONDUCTORS -- 3.8%
    Intel Corp. ......................    147,500     10,933,438
                                                    ------------
TELECOMMUNICATIONS -- 3.2%
    ADC Telecommunications, Inc.* ....     81,000      2,959,031
    Comcast Corp. Cl-A ...............     75,900      3,081,066
    Cox Communications, Inc.* ........     63,600      3,080,625
                                                    ------------
                                                       9,120,722
                                                    ------------
TOTAL COMMON STOCK
  (COST $243,643,501).................               287,523,688
                                                    ------------
SHORT-TERM INVESTMENTS -- 1.0%
    Temporary Investment Cash Fund....  1,400,792      1,400,792
    Temporary Investment Fund.........  1,400,792      1,400,792
                                                    ------------
    (COST $2,801,584).................                 2,801,584
                                                    ------------
TOTAL INVESTMENTS -- 101.3%
  (COST $246,445,085).................               290,325,272
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)....................                (3,575,329)
                                                    ------------
NET ASSETS -- 100.0%..................              $286,749,943
                                                    ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 89.5%
ARGENTINA -- 0.8%
    Disco SA [ADR]....................     10,885   $    348,320
    Nortel Inversora [ADR]*...........     38,625        960,797
    Telecom Argentina Stet SA Cl-B
      [ADR]...........................     11,550        344,334
    Telefonica de Argentina SA Cl-B
      [ADR]...........................     45,425      1,473,473
    YPF SA [ADR]......................     23,000        691,438
                                                    ------------
                                                       3,818,362
                                                    ------------
AUSTRALIA -- 0.0%
    National Australia Bank Ltd. .....     12,337        162,725
                                                    ------------
AUSTRIA -- 0.8%
    Bank Austria AG...................     38,410      3,124,156
    Bank Austria AG Rights*...........     38,410              0
    Erste Bank Der Oesterreichischen
      Sparkassen AG 144A*.............     12,615        764,906
                                                    ------------
                                                       3,889,062
                                                    ------------
BRAZIL -- 1.1%
    Companhia Cervejaria Brahma
      [ADR]...........................     82,620      1,032,750
    Companhia Energetica de Minas
      Geras [ADR].....................      3,824        118,371
    Companhia Paranaense de Energia-
      Copel...........................     69,900        646,575
    Telebras SA [ADR].................     31,555      3,445,412
    Uniao de Bancos Brasileiros SA
      [GDR]...........................      3,990        117,705
                                                    ------------
                                                       5,360,813
                                                    ------------
CANADA -- 0.9%
    JDS Fitel, Inc. ..................      9,790        163,107
    Newcourt Credit Group, Inc. ......     89,330      4,393,919
                                                    ------------
                                                       4,557,026
                                                    ------------
CHILE -- 0.1%
    Cia de Telecomunicaciones de Chile
      SA [ADR]........................     30,240        614,250
                                                    ------------
DENMARK -- 0.8%
    BG Bank AS........................      9,609        595,135
    Novo Nordisk AS Cl-B..............      6,228        858,532
    Ratin AS Cl-B.....................      7,076      1,497,099
    SAS Danmark AS....................     20,043        402,199
    Unidanmark AS Cl-A................      5,663        508,903
                                                    ------------
                                                       3,861,868
                                                    ------------
FINLAND -- 4.0%
    Merita PLC Cl-A...................    251,062      1,656,516
    Nokia Oyj Cl-A....................     64,224      4,723,317
    Nokia Corp. Cl-A [ADR]............     26,685      1,936,330
    Pohjola Insurance Co. ............     28,383      1,412,301
    Raision Tehtaat Oy................    136,050      2,454,935
    Sampo Insurance Co. Ltd. Cl-A.....     91,570      4,339,431
    Tieto Corp. Cl-B..................     45,936      3,491,366
                                                    ------------
                                                      20,014,196
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FRANCE -- 10.1%
    Alcatel Alsthom...................     18,278   $  3,721,486
    Alcatel Alsthom [ADR]*............      6,285        255,721
    Alstom............................     46,688      1,536,696
    AXA SA............................     10,549      1,186,451
    Atos SA*..........................      4,952      1,187,622
    Cap Gemini SA.....................     52,468      8,244,187
    Castorama Dubois..................      5,163        908,602
    Chargeurs SA......................     10,841        895,642
    Cie des Signaux SA................      2,058        198,106
    Compagnie Francaise d'Etudes et de
      Construction Technip............      8,477      1,036,135
    Credit Commercial de France.......     17,799      1,498,453
    Dexia France SA...................      2,108        283,808
    GrandVision*......................      2,561         85,140
    Groupe Danone.....................      9,017      2,486,150
    Groupe des Assurances
      Nationales*.....................     16,988        455,184
    Lagardere S.C.A. .................      1,698         70,689
    Renault SA*.......................    101,110      5,751,167
    Rhodia, Inc.*.....................     80,000      2,230,885
    Rhone-Poulenc Cl-A................     48,118      2,713,886
    Sanofi SA.........................  12,339...      1,451,040
    Societe Nationale Elf Aquitaine
      SA..............................     40,325      5,669,216
    Synthelabo........................      6,687      1,128,135
    Total SA Cl-B.....................     29,456      3,829,358
    Valeo SA..........................     13,011      1,329,930
    Vivendi...........................     11,459      2,446,824
                                                    ------------
                                                      50,600,513
                                                    ------------
GERMANY -- 10.6%
    Allianz AG........................      2,478        816,834
    Allianz AG (New)*.................         72         23,534
    BASF AG*..........................  20,627...        977,052
    Bayerische Motoren Werke AG.......      1,596      1,610,121
    Bayerische Motoren Werke AG
      (New)*..........................        478        475,543
    Deutsche Bank AG..................     63,443      5,372,355
    Deutsche Lufthansa AG.............     41,751      1,047,805
    Deutsche Pfandbrief &
      Hypothekenbank AG...............     26,600      2,122,070
    Dresdner Bank AG..................     14,326        772,242
    Ergo Versicherungs Gruppe AG......     15,579      2,796,406
    Hoechst AG........................     50,494      2,520,462
    Hornbach Holdings AG Pfd. ........     13,432      1,231,556
    Mannesmann AG.....................     98,320      9,973,459
    Marschollek, Lautenschlaeger und
      Partner AG Non-Voting Pfd. .....      6,909      3,387,459
    Merck KGaA........................     44,988      2,011,341
    Muenchener Rueckversicherung AG...      3,651      1,810,300
    Porsche AG Pfd. ..................      3,245      9,402,254
    Schering AG.......................     25,144      2,962,903
    Siemens AG........................     25,706      1,563,696
    Volkswagen AG.....................      2,499      2,402,046
                                                    ------------
                                                      53,279,438
                                                    ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
GREECE -- 0.6%
    Hellenic Telecommunication
      Organization SA 144A............     43,898   $  1,125,289
    STET Hellas Telecommunications SA
      [ADR]...........................     41,525      1,723,288
                                                    ------------
                                                       2,848,577
                                                    ------------
HONG KONG -- 0.6%
    China Telecom Ltd. 144A...........  1,428,000      2,478,725
    First Pacific Co. Ltd. ...........  1,448,860        607,698
                                                    ------------
                                                       3,086,423
                                                    ------------
IRELAND -- 1.5%
    CBT Group PLC Co. [ADR]*..........     52,810      2,825,335
    Elan Corp. PLC [ADR]*.............     56,135      3,610,182
    Saville Systems Ireland PLC
      [ADR]*..........................     24,365      1,221,296
                                                    ------------
                                                       7,656,813
                                                    ------------
ITALY -- 5.4%
    Assicurazioni Generali............     94,003      3,056,664
    Banca Commerciale Italia NA.......    802,501      4,799,069
    Banca di Roma*....................  2,869,439      5,972,785
    Banca Fideuram SPA................     49,890        284,456
    Credito Italiano SPA..............    163,293        854,795
    SNIA BPD SPA 144A.................  1,600,000      1,962,251
    Telecom Italia Mobile SPA.........  1,237,548      7,567,802
    Telecom Italia SPA................    348,096      2,562,423
                                                    ------------
                                                      27,060,245
                                                    ------------
JAPAN -- 6.5%
    Fujisawa Pharmaceutical Co.
      Ltd. ...........................     99,000        925,907
    Honda Motor Co. Ltd. .............     51,000      1,815,326
    Ito-Yokado Co. Ltd. ..............      8,000        376,410
    Kao Corp. ........................     67,000      1,033,109
    Kirin Brewery Co. Ltd. ...........    281,000      2,652,376
    Meitec............................     73,900      2,555,895
    Nippon Telegraph & Telephone
      Corp. ..........................     11,940      9,893,719
    Nomura Securities Co. Ltd. .......     59,000        686,565
    NTT Data Corp. ...................        330      1,191,267
    Rohm Co. .........................     11,000      1,129,445
    Sony Corp. .......................     93,800      8,076,592
    Takeda Chemical Industries........     91,000      2,419,497
                                                    ------------
                                                      32,756,108
                                                    ------------
KOREA -- 0.0%
    Samsung Electronics Co. [GDR]
      144A............................     10,970        175,301
                                                    ------------
MEXICO -- 1.6%
    Cifra SA de CV Cl-C...............     70,900         97,836
    Cifra V*..........................     76,632        112,227
    Coca-Cola Femsa SA [ADR]..........     25,555        444,018
    Empresas La Moderna SA de CV
      [ADR]...........................     14,665        329,963
    Fomento Economico Mexicano SA de
      CV UBD Units....................     39,700      1,237,030

                                         SHARES        VALUE
                                         ------        -----
    Grupo Casa Autrey SA de CV
      [ADR]...........................      7,302   $     47,463
    Grupo Televisa SA [GDR]*..........     60,530      2,277,441
    Kimberly-Clark de Mexico SA
      Cl-A............................     22,600         78,468
    Panamerican Beverages, Inc.
      Cl-A............................     68,000      2,137,750
    Telefonos de Mexico SA Cl-L
      [ADR]...........................     23,590      1,133,794
                                                    ------------
                                                       7,895,990
                                                    ------------
NETHERLANDS -- 10.1%
    AKZO Nobel NV.....................     27,105      6,025,347
    ASM Lithography Holding NV*.......      7,360        213,900
    Cap Gemini NV.....................      7,855        648,720
    Getronics NV......................     86,217      4,471,440
    Getronics NV 144A.................      5,365        278,243
    Hagemeyer NV......................     28,082      1,214,822
    ING Groep NV......................     62,148      4,069,429
    Koninklijke Ahold NV..............    111,395      3,575,864
    Koninklijke Ahrend Groep NV.......     26,768        873,748
    Koninklijke Numico NV.............      8,595        269,146
    Ordina NV (New)*..................    125,925        145,473
    Ordina NV*........................    125,925      4,079,430
    PolyGram NV.......................      6,992        356,780
    Royal Philips Electronics NV......     73,617      6,188,370
    Royal Philips Electronics NV
      [ADR]...........................     81,824      6,955,040
    Simac Techniek NV.................      9,397      1,972,510
    Wolters Kluwer NV.................     65,732      9,021,824
                                                    ------------
                                                      50,360,086
                                                    ------------
NORWAY -- 1.9%
    Den Norske Bank ASA...............     97,078        508,570
    Elektronisk Databehandling ASA....    534,124      2,053,375
    Merkantildata ASA.................     67,745        856,354
    NCL Holdings ASA*.................    799,795      3,950,228
    SAS Norge ASA Cl-B................     21,301        363,643
    Sparebanken ASA...................     53,213      1,525,614
    Storebrand ASA....................     51,944        460,308
                                                    ------------
                                                       9,718,092
                                                    ------------
PERU -- 0.4%
    Millicom International Cellular
      SA*.............................     47,349      2,071,519
                                                    ------------
PORTUGAL -- 0.9%
    Cimpor-Cimentos de Portugal SA....     38,780      1,362,506
    Portugal Telecom SA...............     32,932      1,745,367
    Telecel-Comunicacaoes Pessoais
      SA..............................      8,051      1,429,584
                                                    ------------
                                                       4,537,457
                                                    ------------
RUSSIA -- 0.0%
    LUKoil Holding [ADR]..............      2,485         83,248
    Mosenergo [ADR] 144A*.............      2,460         12,241
                                                    ------------
                                                          95,489
                                                    ------------
SPAIN -- 1.6%
    Banco Bilbao Vizcaya SA...........      4,892        251,486
    Banco Central Hispanoamericano
      SA..............................     32,102      1,010,723

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Corporacion Bancaria de Espana
      SA..............................     88,120   $  1,980,095
    Endesa SA.........................     45,009        986,382
    Tabacalera SA Cl-A 144A...........     14,623        299,930
    Telefonica SA.....................     36,276      1,680,037
    Tele Pizza SA*....................    185,540      1,969,446
                                                    ------------
                                                       8,178,099
                                                    ------------
SWEDEN -- 6.3%
    Assa Abloy AB Cl-B................     69,858      2,746,159
    Astra AB Cl-A.....................    160,666      3,283,852
    Electrolux AB Cl-B................    377,465      6,484,392
    Ericsson, (L.M.) Telephone Co.
      [ADR]...........................     34,176        978,288
    Ericsson, (L.M.) Telephone Co.
      Cl-B............................     78,776      2,301,558
    Mandator AB.......................      8,515        333,128
    Modern Times Group MTG AB*........    195,854      2,554,100
    Ortivus AB Cl-B*..................     16,248        254,672
    SAS Sverige AB....................     26,790        480,375
    Securitas AB Cl-B.................    213,323     10,445,537
    Skandinaviska Enskilda Banken.....     96,797      1,656,787
                                                    ------------
                                                      31,518,848
                                                    ------------
SWITZERLAND -- 6.7%
    Ares-Serono Group.................        465        646,851
    Baloise Holding Ltd. .............        144        117,911
    Baloise Holding Rights*...........        288        235,631
    Credit Suisse Group...............      7,618      1,695,054
    Julius Baer Holdings AG Cl-B......        219        685,092
    Kuoni Reisen AG...................      1,290      6,404,032
    Novartis AG.......................      2,530      4,209,967
    Roche Holding AG..................         48        471,358
    Schweizerische
      Lebensversicherungs-Und
      Rentenanstalt...................      8,036      6,802,582
    Sulzer AG.........................        133        104,958
    UBS AG*...........................     22,505      8,368,101
    Zurich
      Versicherungs-Gesellschaft......      5,892      3,760,165
                                                    ------------
                                                      33,501,702
                                                    ------------
UNITED KINGDOM -- 16.2%
    Amvescap PLC......................    234,278      2,286,726
    Capita Group PLC..................    254,217      2,186,553
    COLT Telecom Group PLC*...........     98,136      3,933,856
    Compass Group PLC.................    155,110      1,785,729
    Diageo PLC........................     80,184        949,889
    ECsoft Group PLC [ADR]*...........      7,300        236,338
    Electrocomponents PLC.............    354,121      2,856,768
    Energis PLC*......................    303,964      4,627,876
    General Electric Co. PLC..........    304,980      2,628,261
    Hays PLC..........................     79,014      1,326,260
    ICON PLC [ADR]....................     19,435        490,734
    Imperial Chemical Industries
      PLC.............................    138,076      2,216,256
    JBA Holdings PLC..................     59,836        609,003
    Lloyds TSB Group PLC..............    380,572      5,314,826
    Logica PLC........................    149,892      4,845,593
    Misys PLC.........................     60,998      3,469,520
    National Westminster Bank PLC.....    176,357      3,151,439

                                         SHARES        VALUE
                                         ------        -----
    Rentokil Initial PLC..............  1,395,324   $ 10,045,755
    Royal & Sun Alliance Insurance
      Group PLC.......................    139,446      1,441,365
    Schroders PLC.....................     66,255      1,709,038
    Select Appointments Holdings
      PLC.............................     42,301        599,924
    Select Appointments Holdings PLC
      [ADR]...........................    147,630      4,355,085
    SEMA Group PLC....................    443,364      5,270,745
    Siebe PLC.........................    351,666      7,035,198
    Smith Industries PLC..............     74,866      1,036,787
    SmithKline Beecham PLC [ADR]......     59,475      3,598,238
    Standard Chartered PLC............     98,780      1,122,388
    Tomkins PLC.......................     19,348        104,998
    Wetherspoon, (J.D.) PLC...........      2,490         12,152
    Williams PLC......................    127,463        824,105
    Zeneca Group PLC..................     24,414      1,047,699
                                                    ------------
                                                      81,119,104
                                                    ------------
TOTAL FOREIGN STOCK
  (COST $370,115,751).................               448,738,106
                                                    ------------
COMMON STOCK -- 1.9%
CHEMICALS -- 0.0%
    Solutia, Inc. ....................        650         18,647
                                                    ------------
FINANCIAL-BANK & TRUST -- 0.2%
    Royal Bank of Canada..............     10,368        625,968
                                                    ------------
FINANCIAL SERVICES -- 0.0%
    Romanian Investment Fund**........        163        132,438
                                                    ------------
PHARMACEUTICALS -- 0.3%
    Bristol-Meyers Squibb Co..........      2,600        298,838
    Pharmacia & Upjohn, Inc...........     22,460      1,035,968
                                                    ------------
                                                       1,334,806
                                                    ------------
TELECOMMUNICATIONS -- 1.4%
    Cellular Communications
      International, Inc.*............     50,370      2,512,204
    Clearnet Communications, Inc......     78,955        868,505
    Global TeleSystems Group, Inc.*...     76,673      3,737,809
                                                    ------------
                                                       7,118,518
                                                    ------------
TOTAL COMMON STOCK
 (COST $7,394,724)....................                 9,230,377
                                                    ------------

                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.9%
FEDERAL MTGE. CORP. DISC.
    NOTES -- 4.9%
    5.42%, 08/31/98...................    $25,000     24,766,641
FEDERAL NATIONAL MTGE. ASSOC. DISC.
    NOTES -- 4.0%
    5.38%, 09/09/98...................     20,000     19,787,789
                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $44,561,184)..................                44,554,430
                                                    ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
COMMERCIAL PAPER -- 3.0%
    Household Finance Corp.
      6.00%, 07/01/98
    (COST $15,200,000)................    $15,200   $ 15,200,000
                                                    ------------
TOTAL INVESTMENTS -- 103.3%
  (COST $437,271,659).................               517,722,913
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (3.3%)..............               (16,428,869)
                                                    ------------
NET ASSETS -- 100.0%..................              $501,294,044
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 1998:

                                             IN                        UNREALIZED
SETTLEMENT               CONTRACTS TO     EXCHANGE      CONTRACTS     APPRECIATION
  MONTH      TYPE           RECEIVE          FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/98        Buy    DEM     12,257,500   $ 6,931,885   $ 6,791,821     $(140,064)
10/98        Buy    DEM      2,200,000     1,256,353     1,227,391       (28,962)
07/98        Buy    FRF     55,249,995     9,211,807     9,151,953       (59,854)
08/98        Buy    FRF      1,500,000       254,570       248,605        (5,965)
10/98        Buy    FRF        500,000        85,196        83,183        (2,013)
07/98        Buy    GBP      3,042,128     5,067,748     5,074,934         7,186
07/98        Buy    JPY  1,271,290,794     9,042,759     9,163,528       120,769
10/98        Buy    JPY  1,189,000,000     9,100,726     8,700,398      (400,328)
11/98        Buy    JPY    175,000,000     1,324,344     1,288,109       (36,235)
07/98        Buy    NLG      8,900,000     4,495,082     4,381,529      (113,553)
07/98        Buy    SEK     18,924,090     2,393,195     2,373,015       (20,180)
10/98        Buy    ZAR      1,750,000       335,012       285,802       (49,210)
                                         -----------   -----------     ---------
                                         $49,498,677   $48,770,268     $(728,409)
                                         ===========   ===========     =========

                                              IN                         UNREALIZED
SETTLEMENT               CONTRACTS TO      EXCHANGE      CONTRACTS      APPRECIATION
  MONTH      TYPE           DELIVER          FOR          AT VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------
07/98        Sell   CHF      5,147,462   $  3,494,369   $  3,398,483     $  95,886
10/98        Sell   CHF      1,700,000      1,147,098      1,131,598        15,500
12/98        Sell   CHF      4,760,000      3,222,749      3,186,952        35,797
07/98        Sell   DEM     14,666,549      8,133,059      8,127,907         5,152
10/98        Sell   DEM      2,200,000      1,225,166      1,227,391        (2,225)
11/98        Sell   DEM      2,357,500      1,318,962      1,316,929         2,033
07/98        Sell   DKK      1,375,262        199,417        200,001          (584)
07/98        Sell   ESP     43,381,409        282,063        283,377        (1,314)
07/98        Sell   FIM         32,890          5,974          5,995           (21)
07/98        Sell   FRF     44,808,819      7,402,823      7,422,179       (19,356)
08/98        Sell   FRF      1,500,000        247,180        248,606        (1,426)
10/98        Sell   FRF      2,000,000        332,138        332,733          (595)
07/98        Sell   GBP      2,463,424      4,038,894      4,108,758       (69,864)
08/98        Sell   GBP      9,730,000     15,904,993     16,207,944      (302,951)
10/98        Sell   GBP      9,455,000     15,446,582     15,689,820      (243,238)
07/98        Sell   JPY    257,757,452      2,024,170      1,861,238       162,932
08/98        Sell   JPY    154,800,000      1,192,191      1,121,739        70,452
10/98        Sell   JPY  2,834,200,000     21,485,273     20,742,099       743,174
11/98        Sell   JPY    375,000,000      2,898,963      2,756,830       142,133
07/98        Sell   NLG     22,875,034     11,239,191     11,264,087       (24,896)
07/98        Sell   SEK     18,451,110      2,292,901      2,313,702       (20,801)
08/98        Sell   SEK     13,000,000      1,628,991      1,631,354        (2,363)
10/98        Sell   SEK     18,300,000      2,324,385      2,302,191        22,194
10/98        Sell   ZAR      1,750,000        346,741        285,803        60,938
                                         ------------   ------------     ---------
                                         $107,834,273   $107,167,716     $ 666,557
                                         ============   ============     =========

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

** Closed-end fund.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.4% of net assets.

See Notes to Financial Statements.

AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 95.1%
AEROSPACE -- 0.8%
    Boeing Co. ........................   30,135   $  1,342,891
                                                   ------------
AIRLINES -- 0.6%
    UAL Corp.*.........................   12,000        936,000
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co......................   28,335      1,671,765
                                                   ------------
AUTOMOTIVE PARTS -- 3.7%
    Dana Corp..........................   30,641      1,639,293
    Eaton Corp.........................   14,888      1,157,542
    Goodyear Tire & Rubber Co..........   30,640      1,974,365
    Lear Corp.*........................   24,385      1,251,255
                                                   ------------
                                                      6,022,455
                                                   ------------
BEVERAGES -- 1.0%
    PepsiCo, Inc.......................   38,445      1,583,453
                                                   ------------
CHEMICALS -- 2.6%
    Du Pont, (E.I.) de Nemours & Co....   29,343      2,189,721
    Eastman Chemical Co................   19,238      1,197,565
    Witco Corp.........................   32,490        950,332
                                                   ------------
                                                      4,337,618
                                                   ------------
COMPUTER HARDWARE -- 3.4%
    Hewlett-Packard Co. ...............   27,506      1,646,922
    International Business Machines
      Corp. ...........................   23,765      2,728,519
    Seagate Technology, Inc.*..........   51,065      1,215,985
                                                   ------------
                                                      5,591,426
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 1.3%
    Computer Associates International,
      Inc. ............................   21,300      1,183,481
    NCR Corp.*.........................   30,730        998,725
                                                   ------------
                                                      2,182,206
                                                   ------------
CONGLOMERATES -- 2.1%
    Minnesota Mining & Manufacturing
      Co. .............................   17,768      1,460,307
    Philip Morris Companies, Inc.......   50,714      1,996,864
                                                   ------------
                                                      3,457,171
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 4.6%
    Clorox Co..........................   13,015      1,241,306
    Colgate-Palmolive Co...............   17,290      1,521,520
    Eastman Kodak Co...................   22,810      1,666,556
    Hasbro, Inc........................   35,085      1,379,279
    Whitman Corp.......................   78,290      1,795,777
                                                   ------------
                                                      7,604,438
                                                   ------------
CONTAINERS & PACKAGING -- 1.3%
    Owens-Illinois, Inc.*..............   48,160      2,155,160
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    Emerson Electric Co................   21,630      1,305,911
    Texas Instruments, Inc.............   64,515      3,762,031
                                                   ------------
                                                      5,067,942
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Viacom, Inc. Cl-B*.................   22,275      1,297,519
                                                   ------------
FINANCIAL-BANK & TRUST -- 12.1%
    BankBoston Corp....................   30,180      1,678,762
    Bankers Trust Corp.................   11,355      1,317,890

                                         SHARES       VALUE
                                         ------       -----
    Chase Manhattan Corp...............    2,600   $    196,300
    Citicorp...........................   18,560      2,770,080
    Crestar Financial Corp.............   15,535        847,628
    First Chicago NBD Corp.............   20,665      1,831,436
    Firstar Corp.......................   13,820        525,160
    Fleet Financial Group, Inc.........   11,575        966,512
    Hibernia Corp. Cl-A................   16,730        337,737
    Keycorp............................   32,985      1,175,091
    Mercantile Bancorporation, Inc.....   14,057        708,121
    Morgan, (J.P.) & Co., Inc..........   12,173      1,425,763
    National City Corp.................   18,570      1,318,470
    PNC Bank Corp......................   29,935      1,610,877
    Summit Bancorp.....................   11,900        565,250
    Union Planters Corp................   13,421        789,323
    Wells Fargo & Co...................    4,935      1,821,015
                                                   ------------
                                                     19,885,415
                                                   ------------
FINANCIAL SERVICES -- 3.0%
    Ahmanson, (H.F.) & Co. ............    1,608        114,168
    American Express Co................   10,000      1,140,000
    Fannie Mae.........................   23,255      1,412,741
    Merrill Lynch & Co., Inc...........   13,445      1,240,301
    Washington Mutual, Inc.............   24,245      1,053,142
                                                   ------------
                                                      4,960,352
                                                   ------------
FOOD -- 3.8%
    General Mills, Inc.................   18,241      1,247,228
    Heinz, (H.J.) Co...................   34,895      1,958,482
    Quaker Oats Co.....................   30,405      1,670,375
    Sara Lee Corp......................   23,868      1,335,116
                                                   ------------
                                                      6,211,201
                                                   ------------
HOTELS & MOTELS -- 0.7%
    Starwood Hotels & Resorts [REIT]...   24,199      1,169,114
                                                   ------------
INSURANCE -- 5.9%
    Allstate Corp. ....................   16,775      1,535,961
    American General Corp. ............   25,940      1,846,604
    AON Corp...........................   26,119      1,834,860
    CIGNA Corp.........................   24,981      1,723,689
    The Equitable Companies, Inc.......   18,500      1,386,344
    Travelers Group, Inc...............   21,545      1,306,166
                                                   ------------
                                                      9,633,624
                                                   ------------
MACHINERY & EQUIPMENT -- 3.4%
    Caterpillar, Inc...................    7,415        392,068
    Cooper Cameron Corp.*..............   17,075        870,825
    Cooper Industries, Inc.............   28,610      1,571,762
    Deere & Co. .......................   24,590      1,300,196
    Ingersoll-Rand Co..................   34,815      1,534,036
                                                   ------------
                                                      5,668,887
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
    Baxter International, Inc..........   39,157      2,107,136
    Johnson & Johnson Co...............   21,000      1,548,750
                                                   ------------
                                                      3,655,886
                                                   ------------
OFFICE EQUIPMENT -- 3.2%
    Pitney Bowes, Inc. ................   27,555      1,326,084
    Xerox Corp.........................   38,882      3,951,383
                                                   ------------
                                                      5,277,467
                                                   ------------

AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
OIL & GAS -- 9.4%
    Amoco Corp.........................   39,326   $  1,636,945
    Atlantic Richfield Co..............   18,721      1,462,578
    British Petroleum Co. PLC [ADR]....   23,515      2,075,199
    Coastal Corp.......................   18,816      1,313,592
    Exxon Corp.........................   27,796      1,982,202
    Kerr-McGee Corp....................   29,320      1,696,895
    Mobil Corp.........................   19,624      1,503,689
    Societe Nationale Elf Aquitaine SA
      [ADR]............................   23,255      1,651,105
    Sonat, Inc.........................   27,540      1,063,732
    Tosco Corp.........................   39,425      1,158,109
                                                   ------------
                                                     15,544,046
                                                   ------------
PAPER & FOREST PRODUCTS -- 2.1%
    Boise Cascade Corp.................   36,785      1,204,709
    International Paper Co. ...........   19,760        849,680
    Kimberly-Clark Corp................   29,470      1,351,936
                                                   ------------
                                                      3,406,325
                                                   ------------
PHARMACEUTICALS -- 7.5%
    American Home Products Corp........   53,470      2,767,073
    Bristol-Meyers Squibb Co. .........   26,690      3,067,682
    Merck & Co., Inc. .................   22,805      3,050,169
    Pharmacia & Upjohn, Inc............   76,252      3,517,124
                                                   ------------
                                                     12,402,048
                                                   ------------
PRINTING & PUBLISHING -- 1.7%
    McGraw-Hill Co., Inc...............   15,715      1,281,755
    Times Mirror Co. Cl-A..............   24,740      1,555,528
                                                   ------------
                                                      2,837,283
                                                   ------------
RESTAURANTS -- 1.2%
    McDonald's Corp....................   27,555      1,901,295
                                                   ------------
RETAIL & MERCHANDISING -- 3.2%
    Kmart Corp.*.......................   79,255      1,525,659
    Penney, (J.C.) Co., Inc............   21,035      1,521,093
    Sears, Roebuck & Co................   19,115      1,167,210
    Toys "R" Us, Inc.*.................   44,245      1,042,523
                                                   ------------
                                                      5,256,485
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 7.4%
    Ameritech Corp.....................   34,420   $  1,544,598
    AT&T Corp..........................   36,509      2,085,577
    GTE Corp...........................   26,805      1,491,028
    MediaOne Group, Inc.*..............   42,720      1,877,010
    SBC Communications, Inc............   48,074      1,922,960
    Sprint Corp........................   23,011      1,622,276
    U. S. West, Inc....................   34,339      1,613,933
                                                   ------------
                                                     12,157,382
                                                   ------------
UTILITIES -- 2.0%
    Duke Energy Corp...................   21,940      1,299,946
    Texas Utilities Co.................   49,490      2,060,021
                                                   ------------
                                                      3,359,967
                                                   ------------
TOTAL COMMON STOCK (COST
  $146,967,849)........................             156,576,821
                                                   ------------

                                             PAR
                                            (000)
                                            -----
REPURCHASE AGREEMENTS -- 3.0%
    Morgan, (J.P.) & Co., Inc.
      5.75%, dated 06/30/98,
      maturing 07/01/98,
      repurchase price
      $5,006,800
      (Collateralized by U.S
      Treasury Bonds, par value
      $4,835,000, market value
      $5,138,853, due 02/15/26)
      (COST $5,006,000).........            $5,006      5,006,000
                                                     ------------
TOTAL INVESTMENTS -- 98.1%
(COST $151,973,849).....................            161,582,821
OTHER ASSETS LESS LIABILITIES -- 1.9%...              3,133,320
                                                   ------------
NET ASSETS -- 100.0%....................           $164,716,141
                                                   ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 62.1%
ADVERTISING -- 2.3%
    Outdoor Systems, Inc.* ............    41,900   $ 1,173,200
                                                    -----------
AIRLINES -- 1.1%
    Alaska Air Group, Inc.* ...........     4,100       223,706
    AMR Corp.* ........................     4,300       357,975
                                                    -----------
                                                        581,681
                                                    -----------
BEVERAGES -- 1.0%
    Coca-Cola Co. .....................     5,900       504,450
                                                    -----------
BROADCASTING -- 2.4%
    Clear Channel Communications,
      Inc.* ...........................    11,100     1,211,287
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 4.4%
    America Online, Inc.* .............     7,200       763,200
    BMC Software, Inc.* ...............     7,900       410,306
    Cisco Systems, Inc.* ..............     6,100       561,581
    Compuware Corp.* ..................     9,700       495,912
                                                    -----------
                                                      2,230,999
                                                    -----------
CONGLOMERATES -- 3.1%
    Tyco International Ltd. ...........    24,800     1,562,400
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 5.1%
    Cendant Corp.* ....................    27,800       580,325
    Gillette Co. ......................    16,300       924,006
    Procter & Gamble Co. ..............    11,500     1,047,219
                                                    -----------
                                                      2,551,550
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    AES Corp.* ........................    18,700       982,919
    General Electric Co. ..............    17,400     1,583,400
                                                    -----------
                                                      2,566,319
                                                    -----------
ENTERTAINMENT & LEISURE -- 1.7%
    Time Warner, Inc. .................     4,600       393,012
    Viacom, Inc. Cl-B* ................     7,900       460,175
                                                    -----------
                                                        853,187
                                                    -----------
ENVIRONMENTAL SERVICES -- 1.1%
    Republic Services, Inc. Cl-A* .....     7,700       184,800
    Waste Management, Inc. ............    10,400       364,000
                                                    -----------
                                                        548,800
                                                    -----------
FINANCIAL-BANK & TRUST -- 1.3%
    Chase Manhattan Corp. .............     2,100       158,550
    Citicorp ..........................     2,400       358,200
    NationsBank Corp. .................     1,600       122,400
                                                    -----------
                                                        639,150
                                                    -----------
FINANCIAL SERVICES -- 7.5%
    American Express Co. ..............    10,700     1,219,800
    CIT Group, Inc. Cl-A ..............    11,200       420,000
    Fannie Mae ........................    11,000       668,250
    Morgan Stanley, Dean Witter &
      Co. .............................     3,000       274,125
    SunAmerica, Inc. ..................    20,700     1,188,956
                                                    -----------
                                                      3,771,131
                                                    -----------
INSURANCE -- 4.6%
    Allstate Corp. ....................     4,800       439,500
    American International Group,
      Inc. ............................     5,400       788,400

                                          SHARES       VALUE
                                          ------       -----
    Conseco, Inc. .....................    11,500   $   537,625
    Travelers Group, Inc. .............     8,800       533,500
                                                    -----------
                                                      2,299,025
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Guidant Corp. .....................     2,200       156,888
    HBO & Co. .........................     8,600       303,150
    Medtronic, Inc. ...................    13,800       879,750
                                                    -----------
                                                      1,339,788
                                                    -----------
PHARMACEUTICALS -- 5.4%
    Bristol-Meyers Squibb Co. .........     8,900     1,022,944
    Cardinal Health, Inc. .............     4,500       421,875
    Lilly, (Eli) & Co. ................     2,900       191,581
    Merck & Co., Inc. .................     1,400       187,250
    Pfizer, Inc. ......................     3,600       391,275
    Warner-Lambert Co. ................     7,700       534,188
                                                    -----------
                                                      2,749,113
                                                    -----------
PRINTING & PUBLISHING -- 2.6%
    McGraw-Hill Co., Inc. .............     6,400       522,000
    Tribune Co. .......................    11,600       798,225
                                                    -----------
                                                      1,320,225
                                                    -----------
RETAIL & MERCHANDISING -- 5.6%
    Costco Companies, Inc.* ...........    10,200       643,238
    Dayton-Hudson Corp. ...............    13,300       645,050
    Sears, Roebuck & Co. ..............     9,700       592,306
    Wal-Mart Stores, Inc. .............    15,300       929,475
                                                    -----------
                                                      2,810,069
                                                    -----------
TELECOMMUNICATIONS -- 5.2%
    Ameritech Corp. ...................     3,200       143,600
    Bell Atlantic Corp. ...............     9,900       451,688
    Jacor Communications, Inc.* .......     5,100       300,900
    Tele-Communications, Inc. Cl-A* ...    28,057     1,078,441
    WorldCom, Inc.* ...................    13,200       639,375
                                                    -----------
                                                      2,614,004
                                                    -----------
  TOTAL COMMON STOCK
    (COST $25,774,069) ................              31,326,378
                                                    -----------

                                         PAR
                                        (000)
                                        -----
CORPORATE OBLIGATIONS -- 4.0%
AEROSPACE -- 0.5%
    Lockheed Martin Corp. Notes
      7.25%, 05/15/06 ...............  $    200       212,750
                                                  -----------
BUSINESS SERVICES -- 0.4%
    Comdisco, Inc. Notes
      6.50%, 04/30/99 ...............       200       200,750
                                                  -----------
FINANCIAL-BANK & TRUST -- 0.2%
    First Bank System Sub. Notes
      7.625%, 05/01/05 ..............       100       108,250
                                                  -----------
FINANCIAL SERVICES -- 1.2%
    Ford Motor Credit Corp. Sr. Notes
      6.55%, 09/10/02 ...............       215       219,300

TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
    General Motors Acceptance Corp.
      Notes
      7.125%, 05/01/03 ..............  $    100   $   103,500
    Lehman Brothers Holdings
      Medium Term Notes
      6.00%, 02/26/01 ...............       200       199,500
    Sears, Roebuck Acceptance Corp.
      Notes
      6.00%, 03/20/03 ...............       100        99,250
                                                  -----------
                                                      621,550
                                                  -----------
METALS & MINING -- 0.2%
    Barrick Gold Corp. Notes
      7.50%, 05/01/07 ...............       100       107,125
                                                  -----------
OIL & GAS -- 0.5%
    Enron Corp. Notes
      6.625%, 11/15/05 ..............       150       153,000
    Petroleum Geo-Systems Sr. Notes
      7.125%, 03/30/28 ..............       100       103,500
                                                  -----------
                                                      256,500
                                                  -----------
RETAIL & MERCHANDISING -- 0.4%
    Sears, Roebuck & Co. Notes
      6.25%, 01/15/04 ...............       200       202,500
                                                  -----------
TELECOMMUNICATIONS -- 0.6%
    Cable & Wire Communications Notes
      6.625%, 03/06/05 ..............       200       202,250
    WorldCom, Inc. Notes
      7.55%, 04/01/04 ...............       100       106,000
                                                  -----------
                                                      308,250
                                                  -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $1,973,035)..................               2,017,675
                                                  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.4%
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 4.2%
      5.55%, 07/01/98 ...............     2,115     2,115,000
                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 3.5%
      7.00%, 02/20/07-03/01/28 ......     1,152     1,171,084
      7.50%, 03/01/27-07/01/27 ......       595       611,677
                                                  -----------
                                                    1,782,761
                                                  -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 4.7%
      6.50%, 03/15/28-04/15/28 ......     1,689     1,686,602
      7.00%, 12/15/27 ...............       294       298,739
      8.00%, 03/15/27 ...............       152       157,497
      8.75%, 01/15/27-04/15/27 ......       200       213,288
                                                  -----------
                                                    2,356,126
                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $6,223,397) .................               6,253,887
                                                  -----------
U.S. TREASURY OBLIGATIONS -- 16.2%
U.S. TREASURY BONDS -- 3.0%
      6.125%, 11/15/27 ..............     1,400     1,500,982
                                                  -----------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
U.S. TREASURY NOTES -- 13.2%
      5.75%, 08/15/03 ...............  $  2,100   $ 2,122,995
      6.625%, 05/15/07 ..............     1,200     1,288,452
      6.625%, 07/31/01...............       400       412,120
      7.75%, 11/30/99 ...............     2,750     2,832,472
                                                  -----------
                                                    6,656,039
                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $8,064,109) .................               8,157,021
                                                  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
    AMRESCO Residential Securities
      Mtge. Loan
      6.44%, 04/25/27 ...............       400       404,130
    CIT RV Trust Series 1998-A C1-A
      6.09%, 02/15/12 ...............       300       300,984
    First Union-Lehman Brothers
      Commercial Mtge.
      6.28%, 06/18/07 ...............       299       301,264
    Morgan Stanley Capital I
      Series 1998-WF 1 C1-A1
      6.25%, 07/15/07 ...............       198       200,220
                                                  -----------
    (COST $1,198,822) ...............               1,206,598
                                                  -----------
FOREIGN BONDS -- 4.4%
AUSTRALIA -- 0.3%
    Queensland Treasury Corp.
      8.00%, 08/14/01 ...............       200       132,979
                                                  -----------
CANADA -- 0.1%
    Canadian Government
      6.50%, 06/01/04 ...............       100        71,961
                                                  -----------
FRANCE -- 0.9%
    French O.A.T.
      6.75%, 10/25/03 ...............     2,500       457,738
                                                  -----------
GERMANY -- 0.9%
    Deutscheland Republic
      6.00%, 09/15/03 ...............       800       474,674
                                                  -----------
ITALY -- 0.4%
    Italian Government
      6.75%, 02/01/07 ...............   350,000       220,625
                                                  -----------
JAPAN -- 0.8%
    Japanese Government
      4.10%, 12/22/03 ...............    50,000       416,255
                                                  -----------
SPAIN -- 0.2%
    Spanish Government
      10.50%, 10/30/03 ..............    10,000        82,814
                                                  -----------
UNITED KINGDOM -- 0.8%
    United Kingdom Treasury
      8.00%, 06/10/03 ...............       225       401,810
                                                  -----------
TOTAL FOREIGN BONDS
  (COST $2,252,452) .................               2,258,856
                                                  -----------

TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund ..........................     1,012   $     1,012
    Temporary Investment Fund .......     1,012         1,012
                                                  -----------
    (COST $2,024) ...................     2,024         2,024
                                                  -----------
TOTAL INVESTMENTS -- 101.5%
  (COST $45,487,908).................              51,222,439
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.5%)...................                (760,177)
                                                  -----------
NET ASSETS -- 100.0% ................             $50,462,262
                                                  ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
FOREIGN STOCK -- 92.6%
AUSTRALIA -- 1.5%
    AMP Ltd. 144A* ....................     58,430   $   683,853
    Coca-Cola Amatil Ltd. .............     39,000       253,172
                                                     -----------
                                                         937,025
                                                     -----------
BELGIUM -- 1.1%
    Lernout & Hauspie Speech Products
      NV* .............................      4,400       262,625
    UCB SA ............................         86       446,178
                                                     -----------
                                                         708,803
                                                     -----------
BRAZIL -- 0.5%
    Telecomunicacoes do Rio de Janeiro
      SA Rights* ......................      5,318             0
    Telerj Celular SA Pfd. Cl-B .......  1,792,800       105,403
    Telesp Celular SA Pfd. Cl-B* ......  2,309,000       193,646
                                                     -----------
                                                         299,049
                                                     -----------
CANADA -- 4.2%
    BCE, Inc. .........................      7,400       313,755
    Bombardier, Inc. Cl-B .............     15,600       424,334
    Call-Net Enterprises, Inc.* .......     13,000       221,007
    Geac Computer Corp. Ltd. ..........      8,900       296,558
    Investors Group, Inc. .............      8,700       314,446
    Magna International Inc. Cl-A .....      3,500       239,674
    Newcourt Credit Group, Inc.
      144A ............................      6,470       317,882
    Teleglobe Inc. ....................     19,200       511,812
                                                     -----------
                                                       2,639,468
                                                     -----------
DENMARK -- 1.9%
    Novo Nordisk AS Cl-B ..............      2,585       356,343
    Tele Danmark AS Cl-B* .............      8,900       854,149
                                                     -----------
                                                       1,210,492
                                                     -----------
FINLAND -- 3.0%
    Merita PLC Cl-A ...................     73,500       484,956
    Nokia Corp. Cl-A [ADR] ............      7,000       507,937
    Raision Tehtaat Oy ................     17,000       306,754
    Sampo Insurance Co. Ltd. Cl-A .....     12,800       606,339
                                                     -----------
                                                       1,905,986
                                                     -----------
FRANCE -- 14.6%
    Accor SA ..........................      2,737       765,958
    Alcatel Alsthom ...................      4,198       854,732
    Altran Technologies SA ............      1,735       394,003
    Atos SA* ..........................      1,600       383,723
    AXA SA ............................      5,062       569,326
    Banque Nationale de Paris .........      4,859       397,012
    Cap Gemini SA .....................      6,088       956,595
    Groupe Danone .....................      3,800     1,047,729
    Lafarge SA ........................      6,000       620,242
    Pinault-Printemps Redoute SA ......        800       669,530
    Rhodia, Inc.* .....................      6,615       184,466
    Societe Generale ..................      3,100       644,506
    Societe Television Francaise ......      2,400       371,947
    Vivendi ...........................      6,600     1,409,288
                                                     -----------
                                                       9,269,057
                                                     -----------

                                          SHARES        VALUE
                                          ------        -----
GERMANY -- 13.6%
    Allianz AG ........................      1,600   $   527,415
    Allianz AG, (New)* ................         29         9,479
    Bayerische Motoren Werke AG .......        458       462,052
    Bayerische Motoren Werke AG
      Rights* .........................          9           258
    Bayerische Motoren Werke AG
      (New)* ..........................        124       123,311
    Daimler Benz AG ...................      5,976       586,002
    Deutsche Bank AG ..................      2,900       245,572
    Deutsche Pfandbrief &
      Hypothekenbank AG ...............     10,100       805,748
    Douglas Holding AG ................      5,600       296,283
    Dresdner Bank AG ..................      6,900       371,944
    Henkel KGaA .......................      9,000       894,999
    Mannesmann AG .....................     14,300     1,454,931
    Metro AG ..........................      6,000       363,983
    Metro AG Rights* ..................      5,000           194
    SAP AG Pfd. .......................      1,200       815,721
    Veba AG ...........................      5,000       340,715
    Volkswagen AG .....................      1,371     1,317,809
                                                     -----------
                                                       8,616,416
                                                     -----------
GREECE -- 0.3%
    Hellenic Telecommunication
      Organization SA .................      7,333       187,966
                                                     -----------
HONG KONG -- 0.4%
    Hutchison Whampoa Ltd. ............     51,000       269,198
                                                     -----------
HUNGARY -- 0.2%
    Magyar Tavkozlesi Rights* .........      3,400       100,087
                                                     -----------
IRELAND -- 2.3%
    Bank of Ireland ...................     24,900       512,258
    CBT Group PLC Co. [ADR]* ..........      7,000       374,500
    Elan Corp. PLC [ADR]* .............      4,700       302,269
    Saville Systems Ireland PLC
      [ADR]* ..........................      6,000       300,750
                                                     -----------
                                                       1,489,777
                                                     -----------
ITALY -- 3.2%
    Banca di Roma* ....................    251,300       523,085
    Banco Intesa SPA ..................     60,900       340,722
    Credito Italiano SPA ..............     72,400       378,995
    La Rinascente SPA .................     14,445        72,081
    Mondadori (Arnoldo) Editore SPA ...     23,200       274,085
    Telecom Italia SPA ................     55,700       410,022
                                                     -----------
                                                       1,998,990
                                                     -----------
JAPAN -- 4.5%
    Aiwa Co. Ltd. .....................      8,000       250,748
    Bridgestone Corp. .................      6,000       141,802
    Fujitsu Ltd. ......................     54,000       568,073
    Honda Motor Co. Ltd. ..............      6,000       213,568
    Minebea Co. Ltd. ..................     45,000       447,779
    Nintendo Co. Ltd. .................      2,000       185,178
    NTT Data Corp. ....................         50       180,495
    Sony Corp. ........................      7,700       663,004
    Takeda Chemical Industries ........      7,000       186,115
                                                     -----------
                                                       2,836,762
                                                     -----------

TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
MEXICO -- 0.0%
    Cemex SA de CV ....................        774   $     2,894
                                                     -----------
NETHERLANDS -- 8.8%
    Amsterdam Option Traders NV .......      2,300       233,932
    Assurantieconcern Stad Rotterdam
      NV ..............................      6,800       576,968
    Cap Gemini NV .....................      5,600       462,487
    Getronics NV ......................     11,800       611,979
    ING Groep NV ......................     23,752     1,555,272
    Koninklijke Ahold NV ..............     16,878       541,797
    Royal Philips Electronics NV
      [ADR] ...........................      3,000       255,000
    Unilever NV .......................      5,200       410,475
    Vedior NV 144A ....................      7,700       217,651
    Verenigde Nederlandse
      Uitgeversbedrijven Verenig
      Bezit ...........................     19,600       712,037
                                                     -----------
                                                       5,577,598
                                                     -----------
NORWAY -- 1.1%
    Petroleum Geo-Services [ADR]* .....     16,400       500,200
    Storebrand ASA ....................     25,600       226,857
                                                     -----------
                                                         727,057
                                                     -----------
PORTUGAL -- 1.3%
    Banco Espirito Santo e Comercial de
      Lisboa SA .......................      8,100       243,237
    Banco Espirito Santo e Comercial de
      Lisboa SA-Bonus Rights* .........      5,100        31,751
    Banco Espirito Santo (New)* .......        637        18,611
    Portugal Telecom SA ...............      3,800       201,397
    Telecel-Comunicacaoes Pessoais
      SA ..............................      1,800       319,619
                                                     -----------
                                                         814,615
                                                     -----------
SPAIN -- 2.6%
    Banco Popular Espanol SA ..........      2,100       179,424
    Corporacion Bancaria de Espana
      SA ..............................     12,000       269,645
    Telefonica SA .....................     19,900       921,621
    Tele Pizza SA* ....................     28,560       303,155
                                                     -----------
                                                       1,673,845
                                                     -----------
SWEDEN -- 3.7%
    Assa Abloy AB Cl-B ................      3,300       129,725
    Electrolux AB Cl-B ................     20,000       343,576
    Ericsson, (L.M.) Telephone Co.
      [ADR] ...........................     12,300       352,087
    Europolitan Holdings AB ...........      5,700       400,253
    Hennes & Mauritz AB Cl-B ..........     12,800       816,958
    NetCom Systems AB Cl-B* ...........      8,235       315,462
                                                     -----------
                                                       2,358,061
                                                     -----------
SWITZERLAND -- 8.5%
    Credit Suisse Group ...............      3,250       723,146
    Julius Baer Holdings AG Cl-B ......        517     1,617,319
    Kuoni Reisen AG ...................        100       496,437
    Nestle SA .........................        575     1,230,510
    Novartis AG .......................        250       416,005
    UBS AG* ...........................      2,555       950,033
                                                     -----------
                                                       5,433,450
                                                     -----------

                                          SHARES        VALUE
                                          ------        -----
UNITED KINGDOM -- 15.3%
    Amvescap PLC ......................     53,700   $   524,152
    British Aerospace PLC .............     74,600       572,563
    British Airways PLC ...............     29,600       320,279
    Cable & Wireless Communications
      PLC* ............................     66,000       667,885
    Capita Group PLC ..................     37,600       323,402
    CMG PLC ...........................     13,900       436,593
    Compass Group PLC .................     34,400       396,036
    Crt Group PLC .....................     22,500       156,359
    Diageo PLC ........................     38,129       451,690
    Energis PLC* ......................     32,000       487,203
    Hays PLC ..........................     24,300       407,879
    Logica PLC ........................     12,300       397,625
    Misys PLC .........................     18,600     1,057,954
    Orange PLC* .......................     24,000       254,280
    Provident Financial PLC* ..........      9,768       154,430
    Schroders PLC .....................      6,600       170,247
    SEMA Group PLC ....................     37,000       439,859
    Serco Group PLC ...................      4,400       101,311
    Somerfield PLC ....................     48,600       310,166
    Standard Chartered PLC ............     17,000       193,162
    Vodafone Group PLC ................     78,900     1,001,817
    WPP Group PLC .....................     80,600       530,529
    Zeneca Group PLC ..................      7,600       326,145
                                                     -----------
                                                       9,681,566
                                                     -----------
TOTAL FOREIGN STOCK
  (COST $52,842,148)...................               58,738,162
                                                     -----------
COMMON STOCK -- 1.0%
TELECOMMUNICATIONS
    AirTouch Communications, Inc.*
    (COST $574,823)....................     11,000       642,812
                                                     -----------

                                            PAR
                                           (000)
                                           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.1%
    Federal Home Loan Bank
      Disc. Notes
      5.55%, 07/01/98
  (COST $9,599,000)......................  $9,599     9,599,000
                                                    -----------
TOTAL INVESTMENTS -- 108.7%
  (COST $63,015,971).....................            68,979,974
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (8.7%).......................            (5,531,022)
                                                    -----------
NET ASSETS -- 100.0%.....................           $63,448,952
                                                    ===========

TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1998:

                                            IN                      UNREALIZED
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS     APPRECIATION
  MONTH      TYPE          RECEIVE         FOR        AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
07/98        Buy    AUD       95,492    $   58,014   $   59,204       $1,190
07/98        Buy    BEL    1,569,725        42,024       42,215          191
07/98        Buy    BRC      111,430        96,355       96,342          (13)
07/98        Buy    CHF      509,247       335,857      335,804          (53)
07/98        Buy    CAD      120,799        82,103       82,150           47
07/98        Buy    DEM    1,202,974       665,325      666,542        1,217
07/98        Buy    DKK    1,327,707       192,798      193,087          289
07/98        Buy    FRF    5,794,340       957,861      959,940        2,079
07/98        Buy    GBP      759,727     1,266,018    1,267,330        1,312
07/98        Buy    HKD      412,185        53,196       53,241           45
07/98        Buy    JPY   49,341,903       355,874      355,634         (240)
07/98        Buy    PTE   59,272,199       320,095      320,935          840
07/98        Buy    SEK      916,644       114,710      114,944          234
                                        ----------   ----------       ------
                                        $4,540,230   $4,547,368       $7,138
                                        ==========   ==========       ======

                                            IN                      UNREALIZED
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS     APPRECIATION
  MONTH      TYPE          DELIVER         FOR        AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
07/98        Sell   CHF      749,884    $  499,563   $  495,922      $ 3,641
07/98        Sell   DEM    1,552,550       865,869      861,662        4,207
07/98        Sell   DKK      767,887       111,437      111,665         (228)
07/98        Sell   FRF    4,889,280       813,250      809,953        3,297
07/98        Sell   GBP      541,800       903,357      903,000          357
07/98        Sell   ITL   52,268,376        29,472       29,405           67
07/98        Sell   JPY   31,131,078       220,874      225,326       (4,452)
07/98        Sell   NLG    1,098,367       543,953      540,961        2,992
07/98        Sell   SEK    1,488,564       189,164      186,738        2,426
                                        ----------   ----------      -------
                                        $4,176,939   $4,164,632      $12,307
                                        ==========   ==========      =======

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.9% of net assets.

See Notes to Financial Statements.

T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 89.2%
AIRLINES -- 1.8%
    Midwest Express Holdings, Inc.*....  150,000   $  5,428,125
                                                   ------------
AUTOMOTIVE PARTS -- 1.8%
    Myers Industries, Inc. ............  110,000      2,640,000
    OEA, Inc. .........................  100,000      1,600,000
    TBC Corp.*.........................  200,000      1,325,000
                                                   ------------
                                                      5,565,000
                                                   ------------
BUILDING MATERIALS -- 9.1%
    Cameron Ashley Building Products,
      Inc.*............................  110,900      1,871,437
    Giant Cement Holdings, Inc.*.......   60,000      1,717,500
    Gibraltar Steel Corp.*.............  120,000      2,460,000
    Holophane Corp.*...................  120,000      3,060,000
    Juno Lighting, Inc. ...............  130,000      3,071,250
    Lone Star Technologies, Inc.*......  130,000      1,982,500
    Modine Manufacturing Co. ..........  100,000      3,462,500
    Republic Group, Inc. ..............  150,900      3,168,900
    Skyline Corp. .....................   61,600      2,009,700
    Synthetic Industries, Inc.*........  180,000      2,621,250
    Thomas Industries, Inc. ...........  110,000      2,688,125
                                                   ------------
                                                     28,113,162
                                                   ------------
BUSINESS SERVICES -- 1.0%
    Grey Advertising, Inc. ............    8,000      3,168,000
                                                   ------------
CHEMICALS -- 2.0%
    Furon Co. .........................  220,000      3,987,500
    Schulman, (A.), Inc. ..............  120,000      2,347,500
                                                   ------------
                                                      6,335,000
                                                   ------------
CLOTHING & APPAREL -- 1.4%
    Dan River, Inc. Cl-A*..............  120,000      2,040,000
    Unitog Co. ........................  100,000      2,200,000
                                                   ------------
                                                      4,240,000
                                                   ------------
COMPUTER HARDWARE -- 1.1%
    Analogic Corp. ....................   75,000      3,356,250
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 1.0%
    Analysts International Corp. ......  110,000      3,121,250
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.2%
    American Safety Razor Co.*.........  120,000      1,755,000
    Culp, Inc. ........................  140,000      1,811,250
                                                   ------------
                                                      3,566,250
                                                   ------------
CONTAINERS & PACKAGING -- 3.9%
    Aptargroup, Inc. ..................   60,000      3,731,250
    First Brands Corp. ................  120,000      3,075,000
    Ivex Packaging Corp.*..............  130,000      3,022,500
    Shorewood Packaging Corp.*.........  150,000      2,381,250
                                                   ------------
                                                     12,210,000
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 8.4%
    Electro Rental Corp.*..............  300,000      6,731,250
    Franklin Electric Co., Inc. .......   40,000      2,720,000
    Landauer, Inc. ....................   75,000      2,240,625
    Littelfuse, Inc.*..................  150,000      3,787,500
    Methode Electronics, Inc. Cl-A.....  250,000      3,875,000

                                         SHARES       VALUE
                                         ------       -----
    Nichols Research Corp.*............  120,000   $  3,277,500
    Pioneer-Standard Electronics,
      Inc. ............................  130,000      1,251,250
    Scotsman Industries, Inc. .........   80,000      2,220,000
                                                   ------------
                                                     26,103,125
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Waterlink, Inc.*...................  150,000      1,275,000
                                                   ------------
EQUIPMENT SERVICES -- 3.0%
    Cort Business Services Corp.*......  100,000      3,150,000
    Rival Co. .........................   87,000      1,174,500
    Unifirst Corp. ....................  120,000      3,000,000
    VWR Scientific Products, Inc.*.....   80,000      1,970,000
                                                   ------------
                                                      9,294,500
                                                   ------------
FINANCIAL-BANK & TRUST -- 5.3%
    Commercial Federal Savings & Loan
      Corp. ...........................   30,000        948,750
    Community First Bankshares,
      Inc. ............................  120,000      3,142,500
    First Republic Bank*...............  100,000      3,612,500
    Silicon Valley Bancshares*.........  140,000      4,983,125
    Sirrom Capital Corp. ..............  140,000      3,640,000
                                                   ------------
                                                     16,326,875
                                                   ------------
FINANCIAL SERVICES -- 4.7%
    Allied Capital Corp. ..............  140,000      3,430,000
    AMRESCO, Inc.*.....................   80,000      2,330,000
    First Financial Fund, Inc. ........  150,000      2,840,625
    McGrath Rentcorp...................  120,000      2,535,000
    Medallion Financial Corp. .........  120,000      3,300,000
                                                   ------------
                                                     14,435,625
                                                   ------------
INSURANCE -- 6.0%
    FBL Financial Group, Inc. Cl-A.....  130,000      3,331,250
    Harleysville Group, Inc. ..........   46,000        954,500
    Markel Corp.*......................   18,000      3,204,000
    Poe & Brown, Inc. .................  138,800      5,161,625
    Presidential Life Corp. ...........  140,000      2,992,500
    PXRE Corp. ........................   70,000      2,100,000
    Selective Insurance Group, Inc. ...   40,000        896,250
                                                   ------------
                                                     18,640,125
                                                   ------------
LUMBER & WOOD PRODUCTS -- 0.6%
    Deltic Timber Corp. ...............   80,000      2,005,000
                                                   ------------
MACHINERY & EQUIPMENT -- 5.2%
    Alamo Group, Inc. .................   62,000      1,178,000
    Carbo Ceramics, Inc. ..............   85,500      2,917,687
    Smith, (A.O.) Corp. ...............  100,000      5,168,750
    TransTechnology Corp. .............  120,000      3,082,500
    Woodward Governor Co. .............  120,000      3,705,000
                                                   ------------
                                                     16,051,937
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.6%
    Lunar Corp.*.......................  150,000      2,756,250
    Owens & Minor, Inc. ...............  220,000      2,200,000
                                                   ------------
                                                      4,956,250
                                                   ------------
METALS & MINING -- 2.7%
    Cambior, Inc. .....................   90,000        528,750
    Dayton Mining Corp.*...............  140,000         96,250

T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Golden Star Resources Ltd.*........  120,000   $    255,000
    Layne Christensen Co.*.............  120,000      1,485,000
    Material Sciences Corp.*...........  150,000      1,743,750
    Penn Virginia Corp. ...............  110,000      2,846,250
    Prime Resources Group, Inc. .......  180,000      1,248,750
                                                   ------------
                                                      8,203,750
                                                   ------------
OFFICE EQUIPMENT -- 3.5%
    Aaron Rents, Inc. Cl-A.............   50,000        906,250
    Aaron Rents, Inc. Cl-B.............  150,000      3,000,000
    CompX International, Inc.*.........  128,000      2,768,000
    IDEX Corp. ........................  120,000      4,140,000
                                                   ------------
                                                     10,814,250
                                                   ------------
OIL & GAS -- 2.6%
    Chieftain International, Inc.*.....    5,500        130,281
    Cross Timbers Oil Co. .............  165,000      3,145,313
    Devon Energy Corp. ................   50,000      1,746,875
    Rutherford-Moran Oil Corp.*........  150,000      3,018,750
                                                   ------------
                                                      8,041,219
                                                   ------------
PAPER & FOREST PRODUCTS -- 1.5%
    CSS Industries, Inc.*..............   62,900      2,059,975
    Wausau-Mosinee Paper Corp. ........  110,000      2,516,250
                                                   ------------
                                                      4,576,225
                                                   ------------
PERSONAL SERVICES -- 1.3%
    Matthews International Corp.
      Cl-A.............................  170,000      4,175,625
                                                   ------------
REAL ESTATE -- 4.6%
    Apartment Investment & Management
      Co. Cl-A [REIT]..................   55,000      2,172,500
    Glenborough Realty Trust, Inc. ....   50,000      1,318,750
    Innkeepers USA Trust...............  130,000      1,641,250
    Meridian Industrial Trust, Inc. ...  150,000      3,450,000
    National Health Investors, Inc. ...   50,000      1,656,250
    Post Properties, Inc. [REIT].......   24,600        947,100
    Sun Communities, Inc. .............   90,000      2,981,250
                                                   ------------
                                                     14,167,100
                                                   ------------
RESTAURANTS -- 2.6%
    Consolidated Products, Inc.*.......  180,000      3,802,500
    Ruby Tuesday, Inc.*................  280,000      4,340,000
                                                   ------------
                                                      8,142,500
                                                   ------------
RETAIL & MERCHANDISING -- 6.3%
    Bon-Ton Stores, Inc.*..............  150,000      2,409,375
    Casey's General Stores, Inc. ......  200,000      3,312,500
    CompuCom Systems, Inc.*............  450,000      2,925,000
    Fabri-Centers of America, Inc.
      Cl-B*............................  130,000      3,079,375
    Hancock Fabrics, Inc. .............  200,000      2,500,000
    Proffitt's, Inc.*..................   50,000      2,018,750
    Stein Mart, Inc.*..................  250,000      3,375,000
                                                   ------------
                                                     19,620,000
                                                   ------------
TELECOMMUNICATIONS -- 2.4%
    Aliant Communications, Inc. .......  180,000      4,938,750
    Mosaix, Inc.*......................  250,000      2,453,125
                                                   ------------
                                                      7,391,875
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
TRANSPORTATION -- 1.1%
    Landstar Systems, Inc.*............  100,000   $  3,493,750
                                                   ------------
UTILITIES -- 1.1%
    United Water Resources, Inc. ......  190,000      3,420,000
                                                   ------------
TOTAL COMMON STOCK
  (COST $260,321,574)..................             276,237,768
                                                   ------------
PREFERRED STOCK -- 0.5%
OIL & GAS
    Cross Timbers Oil Co. $1.5625 Cl-A
    (COST $1,188,022)..................   33,000      1,412,813
                                                   ------------
FOREIGN STOCK -- 0.3%
METALS & MINING
    Prime Resources Group,
      Inc. -- (CAD)
    (COST $956,274)....................  120,000        832,347
                                                   ------------

                                           PAR
                                          (000)
                                          -----
U.S. TREASURY OBLIGATIONS -- 3.2%
    U.S. Treasury Bills
      4.985%, 07/23/98#.................  $5,000      4,985,619
      5.04%, 07/23/98#..................   5,000      4,985,619
                                                   ------------
    (COST $9,969,368)...................              9,971,238
                                                   ------------
COMMERCIAL PAPER -- 6.7%
    Asset Securitization Cooperation
      Corp.+
      5.50%, 07/07/98...................     750        749,301
    BellSouth Telecommunications 5.70%,
      07/08/98..........................     164        163,818
    Ciesco L.P. 5.50%, 07/17/98.........   5,500      5,486,556
    Du Pont, (E.I.) de Nemours & Co.
      5.52%, 07/20/98...................   7,970      7,946,781
    IBM Credit Corp.
      5.50%, 07/08/98...................   5,815      5,808,781
    Merck & Co., Inc.
      6.10%, 07/01/98...................     562        562,000
                                                   ------------
    (COST $20,717,249)..................             20,717,237
                                                   ------------

                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Fund
    (COST $491).......................       491            491
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (COST $293,152,978).................              309,171,894
OTHER ASSETS LESS
  LIABILITIES -- 0.1%.................                  272,243
                                                   ------------
NET ASSETS -- 100.0%..................             $309,444,137
                                                   ============

T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

# Securities with an aggregate market value of $9,971,238 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1998:

                                 EXPIRATION   NUMBER OF    UNREALIZED
          DESCRIPTION              MONTH      CONTRACTS   APPRECIATION
----------------------------------------------------------------------
Russell 2000...................    09/98         40         $212,925
                                                            ========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 0.2% of net assets.

See Notes to Financial Statements.

MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 84.4%
AEROSPACE -- 5.2%
    AlliedSignal, Inc. ................   77,082   $  3,420,514
    Gulfstream Aerospace Corp.*........  254,521     11,835,226
    Lockheed Martin Corp. .............   10,650      1,127,569
                                                   ------------
                                                     16,383,309
                                                   ------------
AIRLINES -- 4.7%
    AMR Corp.*.........................   45,360      3,776,220
    UAL Corp.*.........................  141,233     11,016,174
                                                   ------------
                                                     14,792,394
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 3.0%
    Ford Motor Co. ....................  158,933      9,377,047
                                                   ------------
BEVERAGES -- 2.6%
    Coca-Cola Enterprises, Inc. .......  208,117      8,168,592
                                                   ------------
CHEMICALS -- 2.9%
    Cytec Industries, Inc.*............  128,986      5,707,630
    Monsanto Co. ......................   63,238      3,533,423
                                                   ------------
                                                      9,241,053
                                                   ------------
CLOTHING & APPAREL -- 0.4%
    Polo Ralph Lauren Corp.*...........   48,750      1,365,000
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 7.2%
    Cisco Systems, Inc.*...............   54,075      4,978,280
    Microsoft Corp.*...................  110,977     12,027,132
    PeopleSoft, Inc.*..................  120,389      5,658,283
                                                   ------------
                                                     22,663,695
                                                   ------------
CONGLOMERATES -- 1.1%
    Textron, Inc. .....................   46,928      3,364,151
                                                   ------------
CONSTRUCTION -- 0.8%
    M.D.C. Holdings, Inc. .............  130,770      2,582,707
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    General Electric Co. ..............   97,670      8,887,970
                                                   ------------
ENTERTAINMENT & LEISURE -- 7.2%
    Carnival Corp. Cl-A................  214,670      8,506,299
    Premier Parks, Inc.*...............   41,000      2,731,625
    Time Warner, Inc. .................  134,223     11,467,678
                                                   ------------
                                                     22,705,602
                                                   ------------
EQUIPMENT SERVICES -- 2.9%
    Hertz Corp. Cl-A...................  204,454      9,059,868
                                                   ------------
FARMING & AGRICULTURE -- 0.1%
    Pioneer Hi-Bred International,
      Inc. ............................    6,000        248,250
                                                   ------------
FINANCIAL-BANK & TRUST -- 5.0%
    Citicorp ..........................   65,493      9,774,830
    Star Banc Corp. ...................   24,425      1,560,147
    Wells Fargo & Co. .................   11,775      4,344,975
                                                   ------------
                                                     15,679,952
                                                   ------------
FINANCIAL SERVICES -- 7.5%
    Affiliated Managers Group, Inc.*...    2,925        108,591
    Associates First Capital Corp.
      Cl-A.............................  141,462     10,874,891

                                         SHARES       VALUE
                                         ------       -----
    Fannie Mae.........................   74,230   $  4,509,472
    Merrill Lynch & Co., Inc. .........   86,061      7,939,127
                                                   ------------
                                                     23,432,081
                                                   ------------
FOOD -- 2.0%
    Ralston Purina Group...............   54,488      6,364,879
                                                   ------------
HOTELS & MOTELS -- 0.8%
    Four Seasons Hotels, Inc. .........   69,326      2,443,742
                                                   ------------
MACHINERY & EQUIPMENT -- 1.5%
    Caterpillar, Inc. .................   85,679      4,530,277
                                                   ------------
METALS & MINING -- 0.0%
    Phelps Dodge Corp. ................    1,150         65,766
                                                   ------------
PHARMACEUTICALS -- 10.5%
    Lilly, (Eli) & Co. ................   78,023      5,154,394
    Pfizer, Inc. ......................   72,174      7,844,412
    Schering-Plough Corp. .............   67,547      6,188,994
    Warner-Lambert Co. ................  197,947     13,732,573
                                                   ------------
                                                     32,920,373
                                                   ------------
RETAIL & MERCHANDISING -- 7.5%
    Gap, Inc. .........................  129,694      7,992,393
    Home Depot, Inc. ..................   89,280      7,415,820
    Wal-Mart Stores, Inc. .............  132,210      8,031,758
                                                   ------------
                                                     23,439,971
                                                   ------------
TELECOMMUNICATIONS -- 8.7%
    Lucent Technologies, Inc. .........  161,459     13,431,371
    MediaOne Group, Inc.*..............  313,811     13,788,072
                                                   ------------
                                                     27,219,443
                                                   ------------
TOTAL COMMON STOCK
  (COST $239,812,450)..................             264,936,122
                                                   ------------
FOREIGN STOCK -- 3.9%
AUTOMOBILE MANUFACTURERS
    Volkswagen AG -- (DEM)
    (COST $11,582,004).................   12,740     12,245,724
                                                   ------------

                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.5%
    Federal Home Loan Bank Disc. Notes
      5.40%, 07/01/98
    (COST $45,500,000).................  $45,500     45,500,000
                                                   ------------
TOTAL INVESTMENTS -- 102.8%
  (COST $296,894,454)..................             322,681,846
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.8%).....................              (8,686,556)
                                                   ------------
NET ASSETS -- 100.0%...................            $313,995,290
                                                   ============

MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1998:

                                            IN
SETTLEMENT               CONTRACTS TO    EXCHANGE    CONTRACTS     UNREALIZED
  MONTH      TYPE          RECEIVE         FOR        AT VALUE    DEPRECIATION
------------------------------------------------------------------------------
07/98        Buy    DEM   9,726,309     $5,408,466   $5,389,134     $19,332
                                        ==========   ==========     =======

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

COHEN & STEERS REALTY PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 92.4%
APARTMENT/RESIDENTIAL -- 13.2%
    Apartment Investment & Management
      Co. Cl-A [REIT] ..................   23,400   $   924,300
    Avalon Bay Communities, Inc.
      [REIT] ...........................   19,239       731,082
    Essex Property Trust, Inc.
      [REIT] ...........................   25,200       781,200
    Irvine Apartment Communities, Inc.
      [REIT] ...........................    3,200        92,600
    Security Capital Pacific Trust
      [REIT] ...........................   29,100       652,931
    Smith, (Charles E.) Residential
      Realty, Inc. .....................    8,200       262,400
                                                    -----------
                                                      3,444,513
                                                    -----------
COMMUNITY CENTER -- 9.0%
    Developers Diversified Realty Corp.
      [REIT] ...........................   27,900     1,093,331
    Kimco Realty Corp. [REIT] ..........   21,000       861,000
    Pan Pacific Retail Properties, Inc.
      [REIT] ...........................   19,600       399,350
                                                    -----------
                                                      2,353,681
                                                    -----------
DIVERSIFIED -- 9.7%
    LNR Property Corp. .................   16,700       427,937
    Reckson Services Industries,
      Inc.* ............................   12,432        41,181
    Saint Joe Co. ......................    7,200       197,100
    Security Capital Group, Inc.
      Cl-B* ............................    1,800        47,925
    Vornado Realty Trust [REIT] ........   45,900     1,821,656
                                                    -----------
                                                      2,535,799
                                                    -----------
HEALTH CARE -- 4.7%
    American Retirement Corp.* .........   12,000       213,000
    Health Care Property Investors, Inc.
      [REIT] ...........................    2,900       104,581
    Healthcare Realty Trust, Inc.
      [REIT] ...........................    9,500       258,875
    Meditrust Companies [REIT] .........   22,900       639,769
                                                    -----------
                                                      1,216,225
                                                    -----------
HOTEL -- 6.1%
    Starwood Hotels & Resorts [REIT] ...   33,100     1,599,144
                                                    -----------
OFFICE -- 20.4%
    Arden Realty, Inc. [REIT] ..........   29,900       773,662
    Brandywine Realty Trust [REIT] .....   14,600       326,675
    Cousins Properties, Inc. [REIT] ....    5,800       173,275
    Crescent Real Estate Equities Co.
      [REIT] ...........................   40,500     1,361,812
    Equity Office Properties Trust
      [REIT] ...........................      700        19,863
    Highwoods Properties, Inc.
      [REIT] ...........................   28,700       927,369
    Mack-Cali Realty Corp. [REIT] ......   35,900     1,234,063
    SL Green Realty Corp. [REIT] .......   22,700       510,750
                                                    -----------
                                                      5,327,469
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
OFFICE/INDUSTRIAL -- 14.9%
    CenterPoint Properties Corp.
      [REIT] ...........................    5,800   $   191,763
    First Industrial Realty Trust, Inc.
      [REIT] ...........................   26,500       843,031
    Reckson Associates Realty Corp.
      [REIT] ...........................   28,400       670,950
    Security Capital Industrial Trust
      [REIT] ...........................   32,100       802,500
    Spieker Properties, Inc. [REIT] ....   23,500       910,625
    Trinet Corporate Realty Trust, Inc.
      [REIT] ...........................   13,600       462,400
                                                    -----------
                                                      3,881,269
                                                    -----------
REGIONAL MALL -- 12.1%
    General Growth Properties [REIT] ...   29,800     1,113,775
    JP Realty, Inc. [REIT] .............    9,400       221,488
    Simon DeBartolo Group, Inc.
      [REIT] ...........................   13,400       435,500
    The Macerich Co.[REIT] .............   28,400       832,475
    The Rouse Co. ......................   17,700       556,444
                                                    -----------
                                                      3,159,682
                                                    -----------
SELF STORAGE -- 2.3%
    Public Storage, Inc. [REIT] ........   21,500       602,000
                                                    -----------
TOTAL COMMON STOCK
  (COST $24,940,108) ...................             24,119,782
                                                    -----------
SHORT-TERM INVESTMENTS -- 2.8%
    Temporary Investment Cash Fund......  364,677       364,677
    Temporary Investment Fund...........  364,677       364,677
                                                    -----------
    (COST $729,354).....................                729,354
                                                    -----------
TOTAL INVESTMENTS -- 95.2%
  (COST $25,669,462)....................             24,849,136
OTHER ASSETS LESS LIABILITIES -- 4.8%...              1,239,059
                                                    -----------
NET ASSETS -- 100.0%....................            $26,088,195
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

LORD ABBETT SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
COMMON STOCK -- 90.0%
AEROSPACE -- 2.3%
    AAR Corp. .........................     14,000   $   413,875
    DONCASTERS PLC [ADR]* .............      2,000        55,625
    TriStar Aerospace Co.* ............     14,000       217,000
                                                     -----------
                                                         686,500
                                                     -----------
AUTOMOBILE MANUFACTURERS -- 1.7%
    Oshkosh Truck Corp. ...............     20,000       500,000
                                                     -----------
AUTOMOTIVE PARTS -- 0.5%
    OEA, Inc. .........................      9,000       144,000
                                                     -----------
BUILDING MATERIALS -- 6.2%
    CalMat Co. ........................     19,000       418,000
    Gradall Industries, Inc.* .........      6,900       100,912
    Hughes Supply, Inc. ...............      9,900       362,587
    Medusa Corp. ......................     10,300       646,325
    Simpson Manufacturing Co.,
      Inc.* ...........................      9,000       347,625
                                                     -----------
                                                       1,875,449
                                                     -----------
BUSINESS SERVICES -- 1.1%
    Aviation Sales Co.* ...............      5,000       198,125
    Baker, (Michael) Corp.* ...........     15,000       135,937
                                                     -----------
                                                         334,062
                                                     -----------
CLOTHING & APPAREL -- 11.0%
    Dan River, Inc. Cl-A* .............     21,000       357,000
    Garan, Inc. .......................     14,000       379,750
    Gerber Childrenswear, Inc.* .......     27,200       419,900
    Maxwell Shoe Co., Inc. Cl-A* ......      1,600        31,800
    North Face, Inc.* .................     15,000       360,000
    Phillips-Van Heusen Corp. .........     25,000       368,750
    Stride Rite Corp. .................     93,000     1,400,812
                                                     -----------
                                                       3,318,012
                                                     -----------
COMPUTER SERVICES & SOFTWARE -- 1.7%
    Artesyn Technologies, Inc.* .......      6,200        99,200
    Structural Dynamics Research
      Corp.* ..........................      4,000        92,500
    Telxon Corp. ......................     10,000       323,750
                                                     -----------
                                                         515,450
                                                     -----------
CONGLOMERATES -- 0.5%
    Ruddick Corp. .....................      8,000       145,000
                                                     -----------
CONSTRUCTION -- 2.8%
    Kaufman & Broad Home Corp. ........     19,000       603,250
    Newmark Homes Corp.* ..............     12,000       124,500
    Willbros Group, Inc.* .............      8,000       125,000
                                                     -----------
                                                         852,750
                                                     -----------
CONSUMER PRODUCTS & SERVICES -- 2.8%
    Gibson Greetings, Inc.* ...........     18,000       450,000
    Oneida Ltd. .......................      3,000        91,875
    Sola International, Inc.* .........      9,000       294,187
                                                     -----------
                                                         836,062
                                                     -----------

                                          SHARES        VALUE
                                          ------        -----
CONTAINERS & PACKAGING -- 2.7%
    BWAY Corp.* .......................     18,200   $   391,300
    Tuscarora, Inc. ...................      9,000       142,875
    ZERO Corp. ........................     10,000       283,750
                                                     -----------
                                                         817,925
                                                     -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 16.8%
    AMETEK, Inc. ......................      4,400       128,975
    Control Devices, Inc. .............     12,500       162,500
    Electronics for Imaging, Inc.* ....     63,000     1,330,875
    General Scanning, Inc.* ...........     23,000       205,562
    GenRad, Inc.* .....................      8,000       158,000
    Methode Electronics, Inc. Cl-A ....     23,400       362,700
    Microsemi Corp.* ..................     20,000       185,000
    Moog, Inc. Cl-A* ..................     21,000       801,937
    Newport Corp. .....................      7,600       150,100
    Plexus Corp.* .....................     13,100       260,362
    Richey Electronics, Inc.* .........      2,600        20,312
    Rogers Corp.* .....................     24,200       798,600
    The DII Group, Inc.* ..............     13,000       221,812
    Zebra Technologies Corp.* .........      6,500       277,875
                                                     -----------
                                                       5,064,610
                                                     -----------
FINANCIAL SERVICES -- 0.2%
    Doral Financial Corp. .............      3,000        52,500
                                                     -----------
FOOD -- 2.2%
    Dreyer's Grand Ice Cream, Inc. ....     10,000       201,250
    Midwest Grain Products, Inc.* .....     10,300       149,350
    Sanderson Farms, Inc. .............     21,000       309,750
                                                     -----------
                                                         660,350
                                                     -----------
HEALTHCARE SERVICES -- 2.2%
    Sierra Health Services, Inc.* .....     26,200       659,912
                                                     -----------
INDUSTRIAL PRODUCTS -- 3.9%
    Blount International, Inc. Cl-A ...     15,000       427,500
    Oregon Steel Mills, Inc. ..........     40,000       745,000
                                                     -----------
                                                       1,172,500
                                                     -----------
INSURANCE -- 1.7%
    Chartwell Re Corp. ................     13,000       382,687
    Farm Family Holdings, Inc.* .......      3,000       116,813
                                                     -----------
                                                         499,500
                                                     -----------
MACHINERY & EQUIPMENT -- 8.5%
    Albany International Corp. Cl-A ...     12,035       288,088
    American Precision Industries,
      Inc. ............................      5,000        76,350
    Cincinnati Milacron, Inc. .........     15,000       364,688
    CLARCOR, Inc. .....................      5,100       107,100
    CUNO, Inc.* .......................      5,300       114,613
    Kollmorgen Corp. ..................     19,000       381,188
    Manitowoc Co., Inc. ...............     11,000       443,438
    Precision Castparts Corp. .........      1,000        53,375
    Regal Beloit Corp. ................      3,500        99,750
    SPS Technologies, Inc.* ...........      7,500       438,750
    Stewart & Stevenson Services,
      Inc. ............................     11,000       198,000
                                                     -----------
                                                       2,565,340
                                                     -----------

LORD ABBETT SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
MEDICAL SUPPLIES & EQUIPMENT -- 3.9%
    Arrow International, Inc. .........     27,000   $   740,813
    Invacare Corp. ....................      4,400       112,750
    Marquette Medical Systems,
      Inc.* ...........................     13,000       333,531
                                                     -----------
                                                       1,187,094
                                                     -----------
METALS & MINING -- 4.2%
    Cleveland-Cliffs, Inc. ............      3,100       166,238
    Hawk Corp. Cl-A* ..................      2,100        37,013
    IMCO Recycling, Inc. ..............     11,000       203,500
    Penn Virginia Corp. ...............      7,500       194,063
    Quanex Corp. ......................     10,900       330,406
    Wolverine Tube, Inc.* .............      8,500       323,000
                                                     -----------
                                                       1,254,220
                                                     -----------
OFFICE EQUIPMENT -- 0.5%
    Brady, (W.H.) Co. .................      5,000       139,063
                                                     -----------
OIL & GAS -- 4.0%
    Domain Energy Corp.* ..............     10,000       120,000
    Grey Wolf, Inc.* ..................     35,000       111,563
    KCS Energy, Inc. ..................      5,000        57,188
    Meridian Resource Corp.* ..........     50,000       353,125
    Oceaneering International,
      Inc.* ...........................     14,000       248,500
    Patterson Energy, Inc.* ...........     19,000       185,844
    Pool Energy Services Co.* .........      8,000       118,000
                                                     -----------
                                                       1,194,220
                                                     -----------

                                          SHARES        VALUE
                                          ------        -----
PAPER & FOREST PRODUCTS -- 1.2%
    Wausau-Mosinee Paper Corp. ........     16,000   $   366,000
                                                     -----------
PRINTING & PUBLISHING -- 2.4%
    Scholastic Corp.* .................     18,000       717,750
                                                     -----------
RETAIL & MERCHANDISING -- 2.2%
    Elder-Berrman Stores Corp.* .......     20,000       533,750
    K2, Inc. ..........................      7,000       123,375
                                                     -----------
                                                         657,125
                                                     -----------
TRANSPORTATION -- 2.8%
    Air Express International Corp. ...     27,000       722,250
    Smithway Motor Express Corp.
      Cl-A* ...........................     11,000       110,000
                                                     -----------
                                                         832,250
                                                     -----------
TOTAL COMMON STOCK
  (COST $27,456,827)...................               27,047,644
                                                     -----------
SHORT-TERM INVESTMENTS -- 8.4%
    Temporary Investment Cash Fund.....  1,260,557     1,260,557
    Temporary Investment Fund..........  1,260,557     1,260,557
                                                     -----------
    (COST $2,521,114)..................                2,521,114
                                                     -----------
TOTAL INVESTMENTS -- 98.4%
  (COST $29,977,941)...................               29,568,758
OTHER ASSETS LESS
  LIABILITIES -- 2.6%..................                  481,066
                                                     -----------
NET ASSETS -- 100.0%...................              $30,049,824
                                                     ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 88.8%
ADVERTISING -- 0.1%
    Interpublic Group of Companies,
      Inc. ............................      700   $     42,481
    Omnicom Group, Inc. ...............    1,700         84,787
                                                   ------------
                                                        127,268
                                                   ------------
AEROSPACE -- 0.9%
    AlliedSignal, Inc. ................    5,200        230,750
    Boeing Co. ........................    5,300        236,181
    General Dynamics Corp. ............      600         27,900
    Lockheed Martin Corp. .............    1,700        179,987
    Raytheon Co. Cl-B..................    2,900        171,462
    United Technologies Corp. .........    2,100        194,250
                                                   ------------
                                                      1,040,530
                                                   ------------
AIRLINES -- 0.8%
    AMR Corp.*.........................    4,700        391,275
    Delta Air Lines, Inc. .............    2,500        323,125
    Southwest Airlines Co. ............    1,000         29,625
    US Airways Group, Inc.*............    1,700        134,725
                                                   ------------
                                                        878,750
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 1.9%
    Chrysler Corp. ....................   10,400        586,300
    Ford Motor Co. ....................   15,000        885,000
    General Motors Corp. ..............   10,100        674,806
    Navistar International Corp.*......    2,300         66,412
                                                   ------------
                                                      2,212,518
                                                   ------------
AUTOMOTIVE PARTS -- 0.4%
    Autozone, Inc.*....................    3,200        102,200
    Cummins Engine Co., Inc. ..........    4,200        215,250
    Eaton Corp. .......................      400         31,100
    Echlin, Inc. ......................      630         30,909
    Genuine Parts Co. .................    1,300         44,931
    Goodyear Tire & Rubber Co. ........    1,100         70,881
                                                   ------------
                                                        495,271
                                                   ------------
BEVERAGES -- 2.7%
    Anheuser-Busch Companies, Inc. ....    4,400        207,625
    Brown-Forman Corp. Cl-B............      100          6,425
    Coca-Cola Co. .....................   26,000      2,223,000
    PepsiCo, Inc. .....................   15,000        617,812
                                                   ------------
                                                      3,054,862
                                                   ------------
BROADCASTING -- 0.5%
    CBS Corp. .........................    6,500        206,375
    Clear Channel Communications,
      Inc.*............................      800         87,300
    Cognizant Corp. ...................    1,000         63,000
    Gannett Co., Inc. .................    2,500        177,656
    King World Productions, Inc.*......    3,000         76,500
                                                   ------------
                                                        610,831
                                                   ------------
BUILDING MATERIALS -- 0.1%
    Lowe's Companies, Inc. ............    2,400         97,350
    Masco Corp. .......................    1,100         66,550
                                                   ------------
                                                        163,900
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
BUSINESS SERVICES -- 0.2%
    Avery Dennison Corp. ..............      500   $     26,875
    Deluxe Corp. ......................    4,500        161,156
    Ecolab, Inc. ......................      200          6,200
    Equifax, Inc. .....................      700         25,419
    Harris Corp. ......................      100          4,469
                                                   ------------
                                                        224,119
                                                   ------------
CHEMICALS -- 2.1%
    Air Products & Chemicals, Inc. ....    1,900         76,000
    Dow Chemical Co. ..................    4,400        425,425
    Du Pont, (E.I.) de Nemours &
      Co. .............................   11,500        858,187
    Eastman Chemical Co. ..............    3,600        224,100
    FMC Corp.*.........................    1,100         75,006
    Monsanto Co. ......................    5,600        312,900
    PPG Industries, Inc. ..............    1,300         90,431
    Rohm & Haas Co. ...................      300         31,181
    Union Carbide Corp. ...............    5,400        288,225
                                                   ------------
                                                      2,381,455
                                                   ------------
CLOTHING & APPAREL -- 0.2%
    Abercrombie & Fitch Co. Cl-A*......      415         18,260
    Fruit of the Loom, Inc. Cl-A.......    2,300         76,331
    Limited, Inc. .....................    1,250         41,406
    VF Corp. ..........................      800         41,200
                                                   ------------
                                                        177,197
                                                   ------------
COMPUTER HARDWARE -- 3.2%
    Bay Networks, Inc.*................    4,000        129,000
    Compaq Computer Corp. .............   20,445        580,113
    Dell Computer Corp.*...............    7,600        705,375
    EMC Corp.*.........................    6,700        300,244
    Hewlett-Packard Co. ...............   10,400        622,700
    International Business Machines
      Corp. ...........................   11,700      1,343,306
                                                   ------------
                                                      3,680,738
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 4.8%
    Apple Computer, Inc.*..............    3,300         94,669
    Automatic Data Processing, Inc. ...    2,500        182,187
    Ceridian Corp.*....................    1,800        105,750
    Cisco Systems, Inc.*...............   11,500      1,058,719
    Computer Associates International,
      Inc. ............................    5,000        277,812
    Gateway 2000, Inc.*................    2,500        126,562
    Microsoft Corp.*...................   27,100      2,936,962
    Novell, Inc.*......................    8,700        110,925
    Oracle Corp.*......................    2,800         68,775
    Parametric Technology Corp.*.......    4,300        116,637
    Silicon Graphics, Inc.*............    5,800         70,325
    Sun Microsystems, Inc.*............    5,200        225,875
    Unisys Corp.*......................    5,200        146,900
                                                   ------------
                                                      5,522,098
                                                   ------------
CONGLOMERATES -- 2.0%
    ITT Industries, Inc. ..............      200          7,475
    Johnson Controls, Inc. ............      200         11,437
    Minnesota Mining &
      Manufacturing Co. ...............    6,300        517,781
    Philip Morris Companies, Inc. .....   29,900      1,177,312
    Tenneco, Inc. .....................    1,000         38,062

BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Textron, Inc. .....................    4,400   $    315,425
    The Seagram Co. Ltd. ..............    2,700        110,531
    Tyco International Ltd. ...........    1,450         91,350
                                                   ------------
                                                      2,269,373
                                                   ------------
CONSTRUCTION -- 0.6%
    Centex Corp. ......................    5,900        222,725
    Fleetwood Enterprises, Inc. .......    4,800        192,000
    Pulte Corp. .......................    8,300        247,962
                                                   ------------
                                                        662,687
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.1%
    Allergan, Inc. ....................      200          9,275
    Bausch & Lomb, Inc. ...............      200         10,025
    Cendant Corp.*.....................   11,500        240,062
    Clorox Co. ........................      700         66,762
    Colgate-Palmolive Co. .............    2,800        246,400
    Eastman Kodak Co. .................    2,900        211,881
    Gillette Co. ......................   11,100        629,231
    Hasbro, Inc. ......................      400         15,725
    International Flavors & Fragrances,
      Inc. ............................      400         17,375
    Jostens, Inc. .....................    5,800        139,925
    Procter & Gamble Co. ..............   13,700      1,247,556
    Raychem Corp. .....................      100          2,956
    Rubbermaid, Inc. ..................      500         16,594
    Sherwin-Williams Co. ..............      600         19,875
    Unilever NV........................    6,200        489,412
    UST, Inc. .........................    7,200        194,400
    Whirlpool Corp. ...................      200         13,750
                                                   ------------
                                                      3,571,204
                                                   ------------
CONTAINERS & PACKAGING -- 0.1%
    Crown Cork & Seal Co., Inc. .......      600         28,500
    Sealed Air Corp.*..................    1,700         62,475
                                                   ------------
                                                         90,975
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.7%
    Aeroquip-Vickers, Inc. ............    3,600        210,150
    AMP, Inc. .........................    1,500         51,562
    Emerson Electric Co. ..............    4,000        241,500
    General Electric Co. ..............   34,500      3,139,500
    Honeywell, Inc. ...................    3,600        300,825
    Parker-Hannifin Corp. .............      500         19,062
    Tandy Corp. .......................      400         21,225
    Texas Instruments, Inc. ...........    3,500        204,094
    The Perkin-Elmer Corp. ............      100          6,219
                                                   ------------
                                                      4,194,137
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.3%
    Disney, (Walt) Co. ................    7,100        745,944
    Mirage Resorts, Inc.*..............    3,900         83,119
    Time Warner, Inc. .................    5,400        461,362
    Viacom, Inc. Cl-B*.................    3,900        227,175
                                                   ------------
                                                      1,517,600
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
ENVIRONMENTAL SERVICES -- 0.1%
    Browning-Ferris Industries,
      Inc. ............................    1,200         41,700
    Waste Management, Inc. ............    3,800        133,000
                                                   ------------
                                                        174,700
                                                   ------------
FARMING & AGRICULTURE -- 0.9%
    Dekalb Genetics Corp. Cl-B.........   10,200   $    965,175
    Pioneer Hi-Bred International,
      Inc. ............................    1,200         49,650
                                                   ------------
                                                      1,014,825
                                                   ------------
FINANCIAL-BANK & TRUST -- 6.9%
    Banc One Corp. ....................    6,100        340,456
    Bank of New York Co., Inc. ........    3,500        212,406
    BankAmerica Corp. .................    9,500        821,156
    BankBoston Corp. ..................    2,300        127,937
    BB&T Corp. ........................      900         60,862
    Chase Manhattan Corp. .............    8,300        626,650
    Citicorp...........................    6,460        964,155
    Comerica, Inc. ....................    1,100         72,875
    Countrywide Credit Industries,
      Inc. ............................      400         20,300
    Fifth Third Bancorp................    1,800        113,400
    First Chicago NBD Corp. ...........    2,700        239,287
    First Union Corp. .................    9,742        567,471
    Golden West Financial Corp. .......    2,600        276,412
    Huntington Bancshares, Inc. .......    1,200         40,200
    Keycorp............................    3,700        131,812
    MBNA Corp. ........................    4,300        141,900
    Mellon Bank Corp. .................    2,200        153,175
    Mercantile Bancorporation, Inc. ...      800         40,300
    Morgan, (J.P.) & Co., Inc. ........    3,300        386,512
    National City Corp. ...............    3,000        213,000
    NationsBank Corp. .................    9,400        719,100
    Northern Trust Corp. ..............    1,100         83,875
    Norwest Corp. .....................    7,100        265,362
    PNC Bank Corp. NA .................    2,700        145,294
    Republic New York Corp. ...........      600         37,762
    State Street Boston Corp. .........    1,100         76,450
    Summit Bancorp.....................    1,100         52,250
    Suntrust Banks, Inc. ..............    1,800        146,362
    Synovus Financial Corp. ...........    1,350         32,062
    U.S. Bancorp.......................    6,700        288,100
    Wachovia Corp. ....................    1,800        152,100
    Wells Fargo & Co. .................      800        295,200
                                                   ------------
                                                      7,844,183
                                                   ------------
FINANCIAL SERVICES -- 3.7%
    Ahmanson, (H.F.) & Co. ............    2,600        184,600
    American Express Co. ..............    7,000        798,000
    Associates First Capital Corp.
      Cl-A.............................    3,131        240,696
    Beneficial Corp. ..................      200         30,637
    Block, (H&R), Inc. ................      400         16,850
    Capital One Financial Corp. .......    4,000        496,750
    Fannie Mae.........................   10,600        643,950
    Franklin Resources, Inc. ..........    2,500        135,000
    Freddie Mac........................    6,600        310,612
    Lehman Brothers Holdings, Inc. ....      700         54,294
    Merrill Lynch & Co., Inc. .........    3,100        285,975
    Morgan Stanley, Dean Witter &
      Co. .............................    5,600        511,700

BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Schwab, (Charles) Corp. ...........    1,800   $     58,500
    SLM Holding Corp. .................    9,600        470,400
                                                   ------------
                                                      4,237,964
                                                   ------------
FOOD -- 2.7%
    Albertson's, Inc. .................    2,000        103,625
    American Stores Co. ...............    1,300         31,444
    Archer-Daniels-Midland Co. ........    5,100         98,812
    Bestfoods, Inc. ...................    2,700        156,769
    Campbell Soup Co. .................    4,300        228,437
    General Mills, Inc. ...............    3,800        259,825
    Giant Food, Inc. Cl-A..............   22,400        964,600
    Heinz, (H.J.) Co. .................    3,300        185,212
    Hershey Foods Corp. ...............      700         48,300
    Kellogg Co. .......................    3,600        135,225
    Kroger Co.*........................    3,900        167,212
    Quaker Oats Co. ...................      800         43,950
    Ralston Purina Group...............      800         93,450
    Sara Lee Corp. ....................    4,600        257,312
    Supervalu, Inc. ...................    4,600        204,125
    Sysco Corp. .......................    2,200         56,375
    Vlasic Foods International,
      Inc. ............................      410          8,251
    Winn-Dixie Stores, Inc. ...........      800         40,950
    Wrigley, (Wm., Jr.) Co. ...........      600         58,800
                                                   ------------
                                                      3,142,674
                                                   ------------
HEALTHCARE SERVICES -- 0.2%
    Tenet Healthcare Corp.*............    4,600        143,750
    United Healthcare Corp. ...........    1,500         95,250
                                                   ------------
                                                        239,000
                                                   ------------
HOTELS & MOTELS -- 0.3%
    Harrah's Entertainment, Inc.*......    9,600        223,200
    Hilton Hotels Corp. ...............    1,500         42,750
    Marriott International, Inc.
      Cl-A.............................    1,800         58,275
                                                   ------------
                                                        324,225
                                                   ------------
INSURANCE -- 4.4%
    Allstate Corp. ....................    4,300        393,719
    American General Corp. ............    2,000        142,375
    American International Group,
      Inc. ............................    8,950      1,306,700
    AON Corp. .........................    1,200         84,300
    Chubb Corp. .......................    1,400        112,525
    CIGNA Corp. .......................    1,800        124,200
    Conseco, Inc. .....................    1,300         60,775
    General Re Corp. ..................      600        152,100
    Humana, Inc.*......................    4,000        124,750
    Jefferson-Pilot Corp. .............      500         28,969
    John Alden Financial Corp. ........   43,500        957,000
    Lincoln National Corp. ............      600         54,825
    Loews Corp. .......................      900         78,412
    Marsh & McLennan Companies,
      Inc. ............................    1,950        117,853
    MGIC Investment Corp. .............      800         45,650
    Progressive Corp. .................      500         70,500
    Safeco Corp. ......................      200          9,088
    St. Paul Companies, Inc. ..........    6,814        286,614
    The Hartford Financial Services
      Group, Inc. .....................      900        102,938

                                         SHARES       VALUE
                                         ------       -----
    Torchmark Corp. ...................      700   $     32,025
    Travelers Group, Inc. .............   10,600        642,625
    UNUM Corp. ........................    1,000         55,500
                                                   ------------
                                                      4,983,443
                                                   ------------
MACHINERY & EQUIPMENT -- 1.5%
    Black & Decker Corp. ..............      200         12,200
    Camco International, Inc. .........    1,450        112,919
    Case Corp. ........................      200          9,650
    Caterpillar, Inc. .................    7,400        391,275
    Cooper Industries, Inc. ...........      900         49,444
    Deere & Co. .......................    6,400        338,400
    Dover Corp. .......................    1,400         47,950
    Harnischfeger Industries, Inc. ....      200          5,663
    Illinois Tool Works, Inc. .........    2,100        140,044
    Ingersoll-Rand Co. ................    1,300         57,281
    Paccar, Inc. ......................    4,000        209,000
    Pall Corp. ........................    8,900        182,450
    Stanley Works, Inc. ...............      200          8,313
    Thermo Electron Corp.*.............    3,000        102,563
    W.W. Grainger, Inc. ...............      400         19,925
                                                   ------------
                                                      1,687,077
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
    Abbott Laboratories................   14,900        609,038
    Baxter International, Inc. ........    2,400        129,150
    Becton Dickinson & Co. ............      600         46,575
    Biomet, Inc. ......................      500         16,531
    Boston Scientific Corp.*...........    2,800        200,550
    C.R. Bard, Inc. ...................      100          3,806
    Guidant Corp. .....................    1,000         71,313
    Johnson & Johnson Co. .............   13,600      1,003,000
    Medtronic, Inc. ...................    4,300        274,125
    St. Jude Medical, Inc.*............    2,300         84,669
    U.S. Surgical Corp. ...............      325         14,828
                                                   ------------
                                                      2,453,585
                                                   ------------
METALS & MINING -- 0.7%
    Alcan Aluminium Ltd. ..............    1,200         33,150
    Allegheny Teledyne, Inc. ..........      600         13,725
    Armco, Inc.*.......................   10,500         66,938
    Asarco, Inc. ......................    7,000        155,750
    Barrick Gold Corp. ................    2,300         44,131
    Bethlehem Steel Corp.*.............    4,750         59,078
    Cyprus AMAX Minerals Co. ..........   10,400        137,800
    Homestake Mining Co. ..............      600          6,225
    Inco, Ltd. ........................      200          2,725
    Nucor Corp. .......................      200          9,200
    Placer Dome, Inc. .................      100          1,175
    Reynolds Metals Co. ...............    4,200        234,938
    Worthington Industries, Inc. ......      200          3,013
                                                   ------------
                                                        767,848
                                                   ------------
OFFICE EQUIPMENT -- 0.4%
    Pitney Bowes, Inc. ................    2,200        105,875
    Xerox Corp. .......................    3,000        304,875
                                                   ------------
                                                        410,750
                                                   ------------

BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
OIL & GAS -- 7.6%
    Amerada Hess Corp. ................      600   $     32,588
    Amoco Corp. .......................    8,300        345,488
    Ashland, Inc. .....................    4,100        211,663
    Atlantic Richfield Co. ............    4,900        382,813
    Baker Hughes, Inc. ................    1,000         34,563
    Burlington Resources, Inc. ........    1,200         51,675
    Chevron Corp. .....................    9,500        789,094
    Coastal Corp. .....................      600         41,888
    Columbia Gas System, Inc. .........      300         16,688
    Consolidated Natural Gas Co. ......    3,400        200,175
    Dresser Industries, Inc. ..........   13,600        599,250
    Eastern Enterprises................    3,500        150,063
    Exxon Corp. .......................   28,800      2,053,800
    Mobil Corp. .......................    7,800        597,675
    Nicor, Inc. .......................    4,300        172,538
    Occidental Petroleum Corp. ........   10,900        294,300
    Oneok, Inc. .......................    5,400        215,325
    Oryx Energy Co.*...................    2,900         64,163
    Pennzoil Co. ......................    3,800        192,375
    Phillips Petroleum Co. ............    1,600         77,100
    Rowan Companies, Inc.*.............    2,700         52,481
    Royal Dutch Petroleum Co. .........   21,900      1,200,394
    Schlumberger Ltd. .................    3,100        211,769
    Sonat, Inc. .......................      200          7,725
    Texaco, Inc. ......................    8,800        525,250
    Unocal Corp. ......................    1,600         57,200
    USX-Marathon Group.................    2,100         72,056
                                                   ------------
                                                      8,650,099
                                                   ------------
PAPER & FOREST PRODUCTS -- 1.5%
    Boise Cascade Corp. ...............      200          6,550
    Fort James Corp. ..................    1,300         57,850
    Georgia Pacific Group..............    3,700        218,069
    International Paper Co. ...........    7,000        301,000
    Kimberly-Clark Corp. ..............    5,300        243,138
    Mead Corp. ........................    6,400        203,200
    Potlatch Corp. ....................    4,100        172,200
    Stone Container Corp.*.............    5,700         89,063
    Temple Inland, Inc. ...............    3,600        193,950
    Union Camp Corp. ..................      100          4,963
    Weyerhaeuser Co. ..................    1,400         64,663
    Willamette Industries, Inc. .......    6,200        198,400
                                                   ------------
                                                      1,753,046
                                                   ------------
PHARMACEUTICALS -- 6.9%
    ALZA Corp.*........................    2,300         99,475
    American Home Products Corp. ......   13,000        672,750
    Bristol-Meyers Squibb Co. .........   10,100      1,160,869
    Cardinal Health, Inc. .............      700         65,625
    Lilly, (Eli) & Co. ................   11,300        746,506
    Merck & Co., Inc. .................   10,700      1,431,125
    Pfizer, Inc. ......................   13,600      1,478,150
    Pharmacia & Upjohn, Inc. ..........    4,700        216,788
    Schering-Plough Corp. .............    7,300        668,863
    Vitalink Pharmacy Services,
      Inc.*............................   36,800        811,900
    Warner-Lambert Co. ................    8,000        555,000
                                                   ------------
                                                      7,907,051
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
PRINTING & PUBLISHING -- 0.4%
    Dow Jones & Co., Inc. .............      200   $     11,150
    Knight-Ridder, Inc. ...............    4,000        220,250
    McGraw-Hill Co., Inc. .............      800         65,250
    New York Times Co. Cl-A............      500         39,625
    R.R. Donnelley & Sons Co. .........      700         32,025
    Times Mirror Co. Cl-A..............      200         12,575
    Tribune Co. .......................      700         48,169
                                                   ------------
                                                        429,044
                                                   ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp. ...........................    1,400        137,463
    Norfolk Southern Corp. ............    2,900         86,456
                                                   ------------
                                                        223,919
                                                   ------------
RESTAURANTS -- 0.7%
    Darden Restaurants, Inc. ..........   13,400        212,725
    McDonald's Corp. ..................    6,500        448,500
    Tricon Global Restaurants, Inc.*...    3,200        101,400
                                                   ------------
                                                        762,625
                                                   ------------
RETAIL & MERCHANDISING -- 4.6%
    Avon Products, Inc. ...............      900         69,750
    Circuit City Stores, Inc. .........      100          4,688
    Costco Companies, Inc.*............    3,300        208,106
    CVS Corp. .........................    2,600        101,238
    Dayton-Hudson Corp. ...............    3,800        184,300
    Dillard's, Inc. Cl-A...............      200          8,288
    Federated Department Stores,
      Inc.*............................    3,300        177,581
    Gap, Inc. .........................    3,200        197,200
    Harcourt General, Inc. ............      100          5,950
    Home Depot, Inc. ..................    7,100        589,744
    Kmart Corp.*.......................    8,000        154,000
    May Department Stores Co. .........    1,900        124,450
    Mercantile Stores Co., Inc. .......   12,300        970,931
    Nordstrom, Inc. ...................      300         23,175
    Penney, (J.C.) Co., Inc. ..........    2,200        159,088
    Rite Aid Corp. ....................    1,900         71,369
    Sears, Roebuck & Co. ..............    3,400        207,613
    TJX Companies, Inc. ...............    1,600         38,600
    Venator Group, Inc.*...............    3,700         70,763
    Wal-Mart Stores, Inc. .............   27,800      1,688,850
    Walgreen Co. ......................    4,300        177,644
                                                   ------------
                                                      5,233,328
                                                   ------------
SEMICONDUCTORS -- 1.0%
    Intel Corp. .......................   14,300      1,059,988
    Motorola, Inc. ....................    1,300         68,331
                                                   ------------
                                                      1,128,319
                                                   ------------
TELECOMMUNICATIONS -- 9.2%
    360 Communications Co.*............      800         25,600
    AirTouch Communications, Inc.*.....    9,800        572,688
    Alltel Corp. ......................      600         27,900
    Ameritech Corp. ...................   10,700        480,163
    Ascend Communications, Inc.*.......    2,000         99,125
    Bell Atlantic Corp. ...............   19,800        903,375
    BellSouth Corp. ...................    9,800        657,825
    Comcast Corp. Cl-A.................    2,200         89,306

BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    General Instrument Corp.*..........    4,000   $    108,750
    GTE Corp. .........................   12,500        695,313
    Lucent Technologies, Inc. .........   13,600      1,131,350
    MCI Communications Corp. ..........   37,900      2,202,938
    MediaOne Group, Inc.*..............    8,000        351,500
    Northern Telecom Ltd...............    2,300        130,525
    SBC Communications, Inc. ..........   10,000        400,000
    Southern New England
      Telecommunications Corp. ........    4,800        314,400
    Sprint Corp. ......................    3,300        232,650
    Teleport Communications Group, Inc.
      Cl-A*............................   20,900      1,133,825
    Tellabs, Inc.*.....................    2,800        200,550
    U. S. West, Inc. ..................    8,104        380,888
    Williams Companies, Inc. ..........    3,400        114,750
    WorldCom, Inc.*....................    4,600        222,813
                                                   ------------
                                                     10,476,234
                                                   ------------
TRANSPORTATION -- 0.4%
    CSX Corp. .........................    1,900         86,450
    FDX Corp.*.........................    2,000        125,500
    Laidlaw, Inc. .....................    1,100         13,406
    Ryder Systems, Inc. ...............    5,800        183,063
                                                   ------------
                                                        408,419
                                                   ------------
UTILITIES -- 3.7%
    Ameren Corp.*......................      600         23,850
    American Electric Power Co.,
      Inc. ............................    6,100        276,788
    Baltimore Gas & Electric Co. ......      600         18,638
    Carolina Power & Light Co. ........    4,900        212,538
    Central & South West Corp. ........    1,000         26,875
    Cinergy Corp. .....................      800         28,000
    Consolidated Edison, Inc. .........    5,700        262,556
    DTE Energy Co. ....................      600         24,225
    Duke Energy Corp. .................    6,800        402,900
    Edison International Co. ..........   10,100        298,581
    Enron Corp. .......................    2,300        124,344
    FirstEnergy Corp. .................    8,100        249,075
    FPL Group, Inc. ...................    4,200        264,600
    GPU, Inc. .........................      500         18,906
    Houston Industries, Inc. ..........   10,000        308,750
    Niagara Mohawk Power Corp.*........   17,200        256,925
    PacifiCorp.........................   10,700        242,088
    PECO Energy Co. ...................    8,400        245,175

                                         SHARES       VALUE
                                         ------       -----
    PG&E Corp. ........................    8,500   $    268,281
    PP&L Resources, Inc. ..............      400          9,075
    Public Service Enterprise Group,
      Inc. ............................    1,500         51,656
    Sempra Energy*.....................    6,316        175,268
    Southern Co. ......................    6,200        171,663
    Texas Utilities Co. ...............    1,700         70,763
    Unicom Corp. ......................    6,600        231,413
                                                   ------------
                                                      4,262,933
                                                   ------------
TOTAL COMMON STOCK
  (COST $96,587,584)...................             101,390,804
                                                   ------------

                                           PAR
                                          (000)
                                          -----
U.S. TREASURY OBLIGATIONS -- 0.6%
    U.S. Treasury Bills
      4.97%, 08/20/98#.................     $350        347,668
      4.99%, 08/20/98#.................       95         94,367
      5.01%, 08/20/98#.................       25         24,833
      5.02%, 08/20/98#.................      200        198,667
      5.03%, 08/20/98#.................       10          9,933
                                                   ------------
  (COST $675,288)......................                 675,468
                                                   ------------

                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 7.8%
    Temporary Investment Cash Fund....  4,442,964      4,442,964
    Temporary Investment Fund.........  4,442,965      4,442,965
                                                    ------------
  (COST $8,885,929)...................                 8,885,929
                                                    ------------
TOTAL INVESTMENTS -- 97.2%
  (COST $106,148,801).................               110,952,201
OTHER ASSETS LESS
  LIABILITIES -- 2.8%.................                 3,242,357
                                                    ------------
NET ASSETS -- 100.0%..................              $114,194,558
                                                    ============

----------------------------------------------------------
# Securities with an aggregate market value of $675,468 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1998:

                             EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION                    MONTH      CONTRACTS   APPRECIATION
------------------------------------------------------------------
S&P 500..                      09/98         61         $369,160
                                                        ========

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

STEIN ROE VENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES      VALUE
                                         ------      -----
COMMON STOCK -- 92.9%
ADVERTISING -- 0.3%
    Catalina Marketing Corp.*..........     300    $   15,581
                                                   ----------
AUTOMOTIVE PARTS -- 0.8%
    Superior Industries International,
      Inc. ............................   1,400        39,462
                                                   ----------
BROADCASTING -- 6.4%
    Central European Media Enterprises
      Ltd.*............................   8,800       190,300
    Metro Networks, Inc. ..............   3,000       129,375
                                                   ----------
                                                      319,675
                                                   ----------
BUSINESS SERVICES -- 9.0%
    Alternative Resources Corp.*.......   8,800       108,900
    Meadowbrook Insurance Group,
      Inc. ............................   6,400       174,000
    Metamor Worldwide, Inc. ...........   4,700       165,381
                                                   ----------
                                                      448,281
                                                   ----------
CHEMICALS -- 2.7%
    Chemfirst, Inc. ...................   5,300       133,825
                                                   ----------
CLOTHING & APPAREL -- 2.7%
    Columbia Sportswear Co. ...........   7,100       134,900
                                                   ----------
COMPUTER SERVICES & SOFTWARE -- 9.5%
    Artesyn Technologies, Inc.*........   8,100       129,600
    Barra, Inc.*.......................   4,800       117,600
    National Computer Systems, Inc. ...   2,000        48,000
    Radiant Systems, Inc.*.............   3,900        56,550
    SPSS, Inc. ........................   5,300       123,225
                                                   ----------
                                                      474,975
                                                   ----------
CONSUMER PRODUCTS & SERVICES -- 6.6%
    Nu Skin Asia Pacific, Inc.*........   6,200       120,900
    Sola International, Inc.*..........   6,400       209,200
                                                   ----------
                                                      330,100
                                                   ----------
CONTAINERS & PACKAGING -- 2.2%
    Silgan Holdings, Inc. .............   3,900       109,200
                                                   ----------
DIVERSIFIED RESOURCES -- 1.7%
    Fisher Companies, Inc. ............   1,200        85,200
                                                   ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 10.3%
    AVX Corp. .........................   4,800        77,100
    Black Box Corp.*...................   4,100       136,069
    Celestica, Inc.*...................   5,200        91,000
    Hubbell, Inc. Cl-B.................   2,900       120,712
    Kent Electronics Corp. ............   4,700        86,069
                                                   ----------
                                                      510,950
                                                   ----------
ENTERTAINMENT & LEISURE -- 3.2%
    Ballantyne of Omaha, Inc. .........  14,100       118,087
    Video Update, Inc. ................  28,300        40,681
                                                   ----------
                                                      158,768
                                                   ----------

                                         SHARES      VALUE
                                         ------      -----
FINANCIAL-BANK & TRUST -- 1.2%
    National Bankcorp of Alaska,
      Inc. ............................   1,900    $   58,662
                                                   ----------
HEALTHCARE SERVICES -- 2.1%
    Complete Management, Inc. .........   5,400        21,262
    National Dentex Corp. .............   3,500        82,250
                                                   ----------
                                                      103,512
                                                   ----------
INSURANCE -- 2.0%
    Paula Financial, Inc. .............   4,900        98,612
                                                   ----------
MEDICAL SUPPLIES & EQUIPMENT -- 10.4%
    BioSource International, Inc. .....   6,200        34,488
    Schein, (Henry), Inc.*.............   3,500       161,438
    Urologix, Inc. ....................   5,500        46,750
    Uroquest Medical Corp. ............   5,100        13,388
    Xomed Surgical Products, Inc. .....   5,700       177,413
    Young Innovations, Inc. ...........   5,400        83,025
                                                   ----------
                                                      516,502
                                                   ----------
OIL & GAS -- 2.9%
    Barrett Resources Corp.*...........   1,400        52,413
    Meridian Resource Corp.*...........  13,200        93,225
                                                   ----------
                                                      145,638
                                                   ----------
PHARMACEUTICALS -- 2.3%
    Ligand Pharmaceuticals, Inc.
      Cl-B.............................   4,100        52,788
    Shire Pharmaceuticals Group PLC
      [ADR]............................   2,900        61,988
                                                   ----------
                                                      114,776
                                                   ----------
PRINTING & PUBLISHING -- 2.0%
    CMP Media, Inc. ...................   5,600        98,000
                                                   ----------
REAL ESTATE -- 7.3%
    CB Commercial Real Estate Services
      Group............................   6,800       227,375
    Lasalle Partners, Inc. ............   3,000       133,500
    Reckson Services Industries,
      Inc.*............................     164           543
                                                   ----------
                                                      361,418
                                                   ----------
RESTAURANTS -- 3.4%
    Triarc Companies, Inc. ............   7,600       166,725
                                                   ----------
RETAIL & MERCHANDISING -- 3.9%
    Regis Corp. .......................   4,600       135,988
    School Specialty, Inc.*............   3,400        55,675
                                                   ----------
                                                      191,663
                                                   ----------
TOTAL COMMON STOCK
  (COST $5,094,455)....................             4,616,425
                                                   ----------
SHORT-TERM INVESTMENTS -- 9.6%
    Temporary Investment Cash Fund.....  238,798      238,798
    Temporary Investment Fund..........  238,799      238,799
                                                   ----------
    (COST $477,597)....................               477,597
                                                   ----------

STEIN ROE VENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                                     VALUE
                                                     -----
TOTAL INVESTMENTS -- 102.5%
  (COST $5,572,052)....................            $5,094,022
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.5%).....................              (122,637)
                                                   ----------
NET ASSETS -- 100.0%...................            $4,971,385
                                                   ==========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipt
ADS-American Depositary Shares
BRB-Brady Bond
FLIRB-Floating Interest Rate Bond
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipt
IO-Interest Only Security
PIK-Payment in Kind Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Bond (2)
TBA-To be Announced Security
VR-Variable Rate Bond (1)
ZCB-Zero Coupon Bond (2)
(1)- Rates shown for variable and floating rate securities are the coupon rates as of June 30, 1998.
(2)- Rates shown are the effective yields at purchase date.
COUNTRIES/CURRENCIES:
-----------------------
ATS-Austria/Austrian Schilling
AUD-Australia/Australian Dollar
BEF-Belgium/Belgian Franc
BRC- Brazil/Brazilian Real
CAD-Canada/Canadian Dollar
CHF-Switzerland/Swiss Franc
DEM-Germany/German Deutschemark
DKK-Denmark/Danish Krone
ESP-Spain/Spanish Peseta
FIM-Finland/Finnish Markka
FRF-France/French Franc
GBP-United Kingdom/British Pound
HKD-Hong Kong/Hong Kong Dollar
IEP-Ireland/Irish Punt
ITL-Italy/Italian Lira
JPY-Japan/Japanese Yen
MXP-Mexico/Mexican Peso
MYR-Malaysia/Malaysian Ringgit
NLG-Netherlands/Netherland Guilder
NOK-Norway/Norwegian Krone
NZD-New Zealand/New Zealand Dollar
PTE-Portugal/Portuguese Escudo
SEK-Sweden/Swedish Krona
SGD-Singapore/Singapore Dollar
ZAR-South Africa/South African Rand

AMERICAN SKANDIA TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1998 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                  ----------------------------------------------------------------
                                                                             PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                       AST                                              NEUBERGER&
                                                     PUTNAM       LORD ABBETT                  AST        BERMAN
                                                  INTERNATIONAL   GROWTH AND      JANCAP      MONEY      MID-CAP
                                                     EQUITY         INCOME        GROWTH      MARKET      VALUE
                                                  -------------   -----------   ----------   --------   ----------
ASSETS
   Investments in securities at value (A).......    $515,594      $1,110,121    $2,232,683   $816,316    $216,036
   Cash in bank, including foreign currency
     holdings...................................       1,809             630            --          8          --
   Net receivable for forward foreign currency
     exchange contracts purchased...............         341              --            --         --          --
   Net receivable for forward foreign currency
     exchange contracts sold....................          --              --            --         --          --
   Receivable for:
     Securities sold............................      14,748           5,051         4,117         --       2,712
     Dividends and interest.....................       1,988           2,204         1,880      3,784         257
     Fund shares sold...........................           7               5         4,421      7,983         760
     Futures variation margin...................          --              --            --         --          --
   Other assets.................................          38              --             6          2           1
   Unrealized appreciation on interest rate swap
     agreements.................................          --              --            --         --          --
                                                    --------      ----------    ----------   --------    --------
       TOTAL ASSETS.............................     534,525       1,118,011     2,243,107    828,093     219,766
                                                    --------      ----------    ----------   --------    --------
LIABILITIES
   Cash overdraft...............................          --              --            --         --          --
   Net payable for forward foreign currency
     exchange contracts purchased...............          --              --            90         --          --
   Net payable for forward foreign currency
     exchange contracts sold....................       1,002              --            15         --          --
   Written options outstanding, at value........          --              --            --         --          --
   Payable for:
     Securities purchased.......................      17,542          10,169            --         --       4,255
     Fund shares redeemed.......................         156              36           131         20           1
     Futures variation margin...................          --              --            --         --          --
     Advisory fees..............................         229             356           827         97          84
     Shareholder servicing fees.................          42              89           168         79          16
     Accrued expenses...........................         294             108           155        147          44
     Accrued dividends..........................          --              --            --      3,795          --
                                                    --------      ----------    ----------   --------    --------
       TOTAL LIABILITIES........................      19,265          10,758         1,386      4,318       4,400
                                                    --------      ----------    ----------   --------    --------
NET ASSETS......................................    $515,260      $1,107,253    $2,241,721   $823,775    $215,366
                                                    ========      ==========    ==========   ========    ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares
 authorized, $.001 par value per share).........    $     22      $       52    $       76   $    824    $     16
Additional paid-in capital......................     390,852         861,118     1,319,905    822,918     192,799
Undistributed net investment income (loss)......       3,762           7,111         2,738         --       2,511
Accumulated net realized gain (loss) on
 investments....................................      30,975          70,244        66,617         33      26,384
Accumulated net unrealized appreciation
 (depreciation) on investments..................      89,649         168,728       852,385         --      (6,344)
                                                    --------      ----------    ----------   --------    --------
NET ASSETS......................................    $515,260      $1,107,253    $2,241,721   $823,775    $215,366
                                                    ========      ==========    ==========   ========    ========
Shares of common stock outstanding..............      22,462          52,400        76,163    823,742      16,318
Net asset value, offering and redemption price
 per share......................................    $  22.94      $    21.13    $    29.43   $   1.00    $  13.20
                                                    ========      ==========    ==========   ========    ========
(A) Investments at cost.........................    $425,204      $  941,393    $1,380,192   $816,316    $222,380
                                                    ========      ==========    ==========   ========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
                                                        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                              T. ROWE      PIMCO                                  T. ROWE         T. ROWE      NEUBERGER&
      AST                      PRICE       TOTAL     INVESCO      FOUNDERS         PRICE           PRICE         BERMAN
     PUTNAM     FEDERATED      ASSET       RETURN     EQUITY      CAPITAL      INTERNATIONAL   INTERNATIONAL     MID-CAP
    BALANCED   HIGH YIELD    ALLOCATION     BOND      INCOME    APPRECIATION      EQUITY           BOND          GROWTH
    --------   -----------   ----------   --------   --------   ------------   -------------   -------------   -----------
    $398,022    $552,797      $266,533    $861,747   $754,919     $272,642       $451,601        $132,130       $225,360
       2,047          --           187       1,607      1,028            1         25,701           5,515             --
          31          --            --          --         --           --             --              81             --
          --          --            --          --         --           --             --              --             --
       8,073       1,946           290           2         --          676            341               4             --
       1,829       9,066         1,895       5,986      3,361           33          1,061           3,466             60
         265       2,714             5       1,417        954            5             11              32            270
         362          --            --         648         --           --             --              --             --
           1         330            --           2          2            1              2               1              1
          --          --            --          91         --           --             --              --             --
    --------    --------      --------    --------   --------     --------       --------        --------       --------
     410,630     566,853       268,910     871,500    760,264      273,358        478,717         141,229        225,691
    --------    --------      --------    --------   --------     --------       --------        --------       --------
          --          --            --          --         --           --             --              --             --
          --          --            --          --         --           --             --              --             --
          42          --            --           4         --           --              2              --             --
          --          --            --          15         --           --             --              --             --
      10,409       4,765           149     173,814     12,596        3,458            424              --          7,771
          --          28           280         269         64           73            489              45             --
          --          --            --          --         --           --             --              --             --
         136         246            65         158        225          127            200              --             73
          33          45            22          58         60           21             39              12             16
         134          --            85          94         92           57            132              98             52
          --          --            --          --         --           --             --              --             --
    --------    --------      --------    --------   --------     --------       --------        --------       --------
      10,754       5,084           601     174,412     13,037        3,736          1,286             155          7,912
    --------    --------      --------    --------   --------     --------       --------        --------       --------
    $399,876    $561,769      $268,309    $697,088   $747,227     $269,622       $477,431        $141,074       $217,779
    ========    ========      ========    ========   ========     ========       ========        ========       ========
    $     30    $     44      $     17    $     61   $     44     $     15       $     36        $     14       $     13
     338,856     522,851       210,799     664,617    585,954      216,179        379,929         140,888        177,029
       4,979      20,601         3,369      16,992      7,163         (723)         2,521           8,578           (111)
      21,383       4,710           775       7,751     31,085        7,685          2,746          (7,112)        35,071
      34,628      13,563        53,349       7,667    122,981       46,466         92,199          (1,294)         5,777
    --------    --------      --------    --------   --------     --------       --------        --------       --------
    $399,876    $561,769      $268,309    $697,088   $747,227     $269,622       $477,431        $141,074       $217,779
    ========    ========      ========    ========   ========     ========       ========        ========       ========
      29,396      43,770        16,398      60,987     43,806       15,268         36,041          13,797         12,832
    $  13.60    $  12.83      $  16.36    $  11.43   $  17.06     $  17.66       $  13.25        $  10.23       $  16.97
    ========    ========      ========    ========   ========     ========       ========        ========       ========
    $364,032    $539,234      $213,180    $856,035   $631,938     $226,176       $359,253        $133,480       $219,583
    ========    ========      ========    ========   ========     ========       ========        ========       ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1998 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                  -------------------------------------------------------
                                                                         PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                              T. ROWE     PIMCO     ROBERTSON
                                                               PRICE     LIMITED    STEPHENS    AST JANUS
                                                  FOUNDERS    NATURAL    MATURITY    VALUE +    OVERSEAS
                                                  PASSPORT   RESOURCES     BOND      GROWTH      GROWTH
                                                  --------   ---------   --------   ---------   ---------
ASSETS
   Investments in securities at value (A).......  $133,686   $  99,919   $399,795   $290,325    $517,723
   Cash in bank, including foreign currency
     holdings...................................        --          15         --         --         823
   Net receivable for forward foreign currency
     exchange contracts purchased...............        --          --         --         --          --
   Net receivable for forward foreign currency
     exchange contracts sold....................        --          --         --         --         667
   Receivable for:
     Securities sold............................     1,574         563     60,900     11,528       3,934
     Dividends and interest.....................       135         139      3,084        105         447
     Fund shares sold...........................         1          --         --          8         563
     Futures variation margin...................        --          --          1         --          --
   Other assets.................................         1           1          1          1           1
   Unrealized appreciation on interest rate swap
     agreements.................................        --          --         50         --          --
                                                  --------    --------   --------   --------    --------
       TOTAL ASSETS.............................   135,397     100,637    463,831    301,967     524,158
                                                  --------    --------   --------   --------    --------
LIABILITIES
   Cash overdraft...............................       268          --         --         --          --
   Net payable for forward foreign currency
     exchange contracts purchased...............         1          --         --         --         728
   Net payable for forward foreign currency
     exchange contracts sold....................         1          --         --         --          --
   Written options outstanding, at value........        --          --         --         --          --
   Payable for:
     Securities purchased.......................       495          --    162,279     14,160      21,747
     Fund shares redeemed.......................       413          54        707        858          --
     Futures variation margin...................        --          --         --         --          --
     Advisory fees..............................        65          43         72        131         244
     Shareholder servicing fees.................        11           8         25         22          39
     Accrued expenses...........................        81          42         66         46         106
     Accrued dividends..........................        --          --         --         --          --
                                                  --------    --------   --------   --------    --------
       TOTAL LIABILITIES........................     1,335         147    163,149     15,217      22,864
                                                  --------    --------   --------   --------    --------
NET ASSETS......................................  $134,062   $ 100,490   $300,682   $286,750    $501,294
                                                  ========    ========   ========   ========    ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares
 authorized, $.001 par value per share).........  $      9    $      7    $    28   $     19    $     34
Additional paid-in capital......................   100,733      94,937    291,834    238,597     416,837
Undistributed net investment income (loss)......       590         472      8,802       (872)      1,937
Accumulated net realized gain (loss) on
 investments....................................    (1,173)      8,268     (1,574)     5,126       2,264
Accumulated net unrealized appreciation
 (depreciation) on investments..................    33,903      (3,194)     1,592     43,880      80,222
                                                  --------    --------   --------   --------    --------
NET ASSETS......................................  $134,062   $ 100,490   $300,682   $286,750    $501,294
                                                  ========    ========   ========   ========    ========
Shares of common stock outstanding..............     9,323       7,219     27,986     19,298      34,424
Net asset value, offering and redemption price
 per share......................................  $  14.38   $   13.92    $ 10.74   $  14.86    $  14.56
                                                  ========    ========   ========   ========    ========
(A) Investments at cost.........................  $ 99,780   $ 103,110   $398,397   $246,445    $437,272
                                                  ========    ========   ========   ========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------
                                                   PORTFOLIO
----------------------------------------------------------------------------------------------------------------
    AST PUTNAM   TWENTIETH     TWENTIETH       T. ROWE                            LORD      BANKERS
      VALUE       CENTURY       CENTURY      PRICE SMALL   MARSICO    COHEN &    ABBETT      TRUST
     GROWTH &    STRATEGIC   INTERNATIONAL     COMPANY     CAPITAL    STEERS    SMALL CAP   ENHANCED   STEIN ROE
      INCOME     BALANCED       GROWTH          VALUE       GROWTH    REALTY      VALUE       500       VENTURE
    ----------   ---------   -------------   -----------   --------   -------   ---------   --------   ---------
     $161,582     $51,222       $68,980       $309,172     $322,682   $24,849    $29,569    $110,952    $5,094
           51          --            23             --           76       967      1,397         402        88
           --          --             7             --           --        --         --          --        --
           --          --            12             --           --        --         --          --        --
        2,974         188           264             --        3,051       275         54         368        32
          335         239           137            328           58       113         16         119         1
          524         181           270            468        2,207       114      1,148       2,699        43
           --          --            --             47           --        --         --          --        --
            1          --            --              1           --        --         --          --        --
           --          --            --             --           --        --         --          --        --
     --------     -------       -------       --------     --------   -------    -------    --------    ------
      165,467      51,830        69,693        310,016      328,074    26,318     32,184     114,540     5,258
     --------     -------       -------       --------     --------   -------    -------    --------    ------
           --          --            --             --           --        --         --          --        --
           --          --            --             --           19        --         --          --        --
           --          --            --             --           --        --         --          --        --
           --          --            --             --           --        --         --          --        --
          589       1,321         6,181            359       13,909       212      2,115         163       282
           --          --            --              7           --        --         --          --        --
           --          --            --             --           --        --         --         121        --
           60          20            32            127           95        12         11          15         1
           13           4             5             24           20         2          2           8        --
           89          23            26             55           36         4          6          38         4
           --          --            --             --           --        --         --          --        --
     --------     -------       -------       --------     --------   -------    -------    --------    ------
          751       1,368         6,244            572       14,079       230      2,134         345       287
     --------     -------       -------       --------     --------   -------    -------    --------    ------
     $164,716     $50,462       $63,449       $309,444     $313,995   $26,088    $30,050    $114,195    $4,971
     ========     =======       =======       ========     ========   =======    =======    ========    ======
     $     13     $     4       $     4       $     24     $     24   $     2    $     3    $     10    $    1
      148,398      43,787        53,899        289,989      282,961    26,694     30,497     101,323     5,457
          716         379           220            930          197       290        (18)        510        (6)
        5,981         558         3,348          2,269        5,030       (78)       (23)      7,179        (3)
        9,608       5,734         5,978         16,232       25,783      (820)      (409)      5,173      (478)
     --------     -------       -------       --------     --------   -------    -------    --------    ------
     $164,716     $50,462       $63,449       $309,444     $313,995   $26,088    $30,050    $114,195    $4,971
     ========     =======       =======       ========     ========   =======    =======    ========    ======
       12,663       3,938         4,418         23,654       23,784     2,754      2,770       9,760       541
     $  13.01     $ 12.81       $ 14.36       $  13.08     $  13.20   $  9.47    $ 10.85    $  11.70    $ 9.18
     ========     =======       =======       ========     ========   =======    =======    ========    ======
     $151,974     $45,488       $63,016       $293,153     $296,894   $25,669    $29,978    $106,149    $5,572
     ========     =======       =======       ========     ========   =======    =======    ========    ======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                               -------------------------------------------------------------
                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                                                  NEUBERGER&
                                                AST PUTNAM     LORD ABBETT                AST       BERMAN
                                               INTERNATIONAL   GROWTH AND     JANCAP     MONEY     MID-CAP
                                                  EQUITY         INCOME       GROWTH    MARKET      VALUE
                                               -------------   -----------   --------   -------   ----------
INVESTMENT INCOME
   Interest..................................     $   387        $   749     $  7,181   $21,190    $    396
   Dividends.................................       5,995         11,058        4,963        --       2,979
                                                  -------        -------     --------   -------    --------
       Total Investment Income...............       6,382         11,807       12,144    21,190       3,375
                                                  -------        -------     --------   -------    --------
EXPENSES
   Investment advisory fees..................       2,062          3,865        8,256     1,675         691
   Shareholder servicing fees................         236            516          917       372          95
   Administration and accounting fees........         169            227          268       201          95
   Custodian fees............................         131             54           99        49          20
   Professional fees.........................          10             22           40        16           4
   Trustees' fees and expenses...............           4             10           17         7           2
   Insurance expenses........................           2              4            6         3           1
   Miscellaneous expenses....................           6              8           14         5           1
                                                  -------        -------     --------   -------    --------
       Total Expenses........................       2,620          4,706        9,617     2,328         909
       Less: Advisory fee waivers and expense
         reimbursements......................          --            (10)        (211)      (95)         --
                                                  -------        -------     --------   -------    --------
       Net Expenses..........................       2,620          4,696        9,406     2,233         909
                                                  -------        -------     --------   -------    --------
Net Investment Income (Loss).................       3,762          7,111        2,738    18,957       2,466
                                                  -------        -------     --------   -------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
   Net realized gain (loss) on:
       Securities............................      31,157         70,452       66,549        33      26,521
       Foreign currency transactions.........      (1,402)            --          534        --          --
       Futures contracts.....................          --             --           --        --          --
       Option contracts......................          --             --           --        --          --
                                                  -------        -------     --------   -------    --------
   Net realized gain (loss)..................      29,755         70,452       67,083        33      26,521
                                                  -------        -------     --------   -------    --------
   Net change in unrealized appreciation
     (depreciation) on:
       Securities............................      54,188         16,225      472,295        --     (32,273)
       Futures contracts.....................          --             --           --        --          --
       Written option contracts..............          --             --           --        --          --
       Interest rate swaps...................          --             --           --        --          --
       Translation of assets and liabilities
         denominated in foreign currencies...       1,230             --         (181)       --          --
                                                  -------        -------     --------   -------    --------
   Net change in unrealized appreciation
     (depreciation)..........................      55,418         16,225      472,114        --     (32,273)
                                                  -------        -------     --------   -------    --------
   Net gain (loss) on investments............      85,173         86,677      539,197        33      (5,752)
                                                  -------        -------     --------   -------    --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations...............     $88,935        $93,788     $541,935   $18,990    $ (3,286)
                                                  =======        =======     ========   =======    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                             T. ROWE      PIMCO                                                             NEUBERGER&
      AST                     PRICE       TOTAL    INVESCO     FOUNDERS     T. ROWE PRICE   T. ROWE PRICE     BERMAN
     PUTNAM    FEDERATED      ASSET      RETURN    EQUITY      CAPITAL      INTERNATIONAL   INTERNATIONAL    MID-CAP
    BALANCED   HIGH YIELD   ALLOCATION    BOND     INCOME    APPRECIATION      EQUITY           BOND          GROWTH
    --------   ----------   ----------   -------   -------   ------------   -------------   -------------   ----------
    $ 4,970     $22,356      $ 3,560     $19,651   $ 6,341     $   620         $   268         $4,210        $   581
      1,937         645        1,162           6     3,962         192           5,702             --            402
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      6,907      23,001        4,722      19,657    10,303         812           5,970          4,210            983
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      1,419       1,891        1,028       2,068     2,536       1,234           2,388            544            851
        192         252          121         318       338         137             239             68            107
        155         173          112         190       194         122             170             68            103
        112          27           24          55        38          27             137             66             22
          8          11            5          14        15           6              11              3              5
          3           5            2           6         6           3               4              1              2
          1           2            1           2         2           1               2             --              1
         36          38           33          12        11           5              28             11              3
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      1,926       2,399        1,326       2,665     3,140       1,535           2,979            761          1,094
         --          --           --          --        --          --              --             --             --
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      1,926       2,399        1,326       2,665     3,140       1,535           2,979            761          1,094
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      4,981      20,602        3,396      16,992     7,163        (723)          2,991          3,449           (111)
    -------     -------      -------     -------   -------     -------         -------         ------        -------
     18,021       4,724          749       3,432    31,085       7,706           5,502          1,659         36,131
         67          --            2         400        --          (6)            346         (3,480)            --
      3,343          --           --       5,209        --          --              --             --             --
         --          --           --          --        --          --              --             --             --
    -------     -------      -------     -------   -------     -------         -------         ------        -------
     21,431       4,724          751       9,041    31,085       7,700           5,848         (1,821)        36,131
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      3,931      (6,232)      20,430         222    28,220       4,182          49,397          1,253          1,896
        901          --           --         611        --          --              --             --             --
         --          --           --         128        --          --              --             --             --
         --          --           --         (98)       --          --              --             --             --
        137          --           (2)     (1,502)       --          (1)           (119)            63             --
    -------     -------      -------     -------   -------     -------         -------         ------        -------
      4,969      (6,232)      20,428        (639)   28,220       4,181          49,278          1,316          1,896
    -------     -------      -------     -------   -------     -------         -------         ------        -------
     26,400      (1,508)      21,179       8,402    59,305      11,881          55,126           (505)        38,027
    -------     -------      -------     -------   -------     -------         -------         ------        -------
    $31,381     $19,094      $24,575     $25,394   $66,468     $11,158         $58,117         $2,944        $37,916
    =======     =======      =======     =======   =======     =======         =======         ======        =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                               -------------------------------------------------------
                                                                      PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                           T. ROWE     PIMCO     ROBERTSON
                                                            PRICE     LIMITED    STEPHENS    AST JANUS
                                               FOUNDERS    NATURAL    MATURITY    VALUE +    OVERSEAS
                                               PASSPORT   RESOURCES     BOND      GROWTH      GROWTH
                                               --------   ---------   --------   ---------   ---------
INVESTMENT INCOME
   Interest..................................  $   552     $   104    $ 9,981     $   134     $   988
   Dividends.................................      573         981         --         620       3,170
                                               -------     -------    -------     -------     -------
       Total Investment Income...............    1,125       1,085      9,981         754       4,158
                                               -------     -------    -------     -------     -------
EXPENSES
   Investment advisory fees..................      629         493        968       1,340       1,835
   Shareholder servicing fees................       63          55        149         134         184
   Administration and accounting fees........       63          55        129         120         147
   Custodian fees............................       69          22         27          19         106
   Professional fees.........................        3           2          7           6           8
   Trustees' fees and expenses...............        1           1          3           3           3
   Insurance expenses........................       --          --          1           1           1
   Miscellaneous expenses....................        5           5          8           3          14
                                               -------     -------    -------     -------     -------
       Total Expenses........................      833         633      1,292       1,626       2,298
       Less: Advisory fee waivers and expense
         reimbursements......................       --          --         --          --          --
                                               -------     -------    -------     -------     -------
       Net Expenses..........................      833         633      1,292       1,626       2,298
                                               -------     -------    -------     -------     -------
Net Investment Income (Loss).................      292         452      8,689        (872)      1,860
                                               -------     -------    -------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
   Net realized gain (loss) on:
       Securities............................    2,378       8,286       (532)      9,828       4,548
       Foreign currency transactions.........      (85)        (13)        --          --         393
       Futures contracts.....................       --          --        (15)         --          --
       Option contracts......................       --          --         --          --          --
                                               -------     -------    -------     -------     -------
   Net realized gain (loss)..................    2,293       8,273       (547)      9,828       4,941
                                               -------     -------    -------     -------     -------
   Net change in unrealized appreciation
     (depreciation) on:
       Securities............................   22,682      (5,894)      (762)     35,361      66,676
       Future contracts......................       --          --         (5)         --          --
       Written option contracts..............       --          --         --          --          --
       Interest rate swaps...................       --          --         19          --          --
       Translation of assets and liabilities
         denominated in foreign currencies...        5          (3)      (248)         --         (90)
                                               -------     -------    -------     -------     -------
   Net change in unrealized appreciation
     (depreciation)..........................   22,687      (5,897)      (996)     35,361      66,586
                                               -------     -------    -------     -------     -------
   Net gain (loss) on investments............   24,980       2,376     (1,543)     45,189      71,527
                                               -------     -------    -------     -------     -------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations...............  $25,272     $ 2,828    $ 7,146     $44,317     $73,387
                                               =======     =======    =======     =======     =======

--------------------------------------------------------------------------------
(1) Commenced operations on January 2, 1998.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                   TWENTIETH     TWENTIETH     T. ROWE PRICE                           LORD      BANKERS
     AST PUTNAM     CENTURY       CENTURY          SMALL       MARSICO    COHEN &     ABBETT      TRUST
    VALUE GROWTH   STRATEGIC   INTERNATIONAL      COMPANY      CAPITAL    STEERS     SMALL CAP   ENHANCED   STEIN ROE
      & INCOME     BALANCED       GROWTH           VALUE       GROWTH    REALTY(1)   VALUE(1)     500(1)    VENTURE(1)
    ------------   ---------   -------------   -------------   -------   ---------   ---------   --------   ----------
      $   161       $  484        $   82          $  766       $  459      $  24       $  24     $   181      $   5
        1,303           80           590           1,591          456        357          30         661          6
      -------       ------        ------          ------       -------     -----       -----     -------      -----
        1,464          564           672           2,357          915        381          54         842         11
      -------       ------        ------          ------       -------     -----       -----     -------      -----
          533          161           226           1,155          579         72          52         248         11
           71           19            23             128           64          7           5          41          1
           71           25            35             117           63          8           7          21          7
           66           12            95              18            6          3           7          61          6
            3            1             1               5            3         --          --           2         --
            1            1            --               2            1         --          --           1         --
           --           --            --               1           --         --          --          --         --
            3            2             8               4            2          1           1          10          1
      -------       ------        ------          ------       -------     -----       -----     -------      -----
          748          221           388           1,430          718         91          72         384         26
           --            4            --              --           --         --          --         (52)        (9)
      -------       ------        ------          ------       -------     -----       -----     -------      -----
          748          225           388           1,430          718         91          72         332         17
      -------       ------        ------          ------       -------     -----       -----     -------      -----
          716          339           284             927          197        290         (18)        510         (6)
      -------       ------        ------          ------       -------     -----       -----     -------      -----
        6,011          967         3,786           2,438        5,049        (78)        (23)      4,960         (3)
           --           (2)           71              --          (19)        --          --          --         --
           --           --            --            (167)          --         --          --       2,219         --
           --           --            --              --           --         --          --          --         --
      -------       ------        ------          ------       -------     -----       -----     -------      -----
        6,011          965         3,857           2,271        5,030        (78)        (23)      7,179         (3)
      -------       ------        ------          ------       -------     -----       -----     -------      -----
        3,966        3,904         4,593            (789)      25,765       (820)       (409)      4,804       (478)
           --           --            --             213           --         --          --         369         --
           --           --            --              --           --         --          --          --         --
           --           --            --              --           --         --          --          --         --
           --           --           (80)             --           (5)        --          --          --         --
      -------       ------        ------          ------       -------     -----       -----     -------      -----
        3,966        3,904         4,513            (576)      25,760       (820)       (409)      5,173       (478)
      -------       ------        ------          ------       -------     -----       -----     -------      -----
        9,977        4,869         8,370           1,695       30,790       (898)       (432)     12,352       (481)
      -------       ------        ------          ------       -------     -----       -----     -------      -----
      $10,693       $5,208        $8,654          $2,622       $30,987     $(608)      $(450)    $12,862      $(487)
      =======       ======        ======          ======       =======     =====       =====     =======      =====

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                        ------------------------------------------------------------------
                                                                                    PORTFOLIO
                                                        ------------------------------------------------------------------
                                                        AST PUTNAM INTERNATIONAL EQUITY     LORD ABBETT GROWTH AND INCOME
                                                        -------------------------------    -------------------------------
                                                         SIX MONTHS                         SIX MONTHS
                                                            ENDED           YEAR ENDED         ENDED           YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)           1997         (UNAUDITED)           1997
                                                        -------------      ------------    -------------      ------------
FROM OPERATIONS
    Net investment income (loss)....................      $  3,762          $   3,398       $    7,111         $  11,541
    Net realized gain (loss) on investments.........        29,755             49,254           70,452            50,708
    Net change in unrealized appreciation
      (depreciation) on investments.................        55,418             10,077           16,225            81,537
                                                          --------          ---------       ----------         ---------
      Net Increase (Decrease) in Net Assets from
         Operations.................................        88,935             62,729           93,788           143,786
                                                          --------          ---------       ----------         ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income........................................        (4,058)            (5,413)         (11,541)           (7,379)
    Distributions to shareholders from capital
      gains.........................................       (47,200)           (17,443)         (50,708)          (13,267)
                                                          --------          ---------       ----------         ---------
      Total Dividends and Distributions to
         Shareholders...............................       (51,258)           (22,856)         (62,249)          (20,646)
                                                          --------          ---------       ----------         ---------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.......................        65,648            125,193          145,078           426,438
    Net asset value of shares issued in reinvestment
      of dividends and distributions................        51,258             22,856           62,249            20,647
    Cost of shares redeemed.........................       (51,593)          (121,863)         (68,599)         (163,736)
                                                          --------          ---------       ----------         ---------
      Increase (Decrease) in Net Assets from Capital
         Share Transactions.........................        65,313             26,186          138,728           283,349
                                                          --------          ---------       ----------         ---------
         Total Increase (Decrease) in Net Assets....       102,990             66,059          170,267           406,489
NET ASSETS
    Beginning of Period.............................       412,270            346,211          936,986           530,497
                                                          --------          ---------       ----------         ---------
    End of Period...................................      $515,260          $ 412,270       $1,107,253         $ 936,986
                                                          ========          =========       ==========         =========
SHARES ISSUED AND REDEEMED
    Shares sold.....................................         2,933              6,183            6,941            22,448
    Shares issued in reinvestment of dividends and
      distributions.................................         2,483              1,229            3,057             1,185
    Shares redeemed.................................        (2,319)            (6,057)          (3,248)           (8,879)
                                                          --------          ---------       ----------         ---------
      Net Increase (Decrease) in Shares
         Outstanding................................         3,097              1,355            6,750            14,754
                                                          ========          =========       ==========         =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

  -------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
  -------------------------------------------------------------------------------------------------------------------------
                                                                      NEUBERGER&BERMAN
         JANCAP GROWTH                 AST MONEY MARKET                MID-CAP VALUE               AST PUTNAM BALANCED
  ----------------------------   ----------------------------   ----------------------------   ----------------------------
   SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
      ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
  JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,
   (UNAUDITED)        1997        (UNAUDITED)        1997        (UNAUDITED)        1997        (UNAUDITED)        1997
  -------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------
   $    2,738      $    3,000     $    18,957    $    33,089      $  2,466        $  4,517       $  4,981        $  8,977
       67,083          84,851              33             61        26,521          16,140         21,431          22,004
      472,114         199,524              --             --       (32,273)         13,829          4,969          21,963
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
      541,935         287,375          18,990         33,150        (3,286)         34,486         31,381          52,944
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
       (3,000)         (2,524)        (18,957)       (33,089)       (4,472)         (3,604)        (8,979)         (6,615)
      (85,067)        (42,072)            (61)           (80)      (16,201)         (5,148)       (21,996)        (30,342)
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
      (88,067)        (44,596)        (19,018)       (33,169)      (20,673)         (8,752)       (30,975)        (36,957)
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
      570,045         862,306       1,589,682      2,492,066        83,956          90,589         25,935          42,308
       88,067          44,596          18,400         31,988        20,673           8,752         30,974          36,957
     (381,861)       (530,403)     (1,544,167)    (2,313,617)      (66,447)        (47,070)       (15,030)        (24,140)
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
      276,251         376,499          63,915        210,437        38,182          52,271         41,879          55,125
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
      730,119         619,278          63,887        210,418        14,223          78,005         42,285          71,112
    1,511,602         892,324         759,888        549,470       201,143         123,138        357,591         286,479
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
   $2,241,721      $1,511,602     $   823,775    $   759,888      $215,366        $201,143       $399,876        $357,591
   ==========      ==========     ===========    ===========      ========        ========       ========        ========
       21,975          40,825       1,589,682      2,492,065         6,153           6,689          1,915           3,259
        3,601           2,311          18,400         31,988         1,531             711          2,361           3,095
      (14,715)        (25,329)     (1,544,167)    (2,313,617)       (4,644)         (3,718)        (1,106)         (1,850)
   ----------      ----------     -----------    -----------      --------        --------       --------        --------
       10,861          17,807          63,915        210,436         3,040           3,682          3,170           4,504
   ==========      ==========     ===========    ===========      ========        ========       ========        ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                       ------------------------------------------------------------------
                                                                                   PORTFOLIO
                                                       ------------------------------------------------------------------
                                                            FEDERATED HIGH YIELD          T. ROWE PRICE ASSET ALLOCATION
                                                       -------------------------------    -------------------------------
                                                        SIX MONTHS                         SIX MONTHS
                                                           ENDED           YEAR ENDED         ENDED           YEAR ENDED
                                                       JUNE 30, 1998      DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)           1997         (UNAUDITED)           1997
                                                       -------------      ------------    -------------      ------------
FROM OPERATIONS
    Net investment income (loss).....................    $ 20,602           $ 27,616        $  3,396           $  4,904
    Net realized gain (loss) on investments..........       4,724              1,491             751                889
    Net change in unrealized appreciation
      (depreciation) on investments..................      (6,232)            10,886          20,428             21,216
                                                         --------           --------        --------           --------
      Net Increase (Decrease) in Net Assets from
         Operations..................................      19,094             39,993          24,575             27,009
                                                         --------           --------        --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income.........................................     (27,617)           (10,610)         (4,904)            (2,585)
    Distributions to shareholders from capital
      gains..........................................      (1,506)            (1,263)           (863)            (2,403)
                                                         --------           --------        --------           --------
      Total Dividends and Distributions to
         Shareholders................................     (29,123)           (11,873)         (5,767)            (4,988)
                                                         --------           --------        --------           --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold........................     173,059            269,597          37,444             74,080
    Net asset value of shares issued in reinvestment
      of dividends and distributions.................      29,123             11,874           5,767              4,987
    Cost of shares redeemed..........................     (64,804)           (80,433)         (6,785)            (8,162)
                                                         --------           --------        --------           --------
      Increase (Decrease) in Net Assets from Capital
         Share Transactions..........................     137,378            201,038          36,426             70,905
                                                         --------           --------        --------           --------
         Total Increase (Decrease) in Net Assets.....     127,349            229,158          55,234             92,926
NET ASSETS
    Beginning of Period..............................     434,420            205,262         213,075            120,149
                                                         --------           --------        --------           --------
    End of Period....................................    $561,769           $434,420        $268,309           $213,075
                                                         ========           ========        ========           ========
SHARES ISSUED AND REDEEMED
    Shares sold......................................      13,346             21,771           2,369              5,224
    Shares issued in reinvestment of dividends and
      distributions..................................       2,302              1,000             371                377
    Shares redeemed..................................      (5,017)            (6,550)           (424)              (570)
                                                         --------           --------        --------           --------
      Net Increase (Decrease) in Shares
         Outstanding.................................      10,631             16,221           2,316              5,031
                                                         ========           ========        ========           ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO TOTAL RETURN BOND         INVESCO EQUITY INCOME       FOUNDERS CAPITAL APPRECIATION    T. ROWE PRICE INTERNATIONAL EQUITY
----------------------------   ----------------------------   ------------------------------   -----------------------------------
 SIX MONTHS                     SIX MONTHS                      SIX MONTHS                       SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED         YEAR ENDED          ENDED             YEAR ENDED
JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998    DECEMBER 31,     JUNE 30, 1998        DECEMBER 31,
 (UNAUDITED)        1997        (UNAUDITED)        1997        (UNAUDITED)         1997          (UNAUDITED)             1997
-------------   ------------   -------------   ------------   --------------   -------------   ---------------      --------------
  $ 16,992        $ 25,494       $   7,163      $  12,069        $   (723)       $   (777)        $   2,991            $   3,315
     9,041          16,378          31,085         30,597           7,700          13,327             5,848                8,709
      (639)          3,629          28,220         52,553           4,181           4,903            49,278               (3,621)
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
    25,394          45,501          66,468         95,219          11,158          17,453            58,117                8,403
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
   (25,494)        (15,321)        (12,069)        (7,141)             --              --            (3,315)              (2,360)
   (13,415)             --         (30,597)        (9,950)        (12,821)             --           (10,843)              (2,682)
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
   (38,909)        (15,321)        (42,666)       (17,091)        (12,821)             --           (14,158)              (5,042)
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
   143,961         239,491         220,938        325,090          45,030         159,953           128,714              303,075
    38,909          15,321          42,666         17,091          12,821              --            14,158                5,042
   (44,367)        (72,902)       (142,284)      (166,884)        (64,824)       (119,216)         (173,856)            (249,581)
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
   138,503         181,910         121,320        175,297          (6,973)         40,737           (30,984)              58,536
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
   124,988         212,090         145,122        253,425          (8,636)         58,190            12,975               61,897
   572,100         360,010         602,105        348,680         278,258         220,068           464,456              402,559
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
  $697,088        $572,100       $ 747,227      $ 602,105        $269,622        $278,258         $ 477,431            $ 464,456
  ========        ========       =========      =========        ========        ========         =========            =========
    12,555          21,382          13,129         21,367           2,515           9,416             9,910               24,350
     3,502           1,429           2,613          1,227             706              --             1,115                  419
    (3,871)         (6,415)         (8,404)       (11,049)         (3,574)         (6,897)          (13,399)             (19,694)
  --------        --------       ---------      ---------        --------        --------         ---------            ---------
    12,186          16,396           7,338         11,545            (353)          2,519            (2,374)               5,075
  ========        ========       =========      =========        ========        ========         =========            =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                        ------------------------------------------------------------------
                                                                                    PORTFOLIO
                                                        ------------------------------------------------------------------
                                                                 T. ROWE PRICE                    NEUBERGER&BERMAN
                                                              INTERNATIONAL BOND                   MID-CAP GROWTH
                                                        -------------------------------    -------------------------------
                                                         SIX MONTHS                         SIX MONTHS
                                                            ENDED           YEAR ENDED         ENDED           YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)           1997         (UNAUDITED)           1997
                                                        -------------      ------------    -------------      ------------
FROM OPERATIONS
    Net investment income (loss)....................      $  3,449           $  5,568        $   (111)         $     122
    Net realized gain (loss) on investments.........        (1,821)            (4,845)         36,131             33,536
    Net change in unrealized appreciation
      (depreciation) on investments.................         1,316             (3,925)          1,896            (11,415)
                                                          --------           --------        --------          ---------
      Net Increase (Decrease) in Net Assets from
         Operations.................................         2,944             (3,202)         37,916             22,243
                                                          --------           --------        --------          ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income........................................          (439)            (1,563)           (122)              (223)
    Distributions to shareholders from capital
      gains.........................................        (1,035)            (2,503)        (34,532)            (1,347)
                                                          --------           --------        --------          ---------
      Total Dividends and Distributions to
         Shareholders...............................        (1,474)            (4,066)        (34,654)            (1,570)
                                                          --------           --------        --------          ---------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.......................        15,079             57,168          89,552            210,696
    Net asset value of shares issued in reinvestment
      of dividends and distributions................         1,474              4,066          34,654              1,570
    Cost of shares redeemed.........................        (7,357)           (21,793)        (94,739)          (184,136)
                                                          --------           --------        --------          ---------
      Increase (Decrease) in Net Assets from Capital
         Share Transactions.........................         9,196             39,441          29,467             28,130
                                                          --------           --------        --------          ---------
         Total Increase (Decrease) in Net Assets....        10,666             32,173          32,729             48,803
NET ASSETS
    Beginning of Period.............................       130,408             98,235         185,050            136,247
                                                          --------           --------        --------          ---------
    End of Period...................................      $141,074           $130,408        $217,779          $ 185,050
                                                          ========           ========        ========          =========
SHARES ISSUED AND REDEEMED
    Shares sold.....................................         1,466              5,634           5,251             13,595
    Shares issued in reinvestment of dividends and
      distributions.................................           145                405           2,140                109
    Shares redeemed.................................          (716)            (2,152)         (5,700)           (12,032)
                                                          --------           --------        --------          ---------
      Net Increase (Decrease) in Shares
         Outstanding................................           895              3,887           1,691              1,672
                                                          ========           ========        ========          =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      ROBERTSON STEPHENS
     FOUNDERS PASSPORT         T. ROWE PRICE NATURAL RESOURCES    PIMCO LIMITED MATURITY BOND           VALUE + GROWTH
----------------------------   --------------------------------   ----------------------------   ----------------------------
 SIX MONTHS                      SIX MONTHS                        SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED         ENDED          YEAR ENDED         ENDED        YEAR ENDED        ENDED        YEAR ENDED
JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998     DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,
 (UNAUDITED)        1997         (UNAUDITED)          1997         (UNAUDITED)        1997        (UNAUDITED)        1997
-------------   ------------   ---------------   --------------   -------------   ------------   -------------   ------------
  $    292        $    547         $    452         $  1,072        $  8,689        $ 14,491       $   (872)       $   (890)
     2,293          (3,437)           8,273            6,263            (547)            427          9,828          (4,645)
    22,687           5,943           (5,897)          (5,032)           (996)          3,612         35,361           5,704
  --------        --------         --------         --------        --------        --------       --------        --------
    25,272           3,053            2,828            2,303           7,146          18,530         44,317             169
  --------        --------         --------         --------        --------        --------       --------        --------
      (249)           (805)          (1,052)            (417)        (14,378)        (10,857)            --              --
        --            (129)          (6,235)          (2,073)             --              --             --              --
  --------        --------         --------         --------        --------        --------       --------        --------
      (249)           (934)          (7,287)          (2,490)        (14,378)        (10,857)            --              --
  --------        --------         --------         --------        --------        --------       --------        --------
    56,105          74,511           14,265           63,364          57,186         141,511         74,354         265,275
       249             933            7,287            2,489          14,378          10,857             --              --
   (65,253)        (77,268)         (28,557)         (42,246)        (52,292)        (80,412)       (67,569)        (78,586)
  --------        --------         --------         --------        --------        --------       --------        --------
    (8,899)         (1,824)          (7,005)          23,607          19,272          71,956          6,785         186,689
  --------        --------         --------         --------        --------        --------       --------        --------
    16,124             295          (11,464)          23,420          12,040          79,629         51,102         186,858
   117,938         117,643          111,954           88,534         288,642         209,013        235,648          48,790
  --------        --------         --------         --------        --------        --------       --------        --------
  $134,062        $117,938         $100,490         $111,954        $300,682        $288,642       $286,750        $235,648
  ========        ========         ========         ========        ========        ========       ========        ========
     4,248           6,247              964            4,198           5,289          13,311          5,476          20,523
        20              78              527              172           1,360           1,049             --              --
    (4,961)         (6,422)          (1,955)          (2,804)         (4,852)         (7,504)        (4,844)         (6,296)
  --------        --------         --------         --------        --------        --------       --------        --------
      (693)            (97)            (464)           1,566           1,797           6,856            632          14,227
  ========        ========         ========         ========        ========        ========       ========        ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                        ------------------------------------------------------------------
                                                                                    PORTFOLIO
                                                        ------------------------------------------------------------------
                                                                                                  AST PUTNAM VALUE
                                                           AST JANUS OVERSEAS GROWTH               GROWTH & INCOME
                                                        -------------------------------    -------------------------------
                                                         SIX MONTHS                         SIX MONTHS
                                                            ENDED           YEAR ENDED         ENDED           YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)         1997(1)        (UNAUDITED)         1997(1)
                                                        -------------      ------------    -------------      ------------
FROM OPERATIONS
    Net investment income (loss)....................      $   1,860          $    452        $    716           $    686
    Net realized gain (loss) on investments.........          4,941            (1,787)          6,011              1,862
    Net change in unrealized appreciation
      (depreciation) on investments.................         66,586            13,636           3,966              5,642
                                                          ---------          --------        --------           --------
      Net Increase (Decrease) in Net Assets from
         Operations.................................         73,387            12,301          10,693              8,190
                                                          ---------          --------        --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income........................................           (452)               --            (686)                --
    Distributions to shareholders from capital
      gains.........................................           (813)               --          (1,892)                --
                                                          ---------          --------        --------           --------
      Total Dividends and Distributions to
         Shareholders...............................         (1,265)               --          (2,578)                --
                                                          ---------          --------        --------           --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.......................        288,796           295,567          49,157            121,563
    Net asset value of shares issued in reinvestment
      of dividends and distributions................          1,265                --           2,578                 --
    Cost of shares redeemed.........................       (116,594)          (52,163)        (12,572)           (12,315)
                                                          ---------          --------        --------           --------
      Increase (Decrease) in Net Assets from Capital
         Share Transactions.........................        173,467           243,404          39,163            109,248
                                                          ---------          --------        --------           --------
         Total Increase (Decrease) in Net Assets....        245,589           255,705          47,278            117,438
NET ASSETS
    Beginning of Period.............................        255,705                --         117,438                 --
                                                          ---------          --------        --------           --------
    End of Period...................................      $ 501,294          $255,705        $164,716           $117,438
                                                          =========          ========        ========           ========
SHARES ISSUED AND REDEEMED
    Shares sold.....................................         21,501            25,962           3,818             10,693
    Shares issued in reinvestment of dividends and
      distributions.................................             99                --             203                 --
    Shares redeemed.................................         (8,718)           (4,420)           (963)            (1,088)
                                                          ---------          --------        --------           --------
      Net Increase (Decrease) in Shares
         Outstanding................................         12,882            21,542           3,058              9,605
                                                          =========          ========        ========           ========

--------------------------------------------------------------------------------

(1) Commenced operations on January 2, 1997.
(2) Commenced operations on December 22, 1997.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
                                                        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
     TWENTIETH CENTURY              TWENTIETH CENTURY                T. ROWE PRICE
     STRATEGIC BALANCED            INTERNATIONAL GROWTH           SMALL COMPANY VALUE           MARSICO CAPITAL GROWTH
----------------------------   ----------------------------   ----------------------------   ----------------------------
 SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,
 (UNAUDITED)      1997(1)       (UNAUDITED)      1997(1)       (UNAUDITED)      1997(1)       (UNAUDITED)      1997(2)
-------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------
   $   339        $   273         $   284        $    (92)      $    927        $    949       $    197        $     6
       965           (407)          3,857            (481)         2,271           1,023          5,030              0
     3,904          1,830           4,513           1,465           (576)         16,808         25,760             23
   -------        -------         -------        --------       --------        --------       --------        -------
     5,208          1,696           8,654             892          2,622          18,780         30,987             29
   -------        -------         -------        --------       --------        --------       --------        -------
      (233)            --              --              --           (946)             --             (6)            --
        --             --              --              --         (1,025)             --             --             --
   -------        -------         -------        --------       --------        --------       --------        -------
      (233)            --              --              --         (1,971)             --             (6)            --
   -------        -------         -------        --------       --------        --------       --------        -------
    20,592         29,464          50,272          48,070        140,739         210,455        303,738          9,665
       233             --              --              --          1,971              --              6             --
    (4,285)        (2,213)        (28,602)        (15,837)       (33,813)        (29,339)       (28,029)        (2,395)
   -------        -------         -------        --------       --------        --------       --------        -------
    16,540         27,251          21,670          32,233        108,897         181,116        275,715          7,270
   -------        -------         -------        --------       --------        --------       --------        -------
    21,515         28,947          30,324          33,125        109,548         199,896        306,696          7,299
    28,947             --          33,125              --        199,896              --          7,299             --
   -------        -------         -------        --------       --------        --------       --------        -------
   $50,462        $28,947         $63,449        $ 33,125       $309,444        $199,896       $313,995        $ 7,299
   =======        =======         =======        ========       ========        ========       ========        =======
     1,715          2,754           3,690           4,258         10,554          17,898         25,344            966
        20             --              --              --            146              --              1             --
      (349)          (202)         (2,147)         (1,383)        (2,566)         (2,378)        (2,288)          (239)
   -------        -------         -------        --------       --------        --------       --------        -------
     1,386          2,552           1,543           2,875          8,134          15,520         23,057            727
   =======        =======         =======        ========       ========        ========       ========        =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                           ------------------------------------------------------------------
                                                                                       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                              COHEN &         LORD ABBETT     BANKERS TRUST      STEIN ROE
                                                           STEERS REALTY    SMALL CAP VALUE    ENHANCED 500       VENTURE
                                                           --------------   ---------------   --------------   --------------
                                                             SIX MONTHS       SIX MONTHS        SIX MONTHS       SIX MONTHS
                                                               ENDED             ENDED            ENDED            ENDED
                                                           JUNE 30, 1998     JUNE 30, 1998    JUNE 30, 1998    JUNE 30, 1998
                                                           (UNAUDITED)(3)   (UNAUDITED)(3)    (UNAUDITED)(3)   (UNAUDITED)(3)
                                                           --------------   ---------------   --------------   --------------
FROM OPERATIONS
    Net investment income (loss).........................     $   290           $   (18)         $    510          $   (6)
    Net realized gain (loss) on investments..............         (78)              (23)            7,179              (3)
    Net change in unrealized appreciation (depreciation)
      on investments.....................................        (820)             (409)            5,173            (478)
                                                              -------           -------          --------          ------
      Net Increase (Decrease) in Net Assets from
         Operations......................................        (608)             (450)           12,862            (487)
                                                              -------           -------          --------          ------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income.............................................          --                --                --              --
    Distributions to shareholders from capital gains.....          --                --                --              --
                                                              -------           -------          --------          ------
      Total Dividends and Distributions to
         Shareholders....................................          --                --                --              --
                                                              -------           -------          --------          ------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold............................      27,358            32,870           159,204           5,784
    Net asset value of shares issued in reinvestment of
      dividends and distributions........................          --                --                --              --
    Cost of shares redeemed..............................        (662)           (2,370)          (57,871)           (326)
                                                              -------           -------          --------          ------
      Increase (Decrease) in Net Assets from Capital
         Share Transactions..............................      26,696            30,500           101,333           5,458
                                                              -------           -------          --------          ------
         Total Increase (Decrease) in Net Assets.........      26,088            30,050           114,195           4,971
NET ASSETS
    Beginning of Period..................................          --                --                --              --
                                                              -------           -------          --------          ------
    End of Period........................................     $26,088           $30,050          $114,195          $4,971
                                                              =======           =======          ========          ======
SHARES ISSUED AND REDEEMED
    Shares sold..........................................       2,822             2,989            14,897             573
    Shares issued in reinvestment of dividends and
      distributions......................................          --                --                --              --
    Shares redeemed......................................         (68)             (219)           (5,137)            (32)
                                                              -------           -------          --------          ------
      Net Increase (Decrease) in Shares Outstanding......       2,754             2,770             9,760             541
                                                              =======           =======          ========          ======

--------------------------------------------------------------------------------
(3) Commenced operations on January 2, 1998.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------------------------------------
                                                          INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                   --------------------------------------   -------------------------------------
                                       NET ASSET      NET
                                         VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                             PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
        PORTFOLIO            ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
--------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Putnam                  06/30/98*   $21.29      $  0.23       $  4.05       $  4.28      $  (0.67)   $  (1.96)    $  (2.63)
  International Equity      12/31/97     19.22         0.22          3.10          3.32         (0.30)      (0.95)       (1.25)
                            12/31/96     18.20         0.16          1.55          1.71         (0.32)      (0.37)       (0.69)
                            12/31/95     17.61         0.14          1.44          1.58            --       (0.99)       (0.99)
                            12/31/94     17.34         0.10          0.36          0.46         (0.03)      (0.16)       (0.19)
                            12/31/93     12.74         0.14          4.46          4.60            --          --           --
Lord Abbett                 06/30/98*   $20.53      $  0.13       $  1.80       $  1.93      $  (0.25)   $  (1.08)    $  (1.33)
  Growth and Income         12/31/97     17.17         0.24          3.76          4.00         (0.23)      (0.41)       (0.64)
                            12/31/96     14.98         0.23          2.48          2.71         (0.17)      (0.35)       (0.52)
                            12/31/95     12.00         0.16          3.22          3.38         (0.20)      (0.20)       (0.40)
                            12/31/94     12.06         0.20          0.06          0.26         (0.12)      (0.20)       (0.32)
                            12/31/93     10.70         0.11          1.35          1.46         (0.04)      (0.06)       (0.10)
JanCap Growth               06/30/98*   $23.15      $  0.04       $  7.53       $  7.57      $  (0.08)   $  (1.21)    $  (1.29)
                            12/31/97     18.79         0.05          5.17          5.22         (0.05)      (0.81)       (0.86)
                            12/31/96     15.40         0.02          4.19          4.21         (0.02)      (0.80)       (0.82)
                            12/31/95     11.22         0.06          4.18          4.24         (0.06)         --        (0.06)
                            12/31/94     11.78         0.06         (0.59)        (0.53)        (0.03)         --        (0.03)
                            12/31/93     10.53         0.03          1.22          1.25            --          --           --
AST Money Market            06/30/98*   $ 1.00      $0.0214       $0.0001       $0.0215      $(0.0214)   $(0.0001)    $(0.0215)
                            12/31/97      1.00       0.0507        0.0002        0.0509       (0.0507)    (0.0002)     (0.0509)
                            12/31/96      1.00       0.0492        0.0005        0.0497       (0.0492)    (0.0005)     (0.0497)
                            12/31/95      1.00       0.0494            --        0.0494       (0.0494)         --      (0.0494)
                            12/31/94      1.00       0.0369            --        0.0369       (0.0367)    (0.0002)     (0.0369)
                            12/31/93      1.00       0.0252            --        0.0252       (0.0252)         --      (0.0252)
Neuberger&Berman            06/30/98*   $15.15      $  0.18       $ (0.45)      $ (0.27)     $  (0.36)   $  (1.32)    $  (1.68)
  Mid-Cap Value             12/31/97     12.83         0.32          2.87          3.19         (0.36)      (0.51)       (0.87)
                            12/31/96     11.94         0.36          0.97          1.33         (0.44)         --        (0.44)
                            12/31/95      9.87         0.40          2.09          2.49         (0.42)         --        (0.42)
                            12/31/94     10.79         0.46         (1.20)        (0.74)        (0.16)      (0.02)       (0.18)
                            12/31/93(2)   10.00        0.17          0.62          0.79            --          --           --
AST Putnam Balanced         06/30/98*   $13.64      $  0.17       $  0.95       $  1.12      $  (0.35)   $  (0.81)    $  (1.16)
                            12/31/97     13.19         0.34          1.84          2.18         (0.31)      (1.42)       (1.73)
                            12/31/96     12.53         0.32          1.02          1.34         (0.25)      (0.43)       (0.68)
                            12/31/95     10.49         0.26          2.06          2.32         (0.28)         --        (0.28)
                            12/31/94     10.57         0.27         (0.26)         0.01         (0.07)      (0.02)       (0.09)
                            12/31/93(2)   10.00        0.08          0.49          0.57            --          --           --

--------------------------  ---------

                            NET ASSET
                              VALUE
                               END
        PORTFOLIO           OF PERIOD
--------------------------  ---------
AST Putnam                   $22.94
  International Equity        21.29
                              19.22
                              18.20
                              17.61
                              17.34
Lord Abbett                  $21.13
  Growth and Income           20.53
                              17.17
                              14.98
                              12.00
                              12.06
JanCap Growth                $29.43
                              23.15
                              18.79
                              15.40
                              11.22
                              11.78
AST Money Market             $ 1.00
                               1.00
                               1.00
                               1.00
                               1.00
                               1.00
Neuberger&Berman             $13.20
  Mid-Cap Value               15.15
                              12.83
                              11.94
                               9.87
                              10.79
AST Putnam Balanced          $13.60
                              13.64
                              13.19
                              12.53
                              10.49
                              10.57

--------------------------------------------------------------------------------
(1) Annualized.
(2) Commenced operations on May 4, 1993.
 *  Unaudited.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
            SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    ----------------------------------   --------------------------------   --------------------------------
                                         AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
             NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
    TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    ------   -------------   ---------   --------------   ---------------   --------------   ---------------
    21.53%    $  524,286        59%          1.11%(1)          1.11%(1)          1.59%(1)         1.59%(1)
    18.15%       412,270       116%          1.15%             1.15%             1.04%            1.04%
     9.65%       346,211       124%          1.16%             1.26%             0.88%            0.78%
    10.00%       268,056        59%          1.17%             1.27%             0.88%            0.78%
     2.64%       238,050        49%          1.22%             1.32%             0.55%            0.46%
    36.11%       150,646        32%          1.52%             1.52%             0.28%            0.28%
     9.63%    $1,107,523        35%          0.91%(1)          0.91%(1)          1.38%(1)         1.38%(1)
    23.92%       936,986        41%          0.93%             0.93%             1.60%            1.60%
    18.56%       530,497        43%          0.97%             0.97%             1.92%            1.92%
    28.91%       288,749        50%          0.99%             0.99%             2.50%            2.50%
     2.22%        92,050        60%          1.06%             1.06%             2.45%            2.45%
    13.69%        48,385        57%          1.22%             1.33%             2.05%            1.94%
    33.83%    $2,241,721        21%          1.03%(1)          1.05%(1)          0.30%(1)         0.28%(1)
    28.66%     1,511,563        94%          1.07%             1.07%             0.24%            0.24%
    28.36%       892,324        79%          1.10%             1.10%             0.25%            0.25%
    37.98%       431,321       113%          1.12%             1.12%             0.51%            0.51%
    (4.51%)      245,645        94%          1.18%             1.18%             0.62%            0.62%
    11.87%       157,852        92%          1.22%             1.22%             0.35%            0.35%
     2.58%    $  827,751        N/A          0.60%(1)          0.68%(1)          5.10%(1)         5.02%(1)
     5.18%       759,893        N/A          0.60%             0.69%             5.06%            4.97%
     5.08%       549,470        N/A          0.60%             0.71%             4.87%            4.76%
     5.05%       344,225        N/A          0.60%             0.72%             5.38%            5.26%
     3.75%       288,588        N/A          0.64%             0.76%             3.90%            3.78%
     2.55%       114,074        N/A          0.65%             0.84%             2.53%            2.34%
    (2.03%)   $  215,366       143%          0.96%(1)          0.96%(1)          2.59%(1)         2.59%(1)
    26.42%       201,143        91%          0.90%             0.90%             3.34%            3.34%
    11.53%       123,138        73%          0.93%             0.93%             3.14%            3.14%
    26.13%       107,399        71%          0.93%             0.93%             4.58%            4.58%
    (6.95%)       71,205        54%          0.99%             0.99%             5.11%            5.11%
     7.90%        57,643         5%          1.18%(1)          1.18%(1)          5.09%(1)         5.09%(1)
     8.62%    $  399,876        82%          1.00%(1)          1.00%(1)          2.59%(1)         2.59%(1)
    18.28%       357,589       170%          1.03%             1.03%             2.81%            2.81%
    11.23%       286,479       276%          0.94%             0.94%             2.66%            2.66%
    22.60%       255,206       161%          0.94%             0.94%             3.28%            3.28%
     0.09%       145,624        87%          0.99%             0.99%             3.08%            3.08%
     5.70%        91,591        46%          1.13%(1)          1.13%(1)          2.53%(1)         2.53%(1)
------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-------------------------------------------------------------------------------------------------------------------------------
                                                        INCREASE (DECREASE) FROM
                                                         INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                 --------------------------------------   -------------------------------------
                                     NET ASSET      NET
                                       VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                          PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
PORTFOLIO                 ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-----------------------  --------    ---------   ----------   ------------   ----------   ----------   --------   -------------
Federated High Yield     06/30/98*    $13.11       $ 0.40        $ 0.12        $ 0.52       $(0.76)     $(0.04)      $(0.80)
                         12/31/97      12.13         0.75          0.83          1.58        (0.54)      (0.06)       (0.60)
                         12/31/96      11.14         0.56          0.90          1.46        (0.47)         --        (0.47)
                         12/31/95       9.69         0.38          1.46          1.84        (0.39)         --        (0.39)
                         12/31/94()(3)   10.00       0.55         (0.86)        (0.31)          --          --           --
T. Rowe Price            06/30/98*    $15.13       $ 0.19        $ 1.43        $ 1.62       $(0.33)     $(0.06)      $(0.39)
  Asset Allocation       12/31/97      13.27         0.33          2.03          2.36        (0.26)      (0.24)       (0.50)
                         12/31/96      12.01         0.27          1.28          1.55        (0.25)      (0.04)       (0.29)
                         12/31/95       9.94         0.26          2.02          2.28        (0.21)         --        (0.21)
                         12/31/94()(3)   10.00       0.21         (0.27)        (0.06)          --          --           --
PIMCO Total              06/30/98*    $11.72       $ 0.25        $ 0.21        $ 0.46       $(0.51)     $(0.24)      $(0.75)
  Return Bond            12/31/97      11.11         0.49          0.57          1.06        (0.45)         --        (0.45)
                         12/31/96      11.34         0.46         (0.10)         0.36        (0.28)      (0.31)       (0.59)
                         12/31/95       9.75         0.25          1.55          1.80        (0.21)         --        (0.21)
                         12/31/94()(3)   10.00       0.26         (0.51)        (0.25)          --          --           --
INVESCO Equity           06/30/98*    $16.51       $ 0.15        $ 1.53        $ 1.68       $(0.32)     $(0.81)      $(1.13)
  Income                 12/31/97      13.99         0.31          2.84          3.15        (0.26)      (0.37)       (0.63)
                         12/31/96      12.50         0.27          1.79          2.06        (0.24)      (0.33)       (0.57)
                         12/31/95       9.75         0.25          2.65          2.90        (0.15)         --        (0.15)
                         12/31/94(3)   10.00         0.16         (0.41)        (0.25)          --          --           --
Founders Capital         06/30/98*    $17.81       $(0.05)       $ 0.75        $ 0.70       $   --      $(0.85)      $(0.85)
  Appreciation           12/31/97      16.80        (0.05)         1.06          1.01           --          --           --
                         12/31/96      14.25        (0.03)         2.85          2.82           --       (0.27)       (0.27)
                         12/31/95      10.84        (0.04)         3.54          3.50        (0.09)         --        (0.09)
                         12/31/94(3)   10.00         0.11          0.73          0.84           --          --           --
T. Rowe Price            06/30/98*    $12.09       $ 0.08        $ 1.45        $ 1.53       $(0.14)     $(0.23)      $(0.37)
  International Equity   12/31/97      12.07         0.08          0.09          0.17        (0.07)      (0.08)       (0.15)
                         12/31/96      10.65         0.06          1.44          1.50        (0.08)         --        (0.08)
                         12/31/95       9.62         0.07          0.99          1.06        (0.01)      (0.02)       (0.03)
                         12/31/94(3)   10.00         0.02         (0.40)        (0.38)          --          --           --
T. Rowe Price            06/30/98*    $10.11       $ 0.22        $ 0.01        $ 0.23       $(0.03)     $(0.08)      $(0.11)
  International Bond     12/31/97      10.90         0.36         (0.73)        (0.37)       (0.16)      (0.26)       (0.42)
                         12/31/96      10.60         0.23          0.38          0.61        (0.14)      (0.17)       (0.31)
                         12/31/95       9.68         0.31          0.75          1.06        (0.14)         --        (0.14)
                         12/31/94(4)   10.00         0.27         (0.59)        (0.32)          --          --           --

-----------------------  ---------

                         NET ASSET
                           VALUE
                            END
PORTFOLIO                OF PERIOD
-----------------------  ---------
Federated High Yield      $12.83
                           13.11
                           12.13
                           11.14
                            9.69
T. Rowe Price             $16.36
  Asset Allocation         15.13
                           13.27
                           12.01
                            9.94
PIMCO Total               $11.43
  Return Bond              11.72
                           11.11
                           11.34
                            9.75
INVESCO Equity            $17.06
  Income                   16.51
                           13.99
                           12.50
                            9.75
Founders Capital          $17.66
  Appreciation             17.81
                           16.80
                           14.25
                           10.84
T. Rowe Price             $13.25
  International Equity     12.09
                           12.07
                           10.65
                            9.62
T. Rowe Price             $10.23
  International Bond       10.11
                           10.90
                           10.60
                            9.68

--------------------------------------------------------------------------------
(1) Annualized.
(3) Commenced operations on January 4, 1994.
(4) Commenced operations on May 3, 1994.
 *  Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                            RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
        SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
----------------------------------   --------------------------------   --------------------------------
                                     AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
         NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
------   -------------   ---------   --------------   ---------------   --------------   ---------------
 4.07%     $561,769         21%          0.95%(1)          0.95%(1)          8.17%(1)         8.17%(1)
13.59%      434,420         28%          0.98%             0.98%             8.83%            8.83%
13.58%      205,262         43%          1.03%             1.03%             8.02%            8.02%
19.57%       83,692         30%          1.11%             1.11%             8.72%            8.72%
(3.10%)      21,308         41%          1.15%(1)          1.34%(1)          9.06%(1)         8.87%(1)
10.84%     $268,309          6%          1.10%(1)          1.10%(1)          2.81%(1)         2.81%(1)
18.40%      213,075         10%          1.13%             1.13%             2.95%            2.95%
13.14%      120,149         31%          1.20%             1.20%             3.02%            3.02%
23.36%       59,399         18%          1.25%             1.29%             3.53%            3.49%
(0.60%)      23,463         32%          1.25%(1)          1.47%(1)          3.64%(1)         3.42%(1)
 4.09%     $697,088        130%          0.84%(1)          0.84%(1)          5.34%(1)         5.34%(1)
 9.87%      572,100        320%          0.86%             0.86%             5.56%            5.56%
 3.42%      360,010        403%          0.89%             0.89%             5.38%            5.38%
18.78%      225,335        124%          0.89%             0.89%             5.95%            5.95%
(2.50%)      46,493        139%          1.02%(1)          1.02%(1)          5.57%(1)         5.57%(1)
10.49%     $747,227         34%          0.93%(1)          0.93%(1)          2.12%(1)         2.12%(1)
23.33%      602,105         73%          0.95%             0.95%             2.54%            2.54%
17.09%      348,680         58%          0.98%             0.98%             2.83%            2.83%
30.07%      176,716         89%          0.98%             0.98%             3.34%            3.34%
(2.50%)      65,201         63%          1.14%(1)          1.14%(1)          3.41%(1)         3.41%(1)
 3.79%     $269,622         59%          1.12%(1)          1.12%(1)         (0.53%)(1)       (0.53%)(1)
 6.01%      278,258         77%          1.13%             1.13%            (0.32%)          (0.32%)
20.05%      220,068         69%          1.16%             1.16%            (0.38%)          (0.38%)
32.56%       90,460         68%          1.22%             1.22%            (0.28%)          (0.28%)
 8.40%       28,559        198%          1.30%(1)          1.55%(1)          2.59%(1)         2.34%(1)
12.84%     $477,431         12%          1.25%(1)          1.25%(1)          1.25%(1)         1.25%(1)
 1.36%      464,531         19%          1.26%             1.26%             0.71%            0.71%
14.17%      402,559         11%          1.30%             1.30%             0.84%            0.84%
11.09%      195,667         17%          1.33%             1.33%             1.03%            1.03%
(3.80%)     108,751         16%          1.75%(1)          1.77%(1)          0.45%(1)         0.43%(1)
 2.40%     $141,074         48%          1.12%(1)          1.12%(1)          5.07%(1)         5.07%(1)
(3.42%)     130,408        173%          1.11%             1.11%             4.73%            4.73%
 5.98%       98,235        241%          1.21%             1.21%             5.02%            5.02%
11.10%       45,602        325%          1.53%             1.53%             6.17%            6.17%
(3.20%)      15,218        163%          1.68%(1)          1.68%(1)          7.03%(1)         7.03%(1)
--------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------------------------------------
                                                           INCREASE (DECREASE) FROM
                                                            INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                    --------------------------------------   -------------------------------------
                                        NET ASSET      NET
                                          VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                              PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
         PORTFOLIO            ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
---------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
Neuberger&Berman             06/30/98*   $16.61       $(0.01)       $ 2.98        $ 2.97       $(0.01)     $(2.60)      $(2.61)
  Mid-Cap Growth             12/31/97     14.39         0.01          2.36          2.37        (0.02)      (0.13)       (0.15)
                             12/31/96     12.40         0.01          2.01          2.02        (0.03)         --        (0.03)
                             12/31/95      9.97         0.04          2.40          2.44        (0.01)         --        (0.01)
                             12/31/94(5)   10.00        0.01         (0.04)        (0.03)          --          --           --
Founders Passport            06/30/98*   $11.78       $ 0.03        $ 2.60        $ 2.63       $(0.03)     $   --       $(0.03)
                             12/31/97     11.63         0.05          0.19          0.24        (0.08)      (0.01)       (0.09)
                             12/31/96     10.33         0.09          1.24          1.33        (0.03)         --        (0.03)
                             12/31/95(6)   10.00        0.03          0.30          0.33           --          --           --
T. Rowe Price                06/30/98*   $14.57       $ 0.07        $ 0.29        $ 0.36       $(0.14)     $(0.87)      $(1.01)
  Natural Resources          12/31/97     14.47         0.14          0.35          0.49        (0.07)      (0.32)       (0.39)
                             12/31/96     11.11         0.05          3.35          3.40        (0.02)      (0.02)       (0.04)
                             12/31/95(6)   10.00        0.04          1.07          1.11           --          --           --
PIMCO Limited                06/30/98*   $11.02       $ 0.30        $(0.05)       $ 0.25       $(0.53)     $   --       $(0.53)
  Maturity Bond              12/31/97     10.81         0.55          0.22          0.77        (0.56)         --        (0.56)
                             12/31/96     10.47         0.56         (0.15)         0.41        (0.05)      (0.02)       (0.07)
                             12/31/95(6)   10.00        0.05          0.42          0.47           --          --           --
Robertson Stephens           06/30/98*   $12.62       $(0.05)       $ 2.29        $ 2.24       $   --      $   --       $   --
  Value + Growth             12/31/97     10.99        (0.05)         1.68          1.63           --          --           --
                             12/31/96(7)   10.00       (0.01)         1.00          0.99           --          --           --
AST Janus Overseas           06/30/98*   $11.87       $ 0.06        $ 2.68        $ 2.74       $(0.05)     $   --       $(0.05)
  Growth                     12/31/97(8)   10.00        0.02          1.85          1.87           --          --           --
AST Putnam Value             06/30/98*   $12.23       $ 0.05        $ 0.98        $ 1.03       $(0.07)     $(0.18)      $(0.25)
  Growth & Income            12/31/97(8)   10.00        0.07          2.16          2.23           --          --           --
Twentieth Century            06/30/98*   $11.34       $ 0.07        $ 1.48        $ 1.55       $(0.08)     $   --       $(0.08)
  Strategic Balanced         12/31/97(8)   10.00        0.11          1.23          1.34           --          --           --
Twentieth Century            06/30/98*   $11.52       $ 0.08        $ 2.76        $ 2.84       $   --      $   --       $   --
  International Growth       12/31/97(8)   10.00       (0.03)         1.55          1.52           --          --           --
T. Rowe Price Small          06/30/98*   $12.88       $ 0.03        $ 0.28        $ 0.31       $(0.05)     $(0.06)      $(0.11)
  Company Value              12/31/97(8)   10.00        0.06          2.82          2.88           --          --           --
Marsico Capital Growth       06/30/98*   $10.03       $   --        $ 3.17        $ 3.17       $   --      $   --       $   --
                             12/31/97(9)   10.00        0.01          0.02          0.03           --          --           --

---------------------------  ---------

                             NET ASSET
                               VALUE
                                END
         PORTFOLIO           OF PERIOD
---------------------------  ---------
Neuberger&Berman              $16.97
  Mid-Cap Growth               16.61
                               14.39
                               12.40
                                9.97
Founders Passport             $14.38
                               11.78
                               11.63
                               10.33
T. Rowe Price                 $13.92
  Natural Resources            14.57
                               14.47
                               11.11
PIMCO Limited                 $10.74
  Maturity Bond                11.02
                               10.81
                               10.47
Robertson Stephens            $14.86
  Value + Growth               12.62
                               10.99
AST Janus Overseas            $14.56
  Growth                       11.87
AST Putnam Value              $13.01
  Growth & Income              12.23
Twentieth Century             $12.81
  Strategic Balanced           11.34
Twentieth Century             $14.36
  International Growth         11.52
T. Rowe Price Small           $13.08
  Company Value                12.88
Marsico Capital Growth        $13.20
                               10.03

--------------------------------------------------------------------------------
(1) Annualized.
(5) Commenced operations on October 20, 1994.
(6) Commenced operations on May 2, 1995.
(7) Commenced operations on May 2, 1996.
(8) Commenced operations on January 2, 1997.
(9) Commenced operations on December 22, 1997.
 *  Unaudited.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
            SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    ----------------------------------   --------------------------------   --------------------------------
                                         AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
             NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
    TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    ------   -------------   ---------   --------------   ---------------   --------------   ---------------
    18.63%     $217,779        143%          1.02%(1)          1.02%(1)         (0.10%)(1)       (0.10%)(1)
    16.68%      185,050        305%          0.99%             0.99%             0.07%            0.07%
    16.34%      136,247        156%          1.01%             1.01%             0.24%            0.24%
    24.42%       45,979         84%          1.17%             1.17%             0.70%            0.70%
    (0.30%)       3,030          5%          1.25%(1)          1.70%(1)          1.41%(1)         0.97%(1)
    22.32%     $134,062         26%          1.32%(1)          1.32%(1)          0.46%(1)         0.46%(1)
     2.03%      117,938         73%          1.35%             1.35%             0.43%            0.43%
    12.91%      117,643        133%          1.36%             1.36%             1.25%            1.25%
     3.30%       28,455          4%          1.46%(1)          1.46%(1)          0.94%(1)         0.94%(1)
     2.54%     $100,490         32%          1.16%(1)          1.16%(1)          0.83%(1)         0.83%(1)
     3.39%      111,954         44%          1.16%             1.16%             0.98%            0.98%
    30.74%       88,534         31%          1.30%             1.30%             1.08%            1.08%
    11.10%        9,262          2%          1.35%(1)          1.80%(1)          1.28%(1)         0.83%(1)
     2.39%     $300,682        128%          0.87%(1)          0.87%(1)          5.84%(1)         5.84%(1)
     7.46%      288,642         54%          0.88%             0.88%             5.71%            5.71%
     3.90%      209,013        247%          0.89%             0.89%             5.69%            5.69%
     4.70%      161,940        205%          0.89%(1)          0.89%(1)          4.87%(1)         4.87%(1)
    17.75%     $286,750         95%          1.21%(1)          1.21%(1)         (0.65%)(1)       (0.65%)(1)
    14.83%      235,648        219%          1.23%             1.23%            (0.59%)          (0.59%)
     9.90%       48,790         77%          1.33%(1)          1.33%(1)         (0.56%)(1)       (0.56%)(1)
    23.15%     $501,294         45%          1.25%(1)          1.25%(1)          1.01%(1)         1.01%(1)
    18.70%      255,705         94%          1.35%(1)          1.35%(1)          0.36%(1)         0.36%(1)
     8.43%     $164,716         51%          1.05%(1)          1.05%(1)          1.01%(1)         1.01%(1)
    22.30%      117,438         81%          1.23%(1)          1.23%(1)          1.24%(1)         1.24%(1)
    13.74%     $ 50,462         55%          1.18%(1)          1.18%(1)          1.78%(1)         1.78%(1)
    13.40%       28,947         76%          1.25%(1)          1.35%(1)          2.02%(1)         1.92%(1)
    24.85%     $ 63,449        120%          1.72%(1)          1.72%(1)          1.26%(1)         1.26%(1)
    15.10%       33,082        171%          1.75%(1)          1.75%(1)         (0.58%)(1)       (0.58%)(1)
     2.38%     $309,444          6%          1.11%(1)          1.11%(1)          0.72%(1)         0.72%(1)
    28.80%      199,896          7%          1.16%(1)          1.16%(1)          1.20%(1)         1.20%(1)
    31.62%     $313,995         69%          1.11%(1)          1.11%(1)          0.31%(1)         0.31%(1)
     0.30%        7,299          --          1.00%(1)          1.00%(1)          3.62%(1)         3.62%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------
                                                              INCREASE (DECREASE) FROM
                                                               INVESTMENT OPERATIONS
                                                       --------------------------------------
                                           NET ASSET      NET
                                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
          PORTFOLIO             ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
-----------------------------  --------    ---------   ----------   ------------   ----------
Cohen & Steers Realty          06/30/98(10)  $10.00      $ 0.11        $(0.64)       $(0.53)
Lord Abbett Small Cap Value    06/30/98(10)  $10.00      $(0.01)       $ 0.86        $ 0.85
Bankers Trust Enhanced 500     06/30/98(10)  $10.00      $ 0.05        $ 1.65        $ 1.70
Stein Roe Venture              06/30/98(10)  $10.00      $(0.01)       $(0.81)       $(0.82)

-----------------------------  -------------------------------------------------

                                        LESS DISTRIBUTIONS
                               -------------------------------------
                                                                       NET ASSET
                                FROM NET    FROM NET                     VALUE
                               INVESTMENT   REALIZED       TOTAL          END
          PORTFOLIO              INCOME      GAINS     DISTRIBUTIONS   OF PERIOD
-----------------------------  ----------   --------   -------------   ---------
Cohen & Steers Realty            $   --      $   --       $   --        $ 9.47
Lord Abbett Small Cap Value      $   --      $   --       $   --        $10.85
Bankers Trust Enhanced 500       $   --      $   --       $   --        $11.70
Stein Roe Venture                $   --      $   --       $   --        $ 9.18

--------------------------------------------------------------------------------
 (1) Annualized.
(10) Commenced operations on January 2, 1998 (Unaudited).

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
            SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    ----------------------------------   --------------------------------   --------------------------------
                                         AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
             NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
    TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    ------   -------------   ---------   --------------   ---------------   --------------   ---------------
    (5.20%)    $ 26,088         33%          1.27%(1)          1.27%(1)          4.04%(1)         4.04%(1)
     8.50%     $ 30,050         14%          1.32%(1)          1.32%(1)         (0.33%)(1)       (0.33%)(1)
    17.00%     $114,195        119%          0.80%(1)          0.93%(1)          1.23%(1)         1.10%(1)
    (8.20%)    $  4,971         33%          1.35%(1)          2.13%(1)         (0.46%)(1)       (1.24%)(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 1998, issued 28 classes of shares of beneficial interest: AST Putnam International Equity Portfolio ("Putnam International Equity"), Lord Abbett Growth and Income Portfolio ("Growth and Income"), JanCap Growth Portfolio ("Growth"), AST Money Market Portfolio ("Money Market"), Neuberger&Berman Mid-Cap Value Portfolio ("Mid-Cap Value") (formerly, Federated Utility Income Portfolio), AST Putnam Balanced Portfolio ("Balanced"), Federated High Yield Portfolio ("High Yield"), T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), PIMCO Total Return Bond Portfolio ("Total Return Bond"), INVESCO Equity Income Portfolio ("Equity Income"), Founders Capital Appreciation Portfolio ("Capital Appreciation"), T. Rowe Price International Equity Portfolio ("T. Rowe International Equity"), T. Rowe Price International Bond Portfolio ("International Bond"), Neuberger&Berman Mid-Cap Growth Portfolio ("Mid-Cap Growth") (formerly, Berger Capital Growth Portfolio), Founders Passport Portfolio ("Passport"), T. Rowe Price Natural Resources Portfolio ("Natural Resources"), PIMCO Limited Maturity Bond Portfolio ("Limited Maturity Bond"), Robertson Stephens Value + Growth Portfolio ("Value + Growth"), AST Janus Overseas Growth Portfolio ("Overseas Growth"), AST Putnam Value Growth & Income Portfolio ("Value Growth & Income"), Twentieth Century Strategic Balanced Portfolio ("Strategic Balanced"), Twentieth Century International Growth Portfolio ("International Growth"), T. Rowe Price Small Company Value Portfolio ("Small Company Value"), Marsico Capital Growth Portfolio ("Capital Growth"), Cohen & Steers Realty Portfolio ("Realty"), Lord Abbett Small Cap Value Portfolio ("Small Cap Value"), Bankers Trust Enhanced 500 Portfolio ("Enhanced 500"), and Stein Roe Venture Portfolio ("Venture") (collectively the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principals, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from

--------------------------------------------------------------------------------

writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolios's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available,

--------------------------------------------------------------------------------

as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios:
Putnam Investment Management, Inc. for Putnam International Equity, Balanced, and Value Growth & Income; Lord Abbett & Co. for Growth and Income and Small Cap Value; Janus Capital Corporation for Growth and Overseas Growth; J. P. Morgan Investment Management Inc. for Money Market; Federated Investment Counseling for High Yield; T. Rowe Price Associates, Inc. for Asset Allocation, Natural Resources, and Small Company Value; Pacific Investment Management Co. for Total Return Bond and Limited Maturity Bond; INVESCO Funds Group, Inc. for Equity Income; Founders Asset Management LLC for Capital Appreciation and Passport; Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for T. Rowe International Equity and International Bond; Neuberger&Berman Management Incorporated for Mid-Cap Value and Mid-Cap Growth; Robertson, Stephens & Company Investment Management, L.P. for Value + Growth; American Century Investment Management, Inc. for Strategic Balanced and International Growth; Marsico Capital Management, LLC for Capital Growth; Cohen & Steers Capital Management, Inc. for Realty; Bankers Trust Company for Enhanced 500; and Stein Roe & Farnham Incorporated for Venture.

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, .75%, .90%, .50%, .90%, .75%, .75%, .85%, .65%, .75%,
 .90%, 1.00%, .80%, .90%, 1.00%, .90%, .65%, 1.00%, 1.00%, .75%, .85%, 1.00%,
 .90%, .90%, 1.00%, 0.95%, .60%, and .95% of the average daily net assets of the Putnam International Equity, Growth and Income, Growth, Money Market, Mid-Cap Value, Balanced, High Yield, Asset Allocation, Total Return Bond, Equity Income, Capital Appreciation, T. Rowe International Equity, International Bond, Mid-Cap Growth, Passport, Natural Resources, Limited Maturity Bond, Value + Growth, Overseas Growth, Value Growth & Income, Strategic Balanced, International
Growth, Small Company Value, Capital Growth, Realty, Small Cap Value, Enhanced 500, and Venture Portfolios, respectively. The fees for Putnam International Equity are at the rate of .85% for average daily net assets in excess of $75 million, for Mid-Cap Value are at the rate of .85% for average daily net assets in excess of $1 billion, for Balanced are at the rate of .70% for average daily net assets in excess of $300 million, and for Mid-Cap Growth are at the rate of
 .85% for average daily net assets in excess of $1 billion. During the six months ended June 30, 1998, the Investment Manager voluntarily waived .05% from its fee for the Money Market Portfolio, 0.05% from its fee for the Growth Portfolio on average daily net assets in excess of $1 billion, and, since

--------------------------------------------------------------------------------

February 11, 1998, .05% from its fee for the Growth and Income Portfolio on average daily net assets in excess of $1 billion.

The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .65%, .50%, .60%, .25%, .50%, .45%, .50%,
 .50%, .30%, .50%, .65%, .75%, .40%, .45%, .60%, .60%, .30%, .60%, .65%, .45%,
 .50%, .70%, .60%, .45%, .60%, .50%, .17%, and .50% of the average daily net assets of the Putnam International Equity, Growth and Income, Growth, Money Market, Mid-Cap Value, Balanced, High Yield, Asset Allocation, Total Return Bond, Equity Income, Capital Appreciation, T. Rowe International Equity, International Bond, Mid-Cap Growth, Passport, Natural Resources, Limited Maturity Bond, Value + Growth, Overseas Growth, Value Growth & Income, Strategic Balanced, International Growth, Small Company Value, Capital Growth, Realty, Small Cap Value, Enhanced 500, and Venture Portfolios, respectively. The Sub-advisors for the Growth, Money Market, and T. Rowe International Equity Portfolios are currently voluntarily waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable by the Investment Manager to the Sub-advisors of all Portfolios, other than International Bond, Capital Growth, Small Cap Value, and Venture, are reduced for Portfolio net assets in excess of specified levels.

On April 29, 1998 the shareholders of the Federated Utility Income and Berger Capital Growth Portfolios approved new Investment Management and Sub-Advisory Agreements, effective May 1, 1998. Under the new Sub-Advisory Agreements, Neuberger&Berman Management Incorporated became Sub-advisor to both Portfolios. Effective May 1, 1998, the names of the Portfolios were changed from Federated Utility Income Portfolio to Neuberger&Berman Mid-Cap Value Portfolio and from Berger Capital Growth Portfolio to Neuberger&Berman Mid-Cap Growth Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor to Federated Utility Income Portfolio and Berger Associates, Inc. served as Sub-advisor to Berger Capital Growth Portfolio. Prior to May 1, 1998, the Investment Manager received a fee, computed daily and paid monthly, based on an annual rate of 0.75% for both the Federated Utility Income and Berger Capital Growth Portfolios. The fees for Federated Utility Income Portfolio were reduced to .60% for average daily net assets in excess of $50 million. The Investment Manager paid each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .50% and .55% of the average daily net assets of the Federated Utility Income and Berger Capital Growth Portfolios, respectively. The annual rates of the fees paid by the Investment Manager to the Sub-advisors of each Portfolio were reduced for Portfolio net assets in excess of specified levels.

By the terms of the Investment Management Agreement, during the six months ended June 30, 1998, the Investment Manager reimbursed Money Market in the amount of $94,845 to prevent its expenses from exceeding an annual rate of .60% of average daily net assets. In addition, the Investment Manager voluntarily reimbursed Enhanced 500 and Venture in the amount of $52,444 and $9,240, respectively. Voluntary payments of Portfolio expenses by the Investment Manager are subject to reimbursement by the Portfolio within the two year period following such payments. During the six months ended June 30, 1998, Strategic Balanced paid $3,660 as reimbursement to the Investment Manager.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of .10% of each Portfolio's average daily net assets.

--------------------------------------------------------------------------------

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4.  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

Capital Loss Carryforwards

At June 30, 1998, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                                                  EXPIRATION
                                                                                 DECEMBER 31,
                                                                            ----------------------
                                                                AMOUNT        2004         2005
                                                              ----------    --------    ----------
Capital Appreciation........................................  $3,166,259    $     --    $3,166,259
Limited Maturity Bond.......................................     606,299     606,299            --
Value + Growth..............................................   3,619,886       7,892     3,611,994
Overseas Growth.............................................   1,943,421          --     1,943,421
Strategic Balanced..........................................     355,092          --       355,092
International Growth........................................     225,626          --       225,626

--------------------------------------------------------------------------------

5.  PORTFOLIO SECURITIES

Purchases and sales of securities, other than short-term obligations, during the period ended June 30, 1998, were as follows ($ in thousands):

                                                       U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                       --------------------------    ---------------------
                                                       PURCHASES        SALES        PURCHASES     SALES
                                                       ----------    ------------    ---------    --------
Putnam International Equity..........................   $     --      $       --     $290,138     $271,313
Growth and Income....................................         --              --      434,894      352,592
Growth...............................................         --              --      602,205      348,415
Mid-Cap Value........................................         --              --      269,903      250,882
Balanced.............................................    117,944         121,728      164,048      142,758
High Yield...........................................         --              --      225,299      100,838
Asset Allocation.....................................      2,813              --       42,327       13,985
Total Return Bond....................................    681,574         572,741      266,556      153,470
Equity Income........................................     13,606           9,751      278,274      209,659
Capital Appreciation.................................         --              --      139,019      136,082
T. Rowe International Equity.........................         --              --       56,478      100,122
International Bond...................................         --              --       60,176       63,312
Mid-Cap Growth.......................................         --              --      348,154      360,010
Passport.............................................         --              --       26,050       30,022
Natural Resources....................................         --              --       31,821       41,597
Limited Maturity Bond................................    422,101         380,203       70,886        8,430
Value + Growth.......................................         --              --      284,764      274,542
Overseas Growth......................................         --              --      285,795      138,229
Value Growth & Income................................         --              --      102,710       64,457
Strategic Balanced...................................     11,794           7,663       23,375       18,561
International Growth.................................         --              --       67,745       50,570
Small Company Value..................................         --              --       98,952       13,719
Capital Growth.......................................         --              --      332,220       81,918
Realty...............................................         --              --       26,193        1,175
Small Cap Value......................................         --              --       27,994        1,733
Enhanced 500.........................................      1,361              --      168,488       76,601
Venture..............................................         --              --        5,827          709

--------------------------------------------------------------------------------

At June 30, 1998, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows ($ in thousands):

                                                                                                     NET
                                                                   GROSS           GROSS          UNREALIZED
                                                  AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                                     COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                  ----------    ------------    ------------    --------------
Putnam International Equity.....................  $  425,204      $102,853        $(12,463)        $ 90,390
Growth and Income...............................     941,393       182,937         (14,209)         168,728
Growth..........................................   1,380,192       862,156          (9,665)         852,491
Money Market....................................     816,316            --              --               --
Mid-Cap Value...................................     222,380         5,674         (12,018)          (6,344)
Balanced........................................     364,032        39,617          (5,628)          33,989
High Yield......................................     539,234        19,735          (6,172)          13,563
Asset Allocation................................     213,180        58,470          (5,117)          53,353
Total Return Bond...............................     856,035         6,321            (610)           5,711
Equity Income...................................     631,938       130,076          (7,096)         122,980
Capital Appreciation............................     226,176        57,777         (11,310)          46,467
T. Rowe International Equity....................  359,253...       126,273         (33,925)          92,348
International Bond..............................     133,480         4,194          (5,544)          (1,350)
Mid-Cap Growth..................................     219,583        13,641          (7,864)           5,777
Passport........................................      99,780        36,511          (2,605)          33,906
Natural Resources...............................     103,110        15,562         (18,753)          (3,191)
Limited Maturity Bond...........................     398,397         2,142            (744)           1,398
Value + Growth..................................     246,445        49,258          (5,378)          43,880
Overseas Growth.................................     437,272        87,932          (7,481)          80,451
Value Growth & Income...........................     151,974        14,135          (4,526)           9,609
Strategic Balanced..............................      45,488         6,137            (402)           5,735
International Growth............................      63,016         6,794            (830)           5,964
Small Company Value.............................     293,153        32,486         (16,467)          16,019
Capital Growth..................................     296,894        27,056          (1,269)          25,787
Realty..........................................      25,669           268          (1,088)            (820)
Small Cap Value.................................      29,978         1,116          (1,525)            (409)
Enhanced 500....................................     106,149         6,540          (1,737)           4,803
Venture.........................................       5,572           126            (604)            (478)

--------------------------------------------------------------------------------

6.  WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the six months ended June 30, 1998, were as follows:

                                                           TOTAL RETURN BOND         CAPITAL GROWTH
                                                          --------------------    ---------------------
                                                          NOTIONAL
                                                           AMOUNT                 NUMBER OF
                                                           (000)      PREMIUM     CONTRACTS    PREMIUM
                                                          --------    --------    ---------    --------
Balance at beginning of period..........................  $    --     $     --        --       $     --
Written.................................................   95,000      143,336       117        215,858
Expired.................................................       --           --        --             --
Exercised...............................................       --           --        --             --
Closed..................................................       --           --      (117)      (215,858)
                                                          -------     --------      ----       --------
Balance at end of period................................  $95,000     $143,336        --       $     --
                                                          =======     ========      ====       ========

At June 30, 1998, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.